UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29

Registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period: February 29, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

February 29, 2016

Dow Jones Target Date Funds

■	Wells Fargo Dow Jones Target Today Fund

■	Wells Fargo Dow Jones Target 2010 Fund

■	Wells Fargo Dow Jones Target 2015 Fund

■	Wells Fargo Dow Jones Target 2020 Fund

■	Wells Fargo Dow Jones Target 2025 Fund

■	Wells Fargo Dow Jones Target 2030 Fund

■	Wells Fargo Dow Jones Target 2035 Fund

■	Wells Fargo Dow Jones Target 2040 Fund

■	Wells Fargo Dow Jones Target 2045 Fund

■	Wells Fargo Dow Jones Target 2050 Fund

■	Wells Fargo Dow Jones Target 2055 Fund

■	Wells Fargo Dow Jones Target 2060 Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Terrorism-related violence and escalating tensions in countries in the Middle East that drove a massive refugee movement also unsettled investors.

Returns in fixed-income markets were positive in many sectors despite volatility.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Dow Jones Target Date Funds for the 12-month period that ended February 29, 2016. The Dow Jones Target Date Funds diversify investments across equity, fixed income, and short-term debt securities. During the period, investors confronted issues and concerns that drove higher volatility across global equity and bond markets, driving stock price declines and restraining bond investment returns.

U.S. economic recovery and European monetary policy did not sustain an equity rally.

Early in the period, several developments encouraged investors. U.S. annualized gross domestic product (GDP) growth measures improved and consumer sentiment and corporate earnings generally were favorable. Just prior to the start of the period, in January 2015, the European Central Bank (ECB) expanded its program to purchase bonds issued by European Union member countries, institutions, and agencies in an effort to spur regional growth. Domestic stocks moved higher during March and April 2015 with several markets reaching levels that represented multiyear highs. For the first time in five years, all four of the eurozone’s largest economies—France, Germany, Italy, and Spain—recorded annualized GDP growth during early 2015.

After April, global equity market trends turned negative. Negotiations over Greece’s sovereign debt and signs of slowing economic growth in China caused concern throughout the summer. Despite a negotiated resolution of the Greek debt crisis, the prospect of a slowdown in one of the world’s largest economies, the strengthening U.S. dollar, and the persistent decline of commodity prices discouraged risk-taking by investors. Terrorism-related violence and escalating tensions in countries in the Middle East that drove a massive refugee movement also unsettled investors. Perhaps because the U.S. Federal Reserve consistently signaled that an interest-rate increase was in the offing, investment markets initially exhibited little reaction to its occurrence in December 2015, with many analysts expecting more definitive responses in 2016. Those expectations proved true when stocks struggled in early 2016. For the 12-month period, the S&P 500 Index1 returned -6.19% overall. As measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index,2 international developed markets stock performance was -15.18%. Emerging markets stock performance was -23.41%, as measured by the MSCI Emerging Markets Index.3

Bond investment returns turned positive as risk appetites declined.

Returns in fixed-income markets were positive in many sectors despite volatility. Government bond yields in Germany and France fell to multiyear lows in April. Policymakers in Europe and Japan set yields on government-issued bonds to negative levels in an effort to encourage spending and lending regionally. Conversely, government bond yields in Spain and Italy increased as the Greek

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

debt drama played out. In the U.S., bond investors wondered about the impact of rising interest rates and falling bond values on the ability of bond dealers and buyers to conduct trades consistently. Despite concerns, the Barclays U.S. Aggregate Bond Index4 returned 1.50% while bonds issued outside the U.S. returned 0.36%, as measured by the Barclays Global Aggregate ex-U.S. Dollar Bond Index.5

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(7.40)	0.85	2.69	(1.74)	2.05	3.31	0.84	0.76
Class B (WFOKX)*	8-1-1998	(7.39)	0.92	2.77	(2.39)	1.31	2.77	1.59	1.51
Class C (WFODX)	12-1-1998	(3.44)	1.32	2.54	(2.44)	1.32	2.54	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	(2.00)	1.87	3.21	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	(1.40)	2.50	3.80	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	(1.25)	2.59	3.85	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(1.56)	2.23	3.52	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	(1.04)	2.93	4.30	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of February 29, 20169

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(7.60)	1.17	2.67	(1.99)	2.36	3.28	0.85	0.78
Class B (SPTBX)*	3-1-1997	(7.61)	1.26	2.74	(2.61)	1.64	2.74	1.60	1.53
Class C (WFOCX)	12-1-1998	(3.69)	1.60	2.51	(2.69)	1.60	2.51	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	(2.27)	2.17	3.17	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	(1.73)	2.79	3.76	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	(1.59)	2.87	3.80	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	(1.83)	2.54	3.50	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	(1.25)	3.27	4.26	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns (%) as of February 29, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(8.10)	1.68	2.21	(2.54)	2.90	2.91		0.85	0.79
Class R (WFBRX)	6-28-2013	–	–	–	(2.78)	2.63	2.68		1.10	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	(2.22)	3.26	3.22		0.57	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	(2.12)	3.33	3.26		0.42	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	(2.45)	2.97	2.95		0.77	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	(1.73)	3.72	3.72	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(9.39)	2.08	3.01	(3.86)	3.29	3.62	0.83	0.81
Class B (STPBX)*	3-1-1997	(9.55)	2.14	3.08	(4.55)	2.50	3.08	1.58	1.56
Class C (WFLAX)	12-1-1998	(5.50)	2.52	2.85	(4.50)	2.52	2.85	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	(4.08)	3.11	3.52	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	(3.52)	3.72	4.11	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	(3.42)	3.80	4.15	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	(3.72)	3.46	3.83	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	(3.00)	4.20	4.50	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(10.97)	2.55	2.08	(5.56)	3.78	2.78		0.84	0.81
Class R (WFHRX)	6-28-2013	–	–	–	(5.72)	3.53	2.56		1.09	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	(5.26)	4.15	3.10		0.56	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	(5.02)	4.25	3.16		0.41	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	(5.45)	3.87	2.85		0.76	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	(4.68)	4.61	3.54	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(12.72)	2.78	3.31	(7.37)	4.00	3.92	0.83	0.82
Class B (SGPBX)*	3-1-1997	(13.03)	2.86	3.38	(8.03)	3.22	3.38	1.58	1.57
Class C (WFDMX)	12-1-1998	(9.05)	3.22	3.15	(8.05)	3.22	3.15	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	(7.57)	3.83	3.82	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	(7.07)	4.44	4.41	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	(6.93)	4.52	4.45	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	(7.27)	4.16	4.13	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	(6.57)	4.89	4.80	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	(14.49)	3.02	2.02	(9.28)	4.26	2.72		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	(9.48)	3.99	2.45		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	(8.92)	4.62	3.04		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	(8.78)	4.71	3.09		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	(9.17)	4.32	2.74		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	(8.49)	5.06	3.37	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	(15.85)	3.07	3.49	(10.72)	4.30	4.10	0.84	0.83
Class B (SLPBX)*	3-1-1997	(16.41)	3.16	3.55	(11.41)	3.51	3.55	1.59	1.58
Class C (WFOFX)	7-1-1998	(12.39)	3.52	3.32	(11.39)	3.52	3.32	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	(10.96)	4.12	4.00	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	(10.45)	4.71	4.58	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	(10.32)	4.81	4.63	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	(10.56)	4.46	4.32	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	(9.97)	5.16	4.91	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	(16.76)	3.17	2.12	(11.70)	4.41	2.82		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	(11.84)	4.16	2.58		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	(11.41)	4.79	3.15		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	(11.21)	4.87	3.19		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	(11.55)	4.50	2.88		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	(10.91)	5.21	3.43	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of February 29, 201612

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	(16.99)	3.17	2.10	(11.93)	4.40	2.80		0.84	0.83
Class C (WFQCX)	11-30-2012	(13.41)	3.62	2.03	(12.56)	3.62	2.03		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	(12.21)	4.14	2.54		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	(11.72)	4.75	3.11		0.56	0.52
Class R6 (WFQFX)	6-29-2007				(11.51)	4.85	3.17		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	(11.86)	4.48	2.83		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	(11.23)	5.19	3.42	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	(17.00)	3.34	(11.93)	4.66		0.92	0.83
Class R (WFYRX)	6-28-2013	–	–	(12.16)	4.27		1.17	1.08
Class R4 (WFVRX)	11-30-2012	–	–	(11.70)	5.02		0.64	0.52
Class R6 (WFQUX)	6-30-2011	–	–	(11.52)	5.11		0.49	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	(11.75)	4.76		0.84	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	(11.23)	5.35	*	–	–
Russell 3000® Index[6]	–	–	–	(7.84)	10.23	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	1.50	3.35	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of February 29, 2016

		Including sales charge	Excluding sales charge	Expense ratios[3] (%)
	Inception date	Since inception	Since inception	Gross	Net[4]
Class A (WFAFX)	6-30-2015	(15.73)	(10.59)	0.95	0.83
Class C (WFCFX)	6-30-2015	(11.89)	(11.00)	1.70	1.58
Class R (WFRFX)	6-30-2015	–	(10.66)	1.20	1.08
Class R4 (WFSFX)	6-30-2015	–	(10.30)	0.67	0.52
Class R6 (WFUFX)	6-30-2015	–	(10.30)	0.52	0.37
Administrator Class (WFDFX)	6-30-2015	–	(10.50)	0.87	0.72
Dow Jones Global Target 2060 Index[5]	–	–	(10.80)*	–	–
Russell 3000® Index[6]	–	–	(7.03)*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	2.76 *	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

MANAGER’S DISCUSSION

Highlights

The Wells Fargo Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets.

The funds address investment risk through diversification and disciplined asset allocation.

All of the funds invest in the same three underlying portfolios: the Wells Fargo Diversified Stock Portfolio, the Wells Fargo Diversified Fixed Income Portfolio, and the Wells Fargo Short-Term Investment Portfolio, differing only in the amount invested in each underlying portfolio. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk. The Wells Fargo Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The Wells Fargo Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. Under normal circumstances, the Short-Term Investment Portfolio holds high-quality, short-term U.S. dollar–denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities, and repurchase agreements.

Global equity markets experienced substantial losses, while bond markets recorded slight gains.

After expenses, the Dow Jones Target Date Funds trailed their respective indexes for the 12-month period ended February 29, 2016. Over the past 12 months, the majority of the Dow Jones Target Date Funds, before adjusting for fees, slightly outperformed their corresponding Dow Jones Global Target Date Index. Each of the Dow Jones Global Target Date Indexes and the funds posted negative returns for the 12-month period, with longer-dated funds generating the largest losses due primarily to higher allocations to equity investments.

Global equity markets were down sharply during the period. Domestically, the S&P 500 Index13 fell 6.19% while the Russell 2000® Index14 sank 14.97%. Foreign markets fared worse, with the Morgan Stanley Capital International (MSCI) Europe Australasia, Far East (EAFE) Index15 dropping 15.18% and the MSCI Emerging Markets Index16 plunging 23.41%. Global bond markets were up slightly for the period. The Barclays U.S. Aggregate Bond Index rose 1.50%, and the Barclays Global Treasury: Majors Ex US Index17 climbed 3.27%. Fixed-income and short-term investment allocations were not sufficient to offset the substantial equity losses experienced during the 12-month period.

The Dow Jones Target Date Funds are designed to become more conservative as the fund moves down the glide path and the target date approaches in order to increase the probability of capital preservation as retirement nears. The risk level of each fund is managed by adjusting investment allocations among equity, fixed income and cash equivalents. Our goal is to manage the relative equity risk of each fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage, as both fixed income and cash equivalents carry risk. On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to equity, fixed income and cash equivalents in response to changing market conditions and a fund’s movement down the glide path.

A decrease in relative bond volatility affected allocation decisions during the period. The Target 2055 Fund and the Target 2050 Fund, which have not begun to move down the glide path in a meaningful way, increased their equity exposure by a modest 0.2% over the past 12 months as fixed-income-holdings became more effective diversifiers. The funds further down the equity glide path, the Target 2045 Fund through Target 2025 Fund, reduced their equity holdings by less than the amount they decreased their relative equity risk due to the lower levels of volatility bonds experienced during the period. The shorter-dated funds, the Target 2020 Fund through Target 2010 Fund, decreased their equity holdings at the same rate as their targeted equity risk as these funds remained invested at their minimum constrained equity allocations during the period.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. However, the cash allocation of the Target Today Fund and the Target 2010 Fund increased from 24% to 32% and 19% to 25%, respectively, consistent with capital preservation intentions. All other funds maintained their cash allocation at 4%.

Please see footnotes on pages 20-21.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. We believe the Dow Jones Target Date Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement due to their diversification at the individual-security level and at the asset-class level. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

Portfolio allocation as of February 29, 201618

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has committed through June 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	The chart compares the performance of the Class A shares for the last 10 years or since inception with the respective Dow Jones Global Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

[11]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6 shares. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[14]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[15]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[16]	The MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[17]	The Barclays Global Treasury: Majors Ex US Index consists of securities in the following Global Treasury indices: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden and the United Kingdom. To be included in the index, securities must have at least one year to maturity; and must meet specified liquidity requirements that vary by country and which are recalculated annually. You cannot invest directly in an index.

[18]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio allocations are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

22	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,002.97	$3.84	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Class B
Actual	$1,000.00	$999.98	$7.50	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.71	$7.56	1.49%
Class C
Actual	$1,000.00	$999.98	$7.61	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%
Class R
Actual	$1,000.00	$1,001.34	$5.08	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$5.13	1.01%
Class R4
Actual	$1,000.00	$1,004.13	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,005.66	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,003.49	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,002.99	$3.94	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class B
Actual	$1,000.00	$999.32	$7.71	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class C
Actual	$1,000.00	$999.28	$7.71	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$1,001.71	$5.20	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,004.61	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,005.32	$1.62	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,003.57	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,002.96	$3.99	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class R
Actual	$1,000.00	$1,002.55	$5.25	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.04%
Class R4
Actual	$1,000.00	$1,004.61	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,005.40	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,003.32	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.41	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class B
Actual	$1,000.00	$991.19	$7.83	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class C
Actual	$1,000.00	$991.83	$7.83	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$993.93	$5.33	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$996.97	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$997.72	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$996.09	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$984.42	$4.05	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class R
Actual	$1,000.00	$983.68	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$985.15	$2.50	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$987.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$985.03	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$971.44	$4.07	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class B
Actual	$1,000.00	$967.82	$7.79	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class C
Actual	$1,000.00	$968.00	$7.79	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class R
Actual	$1,000.00	$970.23	$5.31	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$972.96	$2.54	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$973.82	$1.79	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$971.86	$3.53	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$959.28	$4.10	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$958.38	$5.33	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$961.09	$2.57	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$961.94	$1.83	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$960.10	$3.56	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$950.24	$4.08	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class B
Actual	$1,000.00	$946.72	$7.75	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class C
Actual	$1,000.00	$946.61	$7.75	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$949.00	$5.31	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$951.33	$2.56	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$952.18	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$951.22	$3.54	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$944.24	$4.07	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$943.62	$5.24	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$945.29	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$946.96	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$944.46	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2050 Fund
Class A
Actual	$1,000.00	$942.34	$4.06	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$939.11	$7.72	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$940.48	$5.27	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$943.32	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$944.16	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$942.08	$3.52	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

Target 2055 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$942.11	$4.06	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$940.69	$5.28	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$943.17	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$943.88	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$943.60	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2060 Fund
Class A
Actual	$1,000.00	$943.10	$4.07	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$940.80	$7.73	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$943.40	$5.29	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$946.20	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$946.16	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$944.07	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

28	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Diversified Fixed Income Portfolio	$342,762,254
Wells Fargo Diversified Stock Portfolio	96,346,587
Wells Fargo Short-Term Investment Portfolio	209,118,883

Total Investment Companies (Cost $620,473,122)	648,227,724

Total investments in securities (Cost $620,473,122) *	100.22%	648,227,724
Other assets and liabilities, net	(0.22)	(1,394,764)

Total net assets	100.00%	$646,832,960

*	Cost for federal income tax purposes is $622,025,237 and unrealized gains (losses) consists of:
	Gross unrealized gains	$26,202,487
	Gross unrealized losses	0

	Net unrealized gains	$26,202,487

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Diversified Fixed Income Portfolio	$252,548,916
Wells Fargo Diversified Stock Portfolio	73,112,204
Wells Fargo Short-Term Investment Portfolio	109,409,548

Total Investment Companies (Cost $392,454,793)	435,070,668

Total investments in securities (Cost $392,454,793) *	100.72%	435,070,668
Other assets and liabilities, net	(0.72)	(3,100,572)

Total net assets	100.00%	$431,970,096

*	Cost for federal income tax purposes is $401,540,774 and unrealized gains (losses) consists of:
	Gross unrealized gains	$33,529,894
	Gross unrealized losses	0

	Net unrealized gains	$33,529,894

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	29

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.34%

Affiliated Master Portfolios: 100.34%
Wells Fargo Diversified Fixed Income Portfolio	$509,491,247
Wells Fargo Diversified Stock Portfolio	157,168,577
Wells Fargo Short-Term Investment Portfolio	27,435,627

Total Investment Companies (Cost $638,217,156)	694,095,451

Total investments in securities (Cost $638,217,156) *	100.34%	694,095,451
Other assets and liabilities, net	(0.34)	(2,374,389)

Total net assets	100.00%	$691,721,062

*	Cost for federal income tax purposes is $639,482,787 and unrealized gains (losses) consists of:
	Gross unrealized gains	$54,612,664
	Gross unrealized losses	0

	Net unrealized gains	$54,612,664

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Diversified Fixed Income Portfolio	$1,478,020,214
Wells Fargo Diversified Stock Portfolio	731,596,615
Wells Fargo Short-Term Investment Portfolio	91,082,627

Total Investment Companies (Cost $2,099,386,320)	2,300,699,456

Total investments in securities (Cost $2,099,386,320) *	100.52%	2,300,699,456
Other assets and liabilities, net	(0.52)	(11,980,903)

Total net assets	100.00%	$2,288,718,553

*	Cost for federal income tax purposes is $2,117,905,419 and unrealized gains (losses) consists of:
	Gross unrealized gains	$182,794,037
	Gross unrealized losses	0

	Net unrealized gains	$182,794,037

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.17%

Affiliated Master Portfolios: 100.17%
Wells Fargo Diversified Fixed Income Portfolio	$1,107,127,805
Wells Fargo Diversified Stock Portfolio	979,462,311
Wells Fargo Short-Term Investment Portfolio	88,409,800

Total Investment Companies (Cost $1,978,669,038)	2,174,999,916

Total investments in securities (Cost $1,978,669,038) *	100.17%	2,174,999,916
Other assets and liabilities, net	(0.17)	(3,656,577)

Total net assets	100.00%	$2,171,343,339

*	Cost for federal income tax purposes is $1,983,310,425 and unrealized gains (losses) consists of:
	Gross unrealized gains	$191,689,491
	Gross unrealized losses	0

	Net unrealized gains	$191,689,491

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.58%

Affiliated Master Portfolios: 100.58%
Wells Fargo Diversified Fixed Income Portfolio	$927,198,036
Wells Fargo Diversified Stock Portfolio	1,512,771,340
Wells Fargo Short-Term Investment Portfolio	104,916,543

Total Investment Companies (Cost $2,309,922,648)	2,544,885,919

Total investments in securities (Cost $2,309,922,648) *	100.58%	2,544,885,919
Other assets and liabilities, net	(0.58)	(14,621,418)

Total net assets	100.00%	$2,530,264,501

*	Cost for federal income tax purposes is $2,324,717,174 and unrealized gains (losses) consists of:
	Gross unrealized gains	$220,168,745
	Gross unrealized losses	0

	Net unrealized gains	$220,168,745

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	31

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Diversified Fixed Income Portfolio	$307,734,556
Wells Fargo Diversified Stock Portfolio	912,454,406
Wells Fargo Short-Term Investment Portfolio	50,655,487

Total Investment Companies (Cost $1,161,320,758)	1,270,844,449

Total investments in securities (Cost $1,161,320,758) *	100.13%	1,270,844,449
Other assets and liabilities, net	(0.13)	(1,660,724)

Total net assets	100.00%	$1,269,183,725

*	Cost for federal income tax purposes is $1,164,358,347 and unrealized gains (losses) consists of:
	Gross unrealized gains	$106,486,102
	Gross unrealized losses	0

	Net unrealized gains	$106,486,102

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.46%

Affiliated Master Portfolios: 100.46%
Wells Fargo Diversified Fixed Income Portfolio	$269,731,046
Wells Fargo Diversified Stock Portfolio	1,507,167,441
Wells Fargo Short-Term Investment Portfolio	73,892,623

Total Investment Companies (Cost $1,682,128,383)	1,850,791,110

Total investments in securities (Cost $1,682,128,383) *	100.46%	1,850,791,110
Other assets and liabilities, net	(0.46)	(8,407,659)

Total net assets	100.00%	$1,842,383,451

*	Cost for federal income tax purposes is $1,692,365,158 and unrealized gains (losses) consists of:
	Gross unrealized gains	$158,425,952
	Gross unrealized losses	0

	Net unrealized gains	$158,425,952

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Diversified Fixed Income Portfolio	$60,150,856
Wells Fargo Diversified Stock Portfolio	635,901,818
Wells Fargo Short-Term Investment Portfolio	28,977,517

Total Investment Companies (Cost $675,030,435)	725,030,191

Total investments in securities (Cost $675,030,435) *	100.13%	725,030,191
Other assets and liabilities, net	(0.13)	(964,602)

Total net assets	100.00%	$724,065,589

*	Cost for federal income tax purposes is $676,517,222 and unrealized gains (losses) consists of:
	Gross unrealized gains	$48,512,969
	Gross unrealized losses	0

	Net unrealized gains	$48,512,969

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Diversified Fixed Income Portfolio	$76,878,562
Wells Fargo Diversified Stock Portfolio	1,147,159,838
Wells Fargo Short-Term Investment Portfolio	50,978,555

Total Investment Companies (Cost $1,184,447,211)	1,275,016,955

Total investments in securities (Cost $1,184,447,211) *	100.40%	1,275,016,955
Other assets and liabilities, net	(0.40)	(5,023,385)

Total net assets	100.00%	$1,269,993,570

*	Cost for federal income tax purposes is $1,188,657,315 and unrealized gains (losses) consists of:
	Gross unrealized gains	$86,359,640
	Gross unrealized losses	0

	Net unrealized gains	$86,359,640

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	33

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Diversified Fixed Income Portfolio	$12,815,415
Wells Fargo Diversified Stock Portfolio	191,308,668
Wells Fargo Short-Term Investment Portfolio	8,501,331

Total Investment Companies (Cost $212,431,120)	212,625,414

Total investments in securities (Cost $212,431,120) *	99.97%	212,625,414
Other assets and liabilities, net	0.03	60,029

Total net assets	100.00%	$212,685,443

*	Cost for federal income tax purposes is $211,944,692 and unrealized gains (losses) consists of:
	Gross unrealized gains	$680,722
	Gross unrealized losses	0

	Net unrealized gains	$680,722

TARGET 2060 FUND

Security name	Value

Investment Companies: 96.19%

Affiliated Master Portfolios: 96.19%
Wells Fargo Diversified Fixed Income Portfolio	$86,366
Wells Fargo Diversified Stock Portfolio	1,289,276
Wells Fargo Short-Term Investment Portfolio	57,293

Total Investment Companies (Cost $1,489,098)	1,432,935

Total investments in securities (Cost $1,489,098) *	96.19%	1,432,935
Other assets and liabilities, net	3.81	56,725

Total net assets	100.00%	$1,489,660

*	Cost for federal income tax purposes is $1,487,473 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(54,538)

	Net unrealized losses	$(54,538)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—February 29, 2016

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$648,227,724	$435,070,668	$694,095,451	$2,300,699,456
Receivable for Fund shares sold	674,175	3,375,940	333,064	2,507,489
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	44,018	26,640	50,468	53,613

Total assets	648,945,917	438,473,248	694,478,983	2,303,260,558

Liabilities
Payable for Fund shares redeemed	1,971,214	6,392,865	2,596,327	13,913,264
Management fee payable	48,117	33,676	64,404	259,778
Distribution fees payable	1,672	1,224	8	3,860
Administration fees payable	41,167	31,035	42,626	146,563
Shareholder report expenses payable	1,787	8,717	1,795	7,095
Professional fees payable	3,347	3,401	3,312	2,711
Accrued expenses and other liabilities	45,653	32,234	49,449	208,734

Total liabilities	2,112,957	6,503,152	2,757,921	14,542,005

Total net assets	$646,832,960	$431,970,096	$691,721,062	$2,288,718,553

NET ASSETS CONSIST OF
Paid-in capital	$620,064,060	$397,915,338	$635,712,663	$2,103,192,632
Undistributed (overdistributed) net investment income	(954,532)	(974,071)	(1,607,902)	(3,754,490)
Accumulated net realized gains (losses) on investments	(31,170)	(7,587,046)	1,738,006	(12,032,725)
Net unrealized gains (losses) on investments	27,754,602	42,615,875	55,878,295	201,313,136

Total net assets	$646,832,960	$431,970,096	$691,721,062	$2,288,718,553

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$66,656,349	$67,826,439	$74,806,516	$230,667,384
Shares outstanding – Class A1	6,400,373	5,532,493	7,579,225	16,255,258
Net asset value per share – Class A	$10.41	$12.26	$9.87	$14.19
Maximum offering price per share – Class A2	$11.05	$13.01	$10.47	$15.06
Net assets – Class B	$3,355	$30,854	N/A	$39,921
Shares outstanding – Class B1	310	2,483	N/A	2,815
Net asset value per share – Class B	$10.84	$12.43	N/A	$14.18
Net assets – Class C	$2,763,376	$1,983,898	N/A	$6,355,408
Shares outstanding – Class C1	260,056	159,771	N/A	450,861
Net asset value per share – Class C	$10.63	$12.42	N/A	$14.10
Net assets – Class R	$28,791	$51,740	$42,050	$409,466
Shares outstanding – Class R1	2,770	4,244	4,202	28,951
Net asset value per share – Class R	$10.39	$12.19	$10.01	$14.14
Net assets – Class R4	$271,674,154	$70,528,062	$127,502,670	$408,501,310
Share outstanding – Class R4[1]	25,508,822	5,696,106	12,869,298	28,284,275
Net asset value per share – Class R4	$10.65	$12.38	$9.91	$14.44
Net assets – Class R6	$243,819,598	$200,168,454	$367,041,008	$1,116,418,538
Shares outstanding – Class R6[1]	22,925,722	16,177,308	37,074,061	77,351,575
Net asset value per share – Class R6	$10.64	$12.37	$9.90	$14.43
Net assets – Administrator Class	$61,887,337	$91,380,649	$122,328,818	$526,326,526
Shares outstanding – Administrator Class[1]	5,822,334	7,377,463	12,207,134	36,553,566
Net asset value per share – Administrator Class	$10.63	$12.39	$10.02	$14.40

Investments in affiliated Master Portfolios, at cost	$620,473,122	$392,454,793	$638,217,156	$2,099,386,320

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,174,999,916	$2,544,885,919	$1,270,844,449	$1,850,791,110	$725,030,191	$1,275,016,955	$212,625,414	$1,432,935
1,033,171	3,634,464	1,197,003	3,220,532	709,427	2,002,549	309,925	11,346
0	0	0	0	0	0	0	15,507
57,892	43,090	58,901	35,554	50,454	46,865	30,794	37,926

2,176,090,979	2,548,563,473	1,272,100,353	1,854,047,196	725,790,072	1,277,066,369	212,966,133	1,497,714

4,251,666	17,632,703	2,592,903	11,171,741	1,551,638	6,786,742	251,830	0
245,950	298,281	156,811	223,636	81,960	138,272	10,910	0
164	2,952	14	2,845	6	525	8	117
112,721	152,867	74,898	113,156	41,926	61,263	8,412	120
1,536	1,596	1,890	3,456	1,143	8,513	18	6,207
2,819	2,643	3,479	2,878	3,318	2,264	823	573
132,784	207,930	86,633	146,033	44,492	75,220	8,689	1,037

4,747,640	18,298,972	2,916,628	11,663,745	1,724,483	7,072,799	280,690	8,054

$2,171,343,339	$2,530,264,501	$1,269,183,725	$1,842,383,451	$724,065,589	$1,269,993,570	$212,685,443	$1,489,660

$1,975,070,399	$2,304,304,066	$1,159,161,453	$1,678,119,118	$673,431,312	$1,179,805,832	$218,448,471	$1,625,525
(3,353,031)	(2,742,787)	(669,842)	(1,075,105)	142,148	(11,347)	506,259	2,283
3,295,093	(6,260,049)	1,168,423	(3,323,289)	492,373	(370,659)	(6,463,581)	(81,985)
196,330,878	234,963,271	109,523,691	168,662,727	49,999,756	90,569,744	194,294	(56,163)

$2,171,343,339	$2,530,264,501	$1,269,183,725	$1,842,383,451	$724,065,589	$1,269,993,570	$212,685,443	$1,489,660

$175,373,029	$227,928,190	$142,817,055	$202,038,342	$77,061,779	$58,748,939	$8,940,411	$100,287
17,943,138	15,022,128	14,439,433	12,071,048	7,649,941	6,115,293	773,209	11,339
$9.77	$15.17	$9.89	$16.74	$10.07	$9.61	$11.56	$8.84
$10.37	$16.10	$10.49	$17.76	$10.68	$10.20	$12.27	$9.38
N/A	$80,851	N/A	$88,382	N/A	N/A	N/A	N/A
N/A	5,409	N/A	5,534	N/A	N/A	N/A	N/A
N/A	$14.95	N/A	$15.97	N/A	N/A	N/A	N/A
N/A	$4,662,124	N/A	$4,621,015	N/A	$894,123	N/A	$173,020
N/A	315,203	N/A	294,127	N/A	93,378	N/A	19,443
N/A	$14.79	N/A	$15.71	N/A	$9.58	N/A	$8.90
$830,197	$852,624	$73,313	$289,387	$29,859	$32,297	$41,910	$89,290
84,823	56,315	7,368	17,339	2,931	3,353	3,660	10,106
$9.79	$15.14	$9.95	$16.69	$10.19	$9.63	$11.45	$8.84
$279,663,374	$513,863,555	$228,810,214	$385,259,305	$131,788,834	$219,157,395	$27,192,595	$194,741
28,524,433	33,402,561	23,096,993	22,536,380	13,029,595	22,724,972	2,345,448	21,719
$9.80	$15.38	$9.91	$17.09	$10.11	$9.64	$11.59	$8.97
$1,416,984,429	$1,284,323,550	$714,883,737	$929,672,458	$407,093,846	$806,152,347	$161,763,819	$573,193
144,632,744	83,571,633	72,164,814	54,395,712	40,322,093	83,634,006	13,976,037	64,031
$9.80	$15.37	$9.91	$17.09	$10.10	$9.64	$11.57	$8.95
$298,492,310	$498,553,607	$182,599,406	$320,414,562	$108,091,271	$185,008,469	$14,746,708	$359,129
30,383,973	32,426,684	18,372,637	18,775,045	10,638,496	19,243,048	1,275,061	40,386
$9.82	$15.37	$9.94	$17.07	$10.16	$9.61	$11.57	$8.89

$1,978,669,038	$2,309,922,648	$1,161,320,758	$1,682,128,383	$675,030,435	$1,184,447,211	$212,431,120	$1,489,098

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 29, 2016

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$9,748,955	$7,786,290	$13,986,310	$42,023,883
Dividends allocated from affiliated Master Portfolios**	2,201,482	1,891,632	3,914,952	18,270,549
Affiliated income allocated from affiliated Master Portfolios	80,325	59,466	121,251	388,364
Securities lending income allocated from affiliated Master Portfolios	67,382	57,399	118,923	547,097
Expenses allocated from affiliated Master Portfolios	(1,036,015)	(780,909)	(1,258,231)	(4,245,896)

Total investment income	11,062,129	9,013,878	16,883,205	56,983,997

Expenses
Management fee	1,640,702	1,222,345	1,841,054	5,938,979
Administration fees
Class A	73,467	90,718	65,807	270,815
Class B	10	48	N/A	169
Class C	7,309	5,096	N/A	12,847
Class R	63	118	109	1,195
Class R4	246,031	94,210	119,244	511,853
Class R6	72,492	59,469	118,043	342,158
Administrator Class	92,027	143,407	178,175	714,953
Investor Class	128,481 [1]	116,915 [1]	207,613 [1]	409,551 [1]
Shareholder servicing fees
Class A	84,475	102,881	77,888	309,680
Class B	11	57	N/A	181
Class C	8,029	5,578	N/A	14,187
Class R	69	130	121	1,279
Class R4	307,324	117,287	147,948	637,114
Administrator Class	195,452	305,723	377,092	1,500,815
Investor Class	100,376 [1]	91,340 [1]	162,197 [1]	319,962 [1]
Distribution fees
Class B	33	171	N/A	543
Class C	24,086	16,733	N/A	42,561
Class R	69	130	121	1,279
Custody and accounting fees	27,917	19,692	30,933	100,295
Professional fees	29,441	28,622	30,094	30,594
Registration fees	92,911	88,407	59,072	90,870
Shareholder report expenses	1,690	26,302	11,800	75,847
Trustees’ fees and expenses	10,494	9,859	9,497	11,096
Interest expense	11	49	43	147
Other fees and expenses	23,597	17,906	14,925	38,427

Total expenses	3,166,567	2,563,193	3,451,776	11,377,397
Less: Fee waivers and/or expense reimbursements	(931,537)	(653,024)	(845,296)	(1,952,900)

Net expenses	2,235,030	1,910,169	2,606,480	9,424,497

Net investment income	8,827,099	7,103,709	14,276,725	47,559,500

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolios	3,450,074	9,701,380	4,048,645	25,796,388
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(23,144,376)	(26,828,269)	(37,431,296)	(170,875,058)

Net realized and unrealized gains (losses) on investments	(19,694,302)	(17,126,889)	(33,382,651)	(145,078,670)

Net decrease in net assets resulting from operations	$(10,867,203)	$(10,023,180)	$(19,105,926)	$(97,519,170)

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$75,660	$62,018	$115,912	$348,505
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$101,213	$88,334	$182,494	$848,521

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 29, 2016	Wells Fargo Dow Jones Target Date Funds	37

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund[2]

$30,298,692	$27,251,537	$8,770,743	$8,087,545	$1,784,008	$2,480,574	$352,489	$1,436
22,153,754	35,389,570	20,797,273	36,288,110	14,616,166	26,829,917	3,759,682	13,115
348,220	383,614	181,832	253,343	96,320	167,528	27,938	188
663,282	1,053,345	617,027	1,068,121	431,674	789,739	112,062	414
(3,794,268)	(4,665,968)	(2,268,751)	(3,477,786)	(1,308,322)	(2,346,755)	(332,075)	(1,321)

49,669,680	59,412,098	28,098,124	42,219,333	15,619,846	27,921,003	3,920,096	13,832

5,288,608	6,465,019	3,183,264	4,824,917	1,859,964	3,278,679	471,582	1,683

159,947	267,885	132,399	323,831	74,889	50,640	10,823	140
N/A	232	N/A	242	N/A	N/A	N/A	N/A
N/A	11,213	N/A	12,263	N/A	1,909	N/A	183
2,128	1,755	99	536	69	70	80	132
257,590	618,038	217,896	469,524	125,360	259,098	23,926	76
441,293	380,758	217,555	278,668	124,225	250,199	44,403	87
391,886	685,136	248,021	455,392	147,342	253,874	17,023	312
486,878 [1]	434,461 [1]	409,369 [1]	279,423 [1]	232,095 [1]	139,082 [1]	19,266 [1]	N/A

189,436	306,717	156,830	363,418	88,457	59,741	12,527	167
N/A	254	N/A	265	N/A	N/A	N/A	N/A
N/A	12,343	N/A	13,443	N/A	2,115	N/A	218
2,329	1,967	111	609	76	77	89	158
320,085	769,525	270,389	584,624	155,439	322,943	29,700	95
820,999	1,438,398	520,369	956,340	308,768	531,848	34,700	599
380,374 [1]	339,423 [1]	319,820 [1]	218,299 [1]	181,325 [1]	108,658 [1]	15,052 [1]	N/A

N/A	762	N/A	795	N/A	N/A	N/A	N/A
N/A	37,030	N/A	40,330	N/A	6,345	N/A	653
2,329	1,967	111	609	76	77	89	158
90,123	109,397	52,657	81,464	31,427	54,595	9,275	932
28,614	29,594	29,036	29,452	30,703	28,649	33,528	24,069
70,781	129,090	64,532	132,608	80,304	115,625	84,580	67,481
58,864	71,785	44,008	67,156	35,737	60,922	10,269	10,166
11,102	10,497	10,067	8,859	8,913	17,519	18,676	9,796
149	173	82	65	18	16	1	0
25,014	52,764	26,066	44,629	17,443	28,631	16,223	2,335

9,028,529	12,176,183	5,902,681	9,187,761	3,502,630	5,571,312	851,812	119,440
(1,755,071)	(1,890,914)	(860,405)	(1,293,630)	(605,611)	(999,561)	(280,713)	(114,857)

7,273,458	10,285,269	5,042,276	7,894,131	2,897,019	4,571,751	571,099	4,583

42,396,222	49,126,829	23,055,848	34,325,202	12,722,827	23,349,252	3,348,997	9,249

31,965,590	47,166,634	26,916,539	46,674,645	16,623,481	29,896,358	(6,950,552)	(83,369)
(199,079,376)	(304,156,369)	(179,695,293)	(309,570,864)	(125,041,631)	(225,672,734)	(21,701,511)	(56,163)

(167,113,786)	(256,989,735)	(152,778,754)	(262,896,219)	(108,418,150)	(195,776,376)	(28,652,063)	(139,532)

$(124,717,564)	$(207,862,906)	$(129,722,906)	$(228,571,017)	$(95,695,323)	$(172,427,124)	$(25,303,066)	$(130,283)

$250,265	$224,379	$71,597	$65,052	$13,931	$19,023	$2,679	$10
$1,021,832	$1,635,366	$957,579	$1,678,117	$672,484	$1,236,951	$169,716	$438

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$8,827,099		$12,579,456
Net realized gains on investments			3,450,074		6,346,242
Net change in unrealized gains (losses) on investments			(23,144,376)		(1,840,701)

Net increase (decrease) in net assets resulting from operations			(10,867,203)		17,084,997

Distributions to shareholders from
Net investment income
Class A			(212,385)		(193,927)
Class B			0		(78)
Class C			0		(15,619)
Class R			(39)		(262)
Class R4			(1,986,228)		(5,322,411)
Class R6			(2,057,136)		(4,061,528)
Administrator Class			(295,420)		(1,449,242)
Investor Class			0 [1]		(795,078)
Net realized gains
Class A			(1,208,132)		(153,080)
Class B			(60)		(179)
Class C			(50,563)		(34,694)
Class R			(482)		(257)
Class R4			(4,742,418)		(3,250,286)
Class R6			(4,034,298)		(2,329,902)
Administrator Class			(1,109,624)		(1,015,397)
Investor Class			0 [1]		(666,758)

Total distributions to shareholders			(15,696,785)		(19,288,698)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	5,647,163		60,339,126	76,294	833,129
Class C	10,570		115,474	48,463	538,402
Class R	120		1,272	143	1,538
Class R4	3,730,527		40,609,285	4,754,596	53,006,154
Class R6	10,259,626		111,458,455	8,344,183	92,749,454
Administrator Class	1,204,150		13,090,822	2,005,642	22,261,985
Investor Class	414,797	[1]	4,533,435 [1]	1,651,999	18,300,793

			230,147,869		187,691,455

Reinvestment of distributions
Class A	135,261		1,409,363	31,062	334,626
Class B	5		60	23	257
Class C	4,686		49,810	4,421	48,723
Class R	50		521	48	519
Class R4	630,358		6,728,633	775,475	8,541,537
Class R6	563,932		6,009,114	572,847	6,301,510
Administrator Class	131,713		1,401,554	223,809	2,459,328
Investor Class	0	[1]	0 [1]	132,462	1,453,568

			15,599,055		19,140,068

Please see footnote on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	39

	Target Today Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(818,764)	$(8,571,490)	(279,921)	$(3,045,371)
Class B	(654)	(7,312)	(3,543)	(40,062)
Class C	(68,466)	(738,149)	(125,361)	(1,399,945)
Class R	(1)	(10)	0	0
Class R4	(9,414,225)	(102,232,762)	(8,052,045)	(89,790,655)
Class R6	(9,625,506)	(104,577,784)	(8,292,123)	(92,089,807)
Administrator Class	(4,542,886)	(49,322,402)	(3,756,108)	(41,651,307)
Investor Class	(6,369,254)[1]	(69,335,370)[1]	(2,420,301)	(26,777,449)

		(334,785,279)		(254,794,596)

Net decrease in net assets resulting from capital share transactions		(89,038,355)		(47,963,073)

Total decrease in net assets		(115,602,343)		(50,166,774)

Net assets
Beginning of period		762,435,303		812,602,077

End of period		$646,832,960		$762,435,303

Overdistributed net investment income		$(954,532)		$(313,818)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$7,103,709		$11,165,066
Net realized gains on investments			9,701,380		9,529,742
Net change in unrealized gains (losses) on investments			(26,828,269)		(4,512,446)

Net increase (decrease) in net assets resulting from operations			(10,023,180)		16,182,362

Distributions to shareholders from
Net investment income
Class A			(335,875)		(372,432)
Class B			(51)		(216)
Class C			0		(15,256)
Class R			(172)		(296)
Class R4			(788,009)		(2,694,729)
Class R6			(2,051,024)		(4,195,148)
Administrator Class			(586,950)		(2,682,826)
Investor Class			0 [1]		(775,365)
Net realized gains
Class A			(3,286,691)		(558,316)
Class B			(1,389)		(337)
Class C			(92,831)		(55,739)
Class R			(2,344)		(544)
Class R4			(4,072,646)		(3,102,924)
Class R6			(9,055,541)		(4,601,232)
Administrator Class			(4,393,823)		(3,552,844)
Investor Class			0 [1]		(1,234,798)

Total distributions to shareholders			(24,667,346)		(23,843,002)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	4,221,546		54,786,333	115,224	1,538,697
Class B	2,193		29,082	233	3,142
Class C	7,041		90,916	40,467	545,273
Class R	16		212	1,975	25,879
Class R4	1,712,102		22,327,468	2,640,225	35,515,055
Class R6	8,059,088		104,895,708	4,876,500	65,632,435
Administrator Class	1,374,739		17,794,276	2,134,780	28,689,998
Investor Class	308,626	[1]	4,041,703 [1]	1,046,657	14,058,094

			203,965,698		146,008,573

Reinvestment of distributions
Class A	291,606		3,586,673	69,322	910,162
Class B	116		1,440	41	550
Class C	7,012		87,152	5,162	68,661
Class R	206		2,516	64	840
Class R4	390,609		4,860,655	434,495	5,764,531
Class R6	878,628		10,935,710	653,875	8,672,700
Administrator Class	400,560		4,980,773	470,299	6,235,670
Investor Class	0	[1]	0 [1]	151,674	2,004,970

			24,454,919		23,658,084

Please see footnote on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	41

	Target 2010 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,013,261)	$(12,776,658)	(553,921)	$(7,389,135)
Class B	(682)	(9,045)	(8,169)	(110,644)
Class C	(62,410)	(820,797)	(55,775)	(755,424)
Class R	(1)	(17)	0	0
Class R4	(7,588,790)	(97,975,580)	(6,709,692)	(90,398,783)
Class R6	(6,669,142)	(86,398,389)	(9,626,934)	(128,714,718)
Administrator Class	(7,050,419)	(91,816,190)	(4,902,108)	(65,963,802)
Investor Class	(4,828,884)[1]	(63,153,213)[1]	(1,177,152)	(15,798,042)

		(352,949,889)		(309,130,548)

Net decrease in net assets resulting from capital share transactions		(124,529,272)		(139,463,891)

Total decrease in net assets		(159,219,798)		(147,124,531)

Net assets
Beginning of period		591,189,894		738,314,425

End of period		$431,970,096		$591,189,894

Overdistributed net investment income		$(974,071)		$(434,548)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$14,276,725		$16,340,925
Net realized gains on investments		4,048,645		11,085,269
Net change in unrealized gains (losses) on investments		(37,431,296)		910,797

Net increase (decrease) in net assets resulting from operations		(19,105,926)		28,336,991

Distributions to shareholders from
Net investment income
Class A		(20,228)		(7,261)
Class R		(329)		(274)
Class R4		(1,703,828)		(2,991,541)
Class R6		(4,784,541)		(7,786,763)
Administrator Class		(1,475,155)		(2,901,440)
Investor Class		(758,997)[1]		(1,424,728)
Net realized gains
Class A		(1,573,386)		(9,641)
Class R		(859)		(312)
Class R4		(2,323,259)		(2,088,489)
Class R6		(6,760,642)		(5,103,131)
Administrator Class		(2,256,193)		(2,314,961)
Investor Class		0 [1]		(1,311,117)

Total distributions to shareholders		(21,657,417)		(25,939,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,344,836	94,779,977	162,058	1,681,646
Class R	67	686	2,714	28,552
Class R4	2,312,239	23,537,215	4,387,585	45,737,459
Class R6	12,758,792	129,474,281	10,572,473	110,001,058
Administrator Class	1,888,382	19,442,817	2,999,551	31,585,482
Investor Class	908,576 [1]	9,440,796 [1]	4,221,952	44,493,095

		276,675,772		233,527,292

Reinvestment of distributions
Class A	160,134	1,584,498	1,126	11,607
Class R	117	1,188	56	586
Class R4	401,199	4,027,087	476,544	4,933,817
Class R6	1,109,939	11,115,010	1,221,987	12,630,860
Administrator Class	366,890	3,726,803	497,933	5,211,869
Investor Class	73,227 [1]	758,463 [1]	260,854	2,732,022

		21,213,049		25,520,761

Payment for shares redeemed
Class A	(2,112,945)	(20,902,388)	(7,974)	(83,464)
Class R	(708)	(6,979)	(575)	(6,033)
Class R4	(7,113,750)	(72,406,836)	(5,768,079)	(60,225,717)
Class R6	(17,178,318)	(174,145,663)	(13,518,452)	(140,547,212)
Administrator Class	(7,909,252)	(81,427,388)	(5,780,723)	(60,831,438)
Investor Class	(11,199,953)[1]	(115,605,930)[1]	(5,886,688)	(62,047,217)

		(464,495,184)		(323,741,081)

Net decrease in net assets resulting from capital share transactions		(166,606,363)		(64,693,028)

Total decrease in net assets		(207,369,706)		(62,295,695)

Net assets
Beginning of period		899,090,768		961,386,463

End of period		$691,721,062		$899,090,768

Undistributed (overdistributed) net investment income		$(1,607,902)		$456,613

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target 2020 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$47,559,500		$48,427,145
Net realized gains on investments			25,796,388		45,142,412
Net change in unrealized gains (losses) on investments			(170,875,058)		15,049,419

Net increase (decrease) in net assets resulting from operations			(97,519,170)		108,618,976

Distributions to shareholders from
Net investment income
Class A			(1,204,855)		(805,193)
Class B			(108)		(415)
Class C			(6,481)		(26,934)
Class R			(2,560)		(438)
Class R4			(6,107,482)		(12,118,889)
Class R6			(13,668,753)		(19,550,520)
Administrator Class			(5,002,528)		(10,022,105)
Investor Class			(494,020)[1]		(2,398,092)
Net realized gains
Class A			(6,049,652)		(1,074,379)
Class B			(1,139)		(2,266)
Class C			(138,075)		(89,158)
Class R			(10,129)		(670)
Class R4			(12,325,852)		(12,378,349)
Class R6			(27,705,228)		(18,703,305)
Administrator Class			(13,559,585)		(11,495,111)
Investor Class			0 [1]		(3,333,062)

Total distributions to shareholders			(86,276,447)		(91,998,886)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	13,749,128		204,800,204	332,964	5,068,995
Class B	0		0	1,217	18,882
Class C	186,108		2,690,829	109,454	1,654,845
Class R	1,560		22,804	47,212	711,108
Class R4	8,587,505		129,528,210	13,205,968	204,555,577
Class R6	25,570,337		385,301,666	22,727,943	351,507,165
Administrator Class	6,631,029		99,603,642	7,379,940	113,872,356
Investor Class	1,084,475	[1]	16,500,298 [1]	3,864,596	59,607,607

			838,447,653		736,996,535

Reinvestment of distributions
Class A	498,070		7,153,660	119,695	1,811,214
Class B	87		1,247	178	2,681
Class C	9,259		132,096	7,150	107,398
Class R	881		12,689	74	1,108
Class R4	1,252,971		18,433,334	1,564,995	24,113,004
Class R6	2,737,761		40,176,324	2,444,577	37,647,898
Administrator Class	1,267,785		18,559,644	1,400,855	21,514,123
Investor Class	32,029	[1]	494,020 [1]	372,720	5,713,646

			84,963,014		90,911,072

Please see footnote on page 44.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,245,750)	$(32,588,487)	(1,209,035)	$(18,370,974)
Class B	(4,357)	(63,797)	(10,029)	(152,201)
Class C	(107,814)	(1,567,416)	(98,646)	(1,489,341)
Class R	(22,506)	(336,340)	(65)	(988)
Class R4	(31,392,856)	(469,564,323)	(17,075,251)	(264,192,490)
Class R6	(22,890,031)	(342,653,004)	(22,438,223)	(345,508,507)
Administrator Class	(14,750,039)	(220,778,164)	(14,005,572)	(215,788,425)
Investor Class	(14,268,341)[1]	(215,721,640)[1]	(3,680,547)	(56,709,750)

		(1,283,273,171)		(902,212,676)

Net decrease in net assets resulting from capital share transactions		(359,862,504)		(74,305,069)

Total decrease in net assets		(543,658,121)		(57,684,979)

Net assets
Beginning of period		2,832,376,674		2,890,061,653

End of period		$2,288,718,553		$2,832,376,674

Overdistributed net investment income		$(3,754,490)		$(2,468,308)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2025 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$42,396,222		$39,901,505
Net realized gains on investments		31,965,590		47,430,933
Net change in unrealized gains (losses) on investments		(199,079,376)		26,867,519

Net increase (decrease) in net assets resulting from operations		(124,717,564)		114,199,957

Distributions to shareholders from
Net investment income
Class A		(42,829)		(28,073)
Class R		(5,968)		(261)
Class R4		(3,638,272)		(5,527,487)
Class R6		(18,652,274)		(24,228,949)
Administrator Class		(3,011,839)		(4,882,326)
Investor Class		(1,645,710)[1]		(2,773,040)
Net realized gains
Class A		(5,365,512)		(50,943)
Class R		(22,403)		(531)
Class R4		(7,078,806)		(6,791,913)
Class R6		(35,607,376)		(27,332,563)
Administrator Class		(7,606,102)		(6,990,413)
Investor Class		0 [1]		(4,598,742)

Total distributions to shareholders		(82,677,091)		(83,205,241)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	22,964,538	237,832,127	193,440	2,055,090
Class R	7,103	73,345	96,568	1,019,043
Class R4	7,138,606	74,121,001	12,369,706	131,672,935
Class R6	32,385,111	335,503,479	24,877,513	264,398,662
Administrator Class	5,348,130	55,738,366	5,487,009	58,546,886
Investor Class	3,079,689 [1]	32,431,424 [1]	8,898,622	94,618,438

		735,699,742		552,311,054

Reinvestment of distributions
Class A	537,272	5,363,185	5,987	63,100
Class R	2,814	28,371	75	792
Class R4	1,057,076	10,717,065	1,109,964	11,734,557
Class R6	5,206,467	52,679,324	4,812,369	50,835,459
Administrator Class	1,041,420	10,562,155	1,115,960	11,817,389
Investor Class	157,908 [1]	1,643,604 [1]	696,636	7,364,420

		80,993,704		81,815,717

Payment for shares redeemed
Class A	(5,857,457)	(57,909,133)	(31,254)	(332,561)
Class R	(21,481)	(219,125)	(2,864)	(30,440)
Class R4	(15,075,663)	(156,694,774)	(11,548,137)	(123,103,664)
Class R6	(31,284,459)	(321,990,675)	(24,655,559)	(261,874,834)
Administrator Class	(8,684,086)	(89,814,734)	(7,330,097)	(77,900,680)
Investor Class	(26,018,686)[1]	(271,321,720)[1]	(9,170,854)	(97,472,429)

		(897,950,161)		(560,714,608)

Net increase (decrease) in net assets resulting from capital share transactions		(81,256,715)		73,412,163

Total increase (decrease) in net assets		(288,651,370)		104,406,879

Net assets
Beginning of period		2,459,994,709		2,355,587,830

End of period		$2,171,343,339		$2,459,994,709

Overdistributed net investment income		$(3,353,031)		$(1,971,680)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$49,126,829		$45,711,630
Net realized gains on investments			47,166,634		62,882,063
Net change in unrealized gains (losses) on investments			(304,156,369)		58,066,749

Net increase (decrease) in net assets resulting from operations			(207,862,906)		166,660,442

Distributions to shareholders from
Net investment income
Class A			(672,323)		(677,442)
Class B			(317)		(185)
Class C			(14,221)		(22,094)
Class R			(5,538)		(326)
Class R4			(9,749,314)		(12,983,490)
Class R6			(17,248,094)		(18,844,775)
Administrator Class			(5,868,441)		(8,903,080)
Investor Class			(1,506,020)[1]		(2,348,244)
Net realized gains
Class A			(6,570,826)		(1,194,652)
Class B			(1,944)		(2,255)
Class C			(130,780)		(96,274)
Class R			(23,231)		(743)
Class R4			(17,160,046)		(17,426,491)
Class R6			(33,810,493)		(23,787,717)
Administrator Class			(14,132,103)		(13,435,518)
Investor Class			0 [1]		(4,383,229)

Total distributions to shareholders			(106,893,691)		(104,106,515)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	13,314,397		218,134,426	287,115	4,817,582
Class B	2,962		47,267	2,828	46,220
Class C	61,971		996,816	125,909	2,065,538
Class R	24,510		411,423	33,788	560,396
Class R4	11,129,367		184,411,020	15,077,292	256,115,112
Class R6	30,536,859		503,514,864	22,897,141	387,933,027
Administrator Class	7,079,870		117,060,125	7,619,354	129,264,505
Investor Class	1,082,861	[1]	18,302,900 [1]	3,392,493	57,420,934

			1,042,878,841		838,223,314

Reinvestment of distributions
Class A	451,373		7,108,240	107,203	1,789,136
Class B	141		2,195	144	2,360
Class C	8,955		137,782	6,950	113,052
Class R	1,822		28,769	64	1,069
Class R4	1,666,294		26,908,961	1,756,668	29,735,963
Class R6	3,085,435		49,653,407	2,487,695	42,066,542
Administrator Class	1,242,049		19,998,935	1,321,041	22,337,020
Investor Class	90,457	[1]	1,500,603 [1]	399,100	6,724,149

			105,338,892		102,769,291

Please see footnote on page 47.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2030 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,322,835)	$(36,890,791)	(766,381)	$(12,834,931)
Class B	(4,678)	(75,655)	(13,728)	(227,331)
Class C	(58,470)	(938,684)	(82,183)	(1,349,794)
Class R	(5,557)	(93,587)	0	0
Class R4	(31,558,785)	(514,470,177)	(15,224,651)	(258,025,158)
Class R6	(19,005,059)	(311,167,043)	(18,824,306)	(317,477,733)
Administrator Class	(13,317,134)	(219,101,625)	(12,267,461)	(208,120,743)
Investor Class	(13,797,898)[1]	(229,181,050)[1]	(3,179,985)	(53,799,875)

		(1,311,918,612)		(851,835,565)

Net increase (decrease) in net assets resulting from capital share transactions		(163,700,879)		89,157,040

Total increase (decrease) in net assets		(478,457,476)		151,710,967

Net assets
Beginning of period		3,008,721,977		2,857,011,010

End of period		$2,530,264,501		$3,008,721,977

Overdistributed net investment income		$(2,742,787)		$(2,140,510)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$23,055,848		$20,153,221
Net realized gains on investments		26,916,539		33,457,133
Net change in unrealized gains (losses) on investments		(179,695,293)		35,931,372

Net increase (decrease) in net assets resulting from operations		(129,722,906)		89,541,726

Distributions to shareholders from
Net investment income
Class A		(301,136)		(11,351)
Class R		(372)		(250)
Class R4		(3,545,457)		(4,552,684)
Class R6		(10,573,204)		(9,894,055)
Administrator Class		(2,304,817)		(3,059,865)
Investor Class		(1,435,192)[1]		(2,085,101)
Net realized gains
Class A		(4,979,880)		(29,087)
Class R		(1,055)		(656)
Class R4		(6,509,836)		(7,080,852)
Class R6		(19,919,240)		(14,319,031)
Administrator Class		(5,313,366)		(5,534,387)
Investor Class		0 [1]		(4,473,743)

Total distributions to shareholders		(54,883,555)		(51,041,062)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,552,591	201,310,133	114,832	1,280,174
Class R	4,089	42,241	545	6,020
Class R4	6,285,864	68,420,704	10,380,792	115,655,302
Class R6	27,717,560	300,793,731	18,863,675	209,442,897
Administrator Class	4,092,376	44,621,351	4,208,426	46,948,953
Investor Class	2,114,487 [1]	23,609,674 [1]	6,439,216	71,934,041

		638,797,834		445,267,387

Reinvestment of distributions
Class A	505,796	5,237,691	2,870	31,736
Class R	136	1,427	81	906
Class R4	954,353	10,055,293	989,874	10,971,113
Class R6	2,798,657	29,409,827	2,147,916	23,805,055
Administrator Class	722,417	7,618,183	773,417	8,594,252
Investor Class	129,844 [1]	1,431,195 [1]	586,245	6,537,377

		53,753,616		49,940,439

Payment for shares redeemed
Class A	(4,767,137)	(48,289,542)	(17,838)	(196,024)
Class R	(47)	(487)	0	0
Class R4	(13,188,251)	(143,959,697)	(9,317,000)	(103,785,972)
Class R6	(17,913,876)	(192,666,848)	(13,191,769)	(146,573,687)
Administrator Class	(6,437,073)	(69,772,390)	(6,348,959)	(70,757,422)
Investor Class	(20,176,529)[1]	(221,695,444)[1]	(6,547,622)	(73,361,779)

		(676,384,408)		(394,674,884)

Net increase in net assets resulting from capital share transactions		16,167,042		100,532,942

Total increase (decrease) in net assets		(168,439,419)		139,033,606

Net assets
Beginning of period		1,437,623,144		1,298,589,538

End of period		$1,269,183,725		$1,437,623,144

Overdistributed net investment income		$(669,842)		$(621,049)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2040 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$34,325,202		$30,763,554
Net realized gains on investments			46,674,645		55,045,410
Net change in unrealized gains (losses) on investments			(309,570,864)		66,613,709

Net increase (decrease) in net assets resulting from operations			(228,571,017)		152,422,673

Distributions to shareholders from
Net investment income
Class A			(1,363,872)		(1,200,968)
Class B			(427)		(162)
Class C			(21,203)		(27,146)
Class R			(2,485)		(317)
Class R4			(8,186,005)		(9,396,375)
Class R6			(14,332,859)		(12,820,610)
Administrator Class			(4,465,866)		(5,636,830)
Investor Class			(1,006,626)[1]		(1,387,777)
Net realized gains
Class A			(6,639,292)		(2,598,504)
Class B			(3,025)		(2,154)
Class C			(155,995)		(142,159)
Class R			(8,919)		(1,094)
Class R4			(15,183,244)		(15,496,021)
Class R6			(27,150,983)		(19,650,977)
Administrator Class			(10,413,294)		(10,548,319)
Investor Class			0 [1]		(3,215,848)

Total distributions to shareholders			(88,934,095)		(82,125,261)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	7,832,531		145,840,814	248,238	4,727,578
Class B	3,929		71,579	4,390	79,100
Class C	37,287		657,846	70,624	1,271,545
Class R	10,378		197,802	5,447	103,428
Class R4	8,084,530		153,528,934	10,396,030	202,679,270
Class R6	22,577,979		425,406,090	17,044,949	331,812,232
Administrator Class	4,962,945		93,999,139	5,460,838	106,401,212
Investor Class	818,800	[1]	16,002,580 [1]	2,322,122	45,117,301

			835,704,784		692,191,666

Reinvestment of distributions
Class A	441,267		7,850,956	193,344	3,685,810
Class B	203		3,449	127	2,310
Class C	10,060		168,164	9,061	162,266
Class R	640		11,404	74	1,411
Class R4	1,271,924		23,369,182	1,230,631	23,951,901
Class R6	2,211,178		40,536,041	1,653,217	32,175,865
Administrator Class	813,092		14,878,081	833,285	16,184,178
Investor Class	52,301	[1]	1,003,724 [1]	237,509	4,600,208

			87,821,001		80,763,949

Please see footnote on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,932,220)	$(34,985,826)	(755,113)	$(14,385,005)
Class B	(3,253)	(58,388)	(18,915)	(345,883)
Class C	(65,920)	(1,132,401)	(36,652)	(660,629)
Class R	(720)	(13,176)	0	0
Class R4	(20,889,265)	(387,340,331)	(10,508,338)	(204,163,089)
Class R6	(14,202,963)	(266,513,595)	(12,495,518)	(242,417,640)
Administrator Class	(8,504,025)	(159,988,208)	(8,299,886)	(161,699,797)
Investor Class	(7,811,715)[1]	(148,868,103)[1]	(1,854,197)	(36,094,967)

		(998,900,028)		(659,767,010)

Net increase (decrease) in net assets resulting from capital share transactions		(75,374,243)		113,188,605

Total increase (decrease) in net assets		(392,879,355)		183,486,017

Net assets
Beginning of period		2,235,262,806		2,051,776,789

End of period		$1,842,383,451		$2,235,262,806

Overdistributed net investment income		$(1,075,105)		$(1,287,193)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2045 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$12,722,827		$10,576,686
Net realized gains on investments		16,623,481		19,864,670
Net change in unrealized gains (losses) on investments		(125,041,631)		26,681,722

Net increase (decrease) in net assets resulting from operations		(95,695,323)		57,123,078

Distributions to shareholders from
Net investment income
Class A		(268,832)		(4,751)
Class R		(252)		(247)
Class R4		(2,188,948)		(2,617,228)
Class R6		(6,523,660)		(5,166,673)
Administrator Class		(1,492,836)		(1,635,865)
Investor Class		(837,020)[1]		(1,132,164)
Net realized gains
Class A		(2,771,190)		(13,358)
Class R		(817)		(703)
Class R4		(3,688,268)		(4,476,964)
Class R6		(11,238,044)		(8,195,905)
Administrator Class		(3,155,252)		(3,243,944)
Investor Class		0 [1]		(2,649,359)

Total distributions to shareholders		(32,165,119)		(29,137,161)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,643,641	119,886,949	58,029	672,191
Class R	251	2,795	0	0
Class R4	4,571,380	52,006,760	6,501,870	75,580,382
Class R6	20,456,922	230,687,584	13,810,098	159,727,329
Administrator Class	3,086,451	35,108,254	2,816,193	32,835,072
Investor Class	1,568,639 [1]	18,347,423 [1]	4,019,390	46,841,917

		456,039,765		315,656,891

Reinvestment of distributions
Class A	282,891	3,027,399	1,189	13,695
Class R	98	1,069	82	950
Class R4	536,817	5,877,216	582,555	6,736,071
Class R6	1,585,167	17,267,672	1,145,292	13,219,684
Administrator Class	423,857	4,648,064	420,200	4,879,809
Investor Class	72,282 [1]	836,392 [1]	324,494	3,780,828

		31,657,812		28,631,037

Payment for shares redeemed
Class A	(3,343,560)	(35,251,201)	(6,857)	(78,742)
Class R	(2)	(18)	0	0
Class R4	(8,821,123)	(101,240,476)	(5,573,386)	(64,551,943)
Class R6	(12,660,032)	(140,410,371)	(9,472,525)	(109,431,742)
Administrator Class	(3,775,671)	(42,382,911)	(3,325,706)	(38,732,067)
Investor Class	(11,149,642)[1]	(127,553,030)[1]	(4,417,063)	(51,650,841)

		(446,838,007)		(264,445,335)

Net increase in net assets resulting from capital share transactions		40,859,570		79,842,593

Total increase (decrease) in net assets		(87,000,872)		107,828,510

Net assets
Beginning of period		811,066,461		703,237,951

End of period		$724,065,589		$811,066,461

Undistributed (overdistributed) net investment income		$142,148		$(136,048)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$23,349,252		$19,808,520
Net realized gains on investments			29,896,358		35,317,428
Net change in unrealized gains (losses) on investments			(225,672,734)		50,315,014

Net increase (decrease) in net assets resulting from operations			(172,427,124)		105,440,962

Distributions to shareholders from
Net investment income
Class A			(186,145)		(15,095)
Class C			(3,126)		(2,499)
Class R			(272)		(245)
Class R4			(4,725,511)		(4,752,783)
Class R6			(13,225,354)		(11,612,453)
Administrator Class			(2,626,389)		(2,763,125)
Investor Class			(513,873)[1]		(638,678)
Net realized gains
Class A			(1,825,085)		(37,156)
Class C			(22,958)		(11,600)
Class R			(847)		(701)
Class R4			(7,749,938)		(8,141,008)
Class R6			(21,991,674)		(17,983,426)
Administrator Class			(5,482,713)		(5,450,426)
Investor Class			0 [1]		(1,515,960)

Total distributions to shareholders			(58,353,885)		(52,925,155)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	6,951,910		74,657,726	145,308	1,612,319
Class C	50,243		530,074	54,216	596,455
Class R	521		5,371	0	0
Class R4	11,348,069		122,406,849	12,897,710	143,215,243
Class R6	33,537,208		360,894,394	22,630,728	250,814,920
Administrator Class	7,641,132		82,336,166	7,797,521	86,417,872
Investor Class	895,669	[1]	9,981,111 [1]	1,824,093	20,266,596

			650,811,691		502,923,405

Reinvestment of distributions
Class A	196,059		2,006,262	4,290	47,332
Class C	2,416		24,807	1,193	13,102
Class R	108		1,119	85	946
Class R4	1,191,982		12,475,449	1,111,045	12,310,941
Class R6	3,298,611		34,453,143	2,638,935	29,242,116
Administrator Class	779,371		8,109,102	743,580	8,213,551
Investor Class	46,705	[1]	513,287 [1]	194,356	2,151,939

			57,583,169		51,979,927

Please see footnote on page 53.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2050 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,176,375)	$(11,926,737)	(25,107)	$(274,134)
Class C	(24,531)	(253,785)	(5,104)	(56,689)
Class R	(2)	(29)	0	0
Class R4	(21,529,377)	(225,930,036)	(10,346,898)	(114,627,049)
Class R6	(25,162,016)	(272,468,982)	(16,661,031)	(184,525,342)
Administrator Class	(9,136,641)	(97,702,104)	(7,098,101)	(78,782,008)
Investor Class	(6,875,405)[1]	(74,811,494)[1]	(1,432,520)	(15,910,898)

		(683,093,167)		(394,176,120)

Net increase in net assets resulting from capital share transactions		25,301,693		160,727,212

Total increase (decrease) in net assets		(205,479,316)		213,243,019

Net assets
Beginning of period		1,475,472,886		1,262,229,867

End of period		$1,269,993,570		$1,475,472,886

Overdistributed net investment income		$(11,347)		$(456,364)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$3,348,997		$2,092,298
Net realized gains (losses) on investments		(6,950,552)		1,827,847
Net change in unrealized gains (losses) on investments		(21,701,511)		8,032,555

Net increase (decrease) in net assets resulting from operations		(25,303,066)		11,952,700

Distributions to shareholders from
Net investment income
Class A		(29,658)		(3,680)
Class R		(252)		(244)
Class R4		(378,682)		(381,201)
Class R6		(2,072,829)		(1,475,369)
Administrator Class		(152,082)		(115,825)
Investor Class		(72,053)[1]		(61,709)
Net realized gains
Class A		(24,092)		(4,743)
Class R		(86)		(331)
Class R4		(55,238)		(350,837)
Class R6		(319,151)		(1,205,150)
Administrator Class		(31,756)		(119,197)
Investor Class		0 [1]		(77,700)

Total distributions to shareholders		(3,135,879)		(3,795,986)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,100,577	13,865,874	41,587	533,025
Class R	1,468	17,944	0	0
Class R4	1,763,543	22,488,266	1,799,626	23,161,343
Class R6	9,869,147	124,299,082	6,966,588	89,250,267
Administrator Class	1,127,506	14,089,884	649,960	8,349,507
Investor Class	320,954 [1]	4,145,234 [1]	522,230	6,640,366

		178,906,284		127,934,508

Reinvestment of distributions
Class A	4,195	51,885	538	6,935
Class R	27	338	45	575
Class R4	34,201	433,920	51,913	669,728
Class R6	171,963	2,165,166	197,157	2,538,592
Administrator Class	14,584	183,838	18,254	235,022
Investor Class	5,667 [1]	71,987 [1]	10,910	139,268

		2,907,134		3,590,120

Payment for shares redeemed
Class A	(374,104)	(4,453,123)	(4,791)	(61,175)
Class R	(191)	(2,112)	0	0
Class R4	(1,979,482)	(25,237,910)	(951,781)	(12,223,183)
Class R6	(5,605,399)	(70,687,587)	(3,515,646)	(45,157,906)
Administrator Class	(807,536)	(10,091,281)	(398,012)	(5,101,595)
Investor Class	(938,655)[1]	(11,838,163)[1]	(250,946)	(3,221,784)

		(122,310,176)		(65,765,643)

Net increase in net assets resulting from capital share transactions		59,503,242		65,758,985

Total increase in net assets		31,064,297		73,915,699

Net assets
Beginning of period		181,621,146		107,705,447

End of period		$212,685,443		$181,621,146

Undistributed net investment income		$506,259		$103,574

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2060 Fund
	Year ended February 29, 2016[1]

Operations
Net investment income		$9,249
Net realized losses on investments		(83,369)
Net change in unrealized gains (losses) on investments		(56,163)

Net decrease in net assets resulting from operations		(130,283)

Distributions to shareholders from
Net investment income
Class A		(1,105)
Class R		(981)
Class R6		(1,057)
Administrator Class		(2,524)

Total distributions to shareholders		(5,667)

Capital share transactions	Shares
Proceeds from shares sold
Class A	11,519	113,979
Class C	19,544	190,494
Class R	10,000	100,000
Class R4	39,373	372,597
Class R6	64,296	622,396
Administrator Class	58,746	570,470

		1,969,936

Reinvestment of distributions
Class A	120	1,105
Class R	106	981
Class R6	113	1,057
Administrator Class	272	2,524

		5,667

Payment for shares redeemed
Class A	(300)	(2,643)
Class C	(101)	(947)
Class R4	(17,654)	(166,114)
Class R6	(378)	(3,576)
Administrator Class	(18,632)	(176,713)

		(349,993)

Net increase in net assets resulting from capital share transactions		1,625,610

Total increase in net assets		1,489,660

Net assets
Beginning of period		0

End of period		$1,489,660

Undistributed net investment income		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Class B
Year ended February 29, 2016	$11.29	0.02	[4]	(0.29)	0.00	(0.18)	$10.84
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Class C
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Class R
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Administrator Class
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822

0.21%	1.56%	1.52%	(2.39)%	36%	$3
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242

0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100

0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645

1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Class B
Year ended February 29, 2016	$13.38	0.04	[4]	(0.39)	(0.02)	(0.58)	$12.43
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Class C
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Class R
Year ended February 29, 2016	$13.11	0.11		(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Administrator Class
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691

0.34%	1.59%	1.53%	(2.61)%	36%	$31
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748

0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323

0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343

1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.93%	0.83%	5.25%	43%	$190,863

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Administrator Class
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453

1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Class B
Year ended February 29, 2016	$15.25	0.11	[4]	(0.80)	(0.02)	(0.36)	$14.18
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Class C
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Class R
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Administrator Class
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955

0.74%	1.63%	1.58%	(4.55)%	34%	$40
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048

0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600

1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045

1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)	$9.71
Administrator Class
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)	$9.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120

1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Class B
Year ended February 29, 2016	$16.75	0.10	[4]	(1.42)	(0.05)	(0.43)	$14.95
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Class C
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Class R
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Administrator Class
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087

0.65%	1.62%	1.59%	(8.03)%	30%	$81
0.53%	1.70%	1.62%	4.64%	26%	$117
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872

0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120

1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729

1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Administrator Class
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784

1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Class B
Year ended February 29, 2016	$18.68	0.09	[4]	(2.19)	(0.07)	(0.54)	$15.97
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Class C
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Class R
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Administrator Class
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841

0.54%	1.63%	1.60%	(11.41)%	27%	$88
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564

0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623

0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499

1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Administrator Class
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067

1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Administrator Class
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308

1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$13.28	0.14	[5]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72	(0.04)	0.00	$10.90
Class R
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00 [9]	0.00	0.00	$10.06

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended February 29, 2016[4]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Year ended February 29, 2016[4]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Year ended February 29, 2016[4]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Year ended February 29, 2016[4]	$10.00	0.08	[5]	(1.11)	0.00	$8.97
Class R6
Year ended February 29, 2016[4]	$10.00	0.09	[5]	(1.12)	(0.02)	$8.95
Administrator Class
Year ended February 29, 2016[4]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from June 30, 2015 (commencement of class operations) to February 29, 2016

[5]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.21%	15.14%	1.58%	(11.00)%	26%	$173

0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), the Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), the Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), the Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and the Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 29, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 29, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Diversified Fixed Income Portfolio	6%	5%	10%	28%	21%	17%	6%	5%	1%	1%	0	%*	0	%*
Wells Fargo Diversified Stock Portfolio	1	1	2	9	12	19	12	19	8	15	2		0	*
Wells Fargo Short-Term Investment Portfolio	25	13	3	11	11	12	6	9	3	6	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	81

doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 29, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$(375,244)	$(4,916,605)	$5,291,849
Target 2010 Fund	(92,900)	(3,881,151)	3,974,051
Target 2015 Fund	(179,975)	(7,598,162)	7,778,137
Target 2020 Fund	(549,953)	(22,358,895)	22,908,848
Target 2025 Fund	(378,702)	(16,780,681)	17,159,383
Target 2030 Fund	(323,517)	(14,664,838)	14,988,355
Target 2035 Fund	(93,006)	(4,944,463)	5,037,469
Target 2040 Fund	(70,040)	(4,733,771)	4,803,811
Target 2045 Fund	(9,643)	(1,133,083)	1,142,726
Target 2050 Fund	(7,529)	(1,623,565)	1,631,094
Target 2055 Fund	(2,488)	(240,756)	243,244
Target 2060 Fund	(85)	(1,299)	1,384

As of February 29, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$244,295	$0
Target 2060 Fund	14,099	24,669

82	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

At February 29, 2016, current year deferred post-October capital losses and qualified late-year ordinary losses which will both be recognized on the first day of the following fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$706,386
Target 2010 Fund	0	0	592,599
Target 2015 Fund	0	0	1,163,269
Target 2020 Fund	0	0	1,811,667
Target 2025 Fund	0	0	1,217,250
Target 2030 Fund	0	0	207,630
Target 2055 Fund	2,993,109	3,714,064	0
Target 2060 Fund	19,939	24,169	0

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of February 29, 2016, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At February 29, 2016, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At February 29, 2016, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$648,227,724
Target 2010 Fund	435,070,668
Target 2015 Fund	694,095,451
Target 2020 Fund	2,300,699,456
Target 2025 Fund	2,174,999,916
Target 2030 Fund	2,544,885,919
Target 2035 Fund	1,270,844,449
Target 2040 Fund	1,850,791,110
Target 2045 Fund	725,030,191
Target 2050 Fund	1,275,016,955
Target 2055 Fund	212,625,414
Target 2060 Fund	1,432,935

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	83

for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.17% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended February 29, 2016 have been included in management fee on the Statements of Operations.

For the year ended February 29, 2016, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
Target Today Fund	0.23%
Target 2010 Fund	0.24
Target 2015 Fund	0.23
Target 2020 Fund	0.23
Target 2025 Fund	0.23
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.23
Target 2045 Fund	0.23
Target 2050 Fund	0.23
Target 2055 Fund	0.23
Target 2060 Fund	0.20

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C, Class R	0.21%	0.26%
Class R4	0.08	0.08
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Investor Class	0.32	0.32

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to July 1, 2015, the expense caps for the following classes were as follows:

	Class A	Class B	Class C	Class R
Target Today Fund	0.81%	1.56%	1.56%	1.06%
Target 2010 Fund	0.83	1.58	1.58	1.08
Target 2015 Fund	0.84	N/A	N/A	1.09
Target 2020 Fund	0.86	1.61	1.61	1.11
Target 2025 Fund	0.86	N/A	N/A	1.11
Target 2030 Fund	0.87	1.62	1.62	1.12
Target 2035 Fund	0.88	N/A	N/A	1.13
Target 2040 Fund	0.88	1.63	1.63	1.13
Target 2045 Fund	0.88	N/A	N/A	1.13
Target 2050 Fund	0.88	N/A	1.63	1.13
Target 2055 Fund	0.88	N/A	N/A	1.13

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	85

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 29, 2016, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$149	$0
Target 2010 Fund	511	0
Target 2015 Fund	14	N/A
Target 2020 Fund	2,338	0
Target 2025 Fund	1,933	N/A
Target 2030 Fund	4,599	41
Target 2035 Fund	3,253	N/A
Target 2040 Fund	4,421	196
Target 2045 Fund	1,147	N/A
Target 2050 Fund	1,594	136
Target 2055 Fund	603	N/A
Target 2060 Fund	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 29, 2016 were as follows:

	Purchases at cost*				Sales proceeds*
	U.S. Government		Non-U.S. Government		U.S. Government		Non-U.S. Government
Target Today Fund	$110,583,232		$62,271,158		$118,187,814		$85,082,541
Target 2010 Fund	81,478,269		46,462,987		87,081,363		63,300,829
Target 2015 Fund	164,373,959		96,381,889		175,677,620		130,488,510
Target 2020 Fund	476,844,372		355,057,244		509,635,984		457,933,153
Target 2025 Fund	357,185,685		384,062,471		381,748,614		467,279,554
Target 2030 Fund	299,136,075		511,202,867		319,707,050		590,777,243
Target 2035 Fund	99,282,466		281,998,849		106,109,918		314,265,254
Target 2040 Fund	87,021,632		440,811,675		93,005,931		479,187,740
Target 2045 Fund	19,406,092		180,367,394		20,740,610		193,203,436
Target 2050 Fund	24,802,847		322,067,832		26,508,488		343,245,570
Target 2055 Fund	4,134,557		53,709,794		4,418,882		57,241,208
Target 2060 Fund	27,864	**	361,963	**	29,780	**	385,762	**

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

**	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.175% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $25,000,000 with an annual commitment fee of 0.15%. During the year ended February 29, 2016, the Funds had borrowings under the agreement. The amounts, including the related interest and fees, were not material to the Funds.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 were as follows:

	Ordinary income			Long-term capital gain
	2016		2015	2016		2015
Target Today Fund	$5,627,893		$13,442,093	$10,068,892		$5,846,605
Target 2010 Fund	6,584,589		13,587,290	18,082,757		10,255,712
Target 2015 Fund	9,737,982		16,719,969	11,919,435		9,219,689
Target 2020 Fund	30,256,877		53,048,503	56,019,570		38,950,383
Target 2025 Fund	29,655,061		44,319,606	53,022,030		38,885,635
Target 2030 Fund	38,149,521		52,839,301	68,744,170		51,267,214
Target 2035 Fund	19,585,081		24,057,513	35,298,474		26,983,549
Target 2040 Fund	31,558,443		37,884,292	57,375,652		44,240,969
Target 2045 Fund	12,062,951		13,204,783	20,102,168		15,932,378
Target 2050 Fund	22,588,997		24,554,555	35,764,888		28,370,600
Target 2055 Fund	2,738,996		2,298,580	396,883		1,497,406
Target 2060 Fund	5,667	*	N/A	0	*	N/A

*	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

As of February 29, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Late-year ordinary losses deferred	Post-October capital losses deferred	Capital loss carryforward
Target Today Fund	$132,884	$1,139,915	$26,202,487	$(706,386)	$0	$0
Target 2010 Fund	216,450	901,013	33,529,894	(592,599)	0	0
Target 2015 Fund	0	2,559,004	54,612,664	(1,163,269)	0	0
Target 2020 Fund	0	4,543,551	182,794,037	(1,811,667)	0	0
Target 2025 Fund	0	5,800,699	191,689,491	(1,217,250)	0	0
Target 2030 Fund	0	5,999,320	220,168,745	(207,630)	0	0
Target 2035 Fund	542,248	2,993,922	106,486,102	0	0	0
Target 2040 Fund	1,510,655	4,327,726	158,425,952	0	0	0
Target 2045 Fund	757,346	1,363,962	48,512,969	0	0	0
Target 2050 Fund	1,485,797	2,342,301	86,359,640	0	0	0
Target 2055 Fund	507,718	0	680,722	0	(6,707,173)	(244,295)
Target 2060 Fund	1,549	0	(54,538)	0	(44,108)	(38,768)

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	87

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 24, 2016, the Funds declared distributions from net investment income to shareholders of record on March 23, 2016. The per share amounts payable on March 28, 2016 were as follows:

Net investment income	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.01183	$0.02041	$0.02110	$0.03807
Class C	N/A	N/A	0.00696	N/A
Class R	0.00634	0.01581	0.01728	0.03484
Class R4	0.01868	0.02710	0.02664	0.04588
Class R6	0.02163	0.03009	0.02965	0.04918
Administrator Class	0.01472	0.02306	0.02300	0.04163

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

88	Wells Fargo Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, and the Wells Fargo Dow Jones Target 2055 Fund (formerly known as the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and Wells Fargo Advantage Dow Jones Target 2055 Fund, respectively), and Wells Fargo Dow Jones Target 2060 Fund, twelve of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 29, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 29, 2016, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 29, 2016, the results of their operations for the year or period then ended, changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 27, 2016

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.23%
FHLB	0.88-6.00%	5-24-2017 to 11-1-2043	$99,835,070	$105,247,319	1.97%
FHLMC	0.75-6.75	12-1-2016 to 3-14-2046	262,295,452	279,489,715	5.23
FHLMC	3.00	8-1-2045	12,220,330	12,516,380	0.23
FNMA	0.00-7.25	6-1-2016 to 3-14-2046	547,077,396	580,720,148	10.88
FNMA	3.50	1-1-2045	16,044,597	16,824,900	0.31
FNMA	3.50	5-1-2045	11,345,714	11,897,494	0.22
FNMA %%	3.50	3-14-2046	16,000,000	16,765,312	0.31
FNMA	4.00	9-1-2044	11,144,029	11,898,895	0.22
GNMA	3.00-7.00	11-15-2023 to 6-20-2045	259,873,943	278,073,889	5.20
GNMA	3.50	4-20-2043	13,593,161	14,394,391	0.27
GNMA	3.50	10-20-2044	11,696,094	12,384,741	0.23
GNMA	3.50	4-20-2045	15,223,404	16,115,548	0.30
GNMA	3.50	6-20-2045	11,412,495	12,070,801	0.23
GNMA %%	3.50	3-22-2046	22,250,000	23,494,365	0.44
Other securities				9,965,020	0.19

Total Agency Securities (Cost $1,360,028,525)				1,401,858,918	26.23

Corporate Bonds and Notes: 20.53%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
Other securities				2,903,929	0.05

Automobiles: 0.07%
Other securities				3,680,608	0.07

Diversified Consumer Services: 0.05%
Other securities				2,595,737	0.05

Hotels, Restaurants & Leisure: 0.15%
Other securities				8,001,423	0.15

Household Durables: 0.03%
Other securities				1,388,734	0.03

Internet & Catalog Retail: 0.10%
Other securities				5,435,323	0.10

Leisure Products: 0.01%
Other securities				604,487	0.01

Media: 1.12%
Other securities				59,647,237	1.12

Multiline Retail: 0.14%
Other securities				7,383,853	0.14

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Specialty Retail: 0.25%
Other securities				$13,459,836	0.25%

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				817,302	0.01

Consumer Staples: 1.96%

Beverages: 0.58%
Other securities				30,757,596	0.58

Food & Staples Retailing: 0.53%
Other securities				28,372,788	0.53

Food Products: 0.42%
Other securities				22,672,203	0.42

Household Products: 0.13%
Other securities				6,870,262	0.13

Personal Products: 0.00%
Other securities				251,651	0.00

Tobacco: 0.30%
Other securities				15,895,543	0.30

Energy: 1.51%

Energy Equipment & Services: 0.13%
Other securities				6,695,079	0.13

Oil, Gas & Consumable Fuels: 1.38%
Other securities				73,899,427	1.38

	Interest rate	Maturity date	Principal

Financials: 6.34%

Banks: 2.31%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,204,832	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,388	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	767,236	0.01
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,053,310	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,075,367	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,284	0.02
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,010,515	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,493,430	0.05
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,527,552	0.03
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	760,121	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,050,126	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,031,697	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,059,456	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,376,544	0.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	5.38%	11-2-2043	$1,000,000	$1,082,010	0.02%
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,101,046	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,603,461	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	428,659	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500	0.01
Other securities				102,350,275	1.92

				123,260,809	2.31

Capital Markets: 1.19%
Other securities				63,376,709	1.19

Consumer Finance: 0.91%
Other securities				48,640,939	0.91

Diversified Financial Services: 0.38%
Other securities				20,069,162	0.38

Insurance: 0.82%
Other securities				44,041,689	0.82

Real Estate Management & Development: 0.01%
Other securities				662,531	0.01

REITs: 0.72%
Other securities				38,558,720	0.72

Thrifts & Mortgage Finance: 0.00%
Other securities				250,936	0.00

Health Care: 2.26%

Biotechnology: 0.44%
Other securities				23,350,883	0.44

Health Care Equipment & Supplies: 0.38%
Other securities				20,157,360	0.38

Health Care Providers & Services: 0.60%
Other securities				32,367,195	0.60

Life Sciences Tools & Services: 0.05%
Other securities				2,673,525	0.05

Pharmaceuticals: 0.79%
Other securities				42,562,416	0.79

Industrials: 1.60%

Aerospace & Defense: 0.42%
Other securities				22,383,447	0.42

Air Freight & Logistics: 0.10%
Other securities				5,316,493	0.10

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Airlines: 0.06%
Other securities	$3,273,388	0.06%

Building Products: 0.00%
Other securities	214,127	0.00

Commercial Services & Supplies: 0.14%
Other securities	7,403,916	0.14

Electrical Equipment: 0.09%
Other securities	4,728,916	0.09

Industrial Conglomerates: 0.12%
Other securities	6,307,372	0.12

Machinery: 0.24%
Other securities	12,933,288	0.24

Professional Services: 0.02%
Other securities	1,095,292	0.02

Road & Rail: 0.35%
Other securities	18,632,806	0.35

Trading Companies & Distributors: 0.06%
Other securities	3,235,072	0.06

Information Technology: 1.60%

Communications Equipment: 0.20%
Other securities	10,817,728	0.20

Electronic Equipment, Instruments & Components: 0.07%
Other securities	3,449,165	0.07

Internet Software & Services: 0.05%
Other securities	2,623,309	0.05

IT Services: 0.29%
Other securities	15,209,850	0.29

Semiconductors & Semiconductor Equipment: 0.17%
Other securities	9,287,013	0.17

Software: 0.45%
Other securities	24,245,772	0.45

Technology Hardware, Storage & Peripherals: 0.37%
Other securities	19,803,355	0.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.61%

Chemicals: 0.38%
Other securities				$20,205,684	0.38%

Construction Materials: 0.00%
Other securities				133,734	0.00

Containers & Packaging: 0.02%
Other securities				1,139,053	0.02

Metals & Mining: 0.10%
Other securities				5,077,865	0.10

Paper & Forest Products: 0.11%
Other securities				6,016,163	0.11

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
Other securities				44,238,109	0.83

Wireless Telecommunication Services: 0.01%
Other securities				604,305	0.01

Utilities: 1.83%

Electric Utilities: 1.35%
Other securities				71,945,562	1.35

Gas Utilities: 0.09%
Other securities				4,769,913	0.09

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				887,866	0.02

Multi-Utilities: 0.35%
Other securities				18,884,907	0.35

Water Utilities: 0.02%
Other securities				1,117,503	0.02

Total Corporate Bonds and Notes (Cost $1,074,600,880)				1,097,286,865	20.53

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.40%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	7-4-2017 to 8-15-2046	56,055,000	78,301,914	1.47
France Government Bond (EUR)	0.00-8.50	4-25-2017 to 4-25-2060	93,300,000	125,497,248	2.35
Italy Buoni Poliennali del Tesoro (EUR)	0.25-9.00	5-1-2017 to 9-1-2046	95,955,000	127,255,231	2.38
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	12,483,101	0.23
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	11,828,582	0.22
Japan Government Ten Year Bond (JPY)	0.30-1.80	3-20-2017 to 6-20-2025	25,629,000,000	239,650,893	4.48
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,582,500,000	76,024,113	1.43

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond (JPY)	0.80-3.10%	9-20-2017 to 6-20-2034	18,223,500,000	$194,106,425	3.63%
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	12,094,302	0.23
United Kingdom Gilt (GBP)	1.00-8.75	8-25-2017 to 7-22-2068	85,330,000	147,578,408	2.76
Other securities				279,093,090	5.22

Total Foreign Government Bonds (Cost $1,355,684,510)				1,303,913,307	24.40

U.S. Treasury Securities: 22.88%
U.S. Treasury Bond	2.50	2-15-2045	$19,250,000	18,763,495	0.35
U.S. Treasury Bond	2.50-6.75	2-15-2026 to 2-15-2046	104,200,000	126,610,429	2.38
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	17,937,728	0.34
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,881,292	0.22
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,482,420	0.23
U.S. Treasury Note	0.50-9.13	4-30-2017 to 2-15-2026	439,650,000	457,497,041	8.54
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,965,000	0.26
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,000,585	0.28
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,421,316	0.23
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,035,628	0.23
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,015,625	0.47
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,456,854	0.44
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,981,250	0.28
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,108,744	0.23
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,631,394	0.29
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,197,340	0.23
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,874,423	0.43
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,610,350	0.24
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,731,250	0.57
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,274,800	0.29
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,689,938	0.24
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,548,752	0.31
U.S. Treasury Note	2.00	2-15-2025	21,500,000	22,003,917	0.41
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,514,917	0.25
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,334,665	0.36
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,839,070	0.30
U.S. Treasury Note	2.50	6-30-2017	14,500,000	14,833,051	0.28
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,219,670	0.28
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,525,666	0.31
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,734,532	0.24
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,939,840	0.30
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,833,853	0.31
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,813,368	0.37
U.S. Treasury Note	3.25	3-31-2017	13,000,000	13,351,910	0.25
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,368,175	0.51
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,469,128	0.42
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,253,900	0.42
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,326,985	0.46
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,645,472	0.33

Total U.S. Treasury Securities (Cost $1,168,400,760)				1,222,723,773	22.88

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.76%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities	$2,754,483	0.05%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,029,788	0.08

Energy: 0.46%

Energy Equipment & Services: 0.02%
Other securities	1,159,235	0.02

Oil, Gas & Consumable Fuels: 0.44%
Other securities	23,531,111	0.44

Financials: 1.98%

Banks: 1.19%
Other securities	63,827,812	1.19

Capital Markets: 0.04%
Other securities	1,919,611	0.04

Diversified Financial Services: 0.69%
Other securities	36,660,330	0.69

Insurance: 0.06%
Other securities	3,280,452	0.06

Real Estate Management & Development: 0.00%
Other securities	129,129	0.00

Health Care: 0.30%

Health Care Equipment & Supplies: 0.03%
Other securities	1,675,539	0.03

Pharmaceuticals: 0.27%
Other securities	14,150,555	0.27

Industrials: 0.13%

Aerospace & Defense: 0.01%
Other securities	513,500	0.01

Industrial Conglomerates: 0.06%
Other securities	3,188,090	0.06

Machinery: 0.01%
Other securities	559,043	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Road & Rail: 0.05%
Other securities	$2,585,634	0.05%

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	412,708	0.01

Internet Software & Services: 0.06%
Other securities	3,605,019	0.06

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	1,574,485	0.03

Materials: 0.26%

Chemicals: 0.08%
Other securities	4,610,247	0.08

Metals & Mining: 0.16%
Other securities	8,380,383	0.16

Paper & Forest Products: 0.02%
Other securities	905,803	0.02

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.21%
Other securities	11,490,810	0.21

Wireless Telecommunication Services: 0.18%
Other securities	9,468,157	0.18

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities	170,066	0.00

Independent Power & Renewable Electricity Producers: 0.00%
Other securities	242,047	0.00

Water Utilities: 0.01%
Other securities	266,358	0.01

Total Yankee Corporate Bonds and Notes (Cost $203,651,907)	201,090,395	3.76

Yankee Government Bonds: 0.04%
Other securities	2,026,758	0.04

Total Yankee Government Bonds (Cost $2,000,858)	2,026,758	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 1.69%

Investment Companies: 1.69%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	1,194,863	$1,194,863	0.02%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43	89,268,563	89,268,563	1.67

Total Short-Term Investments (Cost $90,463,426)			90,463,426	1.69

Total investments in securities (Cost $5,254,830,866) *			5,319,363,442	99.53
Other assets and liabilities, net			25,181,832	0.47

Total net assets			$5,344,545,274	100.00%

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,258,414,833 and unrealized gains (losses) consists of:

Gross unrealized gains	$191,875,844
Gross unrealized losses	(130,927,235)

Net unrealized gains	$60,948,609

The following table shows the percent of total long-term investments by geographic location as of February 29, 2016:

United States	71.02%
Japan	11.59
United Kingdom	3.60
France	2.75
Italy	2.47
Germany	1.94
Spain	1.40
Canada	1.24
Netherlands	1.07
Other	2.92

100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.08%

Consumer Discretionary: 14.02%

Auto Components: 0.75%
Other securities		$59,289,974	0.75%

Automobiles: 1.15%
Toyota Motor Corporation	437,214	22,795,278	0.29
Other securities		68,774,536	0.86

		91,569,814	1.15

Distributors: 0.25%
Other securities		19,893,393	0.25

Diversified Consumer Services: 0.21%
Other securities		16,447,552	0.21

Hotels, Restaurants & Leisure: 2.23%
McDonald’s Corporation	170,114	19,935,660	0.25
Starbucks Corporation	275,100	16,013,571	0.20
Other securities		141,031,106	1.78

		176,980,337	2.23

Household Durables: 1.09%
Other securities		86,401,069	1.09

Internet & Catalog Retail: 1.27%
Amazon.com Incorporated †	71,227	39,354,342	0.50
Other securities		61,776,717	0.77

		101,131,059	1.27

Leisure Products: 0.38%
Other securities		30,480,451	0.38

Media: 2.13%
Naspers Limited	125,708	14,863,754	0.19
Other securities		154,276,296	1.94

		169,140,050	2.13

Multiline Retail: 0.60%
Other securities		47,900,468	0.60

Specialty Retail: 2.61%
O’Reilly Automotive Incorporated †	60,306	15,698,858	0.20
The Home Depot Incorporated	234,970	29,164,476	0.37
Other securities		162,564,818	2.04

		207,428,152	2.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.35%
Nike Incorporated Class B	250,100	$15,403,659	0.19%
Other securities		91,972,252	1.16

		107,375,911	1.35

Consumer Staples: 7.54%

Beverages: 1.75%
Constellation Brands Incorporated Class A	105,859	14,971,638	0.19
PepsiCo Incorporated	176,719	17,286,653	0.22
The Coca-Cola Company	474,674	20,472,690	0.26
Other securities		86,221,081	1.08

		138,952,062	1.75

Food & Staples Retailing: 1.25%
Other securities		99,211,328	1.25

Food Products: 2.42%
Nestle SA	295,993	20,699,070	0.26
Other securities		171,917,358	2.16

		192,616,428	2.42

Household Products: 0.78%
The Procter & Gamble Company	329,968	26,493,131	0.33
Other securities		35,579,021	0.45

		62,072,152	0.78

Personal Products: 0.53%
Other securities		41,960,928	0.53

Tobacco: 0.81%
Altria Group Incorporated	237,769	14,639,437	0.18
Philip Morris International Incorporated	187,943	17,108,451	0.22
Other securities		32,454,221	0.41

		64,202,109	0.81

Energy: 4.89%

Energy Equipment & Services: 0.76%
Schlumberger Limited	233,705	16,761,323	0.21
Other securities		44,142,321	0.55

		60,903,644	0.76

Oil, Gas & Consumable Fuels: 4.13%
Chevron Corporation	228,216	19,042,343	0.24
Exxon Mobil Corporation	504,852	40,463,888	0.51
Other securities		268,388,775	3.38

		327,895,006	4.13

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 21.45%

Banks: 7.66%
Bank of America Corporation	1,262,745	$15,809,567	0.20%
China Construction Bank H Shares	29,798,990	17,413,007	0.22
JPMorgan Chase & Company	446,393	25,131,926	0.32
Wells Fargo & Company (l)	563,684	26,448,053	0.33
Other securities		524,237,234	6.59

		609,039,787	7.66

Capital Markets: 1.32%
Other securities		104,839,740	1.32

Consumer Finance: 0.34%
Other securities		26,728,713	0.34

Diversified Financial Services: 0.92%
Other securities		73,377,342	0.92

Insurance: 4.34%
Other securities		344,585,078	4.34

Real Estate Management & Development: 0.89%
Other securities		70,353,083	0.89

REITs: 5.72%
Other securities		454,845,279	5.72

Thrifts & Mortgage Finance: 0.26%
Other securities		20,933,141	0.26

Health Care: 10.59%

Biotechnology: 2.32%
Celgene Corporation †	145,624	14,683,268	0.18
Gilead Sciences Incorporated	267,100	23,304,475	0.29
Other securities		146,594,036	1.85

		184,581,779	2.32

Health Care Equipment & Supplies: 1.67%
Other securities		132,777,446	1.67

Health Care Providers & Services: 2.27%
Other securities		180,358,933	2.27

Health Care Technology: 0.16%
Other securities		12,341,354	0.16

Life Sciences Tools & Services: 0.61%
Other securities		48,637,100	0.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.56%
Allergan plc †	73,032	$21,187,314	0.27%
Johnson & Johnson	335,596	35,308,055	0.45
Merck & Company Incorporated	338,785	17,010,395	0.21
Novartis AG	248,517	17,701,474	0.22
Pfizer Incorporated	748,671	22,213,069	0.28
Roche Holding AG Genusschein	65,222	16,723,913	0.21
Other securities		152,704,589	1.92

		282,848,809	3.56

Industrials: 10.92%

Aerospace & Defense: 1.35%
United Technologies Corporation	152,859	14,769,237	0.19
Other securities		92,766,926	1.16

		107,536,163	1.35

Air Freight & Logistics: 0.29%
Other securities		22,717,653	0.29

Airlines: 0.55%
Other securities		43,772,516	0.55

Building Products: 0.43%
Other securities		34,209,910	0.43

Commercial Services & Supplies: 1.00%
Other securities		79,655,020	1.00

Construction & Engineering: 0.57%
Other securities		45,593,151	0.57

Electrical Equipment: 0.71%
Other securities		55,929,790	0.71

Industrial Conglomerates: 1.30%
General Electric Company	1,144,638	33,354,751	0.42
Other securities		69,987,876	0.88

		103,342,627	1.30

Machinery: 2.25%
Other securities		179,006,650	2.25

Marine: 0.11%
Other securities		8,926,933	0.11

Professional Services: 0.37%
Other securities		29,138,289	0.37

Road & Rail: 0.99%
Other securities		78,201,262	0.99

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Trading Companies & Distributors: 0.76%
Other securities		$60,157,119	0.76%

Transportation Infrastructure: 0.24%
Other securities		19,199,118	0.24

Information Technology: 16.63%

Communications Equipment: 0.93%
Cisco Systems Incorporated	615,650	16,117,717	0.20
Other securities		58,095,230	0.73

		74,212,947	0.93

Electronic Equipment, Instruments & Components: 1.55%
Other securities		123,205,337	1.55

Internet Software & Services: 3.05%
Alibaba Group Holding Limited ADR †	339,490	23,360,307	0.29
Alphabet Incorporated Class A †	53,984	38,718,404	0.49
Alphabet Incorporated Class C †	55,060	38,419,216	0.48
Baidu.com Incorporated ADR †	81,698	14,168,067	0.18
Facebook Incorporated Class A †	420,721	44,983,489	0.57
Tencent Holdings Limited	1,619,978	29,641,581	0.37
Other securities		53,365,224	0.67
		242,656,288	3.05

IT Services: 3.23%
International Business Machines Corporation	165,346	21,665,286	0.27
MasterCard Incorporated Class A	183,500	15,949,820	0.20
Visa Incorporated Class A	360,644	26,107,019	0.33
Other securities		192,623,885	2.43
		256,346,010	3.23

Semiconductors & Semiconductor Equipment: 2.92%
Intel Corporation	572,302	16,934,416	0.21
Taiwan Semiconductor Manufacturing Company Limited	5,752,298	25,735,417	0.33
Other securities		189,710,823	2.38
		232,380,656	2.92

Software: 2.76%
Microsoft Corporation	968,773	49,291,170	0.62
Other securities		169,603,926	2.14
		218,895,096	2.76

Technology Hardware, Storage & Peripherals: 2.19%
Apple Incorporated	1,033,143	99,894,597	1.26
Samsung Electronics Company Limited	18,651	17,780,315	0.22
Other securities		56,293,980	0.71
		173,968,892	2.19

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 4.75%

Chemicals: 2.21%
Other securities		$175,892,115	2.21%

Construction Materials: 0.46%
Other securities		36,283,408	0.46

Containers & Packaging: 0.53%
Other securities		41,790,462	0.53

Metals & Mining: 1.41%
Other securities		111,954,794	1.41

Paper & Forest Products: 0.14%
Other securities		11,104,555	0.14

Telecommunication Services: 2.81%

Diversified Telecommunication Services: 1.78%
AT&T Incorporated	745,977	27,563,850	0.35
Verizon Communications Incorporated	493,497	25,035,103	0.31
Other securities		88,513,257	1.12
		141,112,210	1.78

Wireless Telecommunication Services: 1.03%
China Mobile Limited	1,671,500	17,834,065	0.23
Other securities		64,284,813	0.80
		82,118,878	1.03

Utilities: 4.48%

Electric Utilities: 1.81%
Other securities		144,138,893	1.81

Gas Utilities: 0.80%
Other securities		63,244,483	0.80

Independent Power & Renewable Electricity Producers: 0.25%
Other securities		20,118,819	0.25

Multi-Utilities: 1.38%
Other securities		109,511,830	1.38

Water Utilities: 0.24%
Other securities		18,778,574	0.24

Total Common Stocks (Cost $6,646,971,979)		7,793,199,919	98.08

Preferred Stocks: 0.35%

Consumer Discretionary: 0.05%

Automobiles: 0.04%
Other securities		3,142,729	0.04

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$974,055	0.01%

Consumer Staples: 0.02%

Beverages: 0.00%
Other securities	74,231	0.00

Household Products: 0.02%
Other securities	1,711,049	0.02

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
Other securities	3,217,755	0.04

Financials: 0.15%

Banks: 0.15%
Other securities	11,848,149	0.15

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	349,858	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	203,079	0.00

Life Sciences Tools & Services: 0.00%
Other securities	198	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	2,891,876	0.04

Materials: 0.02%

Chemicals: 0.01%
Other securities	613,419	0.01

Metals & Mining: 0.01%
Other securities	1,179,541	0.01

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,247,651	0.02

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	32,023	0.00

Total Preferred Stocks (Cost $59,406,695)	27,485,613	0.35

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities			$3,495	0.00%

Health Care: 0.00%

Biotechnology: 0.00%
Other securities			0	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			118,783	0.00

Utilities: 0.00%

Independent Power & Renewable Electricity Producers: 0.00%
Other securities			7	0.00

Total Rights (Cost $3,368)			122,285	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities			93,477	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities			829	0.00

Media: 0.00%
Other securities			371	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			899	0.00

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			237	0.00

Total Warrants (Cost $112,266)			95,813	0.00

	Yield	Shares
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	295,890,586	295,890,586	3.72
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43	85,441,780	85,441,780	1.08

Total Short-Term Investments (Cost $381,332,366)			381,332,366	4.80

Total investments in securities (Cost $7,087,826,674) *			8,202,235,996	103.23
Other assets and liabilities, net			(256,496,917)	(3.23)

Total net assets			$7,945,739,079	100.00%

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,155,338,924 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,026,679,580
Gross unrealized losses	(979,782,508)

Net unrealized gains	$1,046,897,072

The following table shows percent of total long-term investments by geographic locations as of February 29, 2016:

United States	64.79%
Japan	6.61
United Kingdom	3.13
China	2.60
Taiwan	1.73
Australia	1.66
Switzerland	1.56
Hong Kong	1.48
Ireland	1.39
France	1.36
Canada	1.34
India	1.33
Germany	1.23
South Korea	1.22
Other	8.57

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 34.14%
ABN AMRO Funding LLC	0.41%	3-1-2016	$8,000,000	$8,000,000
Agricultural Bank of China ±	0.66	9-2-2016	3,000,000	2,999,964
ANZ Banking Group Limited	0.36	3-1-2016	16,000,000	16,000,000
Bank of Montreal ±	0.63	4-26-2016	6,000,000	5,998,980
Bank of Montreal ±	0.78	7-19-2016	1,000,000	999,920
Bank of Montreal ±	0.84	4-15-2016	3,000,000	2,999,310
Bank of Nova Scotia ±	0.78	7-6-2016	4,000,000	3,999,720
Citibank (New York)	0.49	4-12-2016	1,000,000	1,000,070
Citibank (New York)	0.51	4-11-2016	1,000,000	1,000,100
Citibank (New York)	0.58	5-12-2016	1,000,000	1,000,110
Citibank (New York)	0.58	5-18-2016	1,000,000	1,000,090
Cooperatieve Centrale ±	0.67	7-12-2016	2,000,000	1,999,780
Cooperatieve Centrale	0.84	7-12-2016	2,000,000	2,001,080
Credit Agricole SA	0.31	3-1-2016	23,000,000	23,000,000
Dexia Credit Local SA (New York) ±	0.61	5-11-2016	4,000,000	3,999,848
Dexia Credit Local SA (New York) ±	0.61	4-18-2016	3,000,000	2,999,847
Dexia Credit Local SA (New York) ±	0.74	6-21-2016	3,000,000	2,999,808
DG Bank (New York)	0.52	3-8-2016	4,000,000	4,000,160
DG Bank (New York)	0.52	3-14-2016	4,000,000	4,000,280
DG Bank (New York)	0.60	5-11-2016	1,000,000	1,000,330
DG Bank (New York)	0.60	5-19-2016	1,000,000	1,000,310
DG Bank (New York)	0.66	3-24-2016	1,000,000	1,000,220
DG Bank (New York)	0.68	6-20-2016	1,000,000	1,000,430
DNB Nor Bank ASA	0.29	3-1-2016	15,000,000	15,000,000
DNB Nor Bank ASA	0.81	7-14-2016	1,000,000	1,000,480
Fortis Bank New York	0.61	4-1-2016	3,000,000	3,000,510
HSBC Bank plc	0.30	3-1-2016	23,000,000	23,000,000
HSBC Bank plc	0.57	5-25-2016	1,000,000	999,980
HSBC Bank plc	0.66	6-9-2016	3,000,000	3,000,300
HSBC Bank plc ±	0.74	7-5-2016	2,000,000	1,999,860
HSBC Bank plc ±	0.76	8-1-2016	1,000,000	999,920
KBC Bank	0.30	3-1-2016	22,000,000	22,000,000
Lloyds Bank plc ±	0.81	7-7-2016	2,000,000	1,999,860
Mitsubishi Trust & Bank	0.68	4-6-2016	3,000,000	3,000,750
Mitsubishi Trust & Bank (z)	0.71	4-8-2016	3,000,000	2,997,755
Mizuho Bank Limited	0.52	3-3-2016	4,000,000	4,000,040
Mizuho Corporate Bank (z)	0.69	4-27-2016	2,000,000	1,997,819
Mizuho Corporate Bank (z)	0.69	4-29-2016	2,000,000	1,997,742
Mizuho Corporate Bank (z)	0.70	3-16-2016	2,000,000	1,999,418
Mizuho Corporate Bank (London) (z)	0.69	5-3-2016	3,000,000	2,996,384
NBAD Americas NV	0.31	3-1-2016	15,000,000	15,000,000
Nordea Bank AB ±	0.60	5-13-2016	4,000,000	3,999,600
Norinchukin Bank	0.59	5-2-2016	3,000,000	3,000,510
Oversea-Chinese Banking Corporation	0.60	4-20-2016	5,000,000	5,001,550
Royal Bank of Canada ±	0.60	3-18-2016	2,000,000	1,999,780
Skandinaviska Enskilda Banken AG	0.40	3-18-2016	4,000,000	4,000,120
Standard Chartered Bank ±	0.63	3-11-2016	2,000,000	1,999,880
Standard Chartered Bank	0.71	5-5-2016	2,000,000	2,000,660
Standard Chartered Bank	0.72	6-1-2016	2,000,000	2,000,520
Standard Chartered Bank	0.72	6-7-2016	2,000,000	2,000,440

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.82%	7-12-2016	$1,000,000	$999,920
State Street Bank & Trust Company ±	0.60	3-9-2016	2,000,000	1,999,920
State Street Bank & Trust Company ±	0.60	3-24-2016	2,000,000	1,999,980
State Street Bank & Trust Company ±	0.64	6-13-2016	1,000,000	999,940
State Street Bank & Trust Company ±	0.64	6-10-2016	2,000,000	1,999,900
State Street Bank & Trust Company ±	0.64	4-11-2016	3,000,000	2,999,700
Sumitomo Mitsui Banking Corporation	0.67	4-6-2016	2,000,000	2,000,500
Sumitomo Mitsui Banking Corporation	0.70	3-22-2016	2,000,000	2,000,380
Sumitomo Trust & Banking Corporation	0.54	3-7-2016	2,000,000	2,000,080
Sumitomo Trust & Banking Corporation	0.65	3-14-2016	2,000,000	2,000,220
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	5,000,000	5,001,250
Sumitomo Trust & Banking Corporation	0.68	4-7-2016	3,000,000	3,000,780
Sumitomo Trust & Banking Corporation	0.70	3-29-2016	3,000,000	3,000,690
Svenska Handelsbanken	0.58	4-4-2016	2,000,000	2,000,320
Swedbank	0.29	3-1-2016	16,000,000	16,000,000
Toronto-Dominion Bank ±	0.54	4-1-2016	2,000,000	1,999,660
Toronto-Dominion Bank ±	0.58	3-16-2016	4,000,000	3,999,600
Toronto-Dominion Bank ±	0.61	5-25-2016	3,000,000	2,999,760
Toronto-Dominion Bank ±	0.65	4-15-2016	2,000,000	1,999,120
Toronto-Dominion Bank ±	0.74	7-5-2016	2,000,000	2,000,700

Total Certificates of Deposit (Cost $287,991,524)				287,996,655

Commercial Paper: 48.83%
Albion Capital Corporation 144A(z)(p)	0.50	3-24-2016	1,000,000	999,740
Anglesea Funding LLC 144A(z)(p)	0.42	3-1-2016	3,000,000	2,999,970
Anglesea Funding LLC 144A±(p)	0.56	4-18-2016	2,000,000	1,999,820
Anglesea Funding LLC 144A±(p)	0.56	4-28-2016	2,000,000	1,999,700
Anglesea Funding LLC 144A±(p)	0.58	8-10-2016	2,000,000	1,999,820
Anglesea Funding LLC 144A±(p)	0.58	7-15-2016	1,000,000	999,920
Antalis S.A. 144A(z)	0.50	3-3-2016	4,000,000	3,999,880
Antalis S.A. 144A(z)	0.70	5-27-2016	1,000,000	998,550
ASB Finance Limited 144A±	0.65	5-27-2016	2,000,000	1,999,580
Atlantic Asset Securitization Corporation 144A±(p)	0.52	4-12-2016	4,000,000	3,999,560
Atlantic Asset Securitization Corporation 144A(p)	0.52	4-15-2016	4,000,000	3,999,400
Atlantic Asset Securitization Corporation 144A±(p)	0.53	4-27-2016	3,000,000	2,999,850
Australia & New Zealand Banking Group 144A±(p)	0.64	5-23-2016	2,000,000	1,999,680
Australia & New Zealand Banking Group 144A±(p)	0.76	4-18-2016	4,000,000	3,998,120
Banco de Credito e Inversiones 144A(z)	0.80	4-1-2016	3,000,000	2,998,920
Banco de Credito e Inversiones 144A(z)	0.80	4-27-2016	1,000,000	999,310
Bank of Nova Scotia 144A±	0.64	4-1-2016	4,000,000	3,999,080
Barton Capital Corporation 144A(z)	0.64	5-12-2016	1,000,000	999,050
Bedford Row Funding Corporation 144A±(p)	0.63	4-14-2016	5,000,000	4,999,660
Bedford Row Funding Corporation 144A±(p)	0.63	4-14-2016	2,000,000	1,999,740
Bedford Row Funding Corporation 144A±(p)	0.78	8-1-2016	2,000,000	1,999,840
Bedford Row Funding Corporation 144A±(p)	0.79	7-7-2016	1,000,000	999,930
Bedford Row Funding Corporation 144A±(p)	0.79	7-11-2016	2,000,000	1,999,860
Bennington Stark Capital Company LLC 144A(z)(p)	0.50	3-1-2016	3,000,000	2,999,970
Bennington Stark Capital Company LLC 144A(z)(p)	0.70	3-14-2016	4,000,000	3,999,320
Bennington Stark Capital Company LLC 144A±(p)	0.75	5-13-2016	2,000,000	1,998,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	3-28-2016	1,000,000	999,690

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.60%	5-25-2016	$1,000,000	$998,870
Caisse Centrale Desjardins du Quebec 144A±	0.60	4-22-2016	4,000,000	3,999,360
Caisse Des Depots et Consignations 144A(z)	0.40	3-4-2016	3,000,000	2,999,910
Caisse Des Depots et Consignations 144A(z)	0.57	5-9-2016	2,000,000	1,997,940
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	3,000,000	2,996,430
Caisse Des Depots et Consignations 144A(z)	0.59	5-17-2016	3,000,000	2,996,340
Caisse Des Depots et Consignations 144A(z)	0.59	5-20-2016	3,000,000	2,996,130
Caisse Des Depots et Consignations 144A(z)	0.60	5-19-2016	1,000,000	998,730
CDP Financial Incorporated 144A(z)	0.58	5-18-2016	1,000,000	999,052
Chesham Finance Limited 144A(z)(p)	0.40	3-1-2016	5,000,000	4,999,942
China International Marine Containers Group Limited (z)	0.85	3-2-2016	1,000,000	999,980
China Power International Development (z)	0.85	3-3-2016	1,000,000	999,970
China Shipping Container Lines (z)	0.85	3-1-2016	4,000,000	3,999,960
China Shipping Container Lines (z)	0.85	3-2-2016	2,000,000	1,999,960
China Shipping Container Lines (z)	0.85	3-4-2016	3,000,000	2,999,880
China Shipping Container Lines (z)	0.85	3-7-2016	2,000,000	1,999,860
Collateralized Commercial Paper Company LLC 144A±	0.69	4-22-2016	5,000,000	4,999,850
Collateralized Commercial Paper Company LLC ±	0.69	4-22-2016	5,000,000	4,999,850
Collateralized Commercial Paper Company LLC 144A±	0.73	6-8-2016	4,000,000	3,999,720
Commonwealth Bank of Australia	0.61	6-2-2016	2,000,000	1,999,900
Commonwealth Bank of Australia 144A±	0.61	4-5-2016	4,000,000	3,999,920
Commonwealth Bank of Australia 144A±	0.78	8-17-2016	1,000,000	999,910
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-1-2016	3,000,000	2,999,970
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-2-2016	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-4-2016	2,000,000	1,999,900
Concord Minutemen Capital Company 144A(z)(p)	0.51	4-5-2016	2,000,000	1,999,080
CPPIB Capital Incorporated 144A(z)	0.55	3-8-2016	1,000,000	999,930
CPPIB Capital Incorporated 144A±	0.71	6-10-2016	3,000,000	2,999,820
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	2,000,000	1,999,880
CPPIB Capital Incorporated 144A±	0.73	7-8-2016	3,000,000	2,999,790
Credit Suisse (New York) (z)	0.82	6-13-2016	3,000,000	2,994,060
Crown Point Capital Company LLC 144A±(p)	0.58	8-22-2016	2,000,000	1,999,580
Crown Point Capital Company LLC 144A±(p)	0.64	10-25-2016	3,000,000	2,999,610
DBS Bank Limited 144A(z)	0.45	3-18-2016	3,000,000	2,999,490
Erste Abwicklungsanstalt 144A±	0.59	4-13-2016	4,000,000	3,999,640
Erste Abwicklungsanstalt 144A±	0.59	4-19-2016	2,000,000	1,999,720
Florida Power & Light Company (z)	0.53	3-1-2016	4,000,000	3,999,960
Gotham Funding Corporation 144A(z)(p)	0.49	3-7-2016	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.49	3-24-2016	1,000,000	999,710
Gotham Funding Corporation 144A(z)(p)	0.49	3-28-2016	1,000,000	999,660
Halkin Finance LLC 144A(z)	0.44	3-1-2016	1,000,000	999,990
Halkin Finance LLC 144A(z)	0.44	3-2-2016	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.65	3-8-2016	5,000,000	4,999,500
Hannover Funding Company LLC 144A(z)(p)	0.65	3-9-2016	6,000,000	5,999,280
ING Funding LLC (z)	0.52	4-1-2016	5,000,000	4,997,700
Institutional Secured Funding LLC 144A(z)(p)	0.45	3-1-2016	4,000,000	3,999,954
Institutional Secured Funding LLC 144A(z)(p)	0.60	4-1-2016	1,000,000	999,604
Institutional Secured Funding LLC 144A(z)(p)	0.64	3-3-2016	1,000,000	999,970
Institutional Secured Funding LLC 144A(z)(p)	0.64	4-6-2016	1,000,000	999,528
Legacy Capital Company 144A(z)(p)	0.67	4-25-2016	1,000,000	999,220

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Lexington Parker Capital Corporation 144A(z)(p)	0.40%	3-1-2016	$1,000,000	$999,989
Lexington Parker Capital Corporation 144A(z)(p)	0.44	3-2-2016	1,000,000	999,980
Lexington Parker Capital Corporation 144A(z)(p)	0.44	3-9-2016	3,000,000	2,999,670
Lexington Parker Capital Corporation 144A(z)(p)	0.51	4-6-2016	1,000,000	999,530
Lexington Parker Capital Corporation 144A(z)(p)	0.61	5-4-2016	2,000,000	1,998,100
LMA Americas LLC 144A(z)	0.48	3-7-2016	1,000,000	999,920
LMA Americas LLC 144A(z)	0.50	3-2-2016	1,000,000	999,980
LMA Americas LLC 144A(z)	0.50	3-4-2016	2,000,000	1,999,900
LMA Americas LLC 144A(z)	0.63	4-4-2016	4,000,000	3,998,240
LMA Americas LLC 144A(z)	0.68	5-10-2016	1,000,000	998,930
Macquarie Bank Limited 144A(z)	0.50	3-1-2016	4,000,000	3,999,960
Macquarie Bank Limited 144A(z)	0.50	3-3-2016	4,000,000	3,999,880
Macquarie Bank Limited 144A(z)	0.60	3-4-2016	1,000,000	999,960
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	4,000,000	3,999,240
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	3-2-2016	1,000,000	999,980
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	3-22-2016	3,000,000	2,999,220
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	4-1-2016	3,000,000	2,998,813
Manhattan Asset Funding Company LLC 144A(z)(p)	0.55	3-15-2016	2,000,000	1,999,640
Matchpoint Finance plc 144A(z)(p)	0.65	3-1-2016	2,000,000	1,999,980
Matchpoint Finance plc 144A(z)(p)	0.66	5-24-2016	1,000,000	998,620
Matchpoint Finance plc 144A(z)(p)	0.66	5-25-2016	1,000,000	998,600
Mizuho Corporate Bank (z)	0.70	4-5-2016	1,000,000	999,530
Mizuho Corporate Bank (z)	0.70	4-7-2016	2,000,000	1,999,000
Mountcliff Funding LLC 144A(z)(p)	0.40	3-1-2016	3,000,000	2,999,966
Mountcliff Funding LLC 144A±(p)	0.63	3-24-2016	3,000,000	2,999,610
National Australia Bank Limited 144A(z)	0.65	3-18-2016	3,000,000	2,999,610
National Australia Bank Limited	0.76	8-4-2016	3,000,000	2,999,730
National Australia Bank Limited 144A±	0.76	6-17-2016	2,000,000	1,999,860
Nationwide Building Society 144A(z)	0.52	3-7-2016	4,000,000	3,999,720
Nationwide Building Society 144A(z)	0.53	3-30-2016	1,000,000	999,670
Nationwide Building Society 144A(z)	0.53	4-1-2016	2,000,000	1,999,280
Nationwide Building Society 144A(z)	0.53	4-4-2016	2,000,000	1,999,220
Nationwide Building Society 144A(z)	0.55	3-8-2016	1,000,000	999,920
Nationwide Building Society 144A(z)	0.57	3-9-2016	1,000,000	999,910
Nationwide Building Society 144A(z)	0.62	5-17-2016	1,000,000	999,000
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	2,000,000	1,998,520
Nederlandse Waterschapsbank 144A±	0.60	3-18-2016	5,000,000	4,999,450
Nederlandse Waterschapsbank 144A±	0.60	3-21-2016	4,000,000	3,999,480
Nieuw Amsterdam Receivable 144A(z)	0.67	6-1-2016	1,000,000	998,430
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	4,000,000	3,999,200
NRW Bank 144A(z)	0.43	3-10-2016	3,000,000	2,999,670
NV Bank Nederlandse Gemeenten 144A±	0.60	3-29-2016	5,000,000	4,999,250
Old Line Funding LLC 144A(z)(p)	0.56	3-8-2016	1,000,000	999,910
Ontario Teachers Finance Trust 144A(z)	0.50	3-7-2016	1,000,000	999,920
Ontario Teachers Finance Trust 144A(z)	0.66	3-21-2016	2,000,000	1,999,480
Ontario Teachers Finance Trust 144A(z)	0.68	4-5-2016	1,000,000	999,550
Ontario Teachers Finance Trust 144A(z)	0.69	5-2-2016	2,000,000	1,998,300
Ontario Teachers Finance Trust 144A(z)	0.70	5-6-2016	1,000,000	999,080
Ontario Teachers Finance Trust 144A(z)	0.70	5-27-2016	1,000,000	998,710
Ontario Teachers Finance Trust 144A(z)	0.70	6-7-2016	1,000,000	998,480

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Ontario Teachers Finance Trust 144A(z)	0.72%	5-13-2016	$2,000,000	$1,997,940
Ontario Teachers Finance Trust 144A(z)	0.72	6-2-2016	1,000,000	998,590
PSP Capital Incorporated 144A(z)	0.57	4-29-2016	1,000,000	999,330
Rabobank Nederland ±	0.75	7-11-2016	3,000,000	2,999,790
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-15-2016	8,000,000	7,998,560
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-21-2016	4,000,000	3,999,000
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-29-2016	2,000,000	1,999,300
Regency Markets No.1 LLC 144A(z)(p)	0.44	3-10-2016	3,000,000	2,999,640
Ridgefield Funding Company LLC 144A±(p)	0.57	6-30-2016	3,000,000	2,999,790
Ridgefield Funding Company LLC 144A(z)(p)	0.62	5-3-2016	2,000,000	1,998,140
Ridgefield Funding Company LLC 144A±(p)	0.64	7-7-2016	2,000,000	1,999,860
Ridgefield Funding Company LLC 144A(z)(p)	0.70	3-17-2016	1,000,000	999,800
Ridgefield Funding Company LLC 144A±(p)	0.78	7-7-2016	2,000,000	1,999,860
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.46	3-7-2016	1,000,000	999,930
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.46	3-16-2016	1,000,000	999,800
Shagang South Asia (z)	0.85	3-4-2016	1,000,000	999,950
Sheffield Receivables Corporation 144A(z)(p)	0.55	3-28-2016	2,000,000	1,999,320
Sinochem Capital Company Limited (z)	0.64	4-14-2016	2,000,000	1,999,060
Sinochem Capital Company Limited (z)	0.64	4-19-2016	1,000,000	999,460
Sinochem Capital Company Limited (z)	0.85	3-1-2016	5,000,000	4,999,950
Starbird Funding Corporation 144A(z)	0.55	3-7-2016	2,000,000	1,999,840
Starbird Funding Corporation 144A(z)	0.63	5-5-2016	1,000,000	999,030
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	1,000,000	999,070
Starbird Funding Corporation 144A(z)	0.66	6-1-2016	1,000,000	998,427
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	5,000,000	4,999,150
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	5,000,000	4,998,850
Suncorp Group Limited 144A(z)	0.45	3-16-2016	1,000,000	999,830
Suncorp Group Limited 144A(z)	0.50	3-3-2016	1,000,000	999,970
Suncorp Group Limited 144A(z)	0.75	5-9-2016	1,000,000	999,130
Suncorp Group Limited 144A(z)	0.75	5-26-2016	2,000,000	1,997,700
TCL Industries Holdings Limited (z)	0.85	3-7-2016	1,000,000	999,920
Thunder Bay Funding LLC 144A(z)(p)	0.56	3-8-2016	1,000,000	999,910
Toyota Credit Canada Incorporated (z)	0.58	3-23-2016	2,000,000	1,999,600
United Overseas Bank Limited 144A(z)	0.45	3-23-2016	2,000,000	1,999,540
United Overseas Bank Limited 144A(z)	0.58	4-26-2016	10,000,000	9,993,700
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	3,000,000	2,999,010
Versailles Commercial Paper LLC 144A±(p)	0.51	4-8-2016	2,000,000	1,999,780
Versailles Commercial Paper LLC 144A(z)(p)	0.56	3-31-2016	1,000,000	999,620
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-5-2016	4,000,000	3,996,120
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-6-2016	1,000,000	999,010
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-9-2016	1,000,000	998,950
Victory Receivables 144A(z)(p)	0.49	3-4-2016	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.49	3-14-2016	1,000,000	999,830
Victory Receivables 144A(z)(p)	0.49	3-16-2016	2,000,000	1,999,620
Victory Receivables 144A(z)(p)	0.49	3-18-2016	1,000,000	999,780
Victory Receivables 144A(z)(p)	0.49	3-23-2016	2,000,000	1,999,440
Victory Receivables 144A(z)(p)	0.49	3-29-2016	2,000,000	1,999,300
Westpac Banking Corporation 144A±	0.60	5-16-2016	4,000,000	3,999,520
Westpac Banking Corporation 144A±	0.61	6-13-2016	5,000,000	4,999,400

Total Commercial Paper (Cost $411,873,374)				411,882,205

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.29%

Health Care: 0.23%

Health Care Providers & Services: 0.23%
Keep Memory Alive ±§	0.38%	5-1-2037	$950,000	$950,000
Providence Health & Services ±§	0.45	10-1-2042	970,000	970,000

				1,920,000

Materials: 0.06%

Metals & Mining: 0.06%
SSAB AB Series A ±§	0.41	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $2,420,000)				2,420,000

Municipal Obligations: 9.99%

Colorado: 0.13%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.39	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.39	5-1-2052	240,000	240,000

				1,130,000

Connecticut: 1.68%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144Aø	0.45	4-15-2046	14,215,000	14,215,000

Florida: 0.11%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144Aø	0.45	12-1-2023	945,000	945,000

Illinois: 1.07%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144Aø	0.45	6-1-2033	9,000,000	9,000,000

Louisiana: 0.64%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	6-1-2045	5,420,000	5,420,000

Maryland: 0.12%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.40	9-1-2033	1,000,000	1,000,000

Minnesota: 0.11%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.40	10-1-2042	947,000	947,000

New Jersey: 0.59%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A±	0.42	6-28-2016	5,000,000	5,000,000

New York: 0.36%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.65	5-1-2048	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 0.24%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.40%	1-1-2047	$2,000,000	$2,000,000

Ohio: 0.11%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.39	9-1-2039	920,000	920,000

Oregon: 0.12%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.67	5-1-2035	1,000,000	1,000,000

Other: 4.47%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	12-1-2038	1,690,000	1,690,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.54	11-25-2017	9,000,000	9,000,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A±	0.54	12-27-2016	5,000,000	5,000,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.54	4-13-2018	22,000,000	22,000,000

				37,690,000

Pennsylvania: 0.12%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	0.64	7-1-2017	1,000,000	1,000,000

Wisconsin: 0.12%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC) ø	0.40	1-1-2042	990,000	990,000

Total Municipal Obligations (Cost $84,257,000)				84,257,000

Repurchase Agreements ^^: 6.72%
Bank of America Corporation, dated 2-29-2016, maturity value $45,644,703 (1)	0.32	3-1-2016	45,644,297	45,644,297
BNP Paribas, dated 2-29-2016, maturity value $3,000,026 (2)	0.31	3-1-2016	3,000,000	3,000,000
GX Clarke & Company, dated 2-29-2016, maturity value $8,000,084 (3)	0.38	3-1-2016	8,000,000	8,000,000

Total Repurchase Agreements (Cost $56,644,297)				56,644,297

Total investments in securities (Cost $843,186,195) *	99.97%	843,200,157
Other assets and liabilities, net	0.03	235,678

Total net assets	100.00%	$843,435,835

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^^	Collateralized by:

(1)	U.S. government securities, 3.50%, 5-1-2045 to 9-1-2045, fair value including accrued interest is $47,013,626.

(2)	U.S. government securities, 0.00% to 8.88%, 3-10-2016 to 2-15-2046, fair value including accrued interest is $3,060,000.

(3)	U.S. government securities, 1.50% to 10.50%, 7-20-2016 to 12-20-2045, fair value including accrued interest is $8,240,015.

*	Cost for federal income tax purposes is $843,186,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,804
Gross unrealized losses	(23,842)

Net unrealized gains	$13,962

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	115

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,207,989,482	$7,794,455,577	$843,200,157
In affiliated securities, at value (see cost below)	111,373,960	407,780,419	0

Total investments, at value (see cost below)	5,319,363,442	8,202,235,996	843,200,157
Cash	0	98,419	0
Segregated cash	0	4,787,679	0
Foreign currency, at value (see cost below)	2,722,832	20,174,106	0
Receivable for investments sold	62,831,901	68,290	133,000
Receivable for dividends and interest	35,168,347	15,307,225	184,276
Receivable for daily variation margin on open futures contracts	0	253,175	0
Receivable for securities lending income	1,036	428,649	0
Prepaid expenses and other assets	35,038	38,392	8,266

Total assets	5,420,122,596	8,243,391,931	843,525,699

Liabilities
Payable for investments purchased	73,619,276	0	0
Payable upon receipt of securities loaned	1,194,863	295,890,586	0
Payable for daily variation margin on open futures contracts	0	321,670	0
Advisory fee payable	660,436	891,516	67,284
Custodian and accounting fees payable	99,668	534,888	16,573
Accrued expenses and other liabilities	3,079	14,192	6,007

Total liabilities	75,577,322	297,652,852	89,864

Total net assets	$5,344,545,274	$7,945,739,079	$843,435,835

Investments in unaffiliated securities, at cost	$5,144,503,468	$6,690,029,415	$843,186,195

Investments in affiliated securities, at cost	$110,327,398	$397,797,259	$0

Total investments, at cost	$5,254,830,866	$7,087,826,674	$843,186,195

Securities on loan, at value	$1,170,065	$286,597,371	$0

Foreign currency, at cost	$2,724,084	$20,379,359	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 29, 2016

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$149,597,028	$34,167	$2,941,267
Income from affiliated securities	1,052,921	1,055,468	0
Securities lending income, net	45,076	5,481,389	0
Dividends**	0	186,126,202	0

Total investment income	150,695,025	192,697,226	2,941,267

Expenses
Advisory fee	9,042,368	12,512,402	981,371
Custody and accounting fees	446,032	1,957,780	90,500
Professional fees	67,689	74,519	45,647
Shareholder report expenses	11,912	32,438	4,610
Trustees’ fees and expenses	10,173	11,092	10,494
Other fees and expenses	36,664	161,155	19,451

Total expenses	9,614,838	14,749,386	1,152,073

Net investment income	141,080,187	177,947,840	1,789,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(72,805,711)	330,991,539	862
Affiliated securities	74,825	248,029	0
Futures transactions	0	(23,306,735)	0

Net realized gain (losses) on investments	(72,730,886)	307,932,833	862

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,104,602	(1,615,951,147)	12,131
Affiliated securities	(805,381)	(4,462,313)	0
Futures transactions	0	(8,154,291)	0

Net change in unrealized gains (losses) on investments	5,299,221	(1,628,567,751)	12,131

Net realized and unrealized gains (losses) on investments	(67,431,665)	(1,320,634,918)	12,993

Net increase (decrease) in net assets resulting from operations	$73,648,522	$(1,142,687,078)	$1,802,187

* Net of foreign interest withholding taxes in the amount of	$1,249,031	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$8,593,045	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$141,080,187	$141,774,065
Net realized losses on investments	(72,730,886)	(474,779)
Net change in unrealized gains (losses) on investments	5,299,221	(49,525,913)

Net increase in net assets resulting from operations	73,648,522	91,773,373

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,180,576,977	1,267,837,999
Withdrawals	(1,994,426,845)	(1,089,681,898)

Net increase (decrease) in net assets resulting from capital share transactions	(813,849,868)	178,156,101

Total increase (decrease) in net assets	(740,201,346)	269,929,474

Net assets
Beginning of period	6,084,746,620	5,814,817,146

End of period	$5,344,545,274	$6,084,746,620

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$177,947,840	$174,927,892
Net realized gains on investments	307,932,833	328,329,174
Net change in unrealized gains (losses) on investments	(1,628,567,751)	331,653,688

Net increase (decrease) in net assets resulting from operations	(1,142,687,078)	834,910,754

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,596,369,458	1,110,756,255
Withdrawals	(2,186,652,936)	(1,789,089,600)

Net decrease in net assets resulting from capital share transactions	(590,283,478)	(678,333,345)

Total increase (decrease) in net assets	(1,732,970,556)	156,577,409

Net assets
Beginning of period	9,678,709,635	9,522,132,226

End of period	$7,945,739,079	$9,678,709,635

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Short-Term Investment Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$1,789,194	$523,274
Net realized gains on investments	862	4,363
Net change in unrealized gains (losses) on investments	12,131	(8,658)

Net increase in net assets resulting from operations	1,802,187	518,979

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	410,642,819	368,626,024
Withdrawals	(460,272,218)	(160,133,314)

Net increase (decrease) in net assets resulting from capital share transactions	(49,629,399)	208,492,710

Total increase (decrease) in net assets	(47,827,212)	209,011,689

Net assets
Beginning of period	891,263,047	682,251,358

End of period	$843,435,835	$891,263,047

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%

Diversified Stock Portfolio
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%

Short-Term Investment Portfolio
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.10%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant

122	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	123

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 29, 2016:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,401,858,918	$0	$1,401,858,918

Corporate bonds and notes	0	1,097,286,865	0	1,097,286,865

Foreign government bonds	0	1,303,913,307	0	1,303,913,307

U.S. Treasury securities	1,222,723,773	0	0	1,222,723,773

Yankee corporate bonds and notes	0	201,090,395	0	201,090,395

Yankee government bonds	0	2,026,758	0	2,026,758

Short-term investments
Investment companies	89,268,563	0	0	89,268,563
Investments measured at net asset value*				1,194,863
Total assets	$1,311,992,336	$4,006,176,243	$0	$5,319,363,442

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,194,863 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	125

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$839,587,971	$274,449,323	$936	$1,114,038,230
Consumer staples	394,799,545	204,215,462	0	599,015,007
Energy	271,949,801	116,848,844	5	388,798,650
Financials	1,121,136,604	583,565,559	0	1,704,702,163
Health care	650,268,555	191,276,866	0	841,545,421
Industrials	586,556,772	280,829,429	0	867,386,201
Information technology	1,088,076,325	233,588,901	0	1,321,665,226
Materials	235,147,463	141,877,871	0	377,025,334
Telecommunication services	100,761,143	122,469,945	0	223,231,088
Utilities	283,833,272	71,959,327	0	355,792,599

Preferred stocks
Consumer discretionary	974,055	3,142,729	0	4,116,784
Consumer staples	0	1,785,280	0	1,785,280
Energy	3,217,755	0	0	3,217,755
Financials	11,848,149	0	0	11,848,149
Health care	0	553,135	0	553,135
Information technology	0	2,891,876	0	2,891,876
Materials	1,179,541	613,419	0	1,792,960
Telecommunication services	1,247,651	0	0	1,247,651
Utilities	0	32,023	0	32,023

Rights
Financials	0	3,495	0	3,495
Health care	0	0	0	0
Industrials	0	118,783	0	118,783
Utilities	0	7	0	7

Warrants
Consumer discretionary	0	94,677	0	94,677
Energy	0	899	0	899
Industrials	0	237	0	237

Short-term investments
Investment companies	85,441,780	0	0	85,441,780

Investments measured at net asset value*				295,890,586
	5,676,026,382	2,230,318,087	941	8,202,235,996

Futures contracts	253,175	0	0	253,175
Total assets	$5,676,279,557	$2,230,318,087	$941	$8,202,489,171
Liabilities

Futures contracts	$321,670	$0	$0	$321,670
Total liabilities	$321,670	$0	$0	$321,670

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $295,890,586 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$287,996,655	$0	$287,996,655

Commercial paper	0	411,882,205	0	411,882,205

Corporate bonds and notes	0	2,420,000	0	2,420,000

Municipal obligations	0	84,257,000	0	84,257,000

Repurchase agreements	0	56,644,297	0	56,644,297
Total assets	$0	$843,200,157	$0	$843,200,157

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Diversified Stock Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, fair value pricing was used in pricing certain foreign securities in the Diversified Stock Portfolio and securities valued at $2,134,199,447 were transferred from Level 1 to Level 2 within the fair value hierarchy. Transfers in/out of Level 3 within the fair value hierarchy did not represent, in the aggregate, a material amount of the Diversified Stock Portfolio’s net assets measured as of the end of the period. At February 29, 2016, Diversified Fixed Income and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 29, 2016, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 29, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$1,724,277,050	$559,739,901	$1,842,852,054	$893,990,682
Diversified Stock Portfolio	0	2,175,016,222	0	2,288,400,118

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	127

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	572,284	82,800	91,400	563,684	$26,448,053	$843,256	$248,029

7. DERIVATIVE TRANSACTIONS

During the year ended February 29, 2016, Diversified Stock Portfolio used uninvested cash to enter into future contracts to gain market exposure.

At February 29, 2016, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-18-2016	UBS	82 Long	MSCI EAFE Index	$6,334,500	$(236,835)
3-18-2016	UBS	779 Long	MSCI Emerging Markets Index	28,904,795	(847,715)
3-18-2016	UBS	289 Long	Russell 2000 Index	29,816,130	26,140
3-18-2016	UBS	174 Long	S&P 500 E-Mini Index	16,786,650	(15,225)
3-18-2016	UBS	105 Long	S&P Midcap 400 Index	13,993,350	198,470

Diversified Stock Portfolio had an average notional amount of $164,528,766 in long futures contracts during the year ended February 29, 2016. As of February 29, 2016, Diversified Stock Portfolio had segregated $4,787,679 as cash collateral for open futures contracts.

The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gain (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Diversified Stock Portfolio	Futures – variation margin	UBS	$253,175	$(253,175)	$0	$0

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$321,670	$(253,175)	$(68,495)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Dow Jones Target Date Funds	129

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio), of the Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (formerly known as the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio), three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of
February 29, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 29, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 27, 2016

130	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 29, 2016:

Dividends-received deduction
Target Today Fund	18.64%
Target 2010 Fund	14.60
Target 2015 Fund	21.14
Target 2020 Fund	29.85
Target 2025 Fund	37.17
Target 2030 Fund	46.23
Target 2035 Fund	52.02
Target 2040 Fund	55.29
Target 2045 Fund	57.60
Target 2050 Fund	56.28
Target 2055 Fund	57.17
Target 2060 Fund	90.62

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 29, 2016:

Long-term capital gain distributions
Target Today Fund	$10,068,892
Target 2010 Fund	18,082,757
Target 2015 Fund	11,919,435
Target 2020 Fund	56,019,570
Target 2025 Fund	53,022,030
Target 2030 Fund	68,744,170
Target 2035 Fund	35,298,474
Target 2040 Fund	57,375,652
Target 2045 Fund	20,102,168
Target 2050 Fund	35,764,888
Target 2055 Fund	396,883

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	131

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 29, 2016 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,788,128
Target 2010 Fund	1,643,818
Target 2015 Fund	3,515,865
Target 2020 Fund	15,438,071
Target 2025 Fund	18,790,221
Target 2030 Fund	30,100,562
Target 2035 Fund	17,364,626
Target 2040 Fund	29,789,531
Target 2045 Fund	11,704,170
Target 2050 Fund	21,683,594
Target 2055 Fund	2,658,963
Target 2060 Fund	5,667

For the fiscal year ended February 29, 2016, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$4,429,690
Target 2010 Fund	3,762,081
Target 2015 Fund	7,612,372
Target 2020 Fund	20,570,061
Target 2025 Fund	16,184,306
Target 2030 Fund	14,478,487
Target 2035 Fund	4,735,327
Target 2040 Fund	4,412,460
Target 2045 Fund	980,605
Target 2050 Fund	1,426,460
Target 2055 Fund	183,922
Target 2060 Fund	474

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 29, 2016, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$1,076,685
Target 2010 Fund	2,822,508
Target 2015 Fund	994,540
Target 2020 Fund	4,356,524
Target 2025 Fund	2,690,362
Target 2030 Fund	3,325,247
Target 2035 Fund	1,424,903
Target 2040 Fund	2,179,100
Target 2045 Fund	751,403
Target 2050 Fund	1,308,327
Target 2055 Fund	33,264

For the fiscal year ended February 29, 2016 ordinary income distributed was derived from interest on U.S. government securities.

U.S. Government income
Target Today Fund	16.64%
Target 2010 Fund	11.64
Target 2015 Fund	19.06
Target 2020 Fund	16.40
Target 2025 Fund	13.06
Target 2030 Fund	9.09
Target 2035 Fund	5.71
Target 2040 Fund	3.24
Target 2045 Fund	1.82
Target 2050 Fund	1.37
Target 2055 Fund	1.46
Target 2060 Fund	1.77

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant. managerial accountant.	Asset Allocation Trust

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	135

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241404 04-16 AOUTLD/AR003 02-16

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 29, 2016	Fiscal year ended February 28, 2015
Audit fees	$160,579	$144,340
Audit-related fees	—	—

Tax fees (1)	18,290	15,510
All other fees	—	—

	$178,869	$159,850

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Short-Term Investment Portfolio is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 26.23%
FFCB	1.10%	6-1-2018	$3,000,000	$3,005,874
FFCB	3.50	12-20-2023	400,000	450,008
FHLB	0.88	5-24-2017	1,000,000	1,001,140
FHLB	1.75	2-26-2021	750,000	749,192
FHLB	2.50	8-1-2027	128,864	132,836
FHLB	2.50	12-1-2027	68,395	70,504
FHLB	2.50	6-1-2028	85,138	87,665
FHLB	2.50	8-1-2028	802,533	826,328
FHLB	2.50	9-1-2028	3,576,718	3,682,705
FHLB	2.50	9-1-2028	369,341	380,292
FHLB	2.50	9-1-2028	2,468,372	2,541,532
FHLB	2.50	10-1-2028	782,168	805,362
FHLB	2.50	10-1-2028	126,503	130,253
FHLB	2.50	11-1-2028	2,290,051	2,357,912
FHLB	2.50	11-1-2028	674,450	693,613
FHLB	3.00	10-1-2042	8,041,245	8,244,567
FHLB	3.00	10-1-2042	641,088	657,293
FHLB	3.00	11-1-2042	4,044,557	4,146,823
FHLB	3.00	11-1-2042	394,613	406,224
FHLB	3.00	11-1-2042	211,999	217,354
FHLB	3.00	12-1-2042	205,804	210,997
FHLB	3.00	12-1-2042	100,560	103,103
FHLB	3.00	1-1-2043	7,665,900	7,859,849
FHLB	3.00	1-1-2043	155,387	159,310
FHLB	3.00	3-1-2043	81,406	83,451
FHLB	3.00	4-1-2043	7,763,771	7,953,827
FHLB	3.00	4-1-2043	657,599	674,167
FHLB	3.00	5-1-2043	122,596	125,671
FHLB	3.00	6-1-2043	320,730	328,730
FHLB	3.00	7-1-2043	167,725	171,907
FHLB	3.00	7-1-2043	603,042	618,297
FHLB	3.00	7-1-2043	2,202,332	2,257,370
FHLB	3.00	7-1-2043	161,119	165,143
FHLB	3.00	8-1-2043	81,786	83,830
FHLB	3.00	8-1-2043	25,036	25,658
FHLB	3.00	8-1-2043	623,570	639,141
FHLB	3.00	8-1-2043	1,903,102	1,950,858
FHLB	3.00	8-1-2043	322,776	332,746
FHLB	3.00	8-1-2043	139,664	143,140
FHLB	3.00	8-1-2043	169,928	174,122
FHLB	3.00	8-1-2043	81,800	83,781
FHLB	3.00	9-1-2043	271,930	278,655
FHLB	3.00	9-1-2043	289,568	296,789
FHLB	3.00	10-1-2043	174,710	179,049
FHLB	3.00	10-1-2043	241,776	247,819
FHLB	3.00	11-1-2043	76,210	78,097
FHLB	3.50	8-1-2020	142,137	149,987
FHLB	3.50	9-1-2020	31,827	33,584
FHLB	3.50	10-1-2020	177,003	186,778
FHLB	3.50	11-1-2020	352,917	372,408

2	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.50%	11-1-2020	$205,008	$216,329
FHLB	3.50	11-1-2020	253,773	267,788
FHLB	3.50	12-1-2020	197,090	207,975
FHLB	3.50	1-1-2021	11,277	11,900
FHLB	3.50	4-1-2021	10,639	11,226
FHLB	3.50	4-1-2021	216,865	228,842
FHLB	3.50	12-1-2025	3,651,370	3,895,316
FHLB	3.50	1-1-2029	4,951,289	5,226,148
FHLB	3.50	12-1-2042	2,526,160	2,645,604
FHLB	4.00	6-1-2024	17,654	18,659
FHLB	4.00	7-1-2025	330,586	351,883
FHLB	4.00	4-1-2026	1,692,912	1,802,028
FHLB	4.00	11-1-2040	2,961,537	3,171,981
FHLB	4.00	1-1-2041	5,634,880	6,024,920
FHLB	4.00	2-1-2041	2,670,997	2,872,934
FHLB	4.00	4-1-2041	4,234,980	4,573,445
FHLB	4.50	2-1-2024	50,963	54,746
FHLB	4.50	5-1-2024	51,772	55,207
FHLB	4.50	9-1-2024	19,388	20,785
FHLB	4.50	9-1-2024	39,482	41,285
FHLB	4.50	12-1-2024	74,054	79,374
FHLB	4.50	3-1-2039	422,986	459,440
FHLB	4.50	3-1-2039	53,131	57,615
FHLB	4.50	5-1-2039	95,785	103,976
FHLB	4.50	10-1-2039	97,207	105,756
FHLB	4.50	10-1-2039	76,332	82,987
FHLB	4.50	9-1-2040	84,143	91,609
FHLB	4.50	1-1-2041	153,763	167,424
FHLB	4.50	2-1-2041	692,804	752,837
FHLB	4.50	4-1-2041	1,978,332	2,151,664
FHLB	4.88	9-8-2017	1,000,000	1,060,581
FHLB	5.00	11-17-2017	4,000,000	4,280,160
FHLB	5.00	12-1-2034	4,559	5,013
FHLB	5.00	8-1-2035	364,710	403,770
FHLB	5.00	11-1-2035	318,328	352,248
FHLB	5.00	12-1-2035	2,328	2,560
FHLB	5.00	1-1-2036	24,935	27,411
FHLB	5.00	6-1-2036	403,673	447,244
FHLB	5.00	3-1-2037	3,899	4,302
FHLB	5.00	7-1-2037	8,291	9,156
FHLB	5.00	3-1-2038	330,535	364,197
FHLB	5.00	5-1-2038	17,871	19,666
FHLB	5.00	6-1-2038	4,855	5,338
FHLB	5.00	9-1-2038	339,704	373,742
FHLB	5.00	5-1-2039	20,909	23,191
FHLB	5.00	1-1-2040	1,195,510	1,322,559
FHLB	5.38	9-30-2022	1,350,000	1,653,521
FHLB	5.50	12-1-2035	568,138	638,222
FHLB	5.50	7-15-2036	600,000	829,565
FHLB	5.50	12-1-2036	232,076	257,876

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.50%	3-1-2037	$55,474	$61,901
FHLB	5.50	7-1-2037	1,084,968	1,215,419
FHLB	5.50	10-1-2037	3,004	3,357
FHLB	5.50	3-1-2038	20,156	22,529
FHLB	5.50	5-1-2038	174,068	195,310
FHLB	5.50	6-1-2038	54,000	60,370
FHLB	5.50	8-1-2038	56,283	63,037
FHLB	5.50	10-1-2038	5,551	6,184
FHLB	5.50	11-1-2038	123,276	139,367
FHLB	6.00	1-1-2032	20,181	22,844
FHLB	6.00	4-1-2033	22,865	26,342
FHLB	6.00	7-1-2036	27,505	31,548
FHLB	6.00	9-1-2036	160,861	183,559
FHLB	6.00	11-1-2036	212,425	242,896
FHLB	6.00	11-1-2036	15,235	17,327
FHLB	6.00	5-1-2037	109,417	124,338
FHLB	6.00	6-1-2037	83,531	95,074
FHLB	6.00	8-1-2037	173,349	196,936
FHLB	6.00	9-1-2037	1,747	1,989
FHLB	6.00	9-1-2037	63,770	72,574
FHLB	6.00	10-1-2037	13,969	15,887
FHLB	6.00	10-1-2037	10,019	11,340
FHLB	6.00	11-1-2037	38,924	44,302
FHLB	6.00	11-1-2037	52,468	59,762
FHLB	6.00	12-1-2037	31,633	36,172
FHLB	6.00	12-1-2037	25,578	28,938
FHLB	6.00	12-1-2037	97,068	110,343
FHLB	6.00	6-1-2038	66,721	76,011
FHLB	6.00	7-1-2038	32,289	36,563
FHLB	6.00	12-1-2039	52,316	59,478
FHLB	6.00	5-1-2040	929,193	1,053,758
FHLMC	0.75	1-12-2018	2,000,000	1,996,150
FHLMC	0.88	3-7-2018	2,000,000	1,999,226
FHLMC	1.00	9-27-2017	250,000	250,626
FHLMC	1.00	9-29-2017	2,000,000	2,003,938
FHLMC	1.25	8-1-2019	2,000,000	2,010,058
FHLMC	1.25	10-2-2019	3,800,000	3,810,689
FHLMC	2.00	7-30-2019	100,000	102,801
FHLMC	2.38	1-13-2022	3,580,000	3,747,845
FHLMC	2.50	10-1-2029	7,200,163	7,404,488
FHLMC	2.50	1-1-2031	2,387,519	2,451,083
FHLMC	3.00	9-1-2021	513,981	536,892
FHLMC	3.00	4-1-2022	440,496	460,131
FHLMC	3.00	9-1-2026	105,695	110,744
FHLMC	3.00	10-1-2026	2,237,292	2,344,304
FHLMC	3.00	11-1-2026	226,561	237,395
FHLMC	3.00	11-1-2026	36,596	38,345
FHLMC	3.00	11-1-2026	607,772	636,828
FHLMC	3.00	12-1-2026	4,467,212	4,680,797
FHLMC	3.00	12-1-2026	16,060	16,828

4	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.00%	12-1-2026	$1,218,831	$1,277,104
FHLMC	3.00	1-1-2027	2,181,287	2,285,584
FHLMC	3.00	3-1-2027	517,312	542,071
FHLMC	3.00	8-1-2027	1,482,920	1,553,813
FHLMC	3.00	4-1-2028	55,760	58,429
FHLMC	3.00	7-1-2029	5,345,089	5,587,684
FHLMC	3.00	9-1-2029	7,910,469	8,269,598
FHLMC	3.00	3-1-2043	4,815,368	4,936,932
FHLMC	3.00	8-1-2045	12,220,330	12,516,380
FHLMC	3.50	10-1-2020	580,233	612,277
FHLMC	3.50	1-1-2021	806,361	850,893
FHLMC	3.50	11-1-2021	156,217	164,845
FHLMC	3.50	5-1-2023	260,966	275,843
FHLMC	3.50	11-1-2023	433,252	458,293
FHLMC	3.50	1-1-2024	433,647	458,689
FHLMC	3.50	2-1-2026	191,822	202,877
FHLMC	3.50	4-1-2026	662,331	700,397
FHLMC	3.50	1-1-2030	437,810	462,864
FHLMC	3.50	1-1-2030	319,499	337,734
FHLMC	3.50	2-1-2042	11,168,449	11,698,182
FHLMC	3.50	10-1-2042	3,151,265	3,307,239
FHLMC	3.50	10-1-2042	601,729	630,207
FHLMC	3.50	10-1-2042	5,652,650	5,920,180
FHLMC	3.50	7-1-2043	4,698,577	4,919,206
FHLMC	3.50	8-1-2043	7,421,111	7,769,211
FHLMC	3.50	1-1-2044	3,860,895	4,041,684
FHLMC	3.50	6-1-2044	3,755,166	3,931,005
FHLMC	3.50	10-1-2044	10,271,282	10,752,243
FHLMC	3.50	11-1-2044	8,162,001	8,544,193
FHLMC	3.50	7-1-2045	6,786,889	7,134,748
FHLMC	3.50	10-1-2045	9,039,630	9,462,918
FHLMC	3.50	1-1-2046	6,208,819	6,499,552
FHLMC %%	3.50	3-14-2046	3,000,000	3,136,992
FHLMC	3.75	3-27-2019	2,900,000	3,135,550
FHLMC	4.00	5-1-2023	38,081	39,935
FHLMC	4.00	2-1-2024	84,963	89,112
FHLMC	4.00	5-1-2024	49,775	52,700
FHLMC	4.00	5-1-2024	84,076	88,953
FHLMC	4.00	8-1-2024	129,677	137,311
FHLMC	4.00	1-1-2025	188,763	199,864
FHLMC	4.00	2-1-2025	192,680	205,127
FHLMC	4.00	3-1-2025	1,268,203	1,342,749
FHLMC	4.00	5-1-2025	569,017	598,374
FHLMC	4.00	6-1-2025	425,952	453,466
FHLMC	4.00	6-1-2025	108,770	115,791
FHLMC	4.00	7-1-2025	12,866	13,694
FHLMC	4.00	8-1-2025	83,526	88,926
FHLMC	4.00	10-1-2025	29,723	31,598
FHLMC	4.00	3-1-2026	264,952	282,048
FHLMC	4.00	4-1-2026	388,254	413,237

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	5-1-2026	$303,230	$322,876
FHLMC	4.00	5-1-2029	229,647	246,443
FHLMC	4.00	9-1-2031	92,817	99,002
FHLMC	4.00	10-1-2033	6,675	7,120
FHLMC	4.00	8-1-2036	6,351	6,774
FHLMC	4.00	4-1-2039	470,916	511,071
FHLMC	4.00	5-1-2039	171,634	183,245
FHLMC	4.00	6-1-2039	172,961	184,637
FHLMC	4.00	2-1-2040	307,567	328,813
FHLMC	4.00	9-1-2040	1,239,109	1,324,656
FHLMC	4.00	10-1-2040	1,321,550	1,427,018
FHLMC	4.00	10-1-2040	388,426	415,311
FHLMC	4.00	10-1-2040	859,839	919,357
FHLMC	4.00	11-1-2040	181,792	194,375
FHLMC	4.00	12-1-2040	4,106,787	4,390,867
FHLMC	4.00	12-1-2040	84,849	90,722
FHLMC	4.00	4-1-2041	21,645	23,144
FHLMC	4.00	6-1-2041	358,092	382,902
FHLMC	4.00	6-1-2041	8,757	9,363
FHLMC	4.00	10-1-2041	36,030	38,510
FHLMC	4.00	10-1-2041	200,228	213,570
FHLMC	4.00	11-1-2041	249,099	266,187
FHLMC	4.00	11-1-2041	55,866	59,698
FHLMC	4.00	11-1-2041	23,954	25,570
FHLMC	4.00	11-1-2041	17,408	18,614
FHLMC	4.00	11-1-2041	304,205	325,096
FHLMC	4.00	12-1-2041	7,343,490	7,847,784
FHLMC	4.00	1-1-2042	2,128,350	2,274,512
FHLMC	4.00	1-1-2042	86,788	92,571
FHLMC	4.00	2-1-2042	38,725	41,401
FHLMC	4.00	4-1-2042	7,701,798	8,265,514
FHLMC	4.00	5-1-2044	7,796,880	8,334,084
FHLMC	4.00	5-1-2044	5,431,750	5,794,490
FHLMC	4.50	4-1-2018	17,053	17,627
FHLMC	4.50	8-1-2018	273,901	283,110
FHLMC	4.50	10-1-2018	55,330	57,191
FHLMC	4.50	4-1-2024	68,722	72,899
FHLMC	4.50	8-1-2024	408,648	439,245
FHLMC	4.50	11-1-2024	123,913	129,196
FHLMC	4.50	2-1-2025	421,092	449,255
FHLMC	4.50	8-1-2035	33,415	36,340
FHLMC	4.50	9-1-2035	50,158	54,421
FHLMC	4.50	1-1-2037	88,039	95,659
FHLMC	4.50	10-1-2038	231,488	251,301
FHLMC	4.50	2-1-2039	25,412	27,606
FHLMC	4.50	5-1-2039	43,843	47,653
FHLMC	4.50	6-1-2039	1,641,163	1,784,234
FHLMC	4.50	9-1-2039	1,099,543	1,195,398
FHLMC	4.50	10-1-2039	223,847	243,303
FHLMC	4.50	10-1-2039	204,178	222,004

6	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	1-1-2040	$1,929,720	$2,126,994
FHLMC	4.50	2-1-2040	5,587,645	6,122,841
FHLMC	4.50	3-1-2040	2,638,149	2,931,335
FHLMC	4.50	8-1-2040	1,015,164	1,105,240
FHLMC	4.50	9-1-2040	2,342,899	2,583,170
FHLMC	4.50	9-1-2040	222,846	242,621
FHLMC	4.50	2-1-2041	62,806	68,389
FHLMC	4.50	4-1-2041	2,812,739	3,062,780
FHLMC	4.50	7-1-2041	5,637,920	6,139,133
FHLMC	4.50	7-1-2041	145,149	158,052
FHLMC	4.50	10-1-2041	943,799	1,027,075
FHLMC	4.88	6-13-2018	1,700,000	1,851,292
FHLMC	5.00	7-1-2022	280	289
FHLMC	5.00	6-1-2023	21,007	22,626
FHLMC	5.00	6-1-2023	2,722	2,814
FHLMC	5.00	6-1-2023	7,938	8,562
FHLMC	5.00	10-1-2023	2,270	2,347
FHLMC	5.00	8-1-2033	1,145,136	1,278,025
FHLMC	5.00	11-1-2033	94,829	104,630
FHLMC	5.00	3-1-2034	83,491	92,374
FHLMC	5.00	7-1-2035	387,706	428,775
FHLMC	5.00	8-1-2035	118,403	130,210
FHLMC	5.00	9-1-2035	714,670	804,532
FHLMC	5.00	4-1-2036	46,372	51,469
FHLMC	5.00	12-1-2036	28,879	31,784
FHLMC	5.00	2-1-2037	46,418	51,270
FHLMC	5.00	3-1-2039	303,445	338,753
FHLMC	5.00	8-1-2039	696,025	772,805
FHLMC	5.00	8-1-2039	3,628,481	4,009,371
FHLMC	5.00	9-1-2039	979,419	1,082,672
FHLMC	5.00	12-1-2039	1,573,526	1,757,704
FHLMC	5.00	6-1-2040	3,805,068	4,225,767
FHLMC	5.00	6-1-2040	3,062,676	3,386,937
FHLMC	5.13	11-17-2017	1,000,000	1,072,121
FHLMC	5.50	12-1-2016	2,709	2,736
FHLMC	5.50	8-1-2017	379	387
FHLMC	5.50	8-23-2017	3,000,000	3,205,923
FHLMC	5.50	9-1-2017	6,815	6,985
FHLMC	5.50	10-1-2017	464	477
FHLMC	5.50	11-1-2017	7,355	7,562
FHLMC	5.50	11-1-2017	2,572	2,584
FHLMC	5.50	12-1-2017	204,130	208,776
FHLMC	5.50	3-1-2018	6,487	6,582
FHLMC	5.50	2-1-2019	63,472	64,565
FHLMC	5.50	12-1-2033	107,144	119,122
FHLMC	5.50	12-1-2034	161,527	182,473
FHLMC	5.50	1-1-2035	487,022	541,465
FHLMC	5.50	6-1-2035	360,001	402,833
FHLMC	5.50	1-1-2036	76,182	85,488
FHLMC	5.50	1-1-2036	32,389	36,317

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	2-1-2036	$95,864	$107,836
FHLMC	5.50	12-1-2036	101,837	113,938
FHLMC	5.50	2-1-2037	108,166	120,770
FHLMC	5.50	3-1-2037	94,740	105,577
FHLMC	5.50	4-1-2037	25,925	29,089
FHLMC	5.50	1-1-2038	260,636	291,847
FHLMC	5.50	2-1-2038	395,406	442,081
FHLMC	5.50	4-1-2038	334,798	376,561
FHLMC	5.50	5-1-2038	1,123,671	1,260,003
FHLMC	5.50	5-1-2038	279,024	313,833
FHLMC	5.50	5-1-2038	44,384	49,327
FHLMC	5.50	5-1-2038	763,620	856,807
FHLMC	5.50	6-1-2038	7,429	8,291
FHLMC	5.50	7-1-2038	155,867	174,694
FHLMC	5.50	7-1-2038	196,039	219,781
FHLMC	5.50	8-1-2038	263,677	295,385
FHLMC	5.50	8-1-2038	55,094	61,675
FHLMC	5.50	9-1-2038	37,979	42,330
FHLMC	5.50	9-1-2038	75,239	83,756
FHLMC	5.50	1-1-2039	133,160	149,311
FHLMC	5.50	8-1-2039	538,610	606,206
FHLMC	5.50	11-1-2039	1,188,694	1,323,865
FHLMC	5.50	3-1-2040	2,116,251	2,361,770
FHLMC	5.50	4-1-2040	1,676,473	1,874,178
FHLMC	6.00	9-1-2023	63,704	71,355
FHLMC	6.00	11-1-2033	377,964	434,709
FHLMC	6.00	7-1-2034	242,252	278,760
FHLMC	6.00	1-1-2036	35,872	41,260
FHLMC	6.00	2-1-2036	302,771	348,211
FHLMC	6.00	11-1-2036	63,905	72,531
FHLMC	6.00	12-1-2036	26,498	30,330
FHLMC	6.00	2-1-2037	2,293	2,615
FHLMC	6.00	3-1-2037	15,543	17,575
FHLMC	6.00	3-1-2037	108,769	123,253
FHLMC	6.00	4-1-2037	1,465	1,667
FHLMC	6.00	8-1-2037	28,264	32,166
FHLMC	6.00	8-1-2037	42,877	48,892
FHLMC	6.00	8-1-2037	66,135	75,265
FHLMC	6.00	8-1-2037	14,686	16,715
FHLMC	6.00	8-1-2037	135,681	154,828
FHLMC	6.00	9-1-2037	5,908	6,724
FHLMC	6.00	9-1-2037	22,759	25,858
FHLMC	6.00	10-1-2037	28,670	32,680
FHLMC	6.00	10-1-2037	21,701	24,643
FHLMC	6.00	10-1-2037	402,577	457,863
FHLMC	6.00	11-1-2037	16,527	18,794
FHLMC	6.00	12-1-2037	55,924	63,560
FHLMC	6.00	12-1-2037	292,531	332,510
FHLMC	6.00	1-1-2038	20,390	23,104
FHLMC	6.00	2-1-2038	14,080	16,019

8	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	2-1-2038	$51,503	$58,543
FHLMC	6.00	5-1-2038	41,987	47,901
FHLMC	6.00	6-1-2038	22,380	25,475
FHLMC	6.00	6-1-2038	24,518	27,868
FHLMC	6.00	6-1-2038	29,239	33,106
FHLMC	6.00	7-1-2038	60,155	68,377
FHLMC	6.00	7-1-2038	273,166	308,992
FHLMC	6.00	8-1-2038	78,456	89,193
FHLMC	6.00	8-1-2038	33,278	37,639
FHLMC	6.00	9-1-2038	36,440	41,370
FHLMC	6.00	9-1-2038	65,405	74,329
FHLMC	6.00	9-1-2038	20,353	23,014
FHLMC	6.00	10-1-2038	30,054	34,170
FHLMC	6.00	11-1-2038	35,884	40,777
FHLMC	6.00	12-1-2038	1,058	1,201
FHLMC	6.00	3-1-2039	19,180	21,775
FHLMC	6.00	6-1-2039	2,590	2,945
FHLMC	6.25	7-15-2032	900,000	1,320,433
FHLMC	6.50	10-1-2037	61,802	74,136
FHLMC	6.50	12-1-2037	83,183	94,811
FHLMC	6.50	3-1-2038	28,127	32,059
FHLMC	6.50	3-1-2038	73,592	84,306
FHLMC	6.50	1-1-2039	23,481	28,425
FHLMC	6.50	4-1-2039	198,800	239,483
FHLMC	6.50	4-1-2039	179,025	221,253
FHLMC	6.75	3-15-2031	1,000,000	1,505,473
FICO	9.65	11-2-2018	500,000	612,129
FNMA	5.00	12-1-2035	5,476	6,076
FNMA ¤	0.00	6-1-2017	300,000	296,961
FNMA ¤	0.00	10-9-2019	200,000	188,866
FNMA	0.75	4-20-2017	2,000,000	2,000,474
FNMA	0.88	10-26-2017	5,250,000	5,253,906
FNMA	0.88	12-20-2017	2,000,000	2,000,942
FNMA	0.88	2-8-2018	1,000,000	1,000,573
FNMA	0.88	5-21-2018	1,000,000	999,117
FNMA	0.90	11-7-2017	250,000	249,804
FNMA	0.95	8-23-2017	1,000,000	998,431
FNMA	1.00	5-21-2018	100,000	99,778
FNMA	1.13	4-27-2017	1,000,000	1,004,577
FNMA	1.55	10-29-2019	1,000,000	1,000,282
FNMA	1.63	11-27-2018	2,000,000	2,035,786
FNMA	1.70	10-4-2019	125,000	125,034
FNMA	1.75	1-30-2019	200,000	203,930
FNMA	1.75	5-30-2019	2,000,000	2,040,086
FNMA	1.75	9-12-2019	2,000,000	2,040,978
FNMA	1.88	2-19-2019	3,000,000	3,074,751
FNMA	2.20	10-25-2022	150,000	149,636
FNMA	2.25	10-17-2022	1,000,000	997,360
FNMA	2.50	10-1-2027	2,745,547	2,832,570
FNMA	2.50	3-1-2028	3,168,718	3,269,290

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	2.50%	4-1-2028	$5,468,533	$5,635,096
FNMA	2.50	7-1-2028	4,997,759	5,149,664
FNMA	2.50	7-1-2028	7,766,917	8,002,852
FNMA	2.50	7-1-2028	7,078,221	7,292,884
FNMA	2.50	10-1-2028	5,875,082	6,053,650
FNMA	2.50	2-1-2030	4,479,996	4,598,069
FNMA	2.50	1-1-2038	290,947	290,372
FNMA	2.50	10-1-2042	554,013	552,918
FNMA	2.50	11-1-2042	64,401	64,274
FNMA	2.50	2-1-2043	220,773	220,336
FNMA	2.50	3-1-2043	242,660	242,180
FNMA	2.50	3-1-2043	125,601	125,354
FNMA	2.50	3-1-2043	245,387	244,904
FNMA	2.50	4-1-2043	168,204	167,872
FNMA	2.50	4-1-2043	287,123	286,556
FNMA	2.50	8-1-2043	1,282,688	1,280,155
FNMA	2.50	8-1-2043	323,338	322,699
FNMA	2.50	8-1-2043	617,625	616,404
FNMA	2.63	9-6-2024	1,000,000	1,055,405
FNMA	3.00	10-1-2021	4,238,561	4,426,130
FNMA	3.00	8-1-2026	184,368	192,763
FNMA	3.00	9-1-2026	111,716	116,784
FNMA	3.00	11-1-2026	1,873,877	1,959,520
FNMA	3.00	11-1-2026	180,403	188,604
FNMA	3.00	2-1-2027	106,145	110,774
FNMA	3.00	2-1-2027	1,064,432	1,112,910
FNMA	3.00	4-1-2027	210,993	220,616
FNMA	3.00	5-1-2027	249,036	260,409
FNMA	3.00	6-1-2027	167,869	175,525
FNMA	3.00	7-1-2027	292,678	306,040
FNMA	3.00	7-1-2027	371,556	388,486
FNMA	3.00	8-1-2027	1,909,090	1,996,131
FNMA	3.00	8-1-2027	1,918,134	2,005,511
FNMA	3.00	8-1-2027	11,124,151	11,631,776
FNMA	3.00	9-1-2027	1,455,434	1,521,757
FNMA	3.00	9-1-2027	1,684,292	1,761,244
FNMA	3.00	9-1-2027	6,247,171	6,532,021
FNMA	3.00	9-1-2027	2,375,399	2,483,882
FNMA	3.00	10-1-2027	2,778,481	2,905,167
FNMA	3.00	8-1-2029	7,074,988	7,388,240
FNMA	3.00	9-1-2042	1,943,818	1,995,342
FNMA	3.00	9-1-2042	36,642	37,650
FNMA	3.00	9-1-2042	609,244	626,019
FNMA	3.00	9-1-2042	419,072	430,181
FNMA	3.00	10-1-2042	4,154,333	4,266,135
FNMA	3.00	10-1-2042	1,040,537	1,069,173
FNMA	3.00	10-1-2042	4,003,116	4,116,562
FNMA	3.00	11-1-2042	7,855,127	8,071,295
FNMA	3.00	12-1-2042	7,873,191	8,091,184
FNMA	3.00	1-1-2043	7,780,948	7,994,884

10	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	2-1-2043	$8,289,070	$8,517,414
FNMA	3.00	5-1-2043	2,026,959	2,082,433
FNMA	3.00	5-1-2043	8,074,282	8,294,601
FNMA	3.00	6-1-2043	171,652	176,342
FNMA	3.00	6-1-2043	3,972,143	4,079,998
FNMA	3.00	7-1-2043	942,677	968,355
FNMA	3.00	7-1-2043	4,328,656	4,446,298
FNMA	3.00	7-1-2043	8,098,829	8,319,451
FNMA	3.00	8-1-2043	316,835	325,439
FNMA	3.00	8-1-2043	866,035	889,387
FNMA	3.00	8-1-2043	389,473	399,996
FNMA	3.00	12-1-2043	258,025	264,864
FNMA	3.00	4-1-2044	257,836	264,696
FNMA	3.00	7-1-2044	315,423	323,810
FNMA %%	3.00	3-14-2046	10,500,000	10,767,833
FNMA	3.40	9-27-2032	250,000	250,038
FNMA	3.50	11-1-2025	1,742,958	1,845,494
FNMA	3.50	12-1-2025	4,352,590	4,624,114
FNMA	3.50	12-1-2026	6,019,840	6,373,595
FNMA	3.50	10-1-2029	7,010,718	7,418,122
FNMA	3.50	1-1-2036	23,914	25,125
FNMA	3.50	10-1-2040	1,121,867	1,178,294
FNMA	3.50	12-1-2040	169,307	177,827
FNMA	3.50	1-1-2041	1,047,678	1,102,974
FNMA	3.50	1-1-2041	33,332	35,007
FNMA	3.50	1-1-2041	81,651	85,622
FNMA	3.50	1-1-2041	35,782	37,585
FNMA	3.50	1-1-2041	341,758	358,952
FNMA	3.50	2-1-2041	489,995	517,407
FNMA	3.50	2-1-2041	35,359	37,079
FNMA	3.50	2-1-2041	523,039	549,360
FNMA	3.50	2-1-2041	2,402,632	2,523,380
FNMA	3.50	9-1-2042	9,995,780	10,506,633
FNMA	3.50	9-1-2042	6,959,367	7,309,993
FNMA	3.50	10-1-2042	5,617,440	5,900,679
FNMA	3.50	12-1-2042	1,263,162	1,330,761
FNMA	3.50	4-1-2043	5,841,947	6,142,319
FNMA	3.50	5-1-2043	234,409	245,809
FNMA	3.50	5-1-2043	421,705	443,388
FNMA	3.50	6-1-2043	505,264	530,631
FNMA	3.50	7-1-2043	9,391,998	9,861,118
FNMA	3.50	7-1-2043	7,503,665	7,877,191
FNMA	3.50	8-1-2043	1,242,125	1,304,840
FNMA	3.50	9-1-2043	620,627	651,479
FNMA	3.50	9-1-2043	325,543	341,679
FNMA	3.50	1-1-2044	7,806,248	8,190,814
FNMA	3.50	1-1-2045	10,606,140	11,121,952
FNMA	3.50	1-1-2045	16,044,597	16,824,900
FNMA	3.50	5-1-2045	11,345,714	11,897,494
FNMA	3.50	8-1-2045	11,047,918	11,604,270

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	11-1-2045	$9,018,410	$9,457,846
FNMA	3.50	12-1-2045	2,329,019	2,442,556
FNMA %%	3.50	3-14-2046	16,000,000	16,765,312
FNMA	4.00	4-1-2018	300	313
FNMA	4.00	7-1-2018	779,569	812,446
FNMA	4.00	7-1-2018	26,922	28,058
FNMA	4.00	7-1-2018	1,291	1,345
FNMA	4.00	7-1-2018	31,711	33,048
FNMA	4.00	8-1-2018	547,414	570,500
FNMA	4.00	8-1-2018	308,231	321,230
FNMA	4.00	8-1-2018	249,484	260,006
FNMA	4.00	8-1-2018	239,291	249,382
FNMA	4.00	9-1-2018	2,822	2,941
FNMA	4.00	9-1-2018	19,582	20,408
FNMA	4.00	2-1-2019	53,004	55,239
FNMA	4.00	4-1-2019	42,285	44,068
FNMA	4.00	4-1-2019	16,575	17,274
FNMA	4.00	5-1-2019	18,635	19,423
FNMA	4.00	7-1-2019	263,265	274,368
FNMA	4.00	12-1-2019	657,815	685,556
FNMA	4.00	5-1-2020	2,270,099	2,365,835
FNMA	4.00	5-1-2020	1,051,925	1,096,287
FNMA	4.00	10-1-2020	30,322	31,612
FNMA	4.00	1-1-2021	354,307	370,287
FNMA	4.00	5-1-2021	225,421	235,568
FNMA	4.00	6-1-2021	191,532	200,050
FNMA	4.00	2-1-2024	6,542	6,971
FNMA	4.00	3-1-2024	343,021	364,963
FNMA	4.00	4-1-2024	641,121	683,116
FNMA	4.00	5-1-2024	25,296	26,894
FNMA	4.00	6-1-2024	63,316	67,482
FNMA	4.00	6-1-2024	52,743	56,158
FNMA	4.00	6-1-2024	137,537	146,554
FNMA	4.00	6-1-2024	216,486	230,406
FNMA	4.00	9-1-2024	50,024	52,726
FNMA	4.00	10-1-2024	44,320	46,224
FNMA	4.00	2-1-2025	422,005	450,191
FNMA	4.00	3-1-2025	1,654,177	1,765,435
FNMA	4.00	3-1-2025	63,861	68,058
FNMA	4.00	7-1-2025	1,041,994	1,113,153
FNMA	4.00	1-1-2026	55,574	59,377
FNMA	4.00	5-1-2026	1,022,067	1,090,353
FNMA	4.00	7-1-2026	437,389	467,757
FNMA	4.00	2-1-2039	237,428	253,510
FNMA	4.00	2-1-2039	66,051	70,525
FNMA	4.00	3-1-2039	40,735	43,494
FNMA	4.00	8-1-2039	419,263	448,084
FNMA	4.00	8-1-2039	1,023,176	1,092,483
FNMA	4.00	8-1-2039	264,910	282,855
FNMA	4.00	8-1-2039	2,952,682	3,207,127

12	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	11-1-2039	$22,180	$23,716
FNMA	4.00	1-1-2040	249,884	267,092
FNMA	4.00	1-1-2040	240,710	257,275
FNMA	4.00	3-1-2040	11,429	12,220
FNMA	4.00	3-1-2040	411,205	439,643
FNMA	4.00	4-1-2040	1,506,020	1,610,909
FNMA	4.00	8-1-2040	64,737	69,241
FNMA	4.00	8-1-2040	1,000,894	1,070,916
FNMA	4.00	8-1-2040	809,216	865,857
FNMA	4.00	8-1-2040	341,647	365,557
FNMA	4.00	9-1-2040	17,877	19,128
FNMA	4.00	9-1-2040	16,757	17,927
FNMA	4.00	9-1-2040	63,215	67,629
FNMA	4.00	10-1-2040	34,787	37,225
FNMA	4.00	10-1-2040	38,886	41,520
FNMA	4.00	10-1-2040	205,305	219,603
FNMA	4.00	10-1-2040	475,682	508,943
FNMA	4.00	11-1-2040	2,850,228	3,054,304
FNMA	4.00	11-1-2040	328,909	351,938
FNMA	4.00	11-1-2040	303,454	324,670
FNMA	4.00	11-1-2040	154,592	165,403
FNMA	4.00	11-1-2040	246,099	263,322
FNMA	4.00	11-1-2040	34,257	36,652
FNMA	4.00	11-1-2040	25,512	27,298
FNMA	4.00	11-1-2040	61,842	66,173
FNMA	4.00	12-1-2040	353,007	377,738
FNMA	4.00	12-1-2040	839,947	898,705
FNMA	4.00	12-1-2040	2,724,066	2,951,852
FNMA	4.00	12-1-2040	12,866	13,766
FNMA	4.00	12-1-2040	27,703	29,644
FNMA	4.00	12-1-2040	86,960	93,052
FNMA	4.00	12-1-2040	308,995	330,612
FNMA	4.00	12-1-2040	128,300	137,289
FNMA	4.00	12-1-2040	63,940	68,405
FNMA	4.00	1-1-2041	3,756,663	4,027,015
FNMA	4.00	1-1-2041	9,017	9,648
FNMA	4.00	1-1-2041	70,423	75,357
FNMA	4.00	2-1-2041	4,213,955	4,509,442
FNMA	4.00	2-1-2041	300,780	321,848
FNMA	4.00	2-1-2041	164,801	176,347
FNMA	4.00	3-1-2041	107,088	114,597
FNMA	4.00	3-1-2041	2,061,672	2,211,338
FNMA	4.00	4-1-2041	249,284	266,734
FNMA	4.00	5-1-2041	4,176,263	4,468,975
FNMA	4.00	7-1-2041	17,184	18,348
FNMA	4.00	7-1-2041	91,193	97,588
FNMA	4.00	8-1-2041	20,478	21,913
FNMA	4.00	8-1-2041	292,276	312,753
FNMA	4.00	10-1-2041	1,487,324	1,591,481
FNMA	4.00	10-1-2041	1,233,090	1,319,564

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	10-1-2041	$158,008	$168,711
FNMA	4.00	10-1-2041	104,884	112,228
FNMA	4.00	11-1-2041	313,107	335,066
FNMA	4.00	11-1-2041	1,033,240	1,105,528
FNMA	4.00	12-1-2041	341,719	364,866
FNMA	4.00	12-1-2041	186,487	199,533
FNMA	4.00	12-1-2041	227,986	243,975
FNMA	4.00	1-1-2042	8,700	9,290
FNMA	4.00	1-1-2042	45,662	48,811
FNMA	4.00	2-1-2042	65,926	70,472
FNMA	4.00	2-1-2042	14,748	15,781
FNMA	4.00	2-1-2042	118,664	126,964
FNMA	4.00	2-1-2042	2,438,933	2,607,119
FNMA	4.00	4-1-2042	1,307,801	1,399,953
FNMA	4.00	7-1-2042	51,647	55,146
FNMA	4.00	10-1-2043	6,015,268	6,422,726
FNMA	4.00	10-1-2043	4,584,636	4,895,187
FNMA	4.00	12-1-2043	4,237,489	4,537,919
FNMA	4.00	7-1-2044	5,416,053	5,782,921
FNMA	4.00	9-1-2044	11,144,029	11,898,895
FNMA	4.00	10-1-2044	8,444,187	9,016,173
FNMA	4.00	10-1-2044	5,406,025	5,772,215
FNMA	4.00	7-1-2045	11,057,979	11,817,596
FNMA	4.50	3-1-2018	10,105	10,449
FNMA	4.50	4-1-2018	49,563	51,248
FNMA	4.50	12-1-2018	7,324	7,573
FNMA	4.50	5-1-2019	7,727	7,996
FNMA	4.50	1-1-2020	17,552	18,315
FNMA	4.50	8-1-2020	7,924	8,196
FNMA	4.50	10-1-2020	32,728	34,329
FNMA	4.50	10-1-2020	10,004	10,348
FNMA	4.50	12-1-2020	49,987	52,443
FNMA	4.50	1-1-2021	27,825	29,056
FNMA	4.50	3-1-2022	35,438	36,684
FNMA	4.50	3-1-2022	183,243	189,724
FNMA	4.50	5-1-2022	6,982	7,226
FNMA	4.50	11-1-2022	50,636	53,224
FNMA	4.50	2-1-2023	206,016	215,220
FNMA	4.50	3-1-2023	98,677	102,067
FNMA	4.50	3-1-2023	17,302	18,351
FNMA	4.50	3-1-2023	4,356	4,624
FNMA	4.50	5-1-2023	95,942	99,233
FNMA	4.50	5-1-2023	24,901	25,757
FNMA	4.50	5-1-2023	15,513	16,467
FNMA	4.50	5-1-2023	11,793	12,342
FNMA	4.50	6-1-2023	142,163	150,861
FNMA	4.50	12-1-2023	60,088	62,164
FNMA	4.50	3-1-2024	12,210	13,026
FNMA	4.50	5-1-2024	15,565	16,651
FNMA	4.50	5-1-2024	204,632	217,264

14	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	7-1-2024	$813,816	$875,589
FNMA	4.50	8-1-2024	5,945	6,411
FNMA	4.50	8-1-2024	107,365	116,027
FNMA	4.50	8-1-2024	67,914	72,958
FNMA	4.50	1-1-2025	1,125,714	1,214,483
FNMA	4.50	3-1-2025	64,203	68,138
FNMA	4.50	3-1-2025	1,120,743	1,209,148
FNMA	4.50	4-1-2025	109,959	118,649
FNMA	4.50	4-1-2025	24,629	26,751
FNMA	4.50	10-1-2025	156,646	170,139
FNMA	4.50	2-1-2026	86,399	93,841
FNMA	4.50	2-1-2026	26,198	27,899
FNMA	4.50	4-1-2026	506,713	546,979
FNMA	4.50	5-1-2026	55,921	60,370
FNMA	4.50	6-1-2026	16,114	17,005
FNMA	4.50	4-1-2028	32,705	35,522
FNMA	4.50	4-1-2028	12,502	13,579
FNMA	4.50	4-1-2028	21,311	23,147
FNMA	4.50	3-1-2029	26,346	28,616
FNMA	4.50	5-1-2029	3,654,721	3,969,539
FNMA	4.50	10-1-2029	235,785	256,096
FNMA	4.50	9-1-2033	259,758	283,490
FNMA	4.50	4-1-2035	82,813	89,947
FNMA	4.50	5-1-2035	17,205	18,798
FNMA	4.50	7-1-2035	2,893	3,152
FNMA	4.50	8-1-2035	4,833	5,275
FNMA	4.50	9-1-2035	373,285	407,634
FNMA	4.50	9-1-2035	22,068	24,095
FNMA	4.50	10-1-2035	55,914	61,066
FNMA	4.50	3-1-2038	420,654	458,430
FNMA	4.50	2-1-2039	43,800	47,674
FNMA	4.50	2-1-2039	253,871	276,521
FNMA	4.50	2-1-2039	15,274	16,639
FNMA	4.50	2-1-2039	14,696	15,962
FNMA	4.50	3-1-2039	845,509	918,341
FNMA	4.50	3-1-2039	1,061,340	1,155,430
FNMA	4.50	4-1-2039	1,267,157	1,379,292
FNMA	4.50	4-1-2039	6,315	6,877
FNMA	4.50	4-1-2039	327,305	356,234
FNMA	4.50	4-1-2039	1,047,817	1,138,534
FNMA	4.50	5-1-2039	518,362	570,649
FNMA	4.50	5-1-2039	1,400,922	1,541,768
FNMA	4.50	6-1-2039	754,852	822,240
FNMA	4.50	9-1-2039	1,369,841	1,503,938
FNMA	4.50	12-1-2039	124,214	135,341
FNMA	4.50	2-1-2040	2,752,075	3,030,519
FNMA	4.50	3-1-2040	2,184,308	2,411,855
FNMA	4.50	5-1-2040	807,465	882,172
FNMA	4.50	5-1-2040	1,920,227	2,107,077
FNMA	4.50	6-1-2040	681,556	742,690

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	8-1-2040	$198,990	$216,838
FNMA	4.50	8-1-2040	1,818,028	1,981,141
FNMA	4.50	9-1-2040	24,879	27,106
FNMA	4.50	10-1-2040	285,738	311,367
FNMA	4.50	11-1-2040	1,397,126	1,521,871
FNMA	4.50	2-1-2041	5,298,407	5,767,895
FNMA	4.50	2-1-2041	4,262,352	4,645,388
FNMA	4.50	4-1-2041	1,240,409	1,351,306
FNMA	4.50	5-1-2041	2,043,099	2,226,579
FNMA	4.50	5-1-2041	7,764	8,438
FNMA	4.50	1-1-2042	5,909,658	6,438,680
FNMA	4.50	9-1-2043	4,242,090	4,621,768
FNMA	5.00	5-11-2017	1,200,000	1,260,168
FNMA	5.00	12-1-2017	132,511	137,040
FNMA	5.00	6-1-2018	100,559	104,188
FNMA	5.00	10-1-2018	72,219	74,955
FNMA	5.00	11-1-2018	25,646	26,637
FNMA	5.00	6-1-2019	68,712	72,035
FNMA	5.00	9-1-2019	187,460	195,146
FNMA	5.00	10-1-2019	93,437	97,671
FNMA	5.00	11-1-2019	80,880	84,019
FNMA	5.00	6-1-2020	43,053	45,826
FNMA	5.00	5-1-2023	53,912	58,019
FNMA	5.00	5-1-2023	335,136	360,839
FNMA	5.00	6-1-2023	43,863	47,212
FNMA	5.00	6-1-2023	156,556	168,671
FNMA	5.00	9-1-2024	88,733	98,175
FNMA	5.00	3-1-2025	911,158	981,897
FNMA	5.00	4-1-2034	150,896	168,650
FNMA	5.00	4-1-2034	515,218	573,289
FNMA	5.00	4-1-2035	1,361,467	1,512,760
FNMA	5.00	6-1-2035	457,515	507,740
FNMA	5.00	7-1-2035	28,882	32,002
FNMA	5.00	7-1-2035	22,914	25,352
FNMA	5.00	7-1-2035	46,780	51,912
FNMA	5.00	8-1-2035	56,789	63,035
FNMA	5.00	10-1-2035	1,714,906	1,903,480
FNMA	5.00	11-1-2035	437,752	486,045
FNMA	5.00	2-1-2036	2,082,029	2,310,793
FNMA	5.00	7-1-2036	40,362	44,786
FNMA	5.00	11-1-2036	154,818	171,292
FNMA	5.00	11-1-2036	147,892	164,073
FNMA	5.00	5-1-2037	143,783	159,082
FNMA	5.00	5-1-2037	42,701	47,244
FNMA	5.00	5-1-2037	44,486	49,219
FNMA	5.00	6-1-2037	45,303	50,123
FNMA	5.00	8-1-2037	294,308	325,625
FNMA	5.00	2-1-2038	1,074,107	1,191,936
FNMA	5.00	3-1-2038	611,154	676,184
FNMA	5.00	4-1-2038	37,939	41,976

16	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	5-1-2038	$176,084	$194,821
FNMA	5.00	5-1-2038	120,528	133,353
FNMA	5.00	5-1-2038	55,256	61,135
FNMA	5.00	7-1-2038	4,596	5,085
FNMA	5.00	7-1-2038	7,725	8,555
FNMA	5.00	11-1-2038	155,829	172,410
FNMA	5.00	11-1-2038	94,929	105,031
FNMA	5.00	11-1-2038	5,411	5,986
FNMA	5.00	4-1-2039	194,487	215,236
FNMA	5.00	4-1-2039	262,410	290,333
FNMA	5.00	6-1-2039	446,194	493,671
FNMA	5.00	7-1-2039	311,459	344,601
FNMA	5.00	8-1-2039	3,106,408	3,442,885
FNMA	5.00	10-1-2039	578,773	641,395
FNMA	5.00	7-1-2040	5,098,768	5,696,213
FNMA	5.00	9-1-2040	3,059,327	3,396,592
FNMA	5.00	4-1-2041	2,027,950	2,252,630
FNMA	5.00	8-1-2041	269,689	299,571
FNMA	5.38	6-12-2017	1,500,000	1,587,342
FNMA	5.45	10-18-2021	200,000	205,582
FNMA	5.50	6-1-2016	5,967	5,981
FNMA	5.50	8-1-2016	2,650	2,662
FNMA	5.50	11-1-2016	28,495	28,760
FNMA	5.50	11-1-2016	1,073	1,081
FNMA	5.50	1-1-2017	18,377	18,584
FNMA	5.50	2-1-2017	8,988	9,111
FNMA	5.50	2-1-2017	423	427
FNMA	5.50	4-1-2017	19,509	19,813
FNMA	5.50	6-1-2017	37,897	38,624
FNMA	5.50	7-1-2017	49,836	50,817
FNMA	5.50	8-1-2017	12,400	12,642
FNMA	5.50	10-1-2017	49,492	50,669
FNMA	5.50	3-1-2018	17,318	17,837
FNMA	5.50	4-1-2018	24,746	25,489
FNMA	5.50	12-1-2018	252,188	259,670
FNMA	5.50	5-1-2021	150,610	159,251
FNMA	5.50	5-1-2023	129,375	141,782
FNMA	5.50	2-1-2024	11,466	12,319
FNMA	5.50	6-1-2024	122,531	134,587
FNMA	5.50	8-1-2025	72,580	82,175
FNMA	5.50	7-1-2033	120,872	136,857
FNMA	5.50	9-1-2033	260,732	295,066
FNMA	5.50	11-1-2033	130,657	148,085
FNMA	5.50	7-1-2034	127,571	144,518
FNMA	5.50	9-1-2034	56,369	63,925
FNMA	5.50	10-1-2034	41,066	46,518
FNMA	5.50	12-1-2034	245,047	277,658
FNMA	5.50	1-1-2035	231,859	262,058
FNMA	5.50	1-1-2035	1,511,729	1,714,567
FNMA	5.50	6-1-2035	326,264	369,581

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	8-1-2035	$215,344	$243,566
FNMA	5.50	8-1-2035	405,422	459,531
FNMA	5.50	8-1-2035	35,970	40,770
FNMA	5.50	9-1-2035	340,352	385,877
FNMA	5.50	12-1-2035	404,103	455,916
FNMA	5.50	12-1-2035	455,937	515,557
FNMA	5.50	1-1-2036	981,644	1,106,984
FNMA	5.50	2-1-2036	203,874	230,931
FNMA	5.50	4-1-2036	290,207	328,528
FNMA	5.50	4-1-2036	646,626	727,971
FNMA	5.50	4-1-2036	1,618,500	1,827,511
FNMA	5.50	9-1-2036	21,344	24,050
FNMA	5.50	2-1-2037	162,526	187,032
FNMA	5.50	3-1-2037	51,586	58,115
FNMA	5.50	5-1-2037	101,897	114,673
FNMA	5.50	6-1-2037	175,121	197,672
FNMA	5.50	7-1-2037	51,520	57,974
FNMA	5.50	7-1-2037	15,487	17,384
FNMA	5.50	2-1-2038	47,464	53,278
FNMA	5.50	2-1-2038	83,569	93,986
FNMA	5.50	2-1-2038	492,860	554,274
FNMA	5.50	3-1-2038	16,767	18,896
FNMA	5.50	4-1-2038	551,944	619,817
FNMA	5.50	5-1-2038	48,089	53,978
FNMA	5.50	5-1-2038	769,648	866,866
FNMA	5.50	5-1-2038	359,423	405,171
FNMA	5.50	6-1-2038	178,035	200,103
FNMA	5.50	8-1-2038	39,371	44,564
FNMA	5.50	9-1-2038	204,009	229,830
FNMA	5.50	11-1-2038	447,708	504,045
FNMA	5.50	11-1-2038	447,313	504,154
FNMA	5.50	1-1-2039	311,801	350,889
FNMA	5.50	2-1-2039	1,608,646	1,821,624
FNMA	5.50	5-1-2039	282,426	317,889
FNMA	5.50	6-1-2039	657,247	740,913
FNMA	5.50	12-1-2039	6,792	7,643
FNMA	5.50	6-1-2040	12,003	13,558
FNMA	5.50	9-1-2040	128,503	144,501
FNMA	5.50	2-1-2041	180,685	202,995
FNMA	5.63	7-15-2037	150,000	210,444
FNMA	6.00	7-1-2016	517	520
FNMA	6.00	9-1-2016	419	422
FNMA	6.00	11-1-2017	113	113
FNMA	6.00	11-1-2017	66,255	67,903
FNMA	6.00	1-1-2018	22,567	23,285
FNMA	6.00	5-1-2021	84,717	91,291
FNMA	6.00	5-1-2021	94,981	102,725
FNMA	6.00	9-1-2021	48,865	52,725
FNMA	6.00	8-1-2022	29,167	31,892
FNMA	6.00	10-1-2022	80,128	88,087

18	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	9-1-2024	$7,657	$8,241
FNMA	6.00	11-1-2033	22,736	26,254
FNMA	6.00	8-1-2034	98,277	112,999
FNMA	6.00	9-1-2034	65,247	74,865
FNMA	6.00	10-1-2034	80,650	91,862
FNMA	6.00	11-1-2034	102,408	117,113
FNMA	6.00	3-1-2035	45,938	52,710
FNMA	6.00	1-1-2036	263,706	302,416
FNMA	6.00	3-1-2036	29,636	33,741
FNMA	6.00	4-18-2036	500,000	503,468
FNMA	6.00	9-1-2036	2,657	3,027
FNMA	6.00	9-1-2036	109,013	124,473
FNMA	6.00	9-1-2036	52,791	60,190
FNMA	6.00	11-1-2036	752,906	859,286
FNMA	6.00	1-1-2037	356,592	405,907
FNMA	6.00	2-1-2037	1,986	2,268
FNMA	6.00	2-1-2037	1,143,752	1,306,134
FNMA	6.00	3-1-2037	162,403	185,456
FNMA	6.00	4-1-2037	9,516	10,832
FNMA	6.00	5-1-2037	466,802	533,064
FNMA	6.00	5-1-2037	3,688	4,208
FNMA	6.00	6-1-2037	5,217	5,958
FNMA	6.00	7-1-2037	564,434	644,568
FNMA	6.00	8-1-2037	117,157	134,065
FNMA	6.00	8-1-2037	20,748	23,694
FNMA	6.00	8-1-2037	2,715	3,098
FNMA	6.00	8-1-2037	392,912	448,624
FNMA	6.00	9-1-2037	46,422	53,002
FNMA	6.00	9-1-2037	33,419	38,137
FNMA	6.00	9-1-2037	27,412	31,203
FNMA	6.00	9-1-2037	292,001	333,336
FNMA	6.00	9-1-2037	21,110	24,075
FNMA	6.00	9-1-2037	36,802	41,892
FNMA	6.00	9-1-2037	2,187	2,490
FNMA	6.00	9-1-2037	28,680	32,742
FNMA	6.00	9-1-2037	48,985	55,974
FNMA	6.00	10-1-2037	661,143	753,730
FNMA	6.00	10-1-2037	2,236	2,554
FNMA	6.00	10-1-2037	115,921	131,957
FNMA	6.00	10-1-2037	21,276	24,255
FNMA	6.00	10-1-2037	1,652	1,886
FNMA	6.00	10-1-2037	82,684	94,398
FNMA	6.00	10-1-2037	379,868	432,402
FNMA	6.00	11-1-2037	23,520	26,824
FNMA	6.00	11-1-2037	17,505	19,973
FNMA	6.00	11-1-2037	4,071	4,643
FNMA	6.00	11-1-2037	4,445	5,071
FNMA	6.00	11-1-2037	13,231	15,066
FNMA	6.00	12-1-2037	17,553	19,981
FNMA	6.00	1-1-2038	31,400	35,754

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	1-1-2038	$18,455	$21,065
FNMA	6.00	1-1-2038	248,215	283,457
FNMA	6.00	2-1-2038	43,485	49,499
FNMA	6.00	2-1-2038	1,021	1,162
FNMA	6.00	2-1-2038	29,729	33,841
FNMA	6.00	2-1-2038	73,992	84,225
FNMA	6.00	6-1-2038	19,409	22,093
FNMA	6.00	7-1-2038	190,093	216,601
FNMA	6.00	7-1-2038	5,272	6,017
FNMA	6.00	7-1-2038	47,430	54,067
FNMA	6.00	7-1-2038	122,792	140,061
FNMA	6.00	8-1-2038	27,379	31,165
FNMA	6.00	8-1-2038	1,035	1,180
FNMA	6.00	8-1-2038	49,737	56,681
FNMA	6.00	8-1-2038	14,934	16,999
FNMA	6.00	8-1-2038	4,397	5,005
FNMA	6.00	8-1-2038	32,400	36,880
FNMA	6.00	9-1-2038	41,864	47,670
FNMA	6.00	9-1-2038	1,668	1,899
FNMA	6.00	9-1-2038	82,522	93,986
FNMA	6.00	9-1-2038	31,573	35,939
FNMA	6.00	9-1-2038	4,922	5,602
FNMA	6.00	9-1-2038	1,332	1,516
FNMA	6.00	9-1-2038	7,267	8,304
FNMA	6.00	9-1-2038	26,338	29,980
FNMA	6.00	9-1-2038	37,440	42,708
FNMA	6.00	9-1-2038	25,239	28,734
FNMA	6.00	9-1-2038	33,756	38,897
FNMA	6.00	9-1-2038	26,454	30,193
FNMA	6.00	9-1-2038	11,275	12,844
FNMA	6.00	10-1-2038	47,360	53,933
FNMA	6.00	10-1-2038	18,223	20,743
FNMA	6.00	10-1-2038	8,940	10,177
FNMA	6.00	11-1-2038	31,600	35,970
FNMA	6.00	11-1-2038	33,203	37,807
FNMA	6.00	11-1-2038	2,225	2,533
FNMA	6.00	11-1-2038	190,201	216,653
FNMA	6.00	11-1-2038	16,683	18,990
FNMA	6.00	11-1-2038	26,716	30,411
FNMA	6.00	12-1-2038	44,481	50,632
FNMA	6.00	12-1-2038	26,432	30,088
FNMA	6.00	12-1-2038	31,824	36,225
FNMA	6.00	1-1-2039	12,021	13,683
FNMA	6.00	1-1-2039	58,706	66,825
FNMA	6.00	2-1-2039	41,171	47,022
FNMA	6.00	3-1-2039	7,082	8,087
FNMA	6.00	9-1-2039	103,649	118,335
FNMA	6.00	9-1-2039	1,576	1,794
FNMA	6.00	10-1-2039	1,788,403	2,041,491
FNMA	6.00	4-1-2040	2,169,951	2,479,590

20	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	6-1-2040	$11,472	$13,090
FNMA	6.21	8-6-2038	200,000	299,060
FNMA	6.25	5-15-2029	500,000	713,555
FNMA	6.50	7-1-2036	136,365	165,576
FNMA	6.50	9-1-2036	69,816	82,666
FNMA	6.50	9-1-2036	5,058	5,813
FNMA	6.50	12-1-2036	313,158	359,995
FNMA	6.50	3-1-2037	12,807	14,689
FNMA	6.50	4-1-2037	13,027	14,942
FNMA	6.50	5-1-2037	54,292	62,273
FNMA	6.50	5-1-2037	1,300	1,491
FNMA	6.50	6-1-2037	56,229	64,493
FNMA	6.50	6-1-2037	88,421	101,832
FNMA	6.50	8-1-2037	9,793	11,232
FNMA	6.50	9-1-2037	509,052	619,886
FNMA	6.50	9-1-2037	3,206	3,840
FNMA	6.50	9-1-2037	402,448	490,957
FNMA	6.50	10-1-2037	40,470	46,922
FNMA	6.50	10-1-2037	2,491	2,892
FNMA	6.50	10-1-2037	109,313	125,381
FNMA	6.50	10-1-2037	666,989	765,029
FNMA	6.50	11-1-2037	177,125	211,977
FNMA	6.50	11-1-2037	12,063	13,837
FNMA	6.50	11-1-2037	48,317	55,420
FNMA	6.50	1-1-2038	113,078	129,699
FNMA	6.50	1-1-2038	22,893	26,258
FNMA	6.50	3-1-2038	7,378	8,463
FNMA	6.50	7-1-2038	12,496	14,333
FNMA	6.50	9-1-2038	8,932	10,334
FNMA	6.50	9-1-2038	6,294	7,219
FNMA	6.50	9-1-2038	112,546	129,089
FNMA	6.50	10-1-2038	40,428	46,896
FNMA	6.50	1-1-2039	394,998	453,257
FNMA	6.50	2-1-2039	38,984	45,884
FNMA	6.50	6-1-2039	27,369	31,626
FNMA	6.50	10-1-2039	297,720	341,481
FNMA	6.50	10-1-2039	778,437	899,921
FNMA	6.50	5-1-2040	219,103	252,429
FNMA	6.63	11-15-2030	1,300,000	1,937,728
FNMA	7.00	8-1-2037	19,476	22,096
FNMA	7.13	1-15-2030	500,000	767,847
FNMA	7.25	5-15-2030	1,300,000	2,022,905
GNMA	3.00	9-15-2042	3,145,617	3,270,338
GNMA	3.00	9-15-2042	256,892	266,552
GNMA	3.00	9-20-2042	6,821,843	7,097,955
GNMA	3.00	11-15-2042	3,804,356	3,955,228
GNMA	3.00	11-20-2042	3,461,824	3,601,941
GNMA	3.00	12-20-2042	1,470,908	1,530,443
GNMA	3.00	1-20-2043	7,099,855	7,387,223
GNMA	3.00	2-20-2043	7,956,340	8,276,359

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.00%	3-15-2043	$1,382,386	$1,437,278
GNMA	3.00	3-15-2043	1,328,372	1,381,043
GNMA	3.00	3-20-2043	5,479,366	5,701,147
GNMA	3.00	3-20-2043	2,384,005	2,479,915
GNMA	3.00	4-20-2043	1,470,145	1,526,740
GNMA	3.00	6-15-2043	605,451	629,415
GNMA	3.00	8-20-2043	3,995,990	4,157,852
GNMA	3.00	9-15-2043	285,144	296,394
GNMA	3.00	3-20-2045	6,751,499	7,002,595
GNMA	3.00	4-20-2045	4,734,726	4,910,815
GNMA	3.00	6-20-2045	8,677,625	9,000,355
GNMA	3.50	12-15-2040	490,448	520,322
GNMA	3.50	1-15-2041	373,429	393,989
GNMA	3.50	10-15-2041	1,936,350	2,043,322
GNMA	3.50	2-15-2042	5,275,419	5,565,910
GNMA	3.50	3-20-2042	1,562,618	1,655,076
GNMA	3.50	4-20-2042	1,053,664	1,116,008
GNMA	3.50	5-15-2042	2,193,247	2,314,024
GNMA	3.50	5-15-2042	1,452,263	1,531,820
GNMA	3.50	6-20-2042	1,708,133	1,809,204
GNMA	3.50	7-15-2042	2,793,865	2,947,122
GNMA	3.50	10-20-2042	3,050,668	3,231,181
GNMA	3.50	3-20-2043	4,104,555	4,353,297
GNMA	3.50	4-15-2043	2,847,470	3,003,704
GNMA	3.50	4-20-2043	13,593,161	14,394,391
GNMA	3.50	10-20-2043	3,497,851	3,702,428
GNMA	3.50	1-20-2044	3,408,818	3,607,054
GNMA	3.50	5-20-2044	3,453,213	3,656,526
GNMA	3.50	10-20-2044	11,696,094	12,384,741
GNMA	3.50	12-20-2044	7,152,608	7,565,190
GNMA	3.50	3-20-2045	5,204,042	5,504,226
GNMA	3.50	4-20-2045	15,223,404	16,115,548
GNMA	3.50	6-20-2045	11,412,495	12,070,801
GNMA %%	3.50	3-22-2046	22,250,000	23,494,365
GNMA	4.00	6-15-2039	240,923	257,229
GNMA	4.00	7-15-2039	100,926	107,747
GNMA	4.00	7-15-2039	354,192	378,281
GNMA	4.00	8-15-2040	2,723,036	2,910,242
GNMA	4.00	9-15-2040	4,511,952	4,823,773
GNMA	4.00	10-15-2040	1,590,451	1,715,943
GNMA	4.00	12-15-2040	2,815,676	3,056,977
GNMA	4.00	1-15-2041	2,807,224	3,048,425
GNMA	4.00	1-15-2041	1,108,188	1,202,882
GNMA	4.00	7-15-2041	686,533	732,937
GNMA	4.00	10-20-2041	1,370,585	1,474,885
GNMA	4.00	11-20-2041	3,824,452	4,114,779
GNMA	4.00	2-20-2042	904,971	973,030
GNMA	4.00	4-20-2042	3,892,433	4,184,698
GNMA	4.00	5-20-2042	3,024,145	3,249,831
GNMA	4.00	3-20-2043	1,080,246	1,161,416

22	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	8-20-2043	$4,836,812	$5,179,332
GNMA	4.00	3-20-2044	5,495,145	5,875,689
GNMA	4.00	5-20-2044	5,326,335	5,695,059
GNMA	4.00	6-20-2044	4,653,510	4,975,719
GNMA	4.00	8-20-2044	6,045,431	6,463,714
GNMA	4.00	10-20-2044	1,271,674	1,359,321
GNMA	4.00	12-20-2044	7,545,627	8,065,607
GNMA	4.50	3-15-2037	60,276	65,458
GNMA	4.50	3-15-2038	32,513	35,286
GNMA	4.50	3-15-2039	3,345,905	3,642,509
GNMA	4.50	3-15-2039	378,000	416,238
GNMA	4.50	4-15-2039	374,552	406,977
GNMA	4.50	5-15-2039	728,471	801,499
GNMA	4.50	6-15-2039	524,647	571,703
GNMA	4.50	7-15-2039	845,490	920,467
GNMA	4.50	7-15-2039	508,131	553,523
GNMA	4.50	9-15-2039	359,397	390,510
GNMA	4.50	10-15-2039	738,093	803,509
GNMA	4.50	12-15-2039	842,913	927,783
GNMA	4.50	1-15-2040	994,760	1,083,984
GNMA	4.50	4-15-2040	111,708	121,478
GNMA	4.50	5-15-2040	1,993,626	2,202,847
GNMA	4.50	5-15-2040	2,038,286	2,244,587
GNMA	4.50	5-15-2040	28,090	30,547
GNMA	4.50	6-15-2040	993,915	1,093,617
GNMA	4.50	6-15-2040	366,663	399,366
GNMA	4.50	6-15-2040	86,956	94,664
GNMA	4.50	9-15-2040	91,835	100,190
GNMA	4.50	9-15-2040	350,042	380,170
GNMA	4.50	10-15-2040	28,621	31,070
GNMA	4.50	11-15-2040	1,484,377	1,616,768
GNMA	4.50	12-15-2040	99,514	108,034
GNMA	4.50	2-15-2041	1,094,771	1,204,672
GNMA	4.50	3-15-2041	63,678	69,344
GNMA	4.50	4-15-2041	127,028	137,954
GNMA	4.50	4-15-2041	250,040	271,358
GNMA	4.50	5-15-2041	28,811	31,318
GNMA	4.50	6-15-2041	1,542,043	1,676,532
GNMA	4.50	6-15-2041	54,809	59,506
GNMA	4.50	6-15-2041	155,872	169,386
GNMA	4.50	6-15-2041	762,319	828,266
GNMA	4.50	7-15-2041	105,347	114,329
GNMA	4.50	7-20-2041	1,127,455	1,228,777
GNMA	4.50	10-15-2041	182,824	199,165
GNMA	4.50	10-15-2041	71,792	77,967
GNMA	4.50	10-15-2041	54,091	58,703
GNMA	4.50	11-20-2041	1,026,026	1,118,251
GNMA	4.50	12-20-2043	4,189,262	4,508,923
GNMA	4.50	1-20-2044	2,545,794	2,740,050
GNMA	4.50	4-20-2044	2,965,285	3,192,083

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.00%	3-15-2035	$351,678	$393,562
GNMA	5.00	5-15-2038	1,244,576	1,383,493
GNMA	5.00	8-15-2038	7,463	8,302
GNMA	5.00	8-15-2038	886,679	987,255
GNMA	5.00	8-15-2038	151,885	168,960
GNMA	5.00	12-15-2038	415,048	461,864
GNMA	5.00	3-15-2039	496,190	551,979
GNMA	5.00	3-15-2039	70,819	78,844
GNMA	5.00	5-15-2039	222,653	247,853
GNMA	5.00	7-15-2039	32,518	36,174
GNMA	5.00	9-15-2039	3,896,508	4,371,469
GNMA	5.00	11-15-2039	1,087,448	1,220,308
GNMA	5.00	1-15-2040	1,733,085	1,944,764
GNMA	5.00	2-15-2040	1,058,998	1,188,895
GNMA	5.00	3-15-2040	3,280,032	3,648,484
GNMA	5.00	5-15-2040	1,104,615	1,226,386
GNMA	5.00	7-15-2040	1,051,307	1,171,277
GNMA	5.00	7-15-2040	3,155	3,503
GNMA	5.00	12-15-2040	766,495	853,539
GNMA	5.00	9-15-2041	92,357	101,928
GNMA	5.00	10-15-2041	224,473	249,580
GNMA	5.00	5-20-2042	1,451,947	1,615,802
GNMA	5.50	9-15-2034	146,016	163,583
GNMA	5.50	11-15-2035	225,301	254,864
GNMA	5.50	12-15-2035	235,062	266,757
GNMA	5.50	2-15-2036	100,079	113,305
GNMA	5.50	3-15-2036	202,137	229,320
GNMA	5.50	5-15-2036	3,417	3,871
GNMA	5.50	5-15-2036	35,718	40,948
GNMA	5.50	2-15-2037	75,402	85,470
GNMA	5.50	6-15-2037	3,617	4,090
GNMA	5.50	8-15-2037	69,500	77,930
GNMA	5.50	2-15-2038	382,236	432,734
GNMA	5.50	2-15-2038	170,806	192,102
GNMA	5.50	3-15-2038	39,758	44,664
GNMA	5.50	3-15-2038	9,537	10,716
GNMA	5.50	4-15-2038	116,680	131,271
GNMA	5.50	5-15-2038	78,861	88,750
GNMA	5.50	5-15-2038	261,326	294,066
GNMA	5.50	6-15-2038	15,538	17,435
GNMA	5.50	6-15-2038	34,096	38,330
GNMA	5.50	6-15-2038	85,509	96,050
GNMA	5.50	7-15-2038	277,972	312,269
GNMA	5.50	8-15-2038	1,603,927	1,842,991
GNMA	5.50	8-15-2038	20,507	23,037
GNMA	5.50	8-15-2038	158,714	178,296
GNMA	5.50	9-15-2038	871,035	978,597
GNMA	5.50	9-15-2038	56,958	64,010
GNMA	5.50	9-15-2038	52,906	60,416
GNMA	5.50	10-15-2038	431,053	483,760

24	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	10-15-2038	$41,346	$46,448
GNMA	5.50	11-15-2038	27,594	31,001
GNMA	5.50	11-15-2038	68,138	76,567
GNMA	5.50	11-15-2038	192,609	216,632
GNMA	5.50	11-15-2038	166,888	187,480
GNMA	5.50	12-15-2038	39,085	43,907
GNMA	5.50	12-15-2038	212,716	239,088
GNMA	5.50	12-15-2038	255,993	287,743
GNMA	5.50	1-15-2039	42,504	47,748
GNMA	5.50	1-15-2039	73,927	83,049
GNMA	5.50	7-15-2039	125,774	141,294
GNMA	5.50	7-15-2039	15,394	17,363
GNMA	5.50	8-15-2039	58,986	66,260
GNMA	5.50	10-15-2039	843,327	947,376
GNMA	5.50	2-15-2040	10,459	11,728
GNMA	5.50	2-15-2040	32,052	36,049
GNMA	5.50	3-15-2040	58,430	66,382
GNMA	5.50	3-15-2040	183,686	205,917
GNMA	5.50	3-15-2040	47,289	53,124
GNMA	5.50	3-15-2040	395,384	444,165
GNMA	5.50	7-15-2040	18,474	20,722
GNMA	5.50	12-15-2040	62,230	69,908
GNMA	5.50	2-15-2041	61,081	68,431
GNMA	5.50	4-15-2041	118,150	132,392
GNMA	6.00	12-15-2031	20,391	23,034
GNMA	6.00	6-15-2036	221,883	250,890
GNMA	6.00	8-15-2036	3,458	3,985
GNMA	6.00	1-15-2037	534,857	611,365
GNMA	6.00	5-15-2037	5,733	6,565
GNMA	6.00	5-15-2037	4,539	5,127
GNMA	6.00	5-15-2037	165,989	188,691
GNMA	6.00	6-15-2037	16,669	19,112
GNMA	6.00	6-15-2037	54,874	63,846
GNMA	6.00	7-15-2037	41,526	46,908
GNMA	6.00	8-15-2037	5,403	6,103
GNMA	6.00	8-15-2037	80,749	93,231
GNMA	6.00	8-15-2037	199,447	225,297
GNMA	6.00	1-15-2038	2,628	2,968
GNMA	6.00	1-15-2038	228,064	257,622
GNMA	6.00	2-15-2038	4,783	5,403
GNMA	6.00	7-15-2038	329,615	372,334
GNMA	6.00	8-15-2038	349,388	394,670
GNMA	6.00	8-15-2038	88,202	99,668
GNMA	6.00	8-15-2038	126,975	143,589
GNMA	6.00	9-15-2038	157,869	178,330
GNMA	6.00	9-15-2038	358,541	405,021
GNMA	6.00	9-15-2038	2,970	3,355
GNMA	6.00	9-15-2038	2,315	2,615
GNMA	6.00	9-15-2038	2,371	2,681
GNMA	6.00	10-15-2038	263,027	297,116

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	10-15-2038	$32,270	$36,452
GNMA	6.00	10-15-2038	17,664	19,957
GNMA	6.00	10-15-2038	50,940	57,542
GNMA	6.00	10-15-2038	148,957	168,262
GNMA	6.00	10-15-2038	9,391	10,608
GNMA	6.00	10-15-2038	44,611	50,409
GNMA	6.00	11-15-2038	81,069	91,604
GNMA	6.00	11-15-2038	90,622	102,409
GNMA	6.00	12-15-2038	4,823	5,565
GNMA	6.00	12-15-2038	252,587	291,597
GNMA	6.00	1-15-2039	3,555	4,016
GNMA	6.00	1-15-2039	116,218	131,332
GNMA	6.00	2-15-2039	2,653	2,999
GNMA	6.00	2-15-2039	237,490	272,095
GNMA	6.00	6-15-2039	14,285	16,137
GNMA	6.00	8-15-2039	5,357	6,114
GNMA	6.00	8-15-2039	19,185	21,672
GNMA	6.00	10-15-2039	31,249	36,097
GNMA	6.00	11-15-2039	2,097	2,369
GNMA	6.00	12-15-2039	256,379	289,606
GNMA	6.00	3-15-2040	6,863	7,752
GNMA	6.00	12-15-2040	194,459	219,662
GNMA	6.00	6-15-2041	711,166	803,335
GNMA	6.00	6-15-2041	101,956	117,148
GNMA	6.00	6-15-2041	504,185	569,529
GNMA	6.50	11-15-2023	456	523
GNMA	6.50	12-15-2023	484	556
GNMA	6.50	10-15-2031	103,689	122,639
GNMA	6.50	3-15-2034	200,148	230,887
GNMA	6.50	9-15-2036	34,104	41,801
GNMA	6.50	2-15-2037	27,530	31,728
GNMA	6.50	12-15-2037	62,513	72,980
GNMA	6.50	1-15-2038	67,802	77,783
GNMA	6.50	4-15-2038	5,393	6,186
GNMA	6.50	5-15-2038	61,252	70,568
GNMA	6.50	5-15-2038	5,217	6,073
GNMA	6.50	8-15-2038	2,385	2,737
GNMA	6.50	8-15-2038	55,376	63,528
GNMA	6.50	8-15-2038	29,487	35,021
GNMA	6.50	9-15-2038	65,832	75,523
GNMA	6.50	9-15-2038	199,476	241,916
GNMA	6.50	10-15-2038	78,195	89,705
GNMA	6.50	10-15-2038	629,191	721,810
GNMA	6.50	10-15-2038	44,203	51,769
GNMA	6.50	11-15-2038	17,824	20,448
GNMA	6.50	11-15-2038	2,052	2,354
GNMA	6.50	12-15-2038	90,839	104,887
GNMA	6.50	2-15-2039	2,523	2,943
GNMA	6.50	5-15-2040	115,137	132,086
GNMA	6.50	7-15-2040	107,347	129,559

26	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	7-15-2040	$455,703	$524,132
GNMA	7.00	3-15-2037	16,875	18,451
TVA	3.50	12-15-2042	150,000	148,709
TVA	3.88	2-15-2021	1,320,000	1,470,762
TVA	4.50	4-1-2018	200,000	214,731
TVA	4.65	6-15-2035	200,000	237,501
TVA	4.88	1-15-2048	200,000	237,251
TVA	5.25	9-15-2039	1,500,000	1,919,262
TVA	5.50	7-18-2017	650,000	690,745
TVA	5.88	4-1-2036	300,000	409,925
TVA	6.15	1-15-2038	400,000	568,123

Total Agency Securities (Cost $1,360,028,525)				1,401,858,918

Corporate Bonds and Notes: 20.53%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	108,016
Delphi Corporation	4.15	3-15-2024	1,000,000	1,017,521
Johnson Controls Incorporated	3.75	12-1-2021	500,000	515,898
Johnson Controls Incorporated	4.25	3-1-2021	120,000	125,934
Johnson Controls Incorporated	4.63	7-2-2044	850,000	780,456
Johnson Controls Incorporated	5.00	3-30-2020	100,000	107,965
Johnson Controls Incorporated	5.70	3-1-2041	240,000	248,139

				2,903,929

Automobiles: 0.07%
Ford Motor Company	6.63	10-1-2028	200,000	229,108
Ford Motor Company	7.45	7-16-2031	1,000,000	1,225,301
General Motors Company	3.50	10-2-2018	1,000,000	1,002,900
General Motors Company	6.25	10-2-2043	1,250,000	1,223,299

				3,680,608

Diversified Consumer Services: 0.05%
Cornell University	5.45	2-1-2019	100,000	110,727
President & Fellows of Harvard College	4.88	10-15-2040	300,000	367,489
Princeton University	5.70	3-1-2039	500,000	671,361
Stanford University	4.75	5-1-2019	500,000	549,007
Trustee of Dartmouth College	4.75	6-1-2019	75,000	83,129
University of Pennsylvania	4.67	9-1-2112	500,000	535,489
Vanderbilt University	5.25	4-1-2019	250,000	278,535

				2,595,737

Hotels, Restaurants & Leisure: 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	147,084
Carnival Corporation	1.88	12-15-2017	200,000	200,183
Carnival Corporation	3.95	10-15-2020	267,000	281,836
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	21,781
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	156,309

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Marriott International Incorporated	3.00%	3-1-2019	$200,000	$203,938
Marriott International Incorporated	3.38	10-15-2020	167,000	171,732
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,001,219
McDonald’s Corporation	3.38	5-26-2025	350,000	357,800
McDonald’s Corporation	3.50	7-15-2020	200,000	210,945
McDonald’s Corporation	3.63	5-20-2021	100,000	106,390
McDonald’s Corporation	3.70	2-15-2042	500,000	432,771
McDonald’s Corporation	5.35	3-1-2018	400,000	429,056
McDonald’s Corporation	5.80	10-15-2017	100,000	106,763
McDonald’s Corporation	6.30	10-15-2037	300,000	358,617
McDonald’s Corporation	6.30	3-1-2038	600,000	720,227
McDonald’s Corporation	4.60	5-26-2045	250,000	251,338
Starbucks Corporation	2.00	12-5-2018	250,000	253,699
Starbucks Corporation	2.70	6-15-2022	200,000	206,089
Starbucks Corporation	4.30	6-15-2045	150,000	161,556
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	224,903
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	504,255
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,001,510
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	491,422

				8,001,423

Household Durables: 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	101,509
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	102,729
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	195,641
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	98,157
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	176,241
Tupperware Brands Corporation	4.75	6-1-2021	250,000	256,270
Whirlpool Corporation	4.00	3-1-2024	125,000	131,212
Whirlpool Corporation	4.70	6-1-2022	200,000	217,375
Whirlpool Corporation	4.85	6-15-2021	100,000	109,600

				1,388,734

Internet & Catalog Retail: 0.10%
Amazon.com Incorporated	1.20	11-29-2017	350,000	349,578
Amazon.com Incorporated	2.50	11-29-2022	500,000	501,498
Amazon.com Incorporated	2.60	12-5-2019	400,000	410,299
Amazon.com Incorporated	3.30	12-5-2021	400,000	420,462
Amazon.com Incorporated	3.80	12-5-2024	500,000	534,317
Amazon.com Incorporated	4.80	12-5-2034	500,000	540,334
Amazon.com Incorporated	4.95	12-5-2044	600,000	663,685
Expedia Incorporated	4.50	8-15-2024	100,000	93,315
Expedia Incorporated	5.95	8-15-2020	600,000	652,060
QVC Incorporated	4.38	3-15-2023	300,000	284,132
QVC Incorporated	4.45	2-15-2025	500,000	467,785
QVC Incorporated	5.13	7-2-2022	200,000	203,095
QVC Incorporated	5.45	8-15-2034	250,000	208,945
QVC Incorporated	5.95	3-15-2043	125,000	105,818

				5,435,323

28	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Leisure Products: 0.01%
Hasbro Incorporated	6.35%	3-15-2040	$155,000	$170,747
Mattel Incorporated	1.70	3-15-2018	125,000	123,602
Mattel Incorporated	3.15	3-15-2023	100,000	97,728
Mattel Incorporated	4.35	10-1-2020	100,000	105,263
Mattel Incorporated	6.20	10-1-2040	100,000	107,147

				604,487

Media: 1.12%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	376,434
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	513,123
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	544,686
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	468,916
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	792,448
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	556,965
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	390,706
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	567,628
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	562,628
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	322,400
CBS Corporation	1.95	7-1-2017	200,000	200,964
CBS Corporation	3.70	8-15-2024	500,000	498,000
CBS Corporation	4.63	5-15-2018	180,000	189,710
CBS Corporation	4.85	7-1-2042	200,000	178,764
CBS Corporation	4.90	8-15-2044	500,000	453,918
CBS Corporation	7.88	7-30-2030	600,000	753,683
CCO Safari II LLC 144A	4.46	7-23-2022	3,000,000	3,047,091
CCO Safari II LLC 144A	6.48	10-23-2045	2,000,000	2,100,814
Comcast Corporation	3.13	7-15-2022	500,000	520,713
Comcast Corporation	3.38	2-15-2025	750,000	781,216
Comcast Corporation	3.60	3-1-2024	500,000	529,821
Comcast Corporation	4.20	8-15-2034	750,000	763,851
Comcast Corporation	4.40	8-15-2035	300,000	312,516
Comcast Corporation	4.65	7-15-2042	548,000	581,217
Comcast Corporation	4.75	3-1-2044	375,000	394,140
Comcast Corporation	5.15	3-1-2020	500,000	561,710
Comcast Corporation	5.70	7-1-2019	1,000,000	1,123,427
Comcast Corporation	5.88	2-15-2018	75,000	81,330
Comcast Corporation	6.30	11-15-2017	500,000	540,970
Comcast Corporation	6.40	3-1-2040	500,000	641,116
Comcast Corporation	6.45	3-15-2037	900,000	1,138,227
Comcast Corporation	6.50	11-15-2035	550,000	692,597
Comcast Corporation	6.55	7-1-2039	650,000	840,038
Comcast Corporation	6.95	8-15-2037	400,000	532,867
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,009,831
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	513,789
DIRECTV Holdings LLC	4.45	4-1-2024	700,000	738,126
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	377,439
DIRECTV Holdings LLC «	5.00	3-1-2021	700,000	768,491
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	463,844
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	361,252

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	6.00%	8-15-2040	$400,000	$412,396
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	154,951
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	538,980
Discovery Communications LLC	3.30	5-15-2022	250,000	235,239
Discovery Communications LLC	4.38	6-15-2021	300,000	305,489
Discovery Communications LLC	4.95	5-15-2042	250,000	198,736
Discovery Communications LLC	5.05	6-1-2020	750,000	785,139
Discovery Communications LLC	5.63	8-15-2019	250,000	270,520
Discovery Communications LLC	6.35	6-1-2040	250,000	240,655
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,016,898
NBCUniversal Media LLC	2.88	1-15-2023	500,000	509,523
NBCUniversal Media LLC	4.38	4-1-2021	800,000	882,925
NBCUniversal Media LLC	4.45	1-15-2043	500,000	499,967
NBCUniversal Media LLC	5.95	4-1-2041	500,000	605,832
Omnicom Group Incorporated	3.63	5-1-2022	250,000	254,872
Omnicom Group Incorporated	4.45	8-15-2020	90,000	94,235
Omnicom Group Incorporated	6.25	7-15-2019	650,000	729,321
Scripps Networks Interactive Incorporated	2.80	6-15-2020	1,500,000	1,468,598
TCI Communications Incorporated	7.13	2-15-2028	350,000	462,500
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,022,371
Thomson Reuters Corporation	4.30	11-23-2023	300,000	316,595
Thomson Reuters Corporation	4.70	10-15-2019	425,000	457,843
Thomson Reuters Corporation	5.65	11-23-2043	200,000	206,847
Thomson Reuters Corporation	5.85	4-15-2040	134,000	138,255
Thomson Reuters Corporation	6.50	7-15-2018	500,000	550,531
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	310,504
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	514,800
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	490,320
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	269,360
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	539,234
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	567,924
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	267,090
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	519,196
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	318,336
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	856,298
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	908,861
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	817,271
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	504,085
Time Warner Cable Incorporated	7.30	7-1-2038	550,000	580,419
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,001,731
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	171,503
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	303,716
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	815,010
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	322,299
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	357,736
Time Warner Incorporated	3.40	6-15-2022	100,000	98,959
Time Warner Incorporated	4.65	6-1-2044	750,000	657,973
Time Warner Incorporated	4.75	3-29-2021	500,000	539,163
Time Warner Incorporated	4.90	6-15-2042	51,000	44,746
Time Warner Incorporated	6.10	7-15-2040	400,000	421,595

30	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Incorporated	6.25%	3-29-2041	$500,000	$535,696
Time Warner Incorporated	6.50	11-15-2036	252,000	271,406
Time Warner Incorporated	7.57	2-1-2024	250,000	304,033
Time Warner Incorporated	7.70	5-1-2032	700,000	840,049
Viacom Incorporated	2.75	12-15-2019	150,000	149,425
Viacom Incorporated	3.25	3-15-2023	200,000	181,404
Viacom Incorporated	3.50	4-1-2017	100,000	100,991
Viacom Incorporated	4.25	9-1-2023	1,000,000	977,288
Viacom Incorporated	4.38	3-15-2043	552,000	376,538
Viacom Incorporated	4.50	3-1-2021	500,000	516,473
Viacom Incorporated	4.88	6-15-2043	175,000	126,992
Viacom Incorporated	5.25	4-1-2044	500,000	397,385
Viacom Incorporated	5.50	5-15-2033	200,000	200,236
Viacom Incorporated	5.63	9-15-2019	150,000	160,936
Viacom Incorporated	5.85	9-1-2043	125,000	105,865
Viacom Incorporated	6.13	10-5-2017	250,000	262,432
Viacom Incorporated	6.88	4-30-2036	340,000	320,210
Walt Disney Company	2.35	12-1-2022	500,000	507,876
Walt Disney Company	2.55	2-15-2022	250,000	256,749
Walt Disney Company	2.75	8-16-2021	500,000	520,969
Walt Disney Company	4.13	12-1-2041	250,000	256,369
Walt Disney Company	4.38	8-16-2041	250,000	266,984
Walt Disney Company	5.50	3-15-2019	500,000	560,013
Walt Disney Company	7.00	3-1-2032	75,000	106,165

				59,647,237

Multiline Retail: 0.14%
Dollar General Corporation	3.25	4-15-2023	350,000	345,509
Kohl’s Corporation	3.25	2-1-2023	150,000	140,020
Kohl’s Corporation	4.75	12-15-2023	300,000	300,835
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	198,295
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	295,584
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	489,401
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	527,004
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	396,872
Nordstrom Incorporated	4.00	10-15-2021	250,000	261,198
Nordstrom Incorporated	4.75	5-1-2020	135,000	145,885
Nordstrom Incorporated	5.00	1-15-2044	100,000	94,886
Nordstrom Incorporated	6.25	1-15-2018	500,000	538,513
Target Corporation	2.90	1-15-2022	250,000	259,477
Target Corporation	4.00	7-1-2042	475,000	483,672
Target Corporation	5.38	5-1-2017	350,000	367,669
Target Corporation	6.00	1-15-2018	500,000	543,822
Target Corporation	6.35	11-1-2032	300,000	389,150
Target Corporation	6.50	10-15-2037	400,000	530,733
Target Corporation	7.00	1-15-2038	768,000	1,075,328

				7,383,853

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.25%
Advance Auto Parts Incorporated	4.50%	1-15-2022	$100,000	$104,832
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	258,206
AutoZone Incorporated	2.88	1-15-2023	250,000	248,121
AutoZone Incorporated	3.13	7-15-2023	150,000	149,549
AutoZone Incorporated	4.00	11-15-2020	200,000	211,550
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	213,637
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	282,116
Gap Incorporated	5.95	4-12-2021	700,000	728,622
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,027,912
Home Depot Incorporated	2.70	4-1-2023	375,000	385,197
Home Depot Incorporated	3.75	2-15-2024	500,000	546,471
Home Depot Incorporated	3.95	9-15-2020	400,000	436,111
Home Depot Incorporated	4.20	4-1-2043	400,000	414,624
Home Depot Incorporated	4.40	4-1-2021	500,000	555,570
Home Depot Incorporated	4.88	2-15-2044	500,000	561,551
Home Depot Incorporated	5.40	9-15-2040	200,000	239,974
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,872,017
Home Depot Incorporated	5.95	4-1-2041	500,000	638,011
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	208,754
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	161,616
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	540,203
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	272,166
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	256,943
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	436,244
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	539,942
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	302,214
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	134,335
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	97,126
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	463,499
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	156,578
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	48,833
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	161,943
Staples Incorporated	4.38	1-12-2023	200,000	194,412
TJX Companies Incorporated	2.75	6-15-2021	500,000	512,939
TJX Companies Incorporated	6.95	4-15-2019	85,000	98,018

				13,459,836

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	100,552
Nike Incorporated	3.63	5-1-2043	100,000	96,825
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,654
VF Corporation	3.50	9-1-2021	250,000	266,439
VF Corporation	5.95	11-1-2017	100,000	107,028
VF Corporation	6.45	11-1-2037	150,000	195,804

				817,302

Consumer Staples: 1.96%

Beverages: 0.58%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	214,338
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	52,089

32	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Anheuser-Busch Companies Incorporated	5.75%	4-1-2036	$250,000	$287,493
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	1,200,000	1,211,374
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	494,147
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	793,969
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	283,055
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	363,536
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	1,500,000	1,607,855
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	750,000	751,764
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,735,080
Anheuser-Busch InBev Worldwide Incorporated	3.65	2-1-2026	3,500,000	3,609,869
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	327,179
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,105,638
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	927,260
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	584,999
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	581,300
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	738,540
Beam Incorporated	1.75	6-15-2018	250,000	246,702
Beam Incorporated	1.88	5-15-2017	250,000	250,463
Brown-Forman Corporation	2.25	1-15-2023	250,000	246,828
Brown-Forman Corporation	3.75	1-15-2043	100,000	94,331
Coca-Cola Company	1.15	4-1-2018	500,000	501,417
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,113,951
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,032,975
Coca-Cola Company	2.50	4-1-2023	350,000	357,532
Coca-Cola Company	3.20	11-1-2023	400,000	426,055
Coca-Cola Company	3.30	9-1-2021	70,000	74,769
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	519,662
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	108,691
Diageo Investment Corporation	2.88	5-11-2022	600,000	613,871
Diageo Investment Corporation	4.25	5-11-2042	250,000	252,318
Diageo Investment Corporation	7.45	4-15-2035	150,000	208,293
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	257,353
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	140,587
Molson Coors Brewing Company	5.00	5-1-2042	500,000	493,154
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,294
PepsiCo Incorporated	2.25	1-7-2019	350,000	357,807
PepsiCo Incorporated	2.75	3-5-2022	370,000	382,218
PepsiCo Incorporated	2.75	3-1-2023	475,000	487,378
PepsiCo Incorporated	3.00	8-25-2021	250,000	262,279
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,055,462
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,087,300
PepsiCo Incorporated	3.60	8-13-2042	250,000	235,291
PepsiCo Incorporated	4.00	3-5-2042	250,000	249,413
PepsiCo Incorporated	4.25	10-22-2044	200,000	206,866
PepsiCo Incorporated	4.50	1-15-2020	200,000	220,610
PepsiCo Incorporated	4.88	11-1-2040	325,000	361,963
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,082,117
PepsiCo Incorporated	5.50	1-15-2040	300,000	355,860
PepsiCo Incorporated	7.90	11-1-2018	500,000	581,741
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	821,560

				30,757,596

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing: 0.53%
Costco Wholesale Corporation	1.13%	12-15-2017	$1,000,000	$1,002,982
Costco Wholesale Corporation	1.70	12-15-2019	500,000	503,878
Costco Wholesale Corporation	5.50	3-15-2017	400,000	419,528
CVS Caremark Corporation	2.25	12-5-2018	278,000	280,879
CVS Caremark Corporation	2.75	12-1-2022	500,000	498,090
CVS Caremark Corporation	3.38	8-12-2024	800,000	828,549
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,079,794
CVS Caremark Corporation	4.75	5-18-2020	250,000	272,938
CVS Caremark Corporation	5.30	12-5-2043	300,000	340,294
CVS Caremark Corporation	5.75	6-1-2017	400,000	421,871
CVS Caremark Corporation	5.75	5-15-2041	300,000	352,465
CVS Caremark Corporation	6.25	6-1-2027	515,000	620,761
CVS Health Corporation	2.80	7-20-2020	2,000,000	2,048,106
CVS Health Corporation	4.88	7-20-2035	750,000	805,861
CVS Health Corporation	5.13	7-20-2045	1,000,000	1,122,231
Delhaize America Incorporated	9.00	4-15-2031	500,000	662,428
Sysco Corporation	5.25	2-12-2018	300,000	317,034
Sysco Corporation	6.63	3-17-2039	200,000	254,545
The Kroger Company	2.30	1-15-2019	200,000	203,507
The Kroger Company	3.30	1-15-2021	500,000	523,142
The Kroger Company	3.40	4-15-2022	250,000	259,300
The Kroger Company	3.85	8-1-2023	250,000	267,248
The Kroger Company	5.00	4-15-2042	250,000	267,681
The Kroger Company	5.15	8-1-2043	150,000	165,379
The Kroger Company	6.15	1-15-2020	800,000	920,706
The Kroger Company	6.90	4-15-2038	300,000	384,548
The Kroger Company	7.50	4-1-2031	75,000	95,662
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	500,844
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	799,788
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,186,208
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	400,845
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	558,285
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	527,900
Wal-Mart Stores Incorporated	4.88	7-8-2040	250,000	275,486
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	568,571
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,124,513
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	728,252
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	613,228
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	764,490
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	126,866
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,319,715
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	718,454
Walgreen Company	3.10	9-15-2022	1,000,000	984,236
Walgreen Company	4.40	9-15-2042	500,000	427,558
Walgreen Company	5.25	1-15-2019	62,000	66,711
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	301,639
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,002,852
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	456,940

				28,372,788

34	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 0.42%
Archer-Daniels-Midland Company	4.02%	4-16-2043	$840,000	$814,554
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	584,490
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	260,907
Archer-Daniels-Midland Company	5.45	3-15-2018	80,000	86,219
Campbell Soup Company	2.50	8-2-2022	121,000	118,276
Campbell Soup Company	4.50	2-15-2019	285,000	303,686
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	497,794
ConAgra Foods Incorporated	7.00	4-15-2019	101,000	114,383
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	166,301
General Mills Incorporated	3.65	2-15-2024	250,000	264,347
General Mills Incorporated	5.40	6-15-2040	345,000	400,094
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,106,927
H. J. Heinz Company 144A	2.80	7-2-2020	1,000,000	1,012,068
H. J. Heinz Company 144A	5.00	7-15-2035	1,000,000	1,042,625
H. J. Heinz Company 144A	5.20	7-15-2045	750,000	807,663
Hershey Company	2.63	5-1-2023	100,000	101,675
Hershey Company	4.13	12-1-2020	500,000	549,257
Hormel Foods Corporation	4.13	4-15-2021	100,000	108,936
Ingredion Incorporated	1.80	9-25-2017	150,000	149,230
Ingredion Incorporated	4.63	11-1-2020	300,000	314,573
J.M. Smucker Company	3.50	10-15-2021	300,000	312,850
J.M. Smucker Company	3.50	3-15-2025	1,500,000	1,548,456
Kellogg Company	3.25	5-21-2018	65,000	67,070
Kellogg Company	4.00	12-15-2020	221,000	235,150
Kellogg Company	4.15	11-15-2019	300,000	321,491
Kellogg Company Series B	7.45	4-1-2031	350,000	451,463
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	503,878
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,031,995
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	777,828
Kraft Foods Group Incorporated	5.38	2-10-2020	250,000	278,915
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,094,410
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	1,002,042
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	600,817
McCormick & Company	3.50	9-1-2023	179,000	191,689
McCormick & Company	3.90	7-15-2021	75,000	81,603
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	271,303
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	113,034
Mondelez International	4.00	2-1-2024	1,200,000	1,251,812
Sara Lee Corporation	4.10	9-15-2020	266,000	276,693
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,054,483
Tyson Foods Incorporated	4.50	6-15-2022	500,000	538,240
Tyson Foods Incorporated	4.88	8-15-2034	250,000	256,750
Unilever Capital Corporation	0.85	8-2-2017	500,000	499,316
Unilever Capital Corporation	4.25	2-10-2021	300,000	332,622
Unilever Capital Corporation	4.80	2-15-2019	350,000	383,706
Unilever Capital Corporation	5.90	11-15-2032	300,000	390,582

				22,672,203

Household Products: 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	106,778
Clorox Company	3.05	9-15-2022	161,000	163,540

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Household Products (continued)
Clorox Company	3.50%	12-15-2024	$200,000	$207,313
Clorox Company	5.95	10-15-2017	90,000	96,364
Colgate-Palmolive Company	1.95	2-1-2023	500,000	491,161
Colgate-Palmolive Company	2.30	5-3-2022	500,000	508,839
Colgate-Palmolive Company	2.95	11-1-2020	200,000	211,374
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	150,496
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	802,022
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	293,286
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	214,283
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	271,012
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	115,048
The Procter & Gamble Company	3.10	8-15-2023	375,000	397,814
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,652,708
The Procter & Gamble Company	5.50	2-1-2034	350,000	428,701
The Procter & Gamble Company	5.55	3-5-2037	500,000	632,884
The Procter & Gamble Company	5.80	8-15-2034	100,000	126,639

				6,870,262

Personal Products: 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	251,651

Tobacco: 0.30%
Altria Group Incorporated	2.63	1-14-2020	400,000	407,497
Altria Group Incorporated	4.00	1-31-2024	89,000	95,685
Altria Group Incorporated	4.25	8-9-2042	500,000	476,931
Altria Group Incorporated	4.50	5-2-2043	250,000	247,409
Altria Group Incorporated	4.75	5-5-2021	500,000	553,524
Altria Group Incorporated	5.38	1-31-2044	750,000	847,499
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,224,746
Altria Group Incorporated	9.70	11-10-2018	355,000	424,972
Altria Group Incorporated	9.95	11-10-2038	226,000	370,109
Altria Group Incorporated	10.20	2-6-2039	161,000	271,007
Philip Morris International Incorporated	1.13	8-21-2017	250,000	250,210
Philip Morris International Incorporated	1.88	1-15-2019	250,000	253,027
Philip Morris International Incorporated	2.50	8-22-2022	250,000	252,172
Philip Morris International Incorporated	2.63	3-6-2023	175,000	178,094
Philip Morris International Incorporated	3.25	11-10-2024	300,000	313,238
Philip Morris International Incorporated	3.88	8-21-2042	250,000	237,555
Philip Morris International Incorporated	4.13	3-4-2043	300,000	296,926
Philip Morris International Incorporated	4.25	11-10-2044	300,000	307,052
Philip Morris International Incorporated	4.38	11-15-2041	500,000	516,029
Philip Morris International Incorporated	4.50	3-26-2020	750,000	827,039
Philip Morris International Incorporated	4.50	3-20-2042	200,000	208,962
Philip Morris International Incorporated	5.65	5-16-2018	1,300,000	1,418,685
Philip Morris International Incorporated	6.38	5-16-2038	600,000	778,205
Reynolds American Incorporated	2.30	8-21-2017	100,000	100,746
Reynolds American Incorporated	4.00	6-12-2022	400,000	431,841
Reynolds American Incorporated	4.45	6-12-2025	500,000	543,040
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,676,925
Reynolds American Incorporated	5.70	8-15-2035	300,000	338,724

36	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Reynolds American Incorporated	5.85%	8-15-2045	$1,000,000	$1,173,896
Reynolds American Incorporated	6.15	9-15-2043	125,000	148,147
Reynolds American Incorporated	6.88	5-1-2020	250,000	292,257
Reynolds American Incorporated	7.25	6-15-2037	200,000	250,702
Reynolds American Incorporated	8.13	6-23-2019	155,000	182,692

				15,895,543

Energy: 1.51%

Energy Equipment & Services: 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	438,961
Baker Hughes Incorporated	6.88	1-15-2029	250,000	284,544
Baker Hughes Incorporated	7.50	11-15-2018	375,000	413,561
Cameron International Corporation	4.00	12-15-2023	400,000	396,356
Cameron International Corporation	4.50	6-1-2021	200,000	205,944
Cameron International Corporation	5.13	12-15-2043	187,000	176,686
Cameron International Corporation	5.95	6-1-2041	100,000	103,798
Cameron International Corporation	7.00	7-15-2038	100,000	114,131
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	178,440
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	190,095
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	323,066
FMC Technologies Incorporated	3.45	10-1-2022	100,000	83,981
Halliburton Company	2.00	8-1-2018	500,000	494,992
Halliburton Company	3.25	11-15-2021	200,000	197,535
Halliburton Company	3.50	8-1-2023	500,000	466,325
Halliburton Company	4.50	11-15-2041	250,000	195,955
Halliburton Company	4.75	8-1-2043	250,000	208,659
Halliburton Company	6.15	9-15-2019	350,000	381,381
Halliburton Company	7.45	9-15-2039	650,000	749,243
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	822,600
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	268,826

				6,695,079

Oil, Gas & Consumable Fuels: 1.38%
Amerada Hess Corporation	7.13	3-15-2033	500,000	416,675
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	202,659
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	342,141
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	238,796
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	705,755
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	458,807
Apache Corporation	3.25	4-15-2022	362,000	315,650
Apache Corporation	3.63	2-1-2021	500,000	456,332
Apache Corporation	4.25	1-15-2044	250,000	179,059
Apache Corporation	5.10	9-1-2040	575,000	421,704
Apache Corporation	5.25	2-1-2042	100,000	78,300
Apache Corporation	6.00	1-15-2037	500,000	414,305
BJ Services Company	6.00	6-1-2018	150,000	158,494
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	79,513
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	145,756
Buckeye Partners LP	4.15	7-1-2023	250,000	213,657

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP	4.88%	2-1-2021	$560,000	$511,465
Buckeye Partners LP	5.50	8-15-2019	150,000	147,502
Buckeye Partners LP	5.85	11-15-2043	200,000	148,077
Buckeye Partners LP	6.05	1-15-2018	100,000	102,543
Chevron Corporation	1.10	12-5-2017	1,000,000	992,061
Chevron Corporation	1.72	6-24-2018	2,000,000	1,996,832
Chevron Corporation	2.19	11-15-2019	100,000	100,489
Chevron Corporation	2.36	12-5-2022	750,000	719,896
Chevron Corporation	3.19	6-24-2023	1,000,000	1,007,294
Chevron Corporation	4.95	3-3-2019	500,000	541,362
Columbia Pipeline Group Incorporated 144A	3.30	6-1-2020	900,000	842,748
Columbia Pipeline Group Incorporated 144A	5.80	6-1-2045	200,000	169,266
ConocoPhillips Company	1.05	12-15-2017	250,000	240,884
ConocoPhillips Company	1.50	5-15-2018	1,000,000	954,680
ConocoPhillips Company	2.40	12-15-2022	500,000	435,250
ConocoPhillips Company	3.35	11-15-2024	750,000	661,766
ConocoPhillips Company «	3.35	5-15-2025	500,000	442,678
ConocoPhillips Company	4.30	11-15-2044	300,000	241,109
ConocoPhillips Company	5.20	5-15-2018	250,000	259,198
ConocoPhillips Company	5.90	10-15-2032	250,000	234,219
ConocoPhillips Company	5.90	5-15-2038	100,000	95,249
ConocoPhillips Company	6.00	1-15-2020	750,000	788,470
ConocoPhillips Company	6.95	4-15-2029	300,000	321,350
Devon Energy Corporation	3.25	5-15-2022	500,000	385,000
Devon Energy Corporation	4.00	7-15-2021	200,000	163,369
Devon Energy Corporation	4.75	5-15-2042	500,000	320,473
Devon Energy Corporation	5.60	7-15-2041	200,000	136,476
Devon Energy Corporation	6.30	1-15-2019	600,000	568,989
Devon Energy Corporation	7.95	4-15-2032	500,000	402,204
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	490,168
El Paso Natural Gas Company	5.95	4-15-2017	150,000	151,763
El Paso Natural Gas Company	8.38	6-15-2032	650,000	654,363
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	72,940
Enable Midstream Partners LP	3.90	5-15-2024	1,000,000	638,829
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	361,367
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	150,784
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	202,069
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	238,200
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	134,533
Energy Transfer Partners LP	3.60	2-1-2023	300,000	248,920
Energy Transfer Partners LP	4.65	6-1-2021	1,100,000	951,583
Energy Transfer Partners LP	4.75	1-15-2026	400,000	343,343
Energy Transfer Partners LP	4.90	2-1-2024	300,000	262,414
Energy Transfer Partners LP	5.15	2-1-2043	200,000	147,269
Energy Transfer Partners LP	5.15	3-15-2045	400,000	291,923
Energy Transfer Partners LP	5.20	2-1-2022	500,000	432,534
Energy Transfer Partners LP	5.95	10-1-2043	200,000	158,149
Energy Transfer Partners LP	6.05	6-1-2041	300,000	230,669
Energy Transfer Partners LP	6.13	12-15-2045	400,000	329,002
Energy Transfer Partners LP	6.50	2-1-2042	500,000	404,183

38	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	6.63%	10-15-2036	$230,000	$191,694
Energy Transfer Partners LP	6.70	7-1-2018	100,000	99,794
Energy Transfer Partners LP	7.50	7-1-2038	100,000	89,207
Energy Transfer Partners LP	8.25	11-15-2029	125,000	129,227
Energy Transfer Partners LP	9.00	4-15-2019	500,000	514,032
Eni Lasmo plc	7.30	11-15-2027	200,000	229,114
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	193,228
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	483,891
Enterprise Products Operating LLC	3.35	3-15-2023	350,000	328,290
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	283,933
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	249,726
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	201,639
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	343,312
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	308,575
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	526,683
Enterprise Products Operating LLC	5.25	1-31-2020	200,000	207,402
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	189,900
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	94,669
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	951,867
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	420,006
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	265,670
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	111,289
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	416,178
EOG Resources Incorporated	2.63	3-15-2023	450,000	406,109
EOG Resources Incorporated	3.90	4-1-2035	200,000	169,332
EOG Resources Incorporated	4.10	2-1-2021	200,000	203,529
EOG Resources Incorporated	4.40	6-1-2020	300,000	307,414
EOG Resources Incorporated	5.63	6-1-2019	75,000	79,101
EOG Resources Incorporated	6.88	10-1-2018	400,000	433,827
EQT Corporation	4.88	11-15-2021	300,000	267,197
EQT Corporation	8.13	6-1-2019	325,000	334,577
Equitable Resources Incorporated	6.50	4-1-2018	100,000	100,885
Exxon Mobil Corporation	0.92	3-15-2017	750,000	750,315
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,005,267
Exxon Mobil Corporation	2.71	3-6-2025	500,000	494,915
Exxon Mobil Corporation	3.18	3-15-2024	500,000	511,684
Exxon Mobil Corporation	3.57	3-6-2045	500,000	465,058
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	175,494
Hess Corporation	5.60	2-15-2041	300,000	217,461
Hess Corporation	6.00	1-15-2040	350,000	265,451
Hess Corporation	7.30	8-15-2031	384,000	335,196
Hess Corporation	7.88	10-1-2029	280,000	256,491
Hess Corporation	8.13	2-15-2019	500,000	519,666
Kerr-McGee Corporation	6.95	7-1-2024	200,000	189,585
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	214,457
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	270,560
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	210,192
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	339,036
Kinder Morgan Energy Partners LP	4.30	6-1-2025	750,000	678,305
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	191,704

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.00%	3-1-2043	$225,000	$172,409
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	122,639
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	244,822
Kinder Morgan Energy Partners LP	5.55	6-1-2045	750,000	622,761
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	81,972
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	515,064
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	431,961
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	451,400
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	169,478
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	105,075
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	628,058
Marathon Oil Corporation	2.80	11-1-2022	600,000	393,289
Marathon Oil Corporation	3.85	6-1-2025	350,000	240,934
Marathon Oil Corporation	5.20	6-1-2045	200,000	117,556
Marathon Oil Corporation	6.00	10-1-2017	625,000	606,259
Marathon Oil Corporation	6.60	10-1-2037	450,000	304,551
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	407,785
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	324,429
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	35,042
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	427,785
Murphy Oil Corporation	7.05	5-1-2029	200,000	128,252
Nabors Industries Incorporated	5.00	9-15-2020	300,000	225,986
Nabors Industries Incorporated	6.15	2-15-2018	500,000	472,884
Nabors Industries Incorporated	9.25	1-15-2019	500,000	469,011
Nextera Energy Capital	4.50	6-1-2021	200,000	216,015
Noble Energy Incorporated	3.90	11-15-2024	300,000	253,351
Noble Energy Incorporated	4.15	12-15-2021	500,000	435,631
Noble Energy Incorporated	5.05	11-15-2044	500,000	367,853
Noble Energy Incorporated	6.00	3-1-2041	565,000	428,203
Noble Energy Incorporated	8.25	3-1-2019	350,000	359,612
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	167,420
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	245,816
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	468,564
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	290,918
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	485,910
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	287,841
ONEOK Partners LP	3.20	9-15-2018	125,000	113,456
ONEOK Partners LP	3.38	10-1-2022	1,000,000	790,202
ONEOK Partners LP	6.13	2-1-2041	500,000	363,495
ONEOK Partners LP	6.20	9-15-2043	179,000	129,520
ONEOK Partners LP	6.85	10-15-2037	500,000	390,240
ONEOK Partners LP	8.63	3-1-2019	350,000	360,032
Phillips 66	4.30	4-1-2022	1,000,000	1,019,916
Phillips 66	4.65	11-15-2034	200,000	182,658
Phillips 66	4.88	11-15-2044	200,000	180,047
Phillips 66	5.88	5-1-2042	750,000	717,905
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	949,276
Plains All American Pipeline LP	2.60	12-15-2019	200,000	177,477
Plains All American Pipeline LP	3.60	11-1-2024	300,000	230,675
Plains All American Pipeline LP	3.65	6-1-2022	500,000	411,878

40	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	3.85%	10-15-2023	$500,000	$405,864
Plains All American Pipeline LP	4.90	2-15-2045	250,000	168,036
Plains All American Pipeline LP	5.00	2-1-2021	200,000	186,594
Plains All American Pipeline LP	5.15	6-1-2042	500,000	349,550
Plains All American Pipeline LP	6.50	5-1-2018	150,000	149,051
Plains All American Pipeline LP	6.65	1-15-2037	200,000	160,164
Plains All American Pipeline LP	8.75	5-1-2019	400,000	410,864
Rowan Companies Incorporated	4.75	1-15-2024	200,000	110,174
Rowan Companies Incorporated	5.40	12-1-2042	150,000	75,134
Rowan Companies Incorporated	5.85	1-15-2044	200,000	101,235
Rowan Companies Incorporated	7.88	8-1-2019	300,000	242,487
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	936,181
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	505,740
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	166,221
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	102,207
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	98,770
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	106,219
Spectra Energy Partners LP	2.95	9-25-2018	500,000	492,266
Spectra Energy Partners LP	4.75	3-15-2024	350,000	348,365
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	163,834
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	104,966
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	369,211
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	148,462
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	215,815
TC Pipelines LP	4.65	6-15-2021	300,000	285,908
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	253,476
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	356,241
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	99,715
Valero Energy Corporation	6.13	6-15-2017	500,000	516,441
Valero Energy Corporation	6.13	2-1-2020	65,000	69,733
Valero Energy Corporation	6.63	6-15-2037	1,000,000	995,129
Valero Energy Corporation	7.50	4-15-2032	300,000	320,104
Valero Energy Corporation	9.38	3-15-2019	250,000	290,363
Western Gas Partners LP	4.00	7-1-2022	400,000	316,498
Western Gas Partners LP	5.45	4-1-2044	500,000	330,763
Williams Partners LP	3.35	8-15-2022	250,000	185,063
Williams Partners LP	3.60	3-15-2022	500,000	392,729
Williams Partners LP	4.13	11-15-2020	300,000	246,221
Williams Partners LP	4.30	3-4-2024	500,000	390,844
Williams Partners LP	4.50	11-15-2023	400,000	307,047
Williams Partners LP	5.10	9-15-2045	1,000,000	681,381
Williams Partners LP	5.25	3-15-2020	640,000	562,031
Williams Partners LP	5.80	11-15-2043	1,000,000	713,251
Williams Partners LP	6.30	4-15-2040	390,000	302,867
XTO Energy Incorporated	6.50	12-15-2018	500,000	567,258

				73,899,427

Financials: 6.34%

Banks: 2.31%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,370
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,112,107

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
ABB Finance (USA) Incorporated	4.38%	5-8-2042	$37,000	$38,890
Bank of America Corporation	1.70	8-25-2017	500,000	497,577
Bank of America Corporation	1.95	5-12-2018	250,000	249,011
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,245,618
Bank of America Corporation	2.60	1-15-2019	554,000	556,618
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,599,184
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,904,651
Bank of America Corporation	4.00	4-1-2024	750,000	774,974
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,302,483
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,701,974
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,274,908
Bank of America Corporation	5.30	3-15-2017	275,000	284,320
Bank of America Corporation	5.49	3-15-2019	250,000	272,611
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,660,271
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,128,832
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,590,818
Bank of America Corporation	5.88	1-5-2021	500,000	564,266
Bank of America Corporation	5.88	2-7-2042	500,000	576,627
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,055,640
Bank of America Corporation	6.00	10-15-2036	300,000	354,637
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,883,355
Bank One Corporation	7.63	10-15-2026	240,000	307,373
Bank One Corporation	8.00	4-29-2027	550,000	699,588
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,196,484
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	504,097
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	505,771
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	419,063
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	526,867
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	573,101
Citigroup Incorporated	1.35	3-10-2017	1,500,000	1,497,137
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,094,115
Citigroup Incorporated	1.75	5-1-2018	100,000	99,011
Citigroup Incorporated	2.50	9-26-2018	400,000	402,573
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,002,412
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,241,181
Citigroup Incorporated	3.38	3-1-2023	632,000	636,796
Citigroup Incorporated	3.50	5-15-2023	500,000	491,034
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,588,307
Citigroup Incorporated	3.88	10-25-2023	850,000	885,272
Citigroup Incorporated	4.05	7-30-2022	400,000	407,638
Citigroup Incorporated	4.40	6-10-2025	1,000,000	997,086
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,610,100
Citigroup Incorporated	4.65	7-30-2045	1,000,000	1,009,086
Citigroup Incorporated	4.95	11-7-2043	200,000	210,026
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,071,330
Citigroup Incorporated	5.88	1-30-2042	500,000	567,808
Citigroup Incorporated	6.00	10-31-2033	725,000	761,810
Citigroup Incorporated	6.13	8-25-2036	500,000	541,423
City National Corporation	5.25	9-15-2020	200,000	222,459
Comerica Incorporated	3.80	7-22-2026	250,000	242,379

42	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Commonwealth Bank of Australia (New York)	1.13%	3-13-2017	$1,000,000	$998,823
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	251,671
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,006,686
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,524,105
Compass Bank	2.75	9-29-2019	250,000	245,278
Compass Bank	6.40	10-1-2017	250,000	263,031
Discover Bank	3.10	6-4-2020	500,000	497,287
Discover Bank	3.20	8-9-2021	500,000	496,639
Discover Bank	4.20	8-8-2023	500,000	507,998
Discover Bank	4.25	3-13-2026	250,000	247,235
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,001,289
Fifth Third Bancorp	4.30	1-16-2024	500,000	514,652
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,056,170
Fifth Third Bank	2.88	10-1-2021	300,000	302,681
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	994,802
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,890,054
HSBC Bank USA NA	4.88	8-24-2020	800,000	850,068
HSBC Bank USA NA	5.00	9-27-2020	500,000	531,707
HSBC Bank USA NA	5.63	8-15-2035	225,000	236,704
HSBC Bank USA NA	7.00	1-15-2039	500,000	575,145
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,027
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,664
JPMorgan Chase & Company	1.80	1-25-2018	500,000	498,995
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,506,849
JPMorgan Chase & Company	2.25	1-23-2020	750,000	748,335
JPMorgan Chase & Company	2.35	1-28-2019	500,000	504,959
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,010,908
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	996,461
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,013,493
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,524,444
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	987,088
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,053,264
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,014,525
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,069,212
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,608,524
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,625,379
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,638,870
JPMorgan Chase & Company	5.40	1-6-2042	750,000	860,234
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,290,233
JPMorgan Chase & Company	5.63	8-16-2043	200,000	218,402
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,326,020
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,072,733
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,687,682
KeyBank NA	1.65	2-1-2018	400,000	398,766
KeyCorp	2.30	12-13-2018	300,000	300,122
KeyCorp	5.10	3-24-2021	1,500,000	1,649,433
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	298,903
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	853,318
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	540,582
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	483,170

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
PNC Bank NA	1.50%	10-18-2017	$500,000	$499,662
PNC Bank NA	1.60	6-1-2018	1,000,000	994,679
PNC Bank NA	2.25	7-2-2019	750,000	756,329
PNC Bank NA	2.70	11-1-2022	350,000	343,291
PNC Bank NA	2.95	1-30-2023	300,000	300,368
PNC Bank NA	3.30	10-30-2024	500,000	517,498
PNC Bank NA	3.80	7-25-2023	300,000	314,851
PNC Bank NA	4.20	11-1-2025	1,500,000	1,633,305
PNC Bank NA	6.00	12-7-2017	500,000	533,235
PNC Bank NA	6.88	4-1-2018	175,000	192,413
Regions Financial Corporation	2.00	5-15-2018	300,000	297,340
Santander Bank	8.75	5-30-2018	250,000	281,659
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	795,602
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	551,647
SVB Financial Group	5.38	9-15-2020	160,000	177,140
Union Bank NA	2.13	6-16-2017	410,000	412,162
Union Bank NA	2.63	9-26-2018	500,000	506,437
UnionBanCal Corporation	3.50	6-18-2022	200,000	207,788
US Bancorp NA	1.65	5-15-2017	1,000,000	1,006,067
US Bancorp NA	1.95	11-15-2018	250,000	252,580
US Bancorp NA	2.20	4-25-2019	1,000,000	1,015,500
US Bancorp NA	2.95	7-15-2022	575,000	582,454
US Bancorp NA	3.00	3-15-2022	500,000	517,888
US Bancorp NA	3.60	9-11-2024	500,000	519,149
US Bancorp NA	4.13	5-24-2021	500,000	545,155
US Bank NA	1.38	9-11-2017	500,000	500,387
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,204,832
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,388
Wachovia Corporation (l)	5.50	8-1-2035	700,000	767,236
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,053,310
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,075,367
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,284
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,010,515
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,493,430
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,527,552
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	760,121
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,050,126
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,031,697
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,059,456
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,376,544
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,082,010
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,101,046
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,603,461
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	428,659
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500

				123,260,809

Capital Markets: 1.19%
AGL Capital Corporation	4.40	6-1-2043	200,000	186,372
AGL Capital Corporation	5.88	3-15-2041	570,000	649,667

44	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Ameriprise Financial Incorporated	4.00%	10-15-2023	$500,000	$529,668
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	334,067
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	75,526
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	322,771
Ares Capital Corporation	3.88	1-15-2020	400,000	403,511
Ares Capital Corporation	4.88	11-30-2018	100,000	101,117
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	349,293
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	302,709
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,033,900
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	632,742
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	268,226
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,158
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,099,343
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	662,326
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,643,901
BlackRock Incorporated	3.38	6-1-2022	500,000	526,658
BlackRock Incorporated	4.25	5-24-2021	500,000	548,129
BlackRock Incorporated	5.00	12-10-2019	250,000	278,174
BlackRock Incorporated	6.25	9-15-2017	350,000	376,194
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,723
Charles Schwab Corporation	3.23	9-1-2022	425,000	439,993
Charles Schwab Corporation	4.45	7-22-2020	200,000	217,393
Eaton Vance Corporation	3.63	6-15-2023	100,000	103,802
Eaton Vance Corporation	6.50	10-2-2017	30,000	31,777
Franklin Resources Incorporated	2.80	9-15-2022	300,000	303,171
Franklin Resources Incorporated	4.63	5-20-2020	250,000	275,098
FS Investment Corporation	4.00	7-15-2019	250,000	248,395
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,500,000	1,485,408
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,526,031
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	506,400
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,011,047
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	715,233
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,220,203
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,644,632
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,272,468
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,132,572
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,186,930
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,122,416
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,169,288
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,886,224
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,325,950
Goldman Sachs Group Incorporated	6.25	2-1-2041	750,000	896,013
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,097,335
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,057,439
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,618,610
Jefferies Group Incorporated	5.13	1-20-2023	250,000	247,020
Jefferies Group Incorporated	6.25	1-15-2036	150,000	136,326
Jefferies Group Incorporated	6.45	6-8-2027	150,000	147,635
Jefferies Group Incorporated	6.50	1-20-2043	250,000	214,745
Jefferies Group Incorporated	6.88	4-15-2021	150,000	168,025

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Jefferies Group Incorporated	8.50%	7-15-2019	$700,000	$791,613
Legg Mason Incorporated	5.63	1-15-2044	600,000	576,911
Morgan Stanley	2.13	4-25-2018	943,000	942,727
Morgan Stanley	2.80	6-16-2020	1,000,000	1,003,691
Morgan Stanley	3.70	10-23-2024	1,000,000	1,013,177
Morgan Stanley	3.75	2-25-2023	1,175,000	1,202,078
Morgan Stanley	3.88	4-29-2024	1,000,000	1,027,621
Morgan Stanley	3.95	4-23-2027	1,000,000	966,078
Morgan Stanley	4.10	5-22-2023	750,000	756,239
Morgan Stanley	4.35	9-8-2026	1,250,000	1,245,325
Morgan Stanley	4.75	3-22-2017	1,000,000	1,032,798
Morgan Stanley	4.88	11-1-2022	906,000	955,217
Morgan Stanley	5.00	11-24-2025	750,000	789,319
Morgan Stanley	5.50	1-26-2020	1,000,000	1,098,821
Morgan Stanley	5.50	7-24-2020	500,000	553,566
Morgan Stanley	5.55	4-27-2017	850,000	886,813
Morgan Stanley	5.63	9-23-2019	2,000,000	2,194,976
Morgan Stanley	5.75	1-25-2021	1,250,000	1,404,994
Morgan Stanley	6.25	8-9-2026	300,000	353,959
Morgan Stanley	6.38	7-24-2042	1,000,000	1,241,598
Morgan Stanley	6.63	4-1-2018	2,500,000	2,721,765
Morgan Stanley	7.25	4-1-2032	470,000	616,115
Morgan Stanley	7.30	5-13-2019	400,000	457,456
Northern Trust Corporation	3.45	11-4-2020	500,000	529,103
Northern Trust Corporation	3.95	10-30-2025	250,000	268,171
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	120,053
Stifel Financial Corporation	4.25	7-18-2024	200,000	198,863
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	209,392
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	225,516

				63,376,709

Consumer Finance: 0.91%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	369,396
American Express Centurion Bank	6.00	9-13-2017	500,000	532,426
American Express Company	1.55	5-22-2018	375,000	371,111
American Express Company	2.65	12-2-2022	575,000	558,672
American Express Company	4.05	12-3-2042	905,000	871,907
American Express Company	7.00	3-19-2018	800,000	878,711
American Express Company	8.13	5-20-2019	500,000	591,357
American Express Credit Corporation	1.13	6-5-2017	1,000,000	995,838
American Express Credit Corporation	1.55	9-22-2017	500,000	499,945
American Express Credit Corporation	2.13	7-27-2018	200,000	201,790
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,002,377
American Express Credit Corporation	2.38	3-24-2017	750,000	758,576
American Express Credit Corporation	2.38	5-26-2020	250,000	249,150
American Honda Finance Corporation	1.20	7-14-2017	300,000	299,368
American Honda Finance Corporation	1.55	12-11-2017	400,000	400,924
American Honda Finance Corporation	2.13	10-10-2018	300,000	303,103
American Honda Finance Corporation	2.25	8-15-2019	500,000	507,357
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	291,326

46	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Barrick Gold Finance Company LLC	4.40%	5-30-2021	$600,000	$588,410
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	236,110
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	578,428
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	994,941
Capital One Bank USA NA	2.15	11-21-2018	250,000	247,985
Capital One Bank USA NA	2.25	2-13-2019	500,000	496,247
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	993,919
Capital One Bank USA NA	2.40	9-5-2019	500,000	493,418
Capital One Bank USA NA	3.38	2-15-2023	500,000	486,390
Capital One Bank USA NA	8.80	7-15-2019	750,000	884,548
Capital One Financial Corporation	4.75	7-15-2021	450,000	484,518
Capital One Financial Corporation	6.75	9-15-2017	283,000	301,930
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	499,477
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	299,767
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	503,951
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,026,417
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	263,559
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	287,254
Daimler Finance North America LLC	8.50	1-18-2031	425,000	635,757
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	497,783
Discover Financial Services	3.85	11-21-2022	550,000	542,967
Discover Financial Services	5.20	4-27-2022	600,000	630,942
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	983,505
Ford Motor Credit Company LLC	3.00	6-12-2017	4,000,000	4,033,540
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	291,314
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	787,668
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	918,289
Ford Motor Credit Company LLC	5.88	8-2-2021	1,250,000	1,379,008
Ford Motor Credit Company LLC	6.63	8-15-2017	1,500,000	1,590,296
General Motors Financial Company	2.40	4-10-2018	1,000,000	982,448
General Motors Financial Company	3.00	9-25-2017	500,000	500,441
General Motors Financial Company	3.15	1-15-2020	1,000,000	977,159
General Motors Financial Company	3.45	4-10-2022	1,000,000	943,443
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,297,101
HSBC Finance Corporation	6.68	1-15-2021	679,000	755,541
John Deere Capital Corporation	1.13	6-12-2017	302,000	301,790
John Deere Capital Corporation	1.30	3-12-2018	550,000	548,076
John Deere Capital Corporation	1.40	3-15-2017	500,000	501,558
John Deere Capital Corporation	1.95	12-13-2018	200,000	202,229
John Deere Capital Corporation	2.80	1-27-2023	500,000	505,221
John Deere Capital Corporation	3.90	7-12-2021	300,000	322,814
John Deere Capital Corporation	5.50	4-13-2017	100,000	104,902
John Deere Capital Corporation	5.75	9-10-2018	500,000	550,891
National City Corporation	6.88	5-15-2019	500,000	559,904
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	497,565
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	583,425
Synchrony Financial	3.00	8-15-2019	750,000	751,201
Synchrony Financial	4.25	8-15-2024	750,000	750,746
Toyota Motor Credit Corporation	1.13	5-16-2017	650,000	650,951
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	650,375

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	2.00%	10-24-2018	$400,000	$404,217
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	355,062
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	812,789
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,570,218
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	369,355
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	549,845

				48,640,939

Diversified Financial Services: 0.38%
Block Financial LLC	5.50	11-1-2022	200,000	213,602
Boeing Capital Corporation	4.70	10-27-2019	500,000	551,226
CME Group Incorporated	5.30	9-15-2043	300,000	350,976
General Electric Capital Corporation	5.88	1-14-2038	716,000	900,692
General Electric Capital Corporation	6.15	8-7-2037	187,000	242,551
General Electric Capital Corporation	6.75	3-15-2032	602,000	800,576
General Electric Capital Corporation	6.88	1-10-2039	430,000	603,274
ING US Incorporated	2.90	2-15-2018	400,000	403,556
ING US Incorporated	5.50	7-15-2022	500,000	554,680
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	227,846
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	209,517
Leucadia National Corporation	5.50	10-18-2023	240,000	214,103
Leucadia National Corporation	6.63	10-23-2043	120,000	94,034
McGraw Hill Financial Incorporated	4.00	6-15-2025	325,000	329,764
McGraw Hill Financial Incorporated	5.90	11-15-2017	250,000	264,166
Mellon Funding Corporation	5.50	11-15-2018	200,000	219,683
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	727,732
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	653,183
Merrill Lynch & Company Incorporated	6.40	8-28-2017	3,000,000	3,182,457
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,845,848
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	965,202
Moody’s Corporation	4.50	9-1-2022	250,000	271,821
Moody’s Corporation	4.88	2-15-2024	350,000	381,628
Moody’s Corporation	5.25	7-15-2044	300,000	323,780
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	63,190
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	548,794
National Credit Union Administration Guaranteed Notes	3.45	6-12-2021	200,000	218,394
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	101,303
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	338,881
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	206,484
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	261,766
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	848,770
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	428,786
PNC Funding Corporation	5.13	2-8-2020	150,000	166,032
PNC Funding Corporation	6.70	6-10-2019	500,000	573,378
Private Export Funding Corporation	2.05	11-15-2022	250,000	251,328
Private Export Funding Corporation	2.25	3-15-2020	750,000	772,955
Private Export Funding Corporation	2.45	7-15-2024	300,000	304,692
Private Export Funding Corporation	4.30	12-15-2021	100,000	113,633
TECO Finance Incorporated	5.15	3-15-2020	65,000	70,751
TECO Finance Incorporated	6.57	11-1-2017	250,000	268,128

				20,069,162

48	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.82%
ACE INA Holdings Incorporated	3.15%	3-15-2025	$1,000,000	$1,005,792
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	513,888
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	560,694
Aegon Funding Corporation	5.75	12-15-2020	75,000	86,535
AFLAC Incorporated	3.63	6-15-2023	500,000	519,947
AFLAC Incorporated	6.90	12-17-2039	250,000	321,188
Alleghany Corporation	5.63	9-15-2020	100,000	110,691
Allied World Assurance	5.50	11-15-2020	300,000	331,128
Allstate Corporation	5.55	5-9-2035	830,000	975,612
Allstate Corporation ±	6.50	5-15-2067	200,000	215,000
Allstate Corporation	7.45	5-16-2019	650,000	758,033
American International Group Incorporated	4.50	7-16-2044	750,000	664,731
American International Group Incorporated	4.88	6-1-2022	500,000	533,506
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,439,492
American International Group Incorporated	6.25	5-1-2036	400,000	439,546
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,141,446
American International Group Incorporated ±	8.18	5-15-2068	250,000	311,875
AON Corporation	5.00	9-30-2020	550,000	606,786
AON Corporation	6.25	9-30-2040	100,000	111,060
Arch Capital Group Limited	5.14	11-1-2043	210,000	215,832
Assurant Incorporated	6.75	2-15-2034	375,000	439,392
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	218,102
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	200,315
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	503,765
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	254,384
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	234,988
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	549,926
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	296,283
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	497,839
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	381,183
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	296,260
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	302,150
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	306,528
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	102,742
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	265,265
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	403,234
CHUBB Corporation	5.75	5-15-2018	250,000	272,197
CHUBB Corporation	6.00	5-11-2037	280,000	352,770
CHUBB Corporation ±	6.38	3-29-2067	350,000	280,000
CHUBB Corporation	6.50	5-15-2038	350,000	460,019
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	96,145
CNA Financial Corporation	5.88	8-15-2020	500,000	547,664
CNA Financial Corporation	7.35	11-15-2019	295,000	338,494
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	231,657
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	109,500
First American Financial Corporation	4.60	11-15-2024	100,000	102,618
GE Global Insurance Holdings	7.00	2-15-2026	430,000	550,078
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	39,419
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	265,820
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	276,936

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Hartford Financial Services Group Incorporated	5.95%	10-15-2036	$75,000	$88,303
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	293,275
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	269,524
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	617,207
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	103,800
Lincoln National Corporation	4.00	9-1-2023	250,000	252,320
Lincoln National Corporation	4.85	6-24-2021	80,000	85,437
Lincoln National Corporation	6.15	4-7-2036	500,000	548,700
Lincoln National Corporation	6.25	2-15-2020	300,000	335,293
Lincoln National Corporation	8.75	7-1-2019	220,000	262,821
Loews Corporation	2.63	5-15-2023	150,000	146,943
Loews Corporation	4.13	5-15-2043	200,000	183,313
Markel Corporation	3.63	3-30-2023	150,000	151,250
Markel Corporation	5.00	3-30-2043	100,000	102,553
Markel Corporation	5.35	6-1-2021	100,000	110,100
Markel Corporation	7.13	9-30-2019	100,000	115,246
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,007,244
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	329,643
MetLife Incorporated	1.90	12-15-2017	250,000	250,105
MetLife Incorporated	4.13	8-13-2042	300,000	271,604
MetLife Incorporated	4.37	9-15-2023	167,000	179,555
MetLife Incorporated	4.72	12-15-2044	250,000	249,760
MetLife Incorporated	4.75	2-8-2021	750,000	821,948
MetLife Incorporated	4.88	11-13-2043	500,000	512,373
MetLife Incorporated	5.70	6-15-2035	400,000	445,373
MetLife Incorporated	5.88	2-6-2041	700,000	797,835
MetLife Incorporated	6.38	6-15-2034	280,000	334,963
MetLife Incorporated	6.40	12-15-2066	800,000	782,368
MetLife Incorporated	6.50	12-15-2032	200,000	240,777
MetLife Incorporated Series A	6.82	8-15-2018	750,000	835,619
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,904
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	276,275
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	250,288
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	194,029
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	241,373
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	475,000
ProAssurance Corporation	5.30	11-15-2023	200,000	218,970
Progressive Corporation	6.25	12-1-2032	75,000	94,715
Progressive Corporation ±	6.70	6-15-2067	500,000	476,000
Protective Life Corporation	7.38	10-15-2019	500,000	582,090
Prudential Financial Incorporated	4.50	11-16-2021	250,000	271,598
Prudential Financial Incorporated	4.60	5-15-2044	500,000	478,637
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	234,688
Prudential Financial Incorporated	5.38	6-21-2020	500,000	552,199
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	988,000
Prudential Financial Incorporated	5.70	12-14-2036	538,000	578,062
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	507,510
Prudential Financial Incorporated	6.20	11-15-2040	250,000	281,572
Prudential Financial Incorporated	6.63	12-1-2037	65,000	76,414
Prudential Financial Incorporated	7.38	6-15-2019	355,000	409,357

50	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Prudential Financial Incorporated ±	8.88%	6-15-2068	$200,000	$218,680
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	546,780
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	189,179
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	317,775
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	64,394
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	392,620
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	107,411
Torchmark Corporation	3.80	9-15-2022	350,000	357,806
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	132,735
Travelers Companies Incorporated	5.35	11-1-2040	350,000	414,319
Travelers Companies Incorporated	5.75	12-15-2017	250,000	268,912
Travelers Companies Incorporated	5.90	6-2-2019	500,000	564,413
Travelers Companies Incorporated	6.25	6-15-2037	365,000	469,244
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	765,487
Unitrin Incorporated	6.00	5-15-2017	100,000	103,581
Unum Group	4.00	3-15-2024	500,000	497,954
WR Berkley Corporation	5.38	9-15-2020	200,000	220,929
WR Berkley Corporation	6.25	2-15-2037	100,000	120,295
XL Capital Limited	6.25	5-15-2027	100,000	117,782
XL Capital Limited	6.38	11-15-2024	100,000	117,005

				44,041,689

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	264,520
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	102,687
Regency Centers LP	4.80	4-15-2021	200,000	216,530
Regency Centers LP	5.88	6-15-2017	75,000	78,794

				662,531

REITs: 0.72%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	746,180
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	750,845
American Campus Communities Incorporated	3.75	4-15-2023	100,000	100,059
American Tower Corporation	3.45	9-15-2021	500,000	499,033
American Tower Corporation	3.50	1-31-2023	150,000	147,277
American Tower Corporation	4.00	6-1-2025	500,000	502,089
American Tower Corporation	4.50	1-15-2018	500,000	520,340
American Tower Corporation	5.00	2-15-2024	350,000	373,027
American Tower Corporation	5.05	9-1-2020	500,000	536,577
American Tower Corporation	5.90	11-1-2021	565,000	627,184
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	349,531
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	204,085
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	153,632
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	208,938
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	268,702
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	156,287
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	115,190
Boston Properties LP	3.13	9-1-2023	150,000	148,627
Boston Properties LP	3.80	2-1-2024	300,000	308,734

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Boston Properties LP	3.85%	2-1-2023	$400,000	$412,521
Boston Properties LP	4.13	5-15-2021	300,000	317,280
Boston Properties LP	5.63	11-15-2020	500,000	557,232
Boston Properties LP	5.88	10-15-2019	500,000	554,988
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	347,728
Camden Property Trust	2.95	12-15-2022	150,000	147,358
Camden Property Trust	4.25	1-15-2024	67,000	71,530
Camden Property Trust	4.63	6-15-2021	150,000	163,612
Camden Property Trust	4.88	6-15-2023	100,000	110,337
CBL & Associates LP	4.60	10-15-2024	131,000	119,722
CBL & Associates LP	5.25	12-1-2023	67,000	64,556
Commonwealth REIT	5.88	9-15-2020	100,000	108,907
Corporate Office Properties LP	3.60	5-15-2023	100,000	93,118
Corporate Office Properties LP	3.70	6-15-2021	500,000	494,335
DDR Corporation	3.38	5-15-2023	250,000	242,678
DDR Corporation	3.50	1-15-2021	250,000	252,913
DDR Corporation	4.63	7-15-2022	250,000	259,764
Digital Realty Trust LP	3.63	10-1-2022	200,000	198,230
Digital Realty Trust LP	3.95	7-1-2022	200,000	201,273
Digital Realty Trust LP	5.25	3-15-2021	100,000	109,499
Digital Realty Trust LP	5.88	2-1-2020	300,000	333,599
Duke Realty LP	3.63	4-15-2023	125,000	124,757
Duke Realty LP	3.75	12-1-2024	650,000	647,234
Entertainment Properties Trust	5.75	8-15-2022	150,000	160,313
EPR Properties Company	5.25	7-15-2023	113,000	115,793
Equity One Incorporated	3.75	11-15-2022	250,000	249,970
ERP Operating LP	4.63	12-15-2021	598,000	660,953
ERP Operating LP	5.75	6-15-2017	331,000	347,222
Essex Portfolio LP	3.25	5-1-2023	100,000	98,820
Essex Portfolio LP	3.38	1-15-2023	500,000	506,239
Essex Portfolio LP	5.20	3-15-2021	65,000	71,577
Federal Realty Investment Trust	2.75	6-1-2023	100,000	99,044
Federal Realty Investment Trust	3.00	8-1-2022	100,000	101,614
Federal Realty Investment Trust	4.50	12-1-2044	250,000	255,657
HCP Incorporated	3.15	8-1-2022	100,000	93,621
HCP Incorporated	3.75	2-1-2019	100,000	102,264
HCP Incorporated	3.88	8-15-2024	1,000,000	939,229
HCP Incorporated	4.00	6-1-2025	425,000	401,757
HCP Incorporated	4.20	3-1-2024	200,000	191,397
HCP Incorporated	4.25	11-15-2023	279,000	272,887
HCP Incorporated	5.38	2-1-2021	65,000	69,718
HCP Incorporated	5.63	5-1-2017	100,000	104,081
HCP Incorporated	6.70	1-30-2018	500,000	538,272
HCP Incorporated	6.75	2-1-2041	65,000	70,950
Health Care REIT Incorporated	4.00	6-1-2025	300,000	294,666
Health Care REIT Incorporated	4.13	4-1-2019	250,000	261,182
Health Care REIT Incorporated	4.50	1-15-2024	200,000	203,632
Health Care REIT Incorporated	4.70	9-15-2017	500,000	520,727
Health Care REIT Incorporated	4.95	1-15-2021	250,000	269,339
Health Care REIT Incorporated	5.25	1-15-2022	100,000	107,848

52	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Health Care REIT Incorporated	5.75%	1-15-2021	$250,000	$279,257
Health Care REIT Incorporated	6.13	4-15-2020	250,000	281,219
Health Care REIT Incorporated	6.50	3-15-2041	200,000	234,858
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	125,329
Highwoods Realty LP	3.20	6-15-2021	500,000	496,751
Highwoods Realty LP	5.85	3-15-2017	300,000	311,172
Hospitality Properties Trust	4.65	3-15-2024	500,000	479,571
Hospitality Properties Trust	5.63	3-15-2017	75,000	77,264
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	97,502
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	259,392
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	556,203
Kilroy Realty Corporation	3.80	1-15-2023	250,000	252,534
Kilroy Realty Corporation	4.80	7-15-2018	150,000	157,846
Kimco Realty Corporation	5.70	5-1-2017	500,000	522,493
Kimco Realty Corporation	6.88	10-1-2019	100,000	115,241
Liberty Property LP	4.40	2-15-2024	156,000	162,103
Liberty Property LP	4.75	10-1-2020	250,000	269,615
Liberty Property LP	6.63	10-1-2017	150,000	159,636
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	98,579
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	86,625
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	164,676
Mid-America Apartments LP	4.30	10-15-2023	50,000	52,876
National Retail Properties Incorporated	3.30	4-15-2023	100,000	98,505
National Retail Properties Incorporated	3.80	10-15-2022	100,000	103,088
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,014,887
National Retail Properties Incorporated	6.88	10-15-2017	100,000	107,331
ProLogis Trust	3.35	2-1-2021	400,000	411,438
ProLogis Trust	4.25	8-15-2023	1,000,000	1,063,127
Realty Income Corporation	2.00	1-31-2018	150,000	150,006
Realty Income Corporation	3.88	7-15-2024	500,000	502,343
Realty Income Corporation	4.65	8-1-2023	300,000	316,686
Realty Income Corporation	5.75	1-15-2021	300,000	337,701
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	51,830
Simon Property Group LP	2.15	9-15-2017	500,000	504,975
Simon Property Group LP	2.20	2-1-2019	500,000	505,559
Simon Property Group LP	3.38	3-15-2022	500,000	525,030
Simon Property Group LP	3.75	2-1-2024	250,000	262,291
Simon Property Group LP	4.13	12-1-2021	300,000	324,284
Simon Property Group LP	4.38	3-1-2021	500,000	544,990
Simon Property Group LP	4.75	3-15-2042	250,000	267,307
Simon Property Group LP	5.65	2-1-2020	200,000	223,906
Simon Property Group LP	6.75	2-1-2040	350,000	463,458
Simon Property Group LP	10.35	4-1-2019	600,000	735,205
UDR Incorporated	3.70	10-1-2020	250,000	261,304
UDR Incorporated	4.25	6-1-2018	150,000	156,901
UDR Incorporated	4.63	1-10-2022	100,000	108,142
Ventas Realty LP	2.70	4-1-2020	200,000	198,410
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,045,569
Ventas Realty LP	4.75	6-1-2021	150,000	161,467
Ventas Realty LP	5.70	9-30-2043	250,000	271,478

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Vornado Realty LP	2.50%	6-30-2019	$500,000	$494,977
Washington REIT	3.95	10-15-2022	150,000	149,860
Weingarten Realty Investors	3.38	10-15-2022	150,000	149,474
Weingarten Realty Investors	3.50	4-15-2023	125,000	123,465
Weyerhaeuser Company	4.63	9-15-2023	300,000	312,371
Weyerhaeuser Company	6.88	12-15-2033	150,000	167,115
Weyerhaeuser Company	7.38	10-1-2019	100,000	113,360
Weyerhaeuser Company	7.38	3-15-2032	700,000	825,634
WP Carey Incorporated	4.60	4-1-2024	500,000	506,224

				38,558,720

Thrifts & Mortgage Finance: 0.00%
Astoria Financial Corporation	5.00	6-19-2017	100,000	102,449
People’s United Financial Incorporated	3.65	12-6-2022	150,000	148,487

				250,936

Health Care: 2.26%

Biotechnology: 0.44%
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,035,966
Amgen Incorporated	3.63	5-22-2024	500,000	516,359
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,137,330
Amgen Incorporated	4.10	6-15-2021	100,000	107,044
Amgen Incorporated	4.50	3-15-2020	65,000	70,392
Amgen Incorporated	4.95	10-1-2041	500,000	497,464
Amgen Incorporated	5.15	11-15-2041	350,000	361,218
Amgen Incorporated	5.38	5-15-2043	500,000	534,344
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,212,441
Amgen Incorporated	5.75	3-15-2040	80,000	87,837
Amgen Incorporated	5.85	6-1-2017	350,000	368,724
Amgen Incorporated	6.15	6-1-2018	250,000	272,219
Amgen Incorporated	6.38	6-1-2037	500,000	601,367
Amgen Incorporated	6.40	2-1-2039	250,000	295,181
Baxalta Incorporated 144A	2.88	6-23-2020	400,000	391,593
Baxalta Incorporated 144A	3.60	6-23-2022	200,000	198,363
Baxalta Incorporated 144A	4.00	6-23-2025	650,000	641,437
Baxalta Incorporated 144A	5.25	6-23-2045	400,000	382,959
Biogen Idec Incorporated	6.88	3-1-2018	500,000	547,047
Biogen Incorporated	3.63	9-15-2022	1,000,000	1,033,851
Biogen Incorporated	5.20	9-15-2045	600,000	614,764
Celgene Corporation	2.30	8-15-2018	286,000	287,205
Celgene Corporation	2.88	8-15-2020	1,000,000	1,013,744
Celgene Corporation	3.25	8-15-2022	500,000	500,410
Celgene Corporation	3.63	5-15-2024	500,000	503,051
Celgene Corporation	3.88	8-15-2025	250,000	257,748
Celgene Corporation	3.95	10-15-2020	200,000	211,434
Celgene Corporation	4.00	8-15-2023	250,000	261,253
Celgene Corporation	4.63	5-15-2044	750,000	715,723
Celgene Corporation	5.00	8-15-2045	500,000	511,839
Celgene Corporation	5.25	8-15-2043	150,000	153,651

54	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Genzyme Corporation	5.00%	6-15-2020	$200,000	$226,286
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	504,826
Gilead Sciences Incorporated	2.55	9-1-2020	750,000	762,371
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	522,214
Gilead Sciences Incorporated	3.65	3-1-2026	500,000	523,530
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	527,103
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	878,475
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	550,075
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,014,961
Gilead Sciences Incorporated	4.75	3-1-2046	500,000	527,379
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	525,550
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	464,155

				23,350,883

Health Care Equipment & Supplies: 0.38%
Baxter International Incorporated	1.85	6-15-2018	500,000	499,527
Baxter International Incorporated	4.25	3-15-2020	100,000	106,548
Baxter International Incorporated	5.38	6-1-2018	500,000	546,607
Becton Dickinson & Company	1.80	12-15-2017	500,000	500,632
Becton Dickinson & Company	2.68	12-15-2019	500,000	510,507
Becton Dickinson & Company	3.13	11-8-2021	300,000	306,522
Becton Dickinson & Company	3.25	11-12-2020	350,000	359,993
Becton Dickinson & Company	3.73	12-15-2024	750,000	775,985
Becton Dickinson & Company	4.69	12-15-2044	500,000	516,142
Becton Dickinson & Company	6.00	5-15-2039	200,000	235,707
Becton Dickinson & Company	6.38	8-1-2019	500,000	564,600
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	1,002,202
Boston Scientific Corporation	6.00	1-15-2020	350,000	391,162
Boston Scientific Corporation	7.38	1-15-2040	300,000	380,626
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,458
C.R. Bard Incorporated	4.40	1-15-2021	168,000	181,597
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	152,877
Medtronic Incorporated	1.38	4-1-2018	400,000	400,494
Medtronic Incorporated	2.75	4-1-2023	1,000,000	1,001,628
Medtronic Incorporated	3.15	3-15-2022	2,000,000	2,085,572
Medtronic Incorporated	3.50	3-15-2025	1,200,000	1,257,132
Medtronic Incorporated	4.00	4-1-2043	300,000	289,091
Medtronic Incorporated	4.38	3-15-2035	700,000	725,019
Medtronic Incorporated	4.45	3-15-2020	400,000	436,133
Medtronic Incorporated	4.50	3-15-2042	200,000	207,816
Medtronic Incorporated	4.63	3-15-2044	250,000	265,238
Medtronic Incorporated	4.63	3-15-2045	1,250,000	1,331,964
Medtronic Incorporated	5.55	3-15-2040	300,000	357,131
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	501,734
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	298,775
Stryker Corporation	1.30	4-1-2018	225,000	223,434
Stryker Corporation	4.10	4-1-2043	250,000	235,572
Stryker Corporation	4.38	1-15-2020	150,000	162,973
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,251,383

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Zimmer Holdings Incorporated	3.55%	4-1-2025	$1,000,000	$987,880
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	459,857
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	269,539
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	278,303

				20,157,360

Health Care Providers & Services: 0.60%
Aetna Incorporated	2.20	3-15-2019	500,000	503,540
Aetna Incorporated	2.75	11-15-2022	300,000	293,755
Aetna Incorporated	3.95	9-1-2020	200,000	211,190
Aetna Incorporated	4.13	6-1-2021	200,000	212,884
Aetna Incorporated	4.13	11-15-2042	250,000	232,309
Aetna Incorporated	6.63	6-15-2036	650,000	808,105
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	310,649
Amerisourcebergen Corporation	4.25	3-1-2045	250,000	233,857
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	270,912
Cardinal Health Incorporated	1.70	3-15-2018	157,000	156,705
Cardinal Health Incorporated	3.20	6-15-2022	250,000	256,830
Cardinal Health Incorporated	3.20	3-15-2023	225,000	228,380
Cardinal Health Incorporated	3.50	11-15-2024	500,000	509,206
Catholic Health Initiatives	4.35	11-1-2042	250,000	245,038
CIGNA Corporation	4.00	2-15-2022	250,000	263,869
CIGNA Corporation	4.38	12-15-2020	500,000	539,575
CIGNA Corporation	4.50	3-15-2021	100,000	107,449
CIGNA Corporation	5.13	6-15-2020	215,000	237,584
CIGNA Corporation	5.38	2-15-2042	350,000	385,127
CIGNA Corporation	5.88	3-15-2041	330,000	370,881
CIGNA Corporation	6.15	11-15-2036	50,000	58,684
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	649,243
Dignity Health	2.64	11-1-2019	500,000	510,050
Express Scripts Holding Company	3.50	6-15-2024	600,000	574,468
Express Scripts Holding Company	3.90	2-15-2022	500,000	507,970
Express Scripts Holding Company	4.75	11-15-2021	750,000	803,120
Express Scripts Holding Company	6.13	11-15-2041	250,000	262,432
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	510,711
Humana Incorporated	3.15	12-1-2022	300,000	298,163
Humana Incorporated	3.85	10-1-2024	500,000	503,332
Humana Incorporated	4.95	10-1-2044	500,000	489,154
Humana Incorporated	7.20	6-15-2018	500,000	555,483
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	278,859
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,162
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	494,996
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,046
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	153,301
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	538,291
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	471,594
Mayo Clinic Rochester	4.00	11-15-2047	100,000	101,771
McKesson Corporation	1.40	3-15-2018	250,000	248,155
McKesson Corporation	2.28	3-15-2019	500,000	501,810

56	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
McKesson Corporation	2.85%	3-15-2023	$200,000	$195,929
McKesson Corporation	4.88	3-15-2044	500,000	498,680
McKesson Corporation	6.00	3-1-2041	250,000	282,556
McKesson Corporation	7.50	2-15-2019	500,000	573,121
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	523,730
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,093,055
Novant Health Incorporated	4.37	11-1-2043	100,000	100,405
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	170,619
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	633,006
Quest Diagnostics Incorporated	5.75	1-30-2040	111,000	118,862
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	250,151
UnitedHealth Group Incorporated	2.70	7-15-2020	1,600,000	1,644,045
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,019,744
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	506,942
UnitedHealth Group Incorporated	3.75	7-15-2025	1,000,000	1,064,120
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	483,870
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	250,000
UnitedHealth Group Incorporated	4.75	7-15-2045	500,000	546,908
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	302,234
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	622,471
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,084,009
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	196,432
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	667,718
WellPoint Incorporated	1.88	1-15-2018	500,000	498,961
WellPoint Incorporated	2.25	8-15-2019	400,000	397,585
WellPoint Incorporated	2.30	7-15-2018	150,000	150,913
WellPoint Incorporated	3.13	5-15-2022	500,000	492,241
WellPoint Incorporated	3.30	1-15-2023	250,000	246,080
WellPoint Incorporated	4.63	5-15-2042	500,000	473,476
WellPoint Incorporated	4.65	1-15-2043	450,000	421,385
WellPoint Incorporated	4.65	8-15-2044	500,000	471,275
WellPoint Incorporated	5.85	1-15-2036	725,000	812,854
WellPoint Incorporated	7.00	2-15-2019	500,000	560,178

				32,367,195

Life Sciences Tools & Services: 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	161,930
Life Technologies Corporation	6.00	3-1-2020	250,000	279,372
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	401,304
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	488,592
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	300,004
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	409,233
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	417,659
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	215,431

				2,673,525

Pharmaceuticals: 0.79%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,238,706
Abbott Laboratories	4.13	5-27-2020	250,000	269,176

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Abbott Laboratories	5.13%	4-1-2019	$139,000	$152,145
Abbott Laboratories	5.30	5-27-2040	250,000	287,928
Abbott Laboratories	6.00	4-1-2039	150,000	190,593
Abbott Laboratories	6.15	11-30-2037	237,000	306,136
AbbVie Incorporated	1.75	11-6-2017	1,500,000	1,499,150
AbbVie Incorporated	2.00	11-6-2018	300,000	299,530
AbbVie Incorporated	2.50	5-14-2020	2,000,000	1,998,668
AbbVie Incorporated	2.90	11-6-2022	1,000,000	992,633
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,529,123
AbbVie Incorporated	4.40	11-6-2042	500,000	479,211
AbbVie Incorporated	4.50	5-14-2035	1,000,000	993,694
AbbVie Incorporated	4.70	5-14-2045	1,000,000	999,523
Allergan Incorporated	1.35	3-15-2018	50,000	49,508
Allergan Incorporated	2.80	3-15-2023	225,000	219,733
Allergan Incorporated	3.38	9-15-2020	500,000	511,994
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	252,967
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	246,714
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	165,580
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	226,910
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	676,571
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	731,999
Eli Lilly & Company	2.75	6-1-2025	100,000	101,839
Eli Lilly & Company	3.70	3-1-2045	500,000	495,785
Eli Lilly & Company	5.20	3-15-2017	500,000	521,330
Eli Lilly & Company	5.50	3-15-2027	400,000	491,759
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	205,176
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	355,700
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,802,267
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	650,000	835,020
Johnson & Johnson	1.13	11-21-2017	350,000	351,475
Johnson & Johnson	4.38	12-5-2033	583,000	651,119
Johnson & Johnson	4.50	9-1-2040	300,000	332,059
Johnson & Johnson	4.85	5-15-2041	200,000	237,934
Johnson & Johnson	4.95	5-15-2033	180,000	216,313
Johnson & Johnson	5.15	7-15-2018	500,000	547,008
Johnson & Johnson	5.55	8-15-2017	250,000	266,904
Johnson & Johnson	5.85	7-15-2038	500,000	662,774
Johnson & Johnson	6.73	11-15-2023	300,000	391,181
Merck & Company Incorporated	1.30	5-18-2018	333,000	334,322
Merck & Company Incorporated	2.40	9-15-2022	500,000	502,318
Merck & Company Incorporated	2.75	2-10-2025	1,100,000	1,106,938
Merck & Company Incorporated	2.80	5-18-2023	650,000	665,495
Merck & Company Incorporated	3.60	9-15-2042	250,000	236,021
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	954,569
Merck & Company Incorporated	3.88	1-15-2021	350,000	379,015
Merck & Company Incorporated	4.15	5-18-2043	500,000	514,858
Merck & Company Incorporated	5.00	6-30-2019	250,000	278,291
Merck & Company Incorporated	5.85	6-30-2039	75,000	94,752
Mylan Incorporated	2.55	3-28-2019	112,000	110,310
Mylan Incorporated	2.60	6-24-2018	1,000,000	991,302

58	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Mylan Incorporated	5.40%	11-29-2043	$33,000	$29,194
Novartis Capital Corporation	2.40	9-21-2022	500,000	506,716
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,601,783
Novartis Capital Corporation	3.70	9-21-2042	250,000	242,267
Novartis Capital Corporation	4.40	4-24-2020	500,000	554,072
Pfizer Incorporated	1.50	6-15-2018	500,000	501,976
Pfizer Incorporated	3.40	5-15-2024	500,000	524,693
Pfizer Incorporated	4.30	6-15-2043	300,000	310,395
Pfizer Incorporated	5.45	4-1-2017	500,000	523,710
Pfizer Incorporated	6.00	2-15-2036	625,000	769,668
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,259,584
Pfizer Incorporated	6.50	2-1-2034	500,000	639,517
Pfizer Incorporated	7.20	3-15-2039	750,000	1,044,816
Pharmacia Corporation	6.60	12-1-2028	500,000	661,408
Schering-Plough Corporation	6.50	12-1-2033	250,000	329,053
Schering-Plough Corporation	6.55	9-15-2037	200,000	271,435
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	246,893
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	438,103
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	500,430
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	494,313
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	145,230
Zoetis Incorporated	3.25	2-1-2023	600,000	576,892
Zoetis Incorporated	4.70	2-1-2043	500,000	438,242

				42,562,416

Industrials: 1.60%

Aerospace & Defense: 0.42%
Boeing Company	0.95	5-15-2018	150,000	148,843
Boeing Company	4.88	2-15-2020	140,000	155,772
Boeing Company	5.88	2-15-2040	30,000	38,033
Boeing Company	6.00	3-15-2019	300,000	338,576
Boeing Company	6.13	2-15-2033	180,000	230,741
Boeing Company	6.88	3-15-2039	800,000	1,123,174
General Dynamics Corporation	1.00	11-15-2017	500,000	499,805
General Dynamics Corporation	2.25	11-15-2022	500,000	493,701
General Dynamics Corporation	3.88	7-15-2021	200,000	216,206
Honeywell International Incorporated	3.35	12-1-2023	200,000	213,974
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,478
Honeywell International Incorporated	5.00	2-15-2019	750,000	828,839
Honeywell International Incorporated	5.30	3-1-2018	100,000	108,092
Honeywell International Incorporated	5.38	3-1-2041	365,000	440,231
Honeywell International Incorporated	5.70	3-15-2037	250,000	308,089
L-3 Communications Corporation	4.95	2-15-2021	500,000	521,279
L-3 Communications Corporation	5.20	10-15-2019	500,000	526,360
Lockheed Martin Corporation	3.35	9-15-2021	250,000	262,615
Lockheed Martin Corporation	3.80	3-1-2045	500,000	466,869
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,016,226
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,078,968
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	215,882

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Northrop Grumman Corporation	1.75%	6-1-2018	$300,000	$299,493
Northrop Grumman Corporation	3.25	8-1-2023	350,000	360,498
Northrop Grumman Corporation	3.50	3-15-2021	300,000	313,883
Northrop Grumman Corporation	4.75	6-1-2043	500,000	538,023
Northrop Grumman Corporation	5.05	8-1-2019	85,000	92,677
Northrop Grumman Corporation	5.05	11-15-2040	100,000	111,071
Northrop Grumman Corporation	7.75	2-15-2031	300,000	419,514
Precision Castparts Corporation	1.25	1-15-2018	500,000	497,264
Precision Castparts Corporation	2.50	1-15-2023	250,000	245,603
Precision Castparts Corporation	3.25	6-15-2025	300,000	307,132
Precision Castparts Corporation	3.90	1-15-2043	200,000	196,488
Raytheon Company	2.50	12-15-2022	350,000	354,894
Raytheon Company	4.40	2-15-2020	600,000	665,522
Raytheon Company	4.70	12-15-2041	500,000	572,907
Raytheon Company	7.20	8-15-2027	120,000	163,853
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	367,347
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	277,662
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	55,583
Textron Incorporated	3.65	3-1-2021	150,000	154,076
Textron Incorporated	4.30	3-1-2024	200,000	207,764
Textron Incorporated	7.25	10-1-2019	350,000	401,633
United Technologies Corporation	1.80	6-1-2017	533,000	537,392
United Technologies Corporation	3.10	6-1-2022	839,000	871,458
United Technologies Corporation	4.50	4-15-2020	500,000	546,410
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,065,844
United Technologies Corporation	5.38	12-15-2017	500,000	535,873
United Technologies Corporation	5.70	4-15-2040	500,000	596,274
United Technologies Corporation	6.05	6-1-2036	400,000	487,425
United Technologies Corporation	6.13	2-1-2019	565,000	633,159
United Technologies Corporation	6.13	7-15-2038	500,000	622,225
United Technologies Corporation	7.50	9-15-2029	430,000	596,747

				22,383,447

Air Freight & Logistics: 0.10%
FedEx Corporation	2.63	8-1-2022	482,000	473,367
FedEx Corporation	3.88	8-1-2042	200,000	173,640
FedEx Corporation	4.00	1-15-2024	290,000	304,806
FedEx Corporation	4.90	1-15-2034	250,000	257,339
FedEx Corporation	5.10	1-15-2044	300,000	307,623
FedEx Corporation	8.00	1-15-2019	400,000	467,742
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,600
United Parcel Service Incorporated	2.45	10-1-2022	400,000	408,242
United Parcel Service Incorporated	3.13	1-15-2021	900,000	954,331
United Parcel Service Incorporated	5.13	4-1-2019	500,000	553,279
United Parcel Service Incorporated	5.50	1-15-2018	100,000	108,123
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,057,401

				5,316,493

60	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.06%
American Airlines	4.00%	1-15-2027	$525,269	$522,642
American Airlines	4.95	7-15-2024	546,102	575,455
Continental Airlines Incorporated Series A	4.75	7-12-2022	367,486	382,185
Continental Airlines Incorporated Series A	7.25	5-10-2021	144,104	162,657
Delta Air Lines Incorporated	4.95	11-23-2020	116,468	122,292
Delta Air Lines Incorporated	6.82	2-10-2024	63,761	72,847
Delta Air Lines Incorporated	7.75	6-17-2021	212,370	238,651
Hawaiian Airlines Incorporated	3.90	1-15-2026	36,064	34,802
United Airlines Incorporated	4.00	10-11-2027	485,140	496,055
United Airlines Incorporated	4.30	2-15-2027	308,715	314,889
US Airways Group Incorporated	3.95	5-15-2027	135,693	136,371
US Airways Group Incorporated	4.63	12-3-2026	207,287	214,542

				3,273,388

Building Products: 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	214,127

Commercial Services & Supplies: 0.14%
Avery Dennison Corporation	5.38	4-15-2020	350,000	381,659
Black & Decker Corporation	3.40	12-1-2021	400,000	412,997
Cintas Corporation No. 2	3.25	6-1-2022	100,000	104,302
Cintas Corporation No. 2	4.30	6-1-2021	60,000	65,196
Cintas Corporation No. 2	6.13	12-1-2017	200,000	215,291
Cintas Corporation No. 2	6.15	8-15-2036	50,000	61,606
Cooper US Incorporated	3.88	12-15-2020	200,000	209,216
Cooper US Incorporated	6.10	7-1-2017	100,000	105,950
CRH America Incorporated	8.13	7-15-2018	200,000	224,624
Equifax Incorporated	3.30	12-15-2022	231,000	236,600
Equifax Incorporated	7.00	7-1-2037	50,000	58,232
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	490,460
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	16,780
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,048,766
Republic Services Incorporated	3.80	5-15-2018	100,000	104,199
Republic Services Incorporated	4.75	5-15-2023	300,000	331,505
Republic Services Incorporated	5.25	11-15-2021	50,000	56,268
Republic Services Incorporated	5.50	9-15-2019	125,000	137,642
Republic Services Incorporated	5.70	5-15-2041	550,000	628,915
Republic Services Incorporated	6.20	3-1-2040	250,000	298,242
Waste Management Incorporated	3.13	3-1-2025	600,000	605,945
Waste Management Incorporated	4.10	3-1-2045	500,000	489,994
Waste Management Incorporated	4.60	3-1-2021	200,000	215,436
Waste Management Incorporated	4.75	6-30-2020	500,000	549,737
Waste Management Incorporated	6.10	3-15-2018	326,000	354,354

				7,403,916

Electrical Equipment: 0.09%
Eaton Corporation	1.50	11-2-2017	500,000	497,792
Eaton Corporation	2.75	11-2-2022	1,000,000	981,966
Eaton Corporation	4.15	11-2-2042	500,000	477,639

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment (continued)
Eaton Corporation	6.95%	3-20-2019	$200,000	$226,939
Emerson Electric Company	3.15	6-1-2025	300,000	306,640
Emerson Electric Company	4.25	11-15-2020	200,000	216,930
Emerson Electric Company	4.88	10-15-2019	200,000	220,121
Emerson Electric Company	5.25	10-15-2018	50,000	54,782
Emerson Electric Company	5.25	11-15-2039	500,000	582,762
Emerson Electric Company	5.38	10-15-2017	200,000	212,394
Emerson Electric Company	6.13	4-15-2039	100,000	127,130
Hubbell Incorporated	3.63	11-15-2022	200,000	211,343
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	388,934
Roper Industries Incorporated	6.25	9-1-2019	200,000	223,544

				4,728,916

Industrial Conglomerates: 0.12%
3M Company	1.00	6-26-2017	250,000	250,363
3M Company	2.00	6-26-2022	725,000	719,736
3M Company	5.70	3-15-2037	325,000	414,484
Danaher Corporation	3.90	6-23-2021	100,000	108,507
Danaher Corporation	5.40	3-1-2019	450,000	497,634
GATX Corporation	2.50	3-15-2019	167,000	165,784
GATX Corporation	4.85	6-1-2021	100,000	106,129
General Electric Company	2.70	10-9-2022	1,000,000	1,034,458
General Electric Company	4.13	10-9-2042	750,000	758,303
General Electric Company	4.50	3-11-2044	1,000,000	1,073,830
General Electric Company	5.25	12-6-2017	1,100,000	1,178,144

				6,307,372

Machinery: 0.24%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,003,148
Caterpillar Incorporated	3.80	8-15-2042	150,000	137,265
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,068,599
Caterpillar Incorporated	4.30	5-15-2044	500,000	487,331
Caterpillar Incorporated	5.20	5-27-2041	555,000	601,092
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,096,889
Crane Company	2.75	12-15-2018	150,000	151,674
Cummins Incorporated	3.65	10-1-2023	167,000	177,251
Cummins Incorporated	4.88	10-1-2043	86,000	92,307
Deere & Company	2.60	6-8-2022	500,000	501,614
Deere & Company	3.90	6-9-2042	500,000	484,886
Deere & Company	4.38	10-16-2019	1,400,000	1,528,542
Deere & Company	5.38	10-16-2029	300,000	355,050
Dover Corporation	4.30	3-1-2021	500,000	545,015
Dover Corporation	5.38	10-15-2035	200,000	230,378
Dover Corporation	5.45	3-15-2018	100,000	107,869
Dover Corporation	6.60	3-15-2038	60,000	79,238
Flowserve Corporation	4.00	11-15-2023	107,000	108,944
IDEX Corporation	4.50	12-15-2020	100,000	106,231
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	506,526
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	127,484

62	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Illinois Tool Works Incorporated	3.90%	9-1-2042	$306,000	$300,562
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	326,676
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	175,571
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,060,378
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	276,133
Kennametal Incorporated	2.65	11-1-2019	150,000	140,647
Kennametal Incorporated	3.88	2-15-2022	98,000	93,653
Parker Hannifin Corporation	3.50	9-15-2022	100,000	105,821
Parker Hannifin Corporation	5.50	5-15-2018	135,000	145,939
Parker Hannifin Corporation	6.25	5-15-2038	60,000	78,928
Snap-on Incorporated	6.13	9-1-2021	150,000	176,019
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	347,804
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	103,750
Wabtec Corporation	4.38	8-15-2023	100,000	104,074

				12,933,288

Professional Services: 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	249,436
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	592,661
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	253,195

				1,095,292

Road & Rail: 0.35%
BNSF Railway Company	5.75	5-1-2040	550,000	646,582
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	305,825
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	514,765
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	311,535
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	213,092
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	527,520
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,007,780
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	305,022
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	309,434
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	136,543
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	538,103
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	213,730
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	272,835
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	332,852
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	377,600
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	795,700
CSX Corporation	3.40	8-1-2024	397,000	402,929
CSX Corporation	3.70	10-30-2020	250,000	261,702
CSX Corporation	4.10	3-15-2044	400,000	368,964
CSX Corporation	4.25	6-1-2021	200,000	214,745
CSX Corporation	4.50	8-1-2054	500,000	458,329
CSX Corporation	4.75	5-30-2042	230,000	230,363
CSX Corporation	5.60	5-1-2017	100,000	104,550
CSX Corporation	6.00	10-1-2036	300,000	346,319
CSX Corporation	6.15	5-1-2037	320,000	375,495
CSX Corporation	6.22	4-30-2040	200,000	236,448

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
CSX Corporation	7.38%	2-1-2019	$500,000	$575,183
Kansas City Southern 144A	3.00	5-15-2023	73,000	70,990
Kansas City Southern 144A	4.30	5-15-2043	200,000	180,317
Norfolk Southern Corporation	2.90	2-15-2023	886,000	871,069
Norfolk Southern Corporation	3.00	4-1-2022	500,000	499,926
Norfolk Southern Corporation	3.85	1-15-2024	200,000	208,391
Norfolk Southern Corporation	3.95	10-1-2042	120,000	107,216
Norfolk Southern Corporation	4.84	10-1-2041	685,000	688,009
Norfolk Southern Corporation	5.59	5-17-2025	53,000	61,425
Norfolk Southern Corporation	5.75	4-1-2018	500,000	539,167
Norfolk Southern Corporation	5.90	6-15-2019	65,000	72,318
Norfolk Southern Corporation	6.00	5-23-2111	500,000	538,808
Ryder System Incorporated	2.45	11-15-2018	350,000	350,723
Ryder System Incorporated	2.50	3-1-2017	200,000	201,369
Ryder System Incorporated	2.50	5-11-2020	200,000	195,481
Ryder System Incorporated	3.50	6-1-2017	200,000	203,133
Union Pacific Corporation	2.25	2-15-2019	200,000	203,536
Union Pacific Corporation	3.25	1-15-2025	250,000	258,793
Union Pacific Corporation	3.75	3-15-2024	200,000	213,669
Union Pacific Corporation	4.00	2-1-2021	500,000	540,705
Union Pacific Corporation	4.15	1-15-2045	250,000	250,941
Union Pacific Corporation	4.16	7-15-2022	437,000	480,291
Union Pacific Corporation	4.30	6-15-2042	250,000	254,522
Union Pacific Corporation	4.82	2-1-2044	947,000	1,036,025
Union Pacific Corporation	4.85	6-15-2044	200,000	222,037

				18,632,806

Trading Companies & Distributors: 0.06%
Air Lease Corporation	2.13	1-15-2018	500,000	488,125
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,225,000
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,087,500
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	434,447

				3,235,072

Information Technology: 1.60%

Communications Equipment: 0.20%
Cisco Systems Incorporated	2.45	6-15-2020	600,000	614,746
Cisco Systems Incorporated	2.90	3-4-2021	300,000	311,788
Cisco Systems Incorporated	3.00	6-15-2022	200,000	208,367
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,023,658
Cisco Systems Incorporated	3.63	3-4-2024	500,000	538,783
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,044,173
Cisco Systems Incorporated	4.95	2-15-2019	800,000	880,770
Cisco Systems Incorporated	5.50	1-15-2040	700,000	837,834
Cisco Systems Incorporated	5.90	2-15-2039	800,000	990,250
Harris Corporation	4.40	12-15-2020	300,000	318,199
Motorola Incorporated	3.50	3-1-2023	550,000	473,896
Motorola Incorporated	7.50	5-15-2025	120,000	131,962
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,513,676

64	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Qualcomm Incorporated	3.45%	5-20-2025	$1,000,000	$1,004,805
Qualcomm Incorporated	4.65	5-20-2035	400,000	371,738
Qualcomm Incorporated	4.80	5-20-2045	600,000	553,083

				10,817,728

Electronic Equipment, Instruments & Components: 0.07%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	153,463
Amphenol Corporation	2.55	1-30-2019	200,000	201,470
Amphenol Corporation	4.00	2-1-2022	300,000	314,651
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	321,461
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	108,691
Avnet Incorporated	5.88	6-15-2020	100,000	108,679
Corning Incorporated	1.45	11-15-2017	400,000	398,550
Corning Incorporated	2.90	5-15-2022	500,000	492,370
Corning Incorporated	3.70	11-15-2023	113,000	113,996
Corning Incorporated	4.25	8-15-2020	250,000	266,558
Corning Incorporated	5.75	8-15-2040	150,000	160,728
Corning Incorporated	6.63	5-15-2019	20,000	22,540
Ingram Micro Incorporated	4.95	12-15-2024	200,000	195,769
Keysight Technologies Incorporated	3.30	10-30-2019	250,000	248,172
Keysight Technologies Incorporated	4.55	10-30-2024	250,000	240,694
Tech Data Corporation	3.75	9-21-2017	100,000	101,373

				3,449,165

Internet Software & Services: 0.05%
eBay Incorporated	1.35	7-15-2017	400,000	398,867
eBay Incorporated	2.60	7-15-2022	350,000	326,899
eBay Incorporated	2.88	8-1-2021	500,000	493,014
eBay Incorporated	3.25	10-15-2020	200,000	203,395
eBay Incorporated	3.45	8-1-2024	350,000	333,263
eBay Incorporated	4.00	7-15-2042	250,000	189,293
Google Incorporated	3.38	2-25-2024	125,000	135,451
Google Incorporated	3.63	5-19-2021	500,000	543,127

				2,623,309

IT Services: 0.29%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	105,828
Computer Sciences Corporation	4.45	9-15-2022	200,000	198,778
Computer Sciences Corporation	6.50	3-15-2018	425,000	469,016
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	113,215
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	124,445
Fidelity National Information Services Incorporated	3.63	10-15-2020	500,000	510,048
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	309,879
Fidelity National Information Services Incorporated	5.00	10-15-2025	1,000,000	1,039,232
Fiserv Incorporated	2.70	6-1-2020	400,000	403,102
Fiserv Incorporated	3.50	10-1-2022	400,000	408,186
Fiserv Incorporated	3.85	6-1-2025	300,000	309,522
IBM Corporation	1.25	2-8-2018	500,000	500,279
IBM Corporation	1.63	5-15-2020	500,000	496,630

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
IBM Corporation	1.88%	5-15-2019	$500,000	$503,356
IBM Corporation	1.88	8-1-2022	400,000	384,746
IBM Corporation	1.95	2-12-2019	500,000	505,478
IBM Corporation	3.38	8-1-2023	400,000	415,484
IBM Corporation	4.00	6-20-2042	500,000	478,202
IBM Corporation	5.60	11-30-2039	900,000	1,052,992
IBM Corporation	5.70	9-14-2017	1,500,000	1,603,428
IBM Corporation	5.88	11-29-2032	250,000	304,676
IBM Corporation	7.00	10-30-2025	300,000	389,315
IBM Corporation	7.63	10-15-2018	500,000	576,105
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,047,681
Total System Services Incorporated	2.38	6-1-2018	205,000	202,265
Total System Services Incorporated	3.75	6-1-2023	150,000	146,254
Western Union Company	2.88	12-10-2017	250,000	254,328
Western Union Company	5.25	4-1-2020	80,000	85,764
Western Union Company	6.20	11-17-2036	175,000	170,465
Western Union Company	6.20	6-21-2040	200,000	193,818
Xerox Corporation	2.95	3-15-2017	500,000	501,066
Xerox Corporation	4.50	5-15-2021	1,000,000	961,492
Xerox Corporation	5.63	12-15-2019	200,000	204,382
Xerox Corporation	6.35	5-15-2018	150,000	157,698
Xerox Corporation	6.75	12-15-2039	100,000	82,695

				15,209,850

Semiconductors & Semiconductor Equipment: 0.17%
Altera Corporation	2.50	11-15-2018	250,000	255,900
Analog Devices Incorporated	2.88	6-1-2023	150,000	148,670
Applied Materials Incorporated	4.30	6-15-2021	300,000	326,766
Applied Materials Incorporated	5.85	6-15-2041	200,000	222,060
Intel Corporation	1.35	12-15-2017	1,150,000	1,157,147
Intel Corporation	2.70	12-15-2022	550,000	558,981
Intel Corporation	3.30	10-1-2021	847,000	897,108
Intel Corporation	3.70	7-29-2025	1,000,000	1,079,944
Intel Corporation	4.00	12-15-2032	500,000	505,620
Intel Corporation	4.25	12-15-2042	250,000	249,396
Intel Corporation	4.80	10-1-2041	643,000	686,788
Intel Corporation	4.90	7-29-2045	750,000	813,773
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	983,251
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	201,781
Texas Instruments Incorporated	1.00	5-1-2018	200,000	199,216
Texas Instruments Incorporated	1.65	8-3-2019	250,000	250,242
Texas Instruments Incorporated	2.25	5-1-2023	250,000	245,850
Xilinx Incorporated	2.13	3-15-2019	250,000	247,997
Xilinx Incorporated	3.00	3-15-2021	250,000	256,523

				9,287,013

Software: 0.45%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	355,718
Autodesk Incorporated	1.95	12-15-2017	250,000	248,034

66	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
Autodesk Incorporated	3.60%	12-15-2022	$250,000	$246,642
CA Incorporated	5.38	12-1-2019	500,000	545,112
Intuit Incorporated	5.75	3-15-2017	200,000	208,500
Microsoft Corporation	1.63	12-6-2018	400,000	406,179
Microsoft Corporation	2.00	11-3-2020	700,000	711,437
Microsoft Corporation	2.70	2-12-2025	2,000,000	2,038,344
Microsoft Corporation	3.00	10-1-2020	400,000	424,309
Microsoft Corporation	3.50	2-12-2035	1,000,000	962,593
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,090,515
Microsoft Corporation	3.75	5-1-2043	47,000	45,565
Microsoft Corporation	3.75	2-12-2045	500,000	481,936
Microsoft Corporation	4.00	2-8-2021	500,000	557,359
Microsoft Corporation	4.00	2-12-2055	1,000,000	927,602
Microsoft Corporation	4.20	6-1-2019	875,000	955,094
Microsoft Corporation	4.45	11-3-2045	1,000,000	1,072,273
Microsoft Corporation	4.50	10-1-2040	500,000	529,179
Microsoft Corporation	4.88	12-15-2043	200,000	224,042
Microsoft Corporation	5.20	6-1-2039	110,000	127,019
Microsoft Corporation	5.30	2-8-2041	500,000	581,548
Oracle Corporation	1.20	10-15-2017	1,000,000	1,002,716
Oracle Corporation	2.38	1-15-2019	600,000	616,471
Oracle Corporation	2.50	10-15-2022	800,000	802,263
Oracle Corporation	2.80	7-8-2021	1,500,000	1,550,702
Oracle Corporation	2.95	5-15-2025	1,000,000	1,008,480
Oracle Corporation	3.63	7-15-2023	400,000	423,289
Oracle Corporation	3.88	7-15-2020	350,000	378,666
Oracle Corporation	3.90	5-15-2035	500,000	478,496
Oracle Corporation	4.30	7-8-2034	250,000	256,160
Oracle Corporation	4.38	5-15-2055	1,000,000	961,147
Oracle Corporation	4.50	7-8-2044	500,000	516,200
Oracle Corporation	5.00	7-8-2019	600,000	666,108
Oracle Corporation	5.38	7-15-2040	600,000	687,355
Oracle Corporation	5.75	4-15-2018	1,000,000	1,092,174
Oracle Corporation	6.13	7-8-2039	200,000	248,665
Oracle Corporation	6.50	4-15-2038	250,000	320,890
Symantec Corporation	3.95	6-15-2022	200,000	196,610
Symantec Corporation	4.20	9-15-2020	300,000	300,380

				24,245,772

Technology Hardware, Storage & Peripherals: 0.37%
Apple Incorporated	1.00	5-3-2018	2,300,000	2,293,309
Apple Incorporated	2.00	5-6-2020	1,000,000	1,012,113
Apple Incorporated	2.40	5-3-2023	3,150,000	3,124,866
Apple Incorporated	3.20	5-13-2025	750,000	775,148
Apple Incorporated	3.45	5-6-2024	1,000,000	1,056,510
Apple Incorporated	3.45	2-9-2045	1,000,000	870,123
Apple Incorporated	3.85	5-4-2043	1,000,000	935,323
Apple Incorporated	4.38	5-13-2045	500,000	504,600
EMC Corporation	1.88	6-1-2018	950,000	914,347
EMC Corporation	2.65	6-1-2020	500,000	455,226

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
EMC Corporation	3.38%	6-1-2023	$100,000	$81,987
Hewlett Packard Enterprise Company 144A	3.60	10-15-2020	3,250,000	3,241,258
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	1,000,000	948,684
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	750,000	639,726
Hewlett-Packard Company	3.75	12-1-2020	41,000	41,991
Hewlett-Packard Company	4.05	9-15-2022	250,000	245,770
Hewlett-Packard Company	4.30	6-1-2021	500,000	504,710
Hewlett-Packard Company	4.38	9-15-2021	500,000	501,781
Hewlett-Packard Company	4.65	12-9-2021	500,000	510,165
Hewlett-Packard Company	6.00	9-15-2041	475,000	391,996
Lexmark International Incorporated	6.65	6-1-2018	250,000	264,093
NetApp Incorporated	2.00	12-15-2017	250,000	249,694
NetApp Incorporated	3.25	12-15-2022	250,000	239,935

				19,803,355

Materials: 0.61%

Chemicals: 0.38%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,537
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	256,068
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	360,326
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	161,783
Airgas Incorporated	2.90	11-15-2022	500,000	497,354
Albemarle Corporation	4.50	12-15-2020	300,000	308,299
Albemarle Corporation	5.45	12-1-2044	200,000	189,856
CF Industries Incorporated	3.45	6-1-2023	437,000	399,488
CF Industries Incorporated	4.95	6-1-2043	425,000	334,169
CF Industries Incorporated	5.15	3-15-2034	500,000	422,207
CF Industries Incorporated	6.88	5-1-2018	500,000	539,339
Dow Chemical Company	3.50	10-1-2024	250,000	251,200
Dow Chemical Company	4.13	11-15-2021	500,000	528,255
Dow Chemical Company	4.25	11-15-2020	575,000	613,320
Dow Chemical Company	4.25	10-1-2034	250,000	228,569
Dow Chemical Company	4.38	11-15-2042	500,000	451,501
Dow Chemical Company	5.25	11-15-2041	250,000	246,290
Dow Chemical Company	7.38	11-1-2029	600,000	760,031
Dow Chemical Company	8.55	5-15-2019	655,000	770,014
Dow Chemical Company	9.40	5-15-2039	385,000	555,023
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	526,118
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	264,239
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	434,717
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	217,644
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	294,289
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	25,977
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	682,244
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	290,901
Eastman Chemical Company	2.40	6-1-2017	400,000	403,062
Eastman Chemical Company	2.70	1-15-2020	300,000	297,421
Eastman Chemical Company	3.60	8-15-2022	400,000	397,486
Eastman Chemical Company	4.50	1-15-2021	500,000	517,471

68	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Eastman Chemical Company	4.80%	9-1-2042	$200,000	$174,520
Ecolab Incorporated	4.35	12-8-2021	500,000	543,516
Ecolab Incorporated	5.50	12-8-2041	300,000	336,224
FMC Corporation	3.95	2-1-2022	125,000	126,575
FMC Corporation	4.10	2-1-2024	250,000	248,990
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	99,466
Lubrizol Corporation	8.88	2-1-2019	250,000	298,459
Monsanto Company	3.38	7-15-2024	1,000,000	987,676
Monsanto Company	3.60	7-15-2042	150,000	112,923
Monsanto Company	4.40	7-15-2044	600,000	522,677
Monsanto Company	4.70	7-15-2064	300,000	240,271
Monsanto Company	5.50	8-15-2025	100,000	109,746
Mosaic Company	3.75	11-15-2021	115,000	114,500
Mosaic Company	4.25	11-15-2023	425,000	415,631
Mosaic Company	5.45	11-15-2033	304,000	294,034
Mosaic Company	5.63	11-15-2043	250,000	232,763
NewMarket Corporation	4.10	12-15-2022	50,000	50,782
PPG Industries Incorporated	2.30	11-15-2019	250,000	251,192
PPG Industries Incorporated	3.60	11-15-2020	100,000	104,274
PPG Industries Incorporated	5.50	11-15-2040	150,000	170,515
Praxair Incorporated	1.25	11-7-2018	100,000	99,150
Praxair Incorporated	2.20	8-15-2022	500,000	491,468
Praxair Incorporated	2.45	2-15-2022	200,000	199,378
Praxair Incorporated	2.70	2-21-2023	150,000	151,091
Praxair Incorporated	3.55	11-7-2042	150,000	138,312
Praxair Incorporated	4.05	3-15-2021	200,000	217,338
RPM International Incorporated	6.13	10-15-2019	200,000	221,991
RPM International Incorporated	6.50	2-15-2018	250,000	267,061
Sherwin-Williams Company	1.35	12-15-2017	250,000	249,570
Sherwin-Williams Company	4.00	12-15-2042	132,000	131,891
Valspar Corporation	4.20	1-15-2022	100,000	104,299
Valspar Corporation	7.25	6-15-2019	100,000	114,154
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,049

				20,205,684

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	133,734

Containers & Packaging: 0.02%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,325
Packaging Corporation of America	3.65	9-15-2024	250,000	245,763
Packaging Corporation of America	3.90	6-15-2022	200,000	205,242
Packaging Corporation of America	4.50	11-1-2023	550,000	569,422
Sonoco Products Company	4.38	11-1-2021	100,000	107,301

				1,139,053

Metals & Mining: 0.10%
Barrick North America Finance LLC	6.80	9-15-2018	250,000	260,890
Carpenter Technology Corporation	4.45	3-1-2023	80,000	77,133

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Newmont Mining Corporation	3.50%	3-15-2022	$600,000	$570,373
Newmont Mining Corporation	4.88	3-15-2042	500,000	385,519
Newmont Mining Corporation	5.13	10-1-2019	475,000	506,325
Newmont Mining Corporation	6.25	10-1-2039	475,000	422,365
Nucor Corporation	4.00	8-1-2023	189,000	190,199
Nucor Corporation	5.20	8-1-2043	200,000	186,238
Nucor Corporation	5.75	12-1-2017	500,000	523,660
Nucor Corporation	5.85	6-1-2018	150,000	160,327
Nucor Corporation	6.40	12-1-2037	200,000	210,994
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	139,392
Southern Copper Corporation	5.38	4-16-2020	90,000	92,711
Southern Copper Corporation	5.88	4-23-2045	500,000	395,416
Southern Copper Corporation	6.75	4-16-2040	440,000	387,183
Southern Copper Corporation	7.50	7-27-2035	600,000	569,140

				5,077,865

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	514,274
Georgia-Pacific LLC	7.25	6-1-2028	325,000	413,271
Georgia-Pacific LLC	8.00	1-15-2024	200,000	252,182
Georgia-Pacific LLC	8.88	5-15-2031	500,000	716,949
International Paper Company	3.65	6-15-2024	500,000	487,808
International Paper Company	4.75	2-15-2022	75,000	79,468
International Paper Company	4.80	6-15-2044	250,000	214,293
International Paper Company	6.00	11-15-2041	535,000	522,049
International Paper Company	7.30	11-15-2039	250,000	272,174
International Paper Company	7.50	8-15-2021	450,000	540,727
International Paper Company	7.95	6-15-2018	1,000,000	1,126,631
MeadWestvaco Corporation	7.95	2-15-2031	50,000	62,003
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	272,114
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	542,220

				6,016,163

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,245,076
AT&T Incorporated	2.63	12-1-2022	1,000,000	967,972
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,493,999
AT&T Incorporated	3.40	5-15-2025	2,000,000	1,961,352
AT&T Incorporated	3.88	8-15-2021	45,000	47,222
AT&T Incorporated	3.90	3-11-2024	500,000	514,864
AT&T Incorporated	4.30	12-15-2042	500,000	429,112
AT&T Incorporated	4.35	6-15-2045	500,000	425,920
AT&T Incorporated	4.45	5-15-2021	650,000	695,087
AT&T Incorporated	4.75	5-15-2046	2,000,000	1,819,352
AT&T Incorporated	5.35	9-1-2040	1,372,000	1,335,905
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,066,830
AT&T Incorporated	5.55	8-15-2041	60,000	58,950
AT&T Incorporated	5.60	5-15-2018	500,000	539,176

70	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	5.80%	2-15-2019	$800,000	$882,006
AT&T Incorporated	6.15	9-15-2034	500,000	537,305
AT&T Incorporated	6.30	1-15-2038	500,000	541,074
AT&T Incorporated	6.50	9-1-2037	970,000	1,081,230
AT&T Incorporated	6.55	2-15-2039	800,000	882,678
AT&T Incorporated	8.25	11-15-2031	536,000	738,641
Embarq Corporation	8.00	6-1-2036	1,000,000	950,000
Qwest Corporation	6.88	9-15-2033	255,000	237,647
Verizon Communications Incorporated	2.45	11-1-2022	600,000	579,941
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,013,819
Verizon Communications Incorporated	3.00	11-1-2021	750,000	761,874
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,044,566
Verizon Communications Incorporated	3.65	9-14-2018	900,000	941,914
Verizon Communications Incorporated	4.15	3-15-2024	850,000	905,233
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,272,643
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,119,067
Verizon Communications Incorporated	4.52	9-15-2048	1,569,000	1,431,457
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,090,882
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,088,673
Verizon Communications Incorporated	4.75	11-1-2041	500,000	477,602
Verizon Communications Incorporated	4.86	8-21-2046	830,000	811,052
Verizon Communications Incorporated	5.01	8-21-2054	1,200,000	1,116,068
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,736,544
Verizon Communications Incorporated	6.00	4-1-2041	500,000	544,000
Verizon Communications Incorporated	6.25	4-1-2037	250,000	280,000
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,129,666
Verizon Communications Incorporated	6.40	9-15-2033	1,030,000	1,200,433
Verizon Communications Incorporated	6.40	2-15-2038	500,000	570,295
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,721,106
Verizon Communications Incorporated	6.90	4-15-2038	250,000	295,967
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	653,909

				44,238,109

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,505
CC Holdings GS V LLC	3.85	4-15-2023	500,000	503,800

				604,305

Utilities: 1.83%

Electric Utilities: 1.35%
Alabama Power Company	3.55	12-1-2023	250,000	266,218
Alabama Power Company	3.85	12-1-2042	200,000	194,937
Alabama Power Company	4.15	8-15-2044	150,000	152,818
Alabama Power Company	5.50	3-15-2041	65,000	78,141
Alabama Power Company	6.00	3-1-2039	500,000	614,667
Alabama Power Company	6.13	5-15-2038	105,000	131,195
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	199,365
Appalachian Power Company	3.40	6-1-2025	250,000	253,834
Appalachian Power Company	4.45	6-1-2045	250,000	248,013

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Appalachian Power Company	5.80%	10-1-2035	$315,000	$359,998
Appalachian Power Company	6.38	4-1-2036	300,000	349,265
Appalachian Power Company	7.00	4-1-2038	100,000	128,279
Arizona Public Service Company	3.15	5-15-2025	150,000	152,507
Arizona Public Service Company	4.50	4-1-2042	100,000	107,861
Arizona Public Service Company	4.70	1-15-2044	250,000	275,997
Arizona Public Service Company	8.75	3-1-2019	500,000	593,998
Atlantic City Electric Company	7.75	11-15-2018	65,000	74,987
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	530,642
Carolina Power & Light Company	2.80	5-15-2022	250,000	255,920
Carolina Power & Light Company	5.30	1-15-2019	500,000	551,004
CenterPoint Energy Houston	2.25	8-1-2022	300,000	295,861
CenterPoint Energy Houston	3.55	8-1-2042	250,000	229,542
CenterPoint Energy Houston	4.50	4-1-2044	250,000	269,120
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	337,734
Cleco Power LLC	6.00	12-1-2040	300,000	358,763
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	540,092
Columbus Southern Power Company	6.05	5-1-2018	200,000	216,215
Commonwealth Edison Company	3.80	10-1-2042	100,000	96,780
Commonwealth Edison Company	4.70	1-15-2044	250,000	274,901
Commonwealth Edison Company	5.80	3-15-2018	500,000	541,499
Commonwealth Edison Company	5.90	3-15-2036	250,000	314,513
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	79,455
Connecticut Light & Power Company	4.15	6-1-2045	125,000	131,243
Connecticut Light & Power Company	5.65	5-1-2018	100,000	108,576
Connecticut Light & Power Company	6.35	6-1-2036	200,000	260,249
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	529,793
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	228,316
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	302,990
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	315,204
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	108,067
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	399,508
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	706,737
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	252,681
Delmarva Power & Light Company	4.00	6-1-2042	300,000	298,389
Detroit Edison Company	2.65	6-15-2022	200,000	203,962
Detroit Edison Company	3.45	10-1-2020	500,000	530,801
DTE Electric Company	3.65	3-15-2024	150,000	161,026
DTE Electric Company	6.63	6-1-2036	250,000	340,980
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	521,281
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	310,366
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	113,610
Duke Energy Corporation	3.05	8-15-2022	100,000	100,239
Duke Energy Corporation	3.95	10-15-2023	200,000	207,660
Duke Energy Corporation	6.45	10-15-2032	375,000	481,379
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	97,155
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	167,421
Duke Energy Indiana Incorporated	6.35	8-15-2038	500,000	650,128
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	85,850
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	277,918

72	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Progress Incorporated	3.00%	9-15-2021	$250,000	$261,162
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	151,522
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	255,226
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	263,647
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	266,294
Entergy Corporation	5.13	9-15-2020	250,000	271,904
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	140,574
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	108,003
Entergy Louisiana LLC	4.05	9-1-2023	400,000	427,560
Entergy Louisiana LLC	5.40	11-1-2024	250,000	293,486
Entergy Texas Incorporated	7.13	2-1-2019	200,000	226,785
Exelon Corporation 144A	3.95	6-15-2025	500,000	506,195
Exelon Corporation 144A	4.95	6-15-2035	200,000	204,528
Exelon Corporation 144A	5.10	6-15-2045	400,000	408,648
Exelon Corporation	5.63	6-15-2035	365,000	397,289
Exelon Generation Company LLC	4.25	6-15-2022	225,000	228,368
Exelon Generation Company LLC	5.20	10-1-2019	500,000	539,606
Exelon Generation Company LLC	5.60	6-15-2042	605,000	547,862
Exelon Generation Company LLC	6.25	10-1-2039	500,000	496,269
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	145,857
Florida Power & Light Company	3.25	6-1-2024	500,000	524,942
Florida Power & Light Company	4.05	6-1-2042	250,000	258,319
Florida Power & Light Company	4.13	2-1-2042	300,000	314,077
Florida Power & Light Company	5.25	2-1-2041	200,000	242,916
Florida Power & Light Company	5.65	2-1-2037	363,000	445,022
Florida Power & Light Company	5.95	2-1-2038	320,000	412,632
Florida Power & Light Company	5.96	4-1-2039	250,000	326,106
Florida Power Corporation	5.65	6-15-2018	300,000	327,014
Florida Power Corporation	5.65	4-1-2040	125,000	155,106
Florida Power Corporation	5.80	9-15-2017	200,000	213,129
Florida Power Corporation	6.40	6-15-2038	500,000	663,445
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	819,314
Georgia Power Company	4.25	12-1-2019	375,000	404,291
Georgia Power Company	4.30	3-15-2042	250,000	246,888
Georgia Power Company	4.30	3-15-2043	350,000	343,735
Georgia Power Company	5.40	6-1-2018	200,000	216,098
Georgia Power Company	5.40	6-1-2040	250,000	282,457
Georgia Power Company	5.95	2-1-2039	250,000	299,503
Georgia Power Company Series B	5.70	6-1-2017	100,000	105,039
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	54,005
Iberdrola International BV	6.75	7-15-2036	397,000	489,051
Indiana Michigan Power Company	3.20	3-15-2023	100,000	100,872
Indiana Michigan Power Company	7.00	3-15-2019	500,000	565,176
Interstate Power & Light Company	4.70	10-15-2043	300,000	326,516
Interstate Power & Light Company	6.25	7-15-2039	30,000	39,347
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	281,709
Kansas City Power & Light Company	3.15	3-15-2023	200,000	199,555
Kansas City Power & Light Company	6.38	3-1-2018	250,000	272,935
Kansas City Power & Light Company	7.15	4-1-2019	200,000	230,537
Kentucky Utilities Company	3.25	11-1-2020	250,000	264,299

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Kentucky Utilities Company	5.13%	11-1-2040	$500,000	$582,212
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	104,982
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	510,753
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	336,096
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	268,600
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	93,620
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	351,968
MidAmerican Energy Holdings Company	6.13	4-1-2036	200,000	238,925
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	623,717
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	201,749
Nevada Power Company	5.45	5-15-2041	120,000	140,105
Nevada Power Company	6.75	7-1-2037	200,000	265,862
Nevada Power Company	7.13	3-15-2019	300,000	340,917
NiSource Finance Corporation	4.80	2-15-2044	850,000	880,611
NiSource Finance Corporation	5.45	9-15-2020	415,000	459,349
NiSource Finance Corporation	5.65	2-1-2045	200,000	231,352
NiSource Finance Corporation	6.13	3-1-2022	100,000	115,987
NiSource Finance Corporation	6.40	3-15-2018	699,000	758,093
NiSource Finance Corporation	6.80	1-15-2019	90,000	100,369
Northeast Utilities	1.45	5-1-2018	350,000	345,823
Northeast Utilities	2.80	5-1-2023	175,000	171,385
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	247,130
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	152,554
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	233,100
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	536,834
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	48,820
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	400,702
NSTAR Electric Company	2.38	10-15-2022	200,000	198,929
NSTAR Electric Company	4.40	3-1-2044	250,000	265,908
NSTAR Electric Company	5.50	3-15-2040	100,000	122,008
Oglethorpe Power Corporation	4.55	6-1-2044	250,000	248,894
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	334,643
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	177,918
Ohio Edison Company	6.88	7-15-2036	250,000	301,162
Ohio Edison Company	8.25	10-15-2038	200,000	290,694
Ohio Power Company	5.38	10-1-2021	65,000	73,522
Ohio Power Company	6.60	2-15-2033	194,000	239,095
Ohio Power Company	6.60	3-1-2033	150,000	186,371
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	272,949
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	118,867
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	126,797
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	534,832
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	203,759
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	275,436
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	553,943
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	222,269
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	273,532
PacifiCorp	3.60	4-1-2024	250,000	266,503
PacifiCorp	4.10	2-1-2042	100,000	101,721
PacifiCorp	5.65	7-15-2018	600,000	654,232

74	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PacifiCorp	5.75%	4-1-2037	$250,000	$303,812
PacifiCorp	6.00	1-15-2039	500,000	628,442
PacifiCorp	6.25	10-15-2037	720,000	927,365
PECO Energy Company	2.38	9-15-2022	750,000	750,586
PECO Energy Company	4.15	10-1-2044	350,000	358,339
Portland General Electric Company	6.10	4-15-2019	250,000	281,068
Potomac Electric Power Company	3.60	3-15-2024	250,000	264,886
Potomac Electric Power Company	6.50	11-15-2037	200,000	265,146
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,797
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	509,675
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	262,497
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	213,290
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	127,161
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	263,063
PPL Electric Utilities	4.75	7-15-2043	150,000	168,375
PPL Electric Utilities	5.20	7-15-2041	200,000	235,678
PPL Electric Utilities	6.25	5-15-2039	45,000	59,422
Progress Energy Incorporated	3.15	4-1-2022	500,000	501,678
Progress Energy Incorporated	4.10	5-15-2042	250,000	252,363
Progress Energy Incorporated	4.40	1-15-2021	250,000	266,728
Progress Energy Incorporated	4.55	4-1-2020	75,000	82,184
Progress Energy Incorporated	6.00	12-1-2039	300,000	343,904
Progress Energy Incorporated	6.30	4-1-2038	50,000	65,841
Progress Energy Incorporated	7.00	10-30-2031	500,000	636,984
Progress Energy Incorporated	7.75	3-1-2031	300,000	404,018
PSEG Power LLC	2.45	11-15-2018	300,000	300,733
PSEG Power LLC	4.15	9-15-2021	250,000	256,118
PSEG Power LLC	4.30	11-15-2023	300,000	300,591
PSEG Power LLC	5.13	4-15-2020	280,000	304,323
PSEG Power LLC	8.63	4-15-2031	75,000	92,212
Public Service Company of Colorado	2.25	9-15-2022	100,000	99,741
Public Service Company of Colorado	2.50	3-15-2023	250,000	249,840
Public Service Company of Colorado	3.20	11-15-2020	300,000	315,469
Public Service Company of Colorado	3.60	9-15-2042	200,000	192,525
Public Service Company of Colorado	3.95	3-15-2043	125,000	126,755
Public Service Company of Colorado	4.30	3-15-2044	250,000	267,378
Public Service Company of Colorado	5.13	6-1-2019	50,000	55,433
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	317,526
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	107,352
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	43,419
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	201,512
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	198,916
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	242,240
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	197,917
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	102,847
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	125,929
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	588,304
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	590,977
Southern California Edison Company	1.13	5-1-2017	500,000	499,905
Southern California Edison Company	3.88	6-1-2021	270,000	291,558

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Southern California Edison Company	3.90%	3-15-2043	$150,000	$151,071
Southern California Edison Company	4.05	3-15-2042	500,000	510,797
Southern California Edison Company	5.50	8-15-2018	500,000	548,250
Southern California Edison Company	5.50	3-15-2040	200,000	244,639
Southern California Edison Company	6.00	1-15-2034	100,000	125,453
Southern California Edison Company	6.05	3-15-2039	350,000	450,858
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	211,519
Southern Company	2.15	9-1-2019	500,000	496,004
Southern Company	2.45	9-1-2018	180,000	182,232
Southern Company	2.75	6-15-2020	250,000	250,187
Southwestern Electric Power Company	6.20	3-15-2040	50,000	60,058
Southwestern Public Service Company	6.00	10-1-2036	100,000	122,454
System Energy Resources	4.10	4-1-2023	150,000	154,445
Tampa Electric Company	2.60	9-15-2022	200,000	198,603
Tampa Electric Company	4.20	5-15-2045	300,000	304,629
Tampa Electric Company	6.10	5-15-2018	100,000	108,437
Tampa Electric Company	6.15	5-15-2037	75,000	94,871
Toleda Edison Company	6.15	5-15-2037	50,000	57,951
TXU Electric Delivery Company	7.25	1-15-2033	75,000	98,009
Union Electric Company	3.90	9-15-2042	250,000	252,741
Union Electric Company	6.40	6-15-2017	500,000	530,232
Union Electric Company	8.45	3-15-2039	80,000	126,561
Virginia Electric & Power Company	3.10	5-15-2025	100,000	102,461
Virginia Electric & Power Company	3.45	2-15-2024	150,000	156,252
Virginia Electric & Power Company	4.00	1-15-2043	325,000	320,263
Virginia Electric & Power Company	4.20	5-15-2045	150,000	154,039
Virginia Electric & Power Company	4.45	2-15-2044	150,000	159,182
Virginia Electric & Power Company	5.00	6-30-2019	200,000	219,619
Virginia Electric & Power Company	8.88	11-15-2038	300,000	478,008
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,043,886
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	124,714
Westar Energy Incorporated	4.10	4-1-2043	300,000	307,150
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,522
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	380,698
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	121,234
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	187,963
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	257,003
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	54,930
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	332,401
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	457,345

				71,945,562

Gas Utilities: 0.09%
Atmos Energy Corporation	4.13	10-15-2044	350,000	353,508
Atmos Energy Corporation	4.15	1-15-2043	161,000	161,057
Atmos Energy Corporation	5.50	6-15-2041	60,000	70,877
Atmos Energy Corporation	6.35	6-15-2017	50,000	52,984
Atmos Energy Corporation	8.50	3-15-2019	250,000	293,260
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	68,387

76	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
CenterPoint Energy Resources Corporation	5.85%	1-15-2041	$110,000	$119,184
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	107,236
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	159,060
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	57,982
KeySpan Corporation	5.80	4-1-2035	125,000	141,223
Laclede Group Incorporated	4.70	8-15-2044	250,000	263,074
National Fuel Gas Company	3.75	3-1-2023	312,000	267,773
One Gas Incorporated	2.07	2-1-2019	100,000	100,176
One Gas Incorporated	3.61	2-1-2024	100,000	104,453
One Gas Incorporated	4.66	2-1-2044	50,000	54,283
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	407,264
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	53,644
Sempra Energy	2.88	10-1-2022	200,000	193,608
Sempra Energy	3.55	6-15-2024	1,000,000	999,302
Sempra Energy	6.00	10-15-2039	300,000	329,777
Southern California Gas Company	3.75	9-15-2042	200,000	197,368
Southern California Gas Company	5.13	11-15-2040	100,000	120,062
Southern California Gas Company	5.75	11-15-2035	75,000	94,371

				4,769,913

Independent Power & Renewable Electricity Producers: 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	110,207
Southern Power Company	5.15	9-15-2041	500,000	464,457
Southern Power Company	5.25	7-15-2043	120,000	113,664
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	102,271
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	97,267

				887,866

Multi-Utilities: 0.35%
Ameren Illinois Company	4.30	7-1-2044	500,000	534,712
Ameren Illinois Company	4.80	12-15-2043	100,000	112,879
Ameren Illinois Company	6.13	11-15-2017	100,000	107,482
Avista Corporation	5.13	4-1-2022	55,000	61,651
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	299,129
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	250,421
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	532,371
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	440,408
Black Hills Corporation	4.25	11-30-2023	300,000	321,095
CMS Energy Corporation	3.88	3-1-2024	500,000	520,822
CMS Energy Corporation	4.70	3-31-2043	125,000	127,367
CMS Energy Corporation	5.05	3-15-2022	350,000	387,430
Consumers Energy Company	3.95	5-15-2043	200,000	203,526
Consumers Energy Company	4.35	8-31-2064	150,000	150,799
Consumers Energy Company	5.65	9-15-2018	150,000	163,772
Consumers Energy Company	6.70	9-15-2019	500,000	579,871
Dominion Resources Incorporated	1.90	6-15-2018	200,000	198,957
Dominion Resources Incorporated	2.50	12-1-2019	188,000	189,428
Dominion Resources Incorporated	2.75	9-15-2022	200,000	195,441
Dominion Resources Incorporated	3.63	12-1-2024	300,000	300,176

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated	4.05%	9-15-2042	$250,000	$222,299
Dominion Resources Incorporated	4.45	3-15-2021	100,000	107,560
Dominion Resources Incorporated	4.70	12-1-2044	250,000	240,428
Dominion Resources Incorporated	4.90	8-1-2041	60,000	58,218
Dominion Resources Incorporated	5.95	6-15-2035	225,000	256,339
Dominion Resources Incorporated	6.40	6-15-2018	750,000	819,188
Dominion Resources Incorporated	7.00	6-15-2038	500,000	610,514
DTE Energy Company 144A	3.30	6-15-2022	100,000	102,097
DTE Energy Company	3.85	12-1-2023	243,000	255,847
Eversource Energy	4.50	11-15-2019	100,000	107,964
Integrys Energy Group	4.17	11-1-2020	200,000	215,591
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	145,028
NorthWestern Corporation	4.18	11-15-2044	300,000	315,694
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	247,459
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	676,838
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	156,734
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	188,542
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	542,063
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	206,298
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	814,673
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	603,992
Pacific Gas & Electric Company	6.05	3-1-2034	500,000	617,628
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	127,802
Pacific Gas & Electric Company	8.25	10-15-2018	250,000	290,880
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	285,160
Puget Energy Incorporated	3.65	5-15-2025	200,000	201,632
Puget Energy Incorporated	6.00	9-1-2021	250,000	284,740
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	535,072
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	497,548
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	62,808
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	426,025
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	781,544
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	119,242
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	684,475
Scana Corporation	4.75	5-15-2021	250,000	263,615
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	149,725
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	151,879
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	206,396
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	92,500
Xcel Energy Incorporated	4.70	5-15-2020	250,000	271,528
Xcel Energy Incorporated	4.80	9-15-2041	250,000	263,605

				18,884,907

Water Utilities: 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	314,880
American Water Capital Corporation	6.09	10-15-2017	750,000	802,623

				1,117,503

Total Corporate Bonds and Notes (Cost $1,074,600,880)				1,097,286,865

78	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 24.40%
Australian Government Bond Series 122 (AUD)	5.25%	3-15-2019	1,850,000	$1,456,746
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	1,950,000	1,651,524
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,658,490
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	260,363
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,388,603
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,950,000	1,487,388
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,900,000	1,650,811
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,475,000	1,087,623
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	2,000,000	1,743,134
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,586,446
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	800,527
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	2,550,000	1,954,474
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	875,685
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,160,314
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,580,062
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,650,000	1,217,964
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	700,000	557,114
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	518,129
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	725,000	513,562
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	300,000	220,699
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,420,350
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	400,000	476,174
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,880,000	3,385,662
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,200,000	1,635,885
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,196,721
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,000,000	1,189,151
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,000,000	1,236,623
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	1,650,000	2,130,832
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,375,000	2,412,519
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,050,000	1,428,489
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,402,623
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,150,000	1,316,742
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,366,662
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,640,000	2,291,391
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	300,000	469,032
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,150,000	1,452,068
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,250,000	1,413,798
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,255,676
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,076,837
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,062,694
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	960,000	1,078,454
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	100,000	107,985
Belgium Government Bond Series 76 (EUR 144A)	1.90	6-22-2038	325,000	388,618
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	1,100,000	1,201,633
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,645,473
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	1,050,000	1,175,240
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,150,000	1,299,932
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,927,763
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	1,100,000	1,185,148
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	1,500,000	1,672,244

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bonos y Obligaciones del Estado (EUR) 144A	2.15%	10-31-2025	2,000,000	$2,296,026
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,100,000	2,467,016
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,800,000	2,168,356
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,300,000	1,551,808
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	1,800,000	2,325,983
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,506,120
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	2,749,859
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,050,000	2,421,088
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,250,000	1,854,429
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,000,000	1,627,990
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,735,801
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	2,000,000	2,200,362
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	1,925,000	2,129,750
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,110,815
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,438,506
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,037,713
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,878,002
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,685,135
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,000,000	1,118,880
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	1,100,000	1,221,284
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	1,000,000	1,123,410
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	1,600,000	1,820,668
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,079,992
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	2,000,000	2,371,397
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	1,750,000	2,131,515
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,139,509
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,500,000	1,839,470
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,500,000	1,851,271
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,000,000	2,465,176
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,700,000	2,131,905
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,479,505
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	575,000	730,213
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,125,000	1,376,376
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,427,649
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,300,000	2,027,033
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,275,000	2,009,378
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,100,000	2,633,194
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,500,000	1,955,109
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,300,000	2,251,930
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	175,000	360,421
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	3,006,921
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	850,000	1,665,792
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,600,000	3,003,045
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,000,000	3,570,767
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	2,100,000	2,478,002
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,250,000	2,725,348
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,250,000	2,574,438
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,000,000	2,493,706
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,550,000	3,150,864
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,750,000	2,138,073

80	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 161 (EUR)	2.25%	9-4-2021	1,500,000	$1,873,520
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,000,000	2,316,543
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,000,000	1,908,856
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,403,539
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,200,000	2,233,954
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,188,582
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,488,253
Bundesschatzanweisungen (EUR) ¤	0.00	3-10-2017	1,200,000	1,312,593
Bundesschatzanweisungen (EUR) ¤	0.00	12-15-2017	1,000,000	1,098,699
Canadian Government Bond (CAD)	0.25	5-1-2017	925,000	681,588
Canadian Government Bond (CAD)	0.25	11-1-2017	1,500,000	1,103,803
Canadian Government Bond (CAD)	0.75	9-1-2020	1,000,000	744,124
Canadian Government Bond (CAD)	1.25	8-1-2017	995,000	743,000
Canadian Government Bond (CAD)	1.25	2-1-2018	600,000	449,681
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	806,107
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	602,170
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	746,371
Canadian Government Bond (CAD)	1.50	9-1-2017	1,275,000	956,156
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	766,223
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,186,947
Canadian Government Bond (CAD)	1.75	3-1-2019	1,000,000	766,171
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	846,797
Canadian Government Bond (CAD)	2.25	6-1-2025	1,200,000	969,667
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,067,566
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,195,334
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	479,829
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	462,576
Canadian Government Bond (CAD)	3.25	6-1-2021	1,000,000	835,905
Canadian Government Bond (CAD)	3.50	6-1-2020	1,350,000	1,119,732
Canadian Government Bond (CAD)	3.50	12-1-2045	1,450,000	1,439,819
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,304,337
Canadian Government Bond (CAD)	4.00	6-1-2017	850,000	655,455
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,293,496
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	800,650
Canadian Government Bond (CAD)	5.00	6-1-2037	1,100,000	1,243,943
Canadian Government Bond (CAD)	5.75	6-1-2029	1,200,000	1,328,878
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,522,681
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	215,121
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	739,190
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	249,431
Denmark Government Bond (DKK)	1.50	11-15-2023	5,700,000	915,818
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	736,438
Denmark Government Bond (DKK)	3.00	11-15-2021	8,000,000	1,372,304
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	894,344
Denmark Government Bond (DKK)	4.00	11-15-2019	9,400,000	1,587,150
Denmark Government Bond (DKK)	4.50	11-15-2039	11,250,000	2,867,525
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	578,381
France Government Bond (EUR) ¤	0.00	2-25-2018	1,925,000	2,112,293
France Government Bond (EUR) ¤	0.00	5-25-2020	1,600,000	1,761,179
France Government Bond (EUR)	0.25	11-25-2020	500,000	556,406

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	0.50%	11-25-2019	2,250,000	$2,523,737
France Government Bond (EUR)	0.50	5-25-2025	2,900,000	3,188,270
France Government Bond (EUR)	1.00	5-25-2018	1,925,000	2,160,810
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	1,693,985
France Government Bond (EUR)	1.00	5-25-2019	2,500,000	2,839,665
France Government Bond (EUR)	1.00	11-25-2025	1,600,000	1,828,807
France Government Bond (EUR)	1.75	5-25-2023	3,450,000	4,209,572
France Government Bond (EUR)	1.75	11-25-2024	2,650,000	3,247,294
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,379,802
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,746,808
France Government Bond (EUR)	2.50	10-25-2020	3,100,000	3,805,695
France Government Bond (EUR)	2.50	5-25-2030	2,375,000	3,128,055
France Government Bond (EUR)	2.75	10-25-2027	2,600,000	3,476,400
France Government Bond (EUR)	3.00	4-25-2022	2,675,000	3,464,250
France Government Bond (EUR)	3.25	10-25-2021	3,500,000	4,540,477
France Government Bond (EUR)	3.25	5-25-2045	1,150,000	1,777,373
France Government Bond (EUR)	3.50	4-25-2020	2,900,000	3,655,794
France Government Bond (EUR)	3.50	4-25-2026	3,450,000	4,863,246
France Government Bond (EUR)	3.75	4-25-2017	2,000,000	2,281,440
France Government Bond (EUR)	3.75	10-25-2019	2,150,000	2,690,136
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,914,492
France Government Bond (EUR)	4.00	4-25-2018	3,350,000	3,993,226
France Government Bond (EUR)	4.00	10-25-2038	2,350,000	3,903,002
France Government Bond (EUR)	4.00	4-25-2055	1,475,000	2,717,798
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,876,464
France Government Bond (EUR)	4.25	10-25-2017	3,475,000	4,074,363
France Government Bond (EUR)	4.25	10-25-2018	2,750,000	3,362,217
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,678,781
France Government Bond (EUR)	4.25	10-25-2023	3,825,000	5,481,705
France Government Bond (EUR)	4.50	4-25-2041	2,200,000	3,997,385
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,479,263
France Government Bond (EUR)	5.50	4-25-2029	2,575,000	4,444,127
France Government Bond (EUR)	5.75	10-25-2032	2,600,000	4,875,270
France Government Bond (EUR)	6.00	10-25-2025	1,750,000	2,923,666
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,071,826
France Government Bond (EUR)	8.50	10-25-2019	650,000	936,859
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,835,310
French Treasury Note (EUR)	1.00	7-25-2017	1,700,000	1,887,257
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,500,000	1,640,914
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,500,000	1,658,553
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,655,773
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,122,233
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,600,000	1,803,740
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,657,992
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	1,000,000	1,051,595
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	1,000,000	1,146,823
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,770,183
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,800,000	2,106,107
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,450,000	1,736,699
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	1,150,000	1,451,568

82	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	3.50%	11-1-2017	1,500,000	$1,728,011
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,525,000	1,789,276
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,024,971
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,300,000	1,704,536
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,780,014
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,800,000	2,281,005
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,752,097
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,744,125
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,530,492
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,400,000	3,356,654
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,112,982
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,795,144
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,450,000	3,089,701
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,250,391
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,014,232
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,250,000	2,772,468
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,919,364
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,500,000	2,031,329
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,800,000	2,457,298
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	1,775,000	2,483,796
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	1,000,000	1,148,446
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	1,200,000	1,383,406
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,263,659
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,000,000	2,758,206
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,300,000	1,891,537
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,300,000	2,070,397
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	2,993,862
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,200,000	3,140,666
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,150,000	3,358,129
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,733,888
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,535,101
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,157,645
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,700,000	4,150,006
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	2,816,031
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,824,843
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,663,058
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,425,000	4,033,559
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	4,184,330
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,612,143
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,116,253
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	5,349,634
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	12,483,101
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	11,828,582
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	650,000,000	5,810,886
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,691,127
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,186,555
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,619,596
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	100,000,000	900,625
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	261,500,000	3,267,596
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	2,903,756

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Forty Year Bond Series 3 (JPY)	2.20%	3-20-2050	448,000,000	$5,411,401
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	225,000,000	2,609,425
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	1,987,803
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	510,000,000	5,513,093
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	650,000,000	5,880,351
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	665,000,000	6,052,559
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	6,393,215
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	1,000,000,000	9,147,976
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,355,989
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	8,465,815
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,690,125
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	5,109,334
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,780,764
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,838,039
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,871,737
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,089,969
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,644,672
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,503,924
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,817,844
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	600,000,000	5,612,345
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	9,107,530
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,678,728
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,000,000,000	9,390,980
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,351,509
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,627,617
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	702,000,000	6,519,003
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	6,161,900
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	4,939,871
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,252,923
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,904,270
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	950,000,000	8,997,934
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,885,876
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,714,993
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,788,284
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,721,254
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	450,000,000	4,259,585
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,656,139
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	8,064,880
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	10,789,326
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	8,572,649
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	500,000,000	4,708,084
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	500,000,000	4,711,454
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,677,221
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	800,000,000	7,363,363
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	275,000,000	2,550,862
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,151,692
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	493,708
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,678,369
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,487,406
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,953,602

84	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 16 (JPY)	2.50%	9-20-2034	150,000,000	$1,809,153
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	715,500,000	8,408,577
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	4,531,030
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	240,000,000	2,818,167
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	300,000,000	3,577,225
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,696,154
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,948,193
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,560,311
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,483,049
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,973,451
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	300,000,000	3,559,053
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	6,388,518
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	5,551,508
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	5,566,361
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	3,552,734
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	825,000,000	8,835,852
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,331,892
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,757,284
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,223,080
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,003,955
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	429,000,000	4,217,330
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,087,780
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,022,509
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,663,373
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,003,902
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	985,544
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,446,304
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,404,823
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	7,022,386
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	3,153,112
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	9,468,296
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,146,601
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,879,886
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	780,000,000	8,554,578
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,129,606
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,739,258
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,505,614
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,840,645
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,217,995
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	1,101,654
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,788,213
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,395,570
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,220,230
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,510,058
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,582,734
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,933,356
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,920,199
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,816,611
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,137,697
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,250,667

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 118 (JPY)	2.00%	6-20-2030	70,000,000	$779,893
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,474,877
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,595,577
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,713,146
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,146,388
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,790,658
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,714,630
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,812,971
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,369,174
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,274,003
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,097,672
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	250,000,000	2,675,646
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	600,000,000	6,510,736
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,251,403
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,297,592
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	3,209,791
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	5,961,150
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	5,337,590
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	12,094,302
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	7,142,850
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,890,204
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,849,827
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	825,000,000	8,747,905
Japan Government Two Year Bond Series 353 (JPY)	0.10	6-15-2017	222,000,000	1,977,022
Japan Government Two Year Bond Series 360 (JPY)	0.10	1-15-2018	500,000,000	4,463,128
Netherlands Government Bond (EUR) ¤144A	0.00	4-15-2018	1,450,000	1,593,655
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,050,000	1,172,350
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	1,350,000	1,468,526
Netherlands Government Bond (EUR) 144A	0.50	4-15-2017	1,325,000	1,457,517
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,124,016
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,000,000	1,141,851
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,700,000	2,093,570
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	1,425,000	1,798,145
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	100,000	125,693
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,602,631
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	825,000	1,323,729
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,200,000	1,556,107
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,450,000	1,848,955
Netherlands Government Bond (EUR)	3.75	1-15-2023	970,000	1,337,274
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,350,000	2,444,893
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,450,000	1,746,250
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,815,467
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,228,000	2,154,839
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,250,000	1,453,265
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,050,000	1,810,071
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	556,599
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,025,000	2,525,163
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,400,000	1,960,208
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,750,000	2,178,657
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,495,738

86	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Spain Government Bond (EUR) 144A	4.65%	7-30-2025	1,600,000	$2,219,493
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,200,000	1,819,452
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,271,872
Spain Government Bond (EUR) 144A	4.85	10-31-2020	2,100,000	2,737,091
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,150,000	1,777,964
Spain Government Bond (EUR) 144A	5.50	7-30-2017	2,100,000	2,463,005
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,150,000	2,915,470
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	3,014,999
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,000,000	2,809,232
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,500,000	2,294,094
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,754,387
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,103,326
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	4,700,000	583,526
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,153,576
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	3,750,000	602,884
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	8,650,000	1,222,306
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	133,627
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	930,191
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,900,000	676,574
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	2,000,000	239,538
United Kingdom Gilt (GBP)	1.00	9-7-2017	2,820,000	3,964,991
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,300,000	4,688,037
United Kingdom Gilt (GBP)	1.50	1-22-2021	1,025,000	1,478,270
United Kingdom Gilt (GBP)	1.75	7-22-2019	2,450,000	3,550,639
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,850,000	4,170,364
United Kingdom Gilt (GBP)	2.00	7-22-2020	2,950,000	4,345,209
United Kingdom Gilt (GBP)	2.00	9-7-2025	2,000,000	2,948,290
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,639,651
United Kingdom Gilt (GBP)	2.50	7-22-2065	500,000	772,548
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,450,000	3,828,673
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,250,000	3,740,215
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,100,000	1,916,703
United Kingdom Gilt (GBP)	3.50	7-22-2068	2,050,000	4,063,284
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,450,000	3,805,737
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,000,000	3,176,862
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,000,000	3,232,511
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,100,000	4,045,698
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	5,959,851
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,900,000	4,039,030
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,310,039
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,150,000	5,809,871
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,594,338
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,850,000	3,527,967
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,419,372
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,000,000	4,008,151
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,950,000	4,022,615
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,000,000	4,345,727
United Kingdom Gilt (GBP)	4.50	3-7-2019	2,725,000	4,266,766
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,468,483
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,535,000	5,111,109

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.75%	3-7-2020	3,100,000	$5,040,518
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	5,975,526
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	4,884,130
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,500,000	4,601,315
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,825,000	3,851,696
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,405,693
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,000,000	1,568,529

Total Foreign Government Bonds (Cost $1,355,684,510)				1,303,913,307

U.S. Treasury Securities: 22.88%
U.S. Treasury Bond	2.50	2-15-2045	$19,250,000	18,763,495
U.S. Treasury Bond	2.50	2-15-2046	2,000,000	1,954,688
U.S. Treasury Bond	2.75	8-15-2042	4,500,000	4,663,652
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	8,537,463
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,893,469
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,181,250
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	17,937,728
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,709,920
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,514,814
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,947,756
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	8,869,376
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	10,470,582
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,585,000
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,933,049
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,881,292
U.S. Treasury Bond	3.75	8-15-2041	2,350,000	2,911,612
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,482,420
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,985,527
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,374,190
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,081,282
U.S. Treasury Bond	4.50	2-15-2036	1,300,000	1,789,125
U.S. Treasury Bond	4.50	5-15-2038	600,000	827,719
U.S. Treasury Bond	4.50	8-15-2039	2,100,000	2,888,403
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,136,344
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,425,642
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,174,813
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,393,867
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,597,018
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,471,094
U.S. Treasury Bond	6.25	5-15-2030	3,000,000	4,576,758
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,916,276
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,185,899
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,403,625
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,210,216
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,981,055
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,988,670
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,965,000
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,576,843
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,983,124
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,000,585

88	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	12-31-2017	$4,000,000	$3,995,936
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,995,705
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,495,898
U.S. Treasury Note	0.75	2-15-2019	2,500,000	2,489,063
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,011,487
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,421,316
U.S. Treasury Note	0.88	1-31-2018	5,000,000	5,007,030
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,488,575
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,035,628
U.S. Treasury Note	1.00	5-31-2018	7,000,000	7,025,704
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,015,625
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,456,854
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,967,580
U.S. Treasury Note	1.13	12-31-2019	5,000,000	5,003,710
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,981,250
U.S. Treasury Note	1.13	2-28-2021	2,500,000	2,489,648
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,099,610
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,100,780
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,525,293
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,108,744
U.S. Treasury Note	1.25	1-31-2020	7,000,000	7,034,454
U.S. Treasury Note	1.25	2-29-2020	10,000,000	10,044,530
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,127,730
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,065,625
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,148,676
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,134,770
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,065,430
U.S. Treasury Note	1.38	1-31-2020	3,000,000	3,029,181
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,631,394
U.S. Treasury Note	1.38	5-31-2020	10,000,000	10,081,640
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,197,340
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,117,579
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,874,423
U.S. Treasury Note	1.50	2-28-2023	5,000,000	4,995,117
U.S. Treasury Note	1.63	3-31-2019	10,000,000	10,207,030
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,102,345
U.S. Treasury Note	1.63	8-15-2022	6,100,000	6,167,436
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,610,350
U.S. Treasury Note	1.63	2-15-2026	4,000,000	3,960,625
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,731,250
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,274,800
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,633,005
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,689,938
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,606,132
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,101,718
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,204,612
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,344,920
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,175,195
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,548,752
U.S. Treasury Note	2.00	11-30-2022	5,000,000	5,159,570

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	2-15-2023	$11,000,000	$11,357,929
U.S. Treasury Note	2.00	2-15-2025	21,500,000	22,003,917
U.S. Treasury Note	2.00	8-15-2025	11,500,000	11,758,302
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,514,917
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,404,300
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,686,915
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,333,592
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,334,665
U.S. Treasury Note	2.25	11-15-2025	7,500,000	7,836,038
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,579,433
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,173,440
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,289,064
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,839,070
U.S. Treasury Note	2.50	6-30-2017	14,500,000	14,833,051
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,219,670
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,525,666
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,137,968
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,711,838
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,734,532
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,939,840
U.S. Treasury Note	2.75	5-31-2017	10,000,000	10,250,780
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,210,702
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,153,436
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,833,853
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,813,368
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,210,350
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,082,851
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,545,936
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,364,064
U.S. Treasury Note	3.25	3-31-2017	13,000,000	13,351,910
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,669,064
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,261,525
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,368,175
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,336,447
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,469,128
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,253,900
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,542,500
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,202,383
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,723,942
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,232,812
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,090,000
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,326,985
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,660,744
U.S. Treasury Note	6.88	8-15-2025	1,500,000	2,175,587
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,117,383
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,645,472
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,945,390
U.S. Treasury Note	7.88	2-15-2021	500,000	658,223
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,594,257
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,675,845

90	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	8.50%	2-15-2020	$1,700,000	$2,185,563
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,740,235
U.S. Treasury Note	8.75	8-15-2020	400,000	530,781
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,425,609
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,479,984
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,428,798

Total U.S. Treasury Securities (Cost $1,168,400,760)				1,222,723,773

Yankee Corporate Bonds and Notes: 3.76%

Consumer Discretionary: 0.05%

Media: 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	420,184
Grupo Televisa SAB	6.00	5-15-2018	250,000	268,754
Grupo Televisa SAB	6.63	1-15-2040	500,000	511,292
WPP Finance 2010	3.63	9-7-2022	350,000	354,337
WPP Finance 2010	3.75	9-19-2024	1,000,000	997,466
WPP Finance 2010	5.63	11-15-2043	200,000	202,450

				2,754,483

Consumer Staples: 0.08%

Beverages: 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	501,989
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	309,247
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	214,340
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	320,465
Diageo Capital plc	1.13	4-29-2018	500,000	495,857
Diageo Capital plc	2.63	4-29-2023	300,000	301,494
Diageo Capital plc	3.88	4-29-2043	230,000	221,281
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,122,150
Diageo Capital plc	5.88	9-30-2036	175,000	215,287
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	191,285
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	136,393

				4,029,788

Energy: 0.46%

Energy Equipment & Services: 0.02%
Ensco plc	4.50	10-1-2024	500,000	253,750
Ensco plc	4.70	3-15-2021	500,000	267,985
Ensco plc	5.20	3-15-2025	1,250,000	637,500

				1,159,235

Oil, Gas & Consumable Fuels: 0.44%
BP Capital Markets plc	1.38	11-6-2017	400,000	395,312
BP Capital Markets plc	1.38	5-10-2018	350,000	343,009
BP Capital Markets plc	1.85	5-5-2017	500,000	500,376
BP Capital Markets plc	2.24	5-10-2019	400,000	396,083
BP Capital Markets plc	2.50	11-6-2022	500,000	466,312
BP Capital Markets plc	2.52	1-15-2020	1,000,000	981,855

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	2.75%	5-10-2023	$600,000	$568,032
BP Capital Markets plc	3.25	5-6-2022	750,000	739,656
BP Capital Markets plc	3.51	3-17-2025	1,000,000	976,148
BP Capital Markets plc	3.81	2-10-2024	500,000	496,769
BP Capital Markets plc	4.50	10-1-2020	500,000	528,456
BP Capital Markets plc	4.75	3-10-2019	450,000	474,070
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	232,778
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,152,013
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	388,839
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	368,376
Enbridge Incorporated	3.50	6-10-2024	1,000,000	866,220
Enbridge Incorporated	5.60	4-1-2017	100,000	100,002
Husky Energy Incorporated	4.00	4-15-2024	500,000	425,311
Husky Energy Incorporated	6.80	9-15-2037	100,000	80,359
Husky Energy Incorporated	7.25	12-15-2019	565,000	564,078
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	76,841
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	108,000
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	150,000
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	79,750
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	83,004
Petro-Canada	5.95	5-15-2035	200,000	171,267
Petro-Canada	6.80	5-15-2038	400,000	370,150
Suncor Energy Incorporated	3.60	12-1-2024	600,000	545,312
Suncor Energy Incorporated	5.95	12-1-2034	75,000	66,783
Suncor Energy Incorporated	6.10	6-1-2018	900,000	928,691
Suncor Energy Incorporated	6.50	6-15-2038	400,000	367,559
Suncor Energy Incorporated	6.85	6-1-2039	250,000	232,003
Talisman Energy Incorporated	3.75	2-1-2021	150,000	106,615
Talisman Energy Incorporated	7.75	6-1-2019	415,000	366,446
Total Capital Canada Limited	2.75	7-15-2023	350,000	334,706
Total Capital International SA	1.55	6-28-2017	500,000	499,911
Total Capital International SA	2.13	1-10-2019	500,000	498,611
Total Capital International SA	2.70	1-25-2023	350,000	335,712
Total Capital International SA	2.88	2-17-2022	250,000	246,280
Total Capital International SA	3.70	1-15-2024	500,000	507,100
Total Capital International SA	3.75	4-10-2024	500,000	508,742
Total Capital SA	4.13	1-28-2021	100,000	105,155
Total Capital SA	4.25	12-15-2021	250,000	265,075
Total Capital SA	4.45	6-24-2020	500,000	533,315
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	463,284
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	244,403
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	303,553
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	465,638
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	97,145
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	305,743
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	586,141
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	318,650
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,642,428
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	573,044

				23,531,111

92	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.98%

Banks: 1.19%
Australia & New Zealand Banking Group Limited	1.45%	5-15-2018	$250,000	$248,345
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	251,512
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,004,187
Bancolombia SA	5.95	6-3-2021	1,000,000	1,032,500
Bank of Montreal	1.30	7-14-2017	1,000,000	999,835
Bank of Montreal	1.40	9-11-2017	1,000,000	1,002,722
Bank of Montreal	2.55	11-6-2022	1,000,000	996,503
Bank of Nova Scotia	1.30	7-21-2017	300,000	299,246
Bank of Nova Scotia	1.38	12-18-2017	500,000	498,737
Bank of Nova Scotia	1.45	4-25-2018	500,000	497,078
Bank of Nova Scotia	1.70	6-11-2018	300,000	299,497
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,441
Bank of Nova Scotia	2.80	7-21-2021	750,000	764,045
Bank of Nova Scotia	4.38	1-13-2021	500,000	543,359
Barclays Bank plc	3.65	3-16-2025	1,500,000	1,378,280
Barclays Bank plc	5.14	10-14-2020	800,000	859,461
BNP Paribas	1.38	3-17-2017	500,000	499,475
BNP Paribas	2.40	12-12-2018	600,000	603,803
BNP Paribas	2.45	3-17-2019	500,000	504,255
BNP Paribas	2.70	8-20-2018	1,000,000	1,014,749
BNP Paribas	3.25	3-3-2023	500,000	509,631
BNP Paribas	4.25	10-15-2024	400,000	386,551
BNP Paribas	5.00	1-15-2021	1,150,000	1,277,881
BPCE SA	2.50	7-15-2019	1,000,000	1,006,468
BPCE SA	4.00	4-15-2024	500,000	523,703
Canadian Imperial Bank	1.55	1-23-2018	300,000	299,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	547,119
Corpbanca 144A	3.88	9-22-2019	600,000	607,477
Credit Suisse (New York)	1.38	5-26-2017	2,000,000	1,986,134
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,001,066
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,506,324
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,060,666
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,631,984
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,582,629
Credit Suisse Group Funding Limited	3.75	3-26-2025	1,000,000	944,688
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	455,956
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,040,374
HSBC Holdings plc	4.25	3-14-2024	1,000,000	984,303
HSBC Holdings plc	4.88	1-14-2022	250,000	273,127
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,100,729
HSBC Holdings plc	5.25	3-14-2044	500,000	477,647
HSBC Holdings plc	6.10	1-14-2042	500,000	618,127
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,104,228
HSBC Holdings plc	6.50	9-15-2037	850,000	946,370
HSBC Holdings plc	6.80	6-1-2038	350,000	400,202
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	711,611
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	508,928
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	520,642

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Lloyds TSB Bank plc	1.75%	5-14-2018	$1,750,000	$1,739,245
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	200,694
Lloyds TSB Bank plc	2.40	3-17-2020	500,000	498,724
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,028,640
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,014,201
National Australia Bank Limited	3.00	1-20-2023	350,000	356,176
NIBC Bank NV	4.88	11-19-2019	800,000	872,313
Rabobank Nederland NV	1.70	3-19-2018	500,000	499,468
Rabobank Nederland NV	2.25	1-14-2019	500,000	503,418
Rabobank Nederland NV	3.38	5-21-2025	500,000	503,952
Rabobank Nederland NV	3.88	2-8-2022	500,000	526,817
Rabobank Nederland NV	3.95	11-9-2022	750,000	746,785
Rabobank Nederland NV	4.63	12-1-2023	750,000	765,047
Rabobank Nederland NV	5.25	5-24-2041	725,000	836,075
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,103,799
Royal Bank of Canada	1.25	6-16-2017	500,000	499,780
Royal Bank of Canada	1.50	1-16-2018	450,000	449,367
Royal Bank of Canada	2.15	3-15-2019	500,000	503,414
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,011,044
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	620,978
Societe Generale	2.75	10-12-2017	700,000	709,492
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	496,949
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	500,354
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	504,623
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,024,532
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	256,772
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	263,823
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	398,820
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	504,320
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,016,740
Toronto Dominion Bank	1.13	5-2-2017	750,000	749,630
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,242,738
Toronto Dominion Bank	2.13	7-2-2019	500,000	503,999
Toronto Dominion Bank	2.63	9-10-2018	600,000	611,972
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	997,770
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	995,377
Westpac Banking Corporation	2.00	8-14-2017	100,000	100,772
Westpac Banking Corporation	2.25	1-17-2019	250,000	252,071
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	1,005,079

				63,827,812

Capital Markets: 0.04%
Invesco Finance plc	4.00	1-30-2024	250,000	264,195
Invesco Finance plc	5.38	11-30-2043	250,000	276,882
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	503,570
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	408,714
Sasol Financing International Company	4.50	11-14-2022	500,000	466,250

				1,919,611

94	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.69%
Abbey National Treasury Services plc	1.38%	3-13-2017	$750,000	$748,583
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	511,799
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	800,953
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	443,972
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	337,411
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	494,636
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,498,683
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	549,972
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	487,266
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	206,886
Burlington Resources Finance Company	7.20	8-15-2031	500,000	531,758
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	285,633
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	985,655
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,463,058
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	489,321
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	964,796
GE Capital International Funding Company 144A	2.34	11-15-2020	7,500,000	7,575,990
GE Capital International Funding Company 144A	3.37	11-15-2025	1,500,000	1,569,455
GE Capital International Funding Company 144A	4.42	11-15-2035	4,013,000	4,181,582
Schlumberger Investment SA	3.65	12-1-2023	604,000	610,764
Shell International Finance BV	1.90	8-10-2018	1,000,000	996,831
Shell International Finance BV	2.00	11-15-2018	500,000	496,909
Shell International Finance BV	2.13	5-11-2020	750,000	730,400
Shell International Finance BV	2.25	1-6-2023	250,000	231,076
Shell International Finance BV	2.38	8-21-2022	250,000	241,477
Shell International Finance BV	3.25	5-11-2025	1,000,000	974,238
Shell International Finance BV	3.40	8-12-2023	250,000	247,859
Shell International Finance BV	3.63	8-21-2042	250,000	208,949
Shell International Finance BV	4.13	5-11-2035	500,000	463,385
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,056,079
Shell International Finance BV	4.38	3-25-2020	500,000	529,581
Shell International Finance BV	4.38	5-11-2045	500,000	463,838
Shell International Finance BV	4.55	8-12-2043	500,000	477,251
Shell International Finance BV	5.20	3-22-2017	250,000	259,354
Shell International Finance BV	5.50	3-25-2040	300,000	316,181
Shell International Finance BV	6.38	12-15-2038	850,000	982,913
Syngenta Finance NV	3.13	3-28-2022	500,000	490,980
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,757,378
UBS AG Stamford Connecticut	1.38	6-1-2017	1,000,000	997,478

				36,660,330

Insurance: 0.06%
AON plc	4.00	11-27-2023	150,000	155,504
AON plc	4.45	5-24-2043	100,000	92,453
AON plc	4.60	6-14-2044	600,000	567,227
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	205,363
AXA SA	8.60	12-15-2030	650,000	843,375
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	105,022
Trinity Acquisition plc	4.63	8-15-2023	350,000	371,074

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Trinity Acquisition plc	6.13%	8-15-2043	$350,000	$383,647
XLIT Limited	2.30	12-15-2018	350,000	349,574
XLIT Limited	5.25	12-15-2043	200,000	207,213

				3,280,452

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	129,129

Health Care: 0.30%

Health Care Equipment & Supplies: 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	518,147
Covidien International Finance SA	6.00	10-15-2017	600,000	642,102
Covidien International Finance SA	6.55	10-15-2037	400,000	515,290

				1,675,539

Pharmaceuticals: 0.27%
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,187,006
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,574,108
Actavis Funding SCS	3.85	6-15-2024	500,000	516,098
Actavis Funding SCS	4.75	3-15-2045	1,000,000	1,020,236
Actavis Funding SCS	4.85	6-15-2044	500,000	513,289
AstraZeneca plc	4.00	9-18-2042	550,000	527,639
AstraZeneca plc	5.90	9-15-2017	800,000	853,582
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,465,086
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,005,641
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,104,860
Perrigo Company plc	2.30	11-8-2018	295,000	290,243
Perrigo Company plc	4.00	11-15-2023	250,000	248,580
Sanofi Aventis	1.25	4-10-2018	591,000	591,754
Sanofi Aventis	4.00	3-29-2021	700,000	767,253
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	485,180

				14,150,555

Industrials: 0.13%

Aerospace & Defense: 0.01%
Embraer Netherlands Finance BV	5.05	6-15-2025	400,000	333,000
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	180,500

				513,500

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	516,704
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	492,707
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	694,944
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	291,670
Tyco Electronics Group SA	3.45	8-1-2024	200,000	201,600
Tyco Electronics Group SA	4.88	1-15-2021	500,000	538,003
Tyco Electronics Group SA	7.13	10-1-2037	350,000	452,462

				3,188,090

96	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.01%
Pentair Finance SA	3.15%	9-15-2022	$250,000	$240,712
Pentair Finance SA	5.00	5-15-2021	300,000	318,331

				559,043

Road & Rail: 0.05%
Canadian National Railway Company	2.25	11-15-2022	350,000	345,563
Canadian National Railway Company	5.55	3-1-2019	435,000	481,170
Canadian National Railway Company	6.20	6-1-2036	200,000	260,394
Canadian National Railway Company	6.38	11-15-2037	550,000	731,733
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	213,838
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	403,619
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	74,798
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	74,519

				2,585,634

Information Technology: 0.10%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	400,000	412,708

Internet Software & Services: 0.06%
Alibaba Group Holding Limited	2.50	11-28-2019	1,000,000	992,246
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	981,045
Alibaba Group Holding Limited	4.50	11-28-2034	300,000	296,561
Baidu Incorporated	2.75	6-9-2019	750,000	748,550
Baidu Incorporated	3.25	8-6-2018	576,000	586,617

				3,605,019

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	808,150
Seagate HDD (Cayman)	4.75	1-1-2025	1,000,000	766,335

				1,574,485

Materials: 0.26%

Chemicals: 0.08%
Agrium Incorporated	3.50	6-1-2023	300,000	284,535
Agrium Incorporated	4.90	6-1-2043	200,000	173,031
Agrium Incorporated	5.25	1-15-2045	400,000	357,359
Agrium Incorporated	6.13	1-15-2041	165,000	162,192
Agrium Incorporated	6.75	1-15-2019	300,000	331,558
LYB International Finance BV	4.88	3-15-2044	500,000	455,820
LyondellBasell Industries NV	4.63	2-26-2055	500,000	410,966
LyondellBasell Industries NV	5.00	4-15-2019	400,000	422,051
LyondellBasell Industries NV	5.75	4-15-2024	500,000	559,697
LyondellBasell Industries NV	6.00	11-15-2021	500,000	555,815
Methanex Corporation	3.25	12-15-2019	100,000	94,510
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	278,063
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	208,161

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Potash Corporation of Saskatchewan Incorporated	5.88%	12-1-2036	$225,000	$243,556
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	72,933

				4,610,247

Metals & Mining: 0.16%
Barrick Gold Corporation	4.10	5-1-2023	220,000	205,413
Barrick Gold Corporation	5.25	4-1-2042	500,000	390,460
Barrick Gold Corporation	6.95	4-1-2019	130,000	139,402
Goldcorp Incorporated	2.13	3-15-2018	100,000	97,290
Goldcorp Incorporated	3.70	3-15-2023	300,000	292,846
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	616,024
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	489,834
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	496,481
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	462,575
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	497,065
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	208,313
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	223,414
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	293,269
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	804,598
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	569,017
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	556,587
Vale Overseas Limited	4.38	1-11-2022	200,000	154,000
Vale Overseas Limited	4.63	9-15-2020	300,000	247,410
Vale Overseas Limited	6.88	11-21-2036	1,260,000	861,210
Vale Overseas Limited	6.88	11-10-2039	130,000	87,425
Vale Overseas Limited	8.25	1-17-2034	300,000	230,250
Vale SA	5.63	9-11-2042	750,000	457,500

				8,380,383

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	513,022
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	392,781

				905,803

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.21%
British Telecommunications plc	5.95	1-15-2018	250,000	269,294
British Telecommunications plc	9.63	12-15-2030	650,000	930,840
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	562,750
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,170,830
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	742,264
France Telecom SA	5.38	7-8-2019	600,000	662,551
France Telecom SA	5.38	1-13-2042	500,000	538,217
France Telecom SA	9.00	3-1-2031	925,000	1,295,482
Orange SA	2.75	2-6-2019	1,000,000	1,021,296
Royal KPN NV	8.38	10-1-2030	375,000	489,045
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	507,764
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	318,743
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	476,702

98	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—February 29, 2016

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU	7.05%	6-20-2036	$1,050,000	$1,247,117
Telefonica Europe BV	8.25	9-15-2030	420,000	550,730
Telefonica SA	5.88	7-15-2019	645,000	707,185

				11,490,810

Wireless Telecommunication Services: 0.18%
America Movil SAB de CV	3.13	7-16-2022	500,000	500,878
America Movil SAB de CV	4.38	7-16-2042	500,000	462,335
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,094,793
America Movil SAB de CV	5.63	11-15-2017	450,000	476,934
America Movil SAB de CV	6.13	11-15-2037	100,000	110,038
America Movil SAB de CV	6.38	3-1-2035	565,000	639,592
Rogers Communications Incorporated	3.00	3-15-2023	200,000	200,880
Rogers Communications Incorporated	4.50	3-15-2043	200,000	188,285
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,024,477
Rogers Communications Incorporated	6.80	8-15-2018	750,000	834,034
Vodafone Group plc	1.25	9-26-2017	250,000	248,990
Vodafone Group plc	1.50	2-19-2018	500,000	495,251
Vodafone Group plc	1.63	3-20-2017	500,000	502,022
Vodafone Group plc	2.50	9-26-2022	500,000	475,535
Vodafone Group plc	2.95	2-19-2023	600,000	573,762
Vodafone Group plc	4.38	2-19-2043	500,000	413,475
Vodafone Group plc	4.63	7-15-2018	180,000	190,037
Vodafone Group plc	5.45	6-10-2019	400,000	438,388
Vodafone Group plc	6.25	11-30-2032	300,000	303,159
Vodafone Group plc	7.88	2-15-2030	250,000	295,292

				9,468,157

Utilities: 0.01%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	170,066

Independent Power & Renewable Electricity Producers: 0.00%
TransAlta Corporation	6.50	3-15-2040	90,000	47,001
TransAlta Corporation	6.90	5-15-2018	200,000	195,046

				242,047

Water Utilities: 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	266,358

Total Yankee Corporate Bonds and Notes (Cost $203,651,907)				201,090,395

Yankee Government Bonds: 0.04%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	2,026,758

Total Yankee Government Bonds (Cost $2,000,858)				2,026,758

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Fixed Income Portfolio	99

Security name	Yield	Shares	Value

Short-Term Investments: 1.69%

Investment Companies: 1.69%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	1,194,863	$1,194,863
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43	89,268,563	89,268,563

			90,463,426

Total Short-Term Investments (Cost $90,463,426)			90,463,426

Total investments in securities (Cost $5,254,830,866) *	99.53%	5,319,363,442
Other assets and liabilities, net	0.47	25,181,832

Total net assets	100.00%	$5,344,545,274

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,258,414,833 and unrealized gains (losses) consists of:

Gross unrealized gains	$191,875,844
Gross unrealized losses	(130,927,235)

Net unrealized gains	$60,948,609

The following table shows the percent of total long-term investments by geographic location as of February 29, 2016:

United States	71.02%
Japan	11.59
United Kingdom	3.60
France	2.75
Italy	2.47
Germany	1.94
Spain	1.40
Canada	1.24
Netherlands	1.07
Other	2.92

100.00%

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 98.08%

Consumer Discretionary: 14.02%

Auto Components: 0.75%
Aisin Seiki Company Limited	29,100	$1,164,478
Akebono Brake Industry Company Limited	22,700	47,052
Autoliv Incorporated «	53,422	5,675,019
Bharat Forge Limited	28,151	306,665
Bosch Limited	2,730	667,992
Bridgestone Corporation	100,500	3,518,667
Calsonic Kansei Corporation	25,000	183,501
Cheng Shin Rubber Industry Company Limited	588,369	1,026,556
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,668,628
Continental AG	9,343	1,859,606
Cooper Tire & Rubber Company	71,904	2,825,827
Daido Metal Company Limited	7,000	48,792
Dana Holding Corporation	200,141	2,489,754
Delphi Automotive plc	33,589	2,239,715
Denso Corporation	78,000	2,891,825
Exedy Corporation	6,200	123,629
Exide Industries Limited	78,617	146,830
Faurecia	2,059	69,852
FCC Company Limited	7,000	115,250
Futaba Industrial Company Limited	6,100	23,781
GKN plc	150,914	573,713
Halla Holdings Corporation	1,219	59,483
Hankook Tire Company Limited	9,595	414,050
Hanon Systems	25,350	203,900
Hi-Lex Corporation	5,800	156,752
Hota Industrial Manufacturing Company Limited	60,000	231,921
Hyundai Mobis	11,126	2,240,634
Hyundai Wia Corporation	3,195	282,954
Johnson Controls Incorporated	80,800	2,945,968
Keihin Corporation	9,300	127,933
Kenda Rubber Industrial Company Limited	186,458	271,724
Koito Manufacturing Company Limited	18,900	832,554
Kumho Tire Company Incorporated †	22,990	145,175
KYB Corporation	38,000	97,542
Leoni AG	4,204	122,088
Linamar Corporation	2,422	105,795
Magna International Incorporated Class A	34,700	1,346,452
Mando Corporation	1,330	161,122
Martinrea International Incorporated	3,001	19,519
Mitsuba Corporation	8,000	106,477
Motherson Sumi Systems Limited	88,861	294,432
Musashi Seimitsu Industry Company Limited	4,100	74,443
Nan Kang Rubber Tire Company Limited †	148,145	126,281
NGK Spark Plug Company Limited	27,600	515,157
NHK Spring Company Limited	35,900	327,687
Nifco Incorporated	7,000	316,229
Nippon Seiki Company Limited	10,000	193,286

2	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Auto Components (continued)
Nissin Kogyo Company Limited	8,500	$106,378
NOK Corporation	19,200	309,459
Nokian Renkaat Oyj	13,330	436,935
Pacific Industrial Company Limited	10,300	90,714
Plastic Omnium SA	6,187	196,487
Press Kogyo Company Limited	13,000	44,551
Riken Corporation	27,000	85,409
Sanden Corporation	27,000	68,837
Showa Corporation	13,400	108,448
Somboon Advance Technology PCL	70	29
Stanley Electric Company Limited	25,100	557,021
Sumitomo Riko Company Limited	6,500	53,829
Sumitomo Rubber Industries Limited	30,400	434,478
Tachi-S Company Limited	5,700	79,147
Takata Corporation «†	7,500	32,826
Tenedora Nemak SA de CV 144A	686,489	859,531
Tenneco Automotive Incorporated †	78,000	3,550,560
The Goodyear Tire & Rubber Company	157,700	4,749,924
Tokai Rika Company Limited	8,200	161,503
Tong Yang Industry Company Limited	100,374	148,596
Topre Corporation	8,900	165,450
Toyo Tire & Rubber Company Limited	18,000	272,982
Toyoda Gosei Company Limited	10,900	208,339
Toyota Boshoku Corporation	12,100	190,851
Toyota Industries Corporation	30,700	1,290,943
TPR Company Limited	5,200	125,272
TS Tech Company Limited	9,900	219,947
Unipres Corporation	6,700	121,332
Valeo SA	7,819	1,080,996
Visteon Corporation	53,919	3,770,016
Xinyi Glass Holdings Limited	149	79
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	19,500	310,926
Yorozu Corporation	3,500	71,489

		59,289,974

Automobiles: 1.15%
Bajaj Auto	25,817	831,217
Bayerische Motoren Werke AG	30,555	2,482,229
Brilliance China Automotive Holdings Limited	880,000	716,919
BYD Company Limited H Shares †	218,000	1,080,879
China Motor Company Limited	198,150	126,979
Daihatsu Motor Company Limited «	33,100	459,618
Daimler AG	92,366	6,284,322
Dongfeng Motor Group Company Limited H Shares	748,000	871,958
Ferrari NV †	8,301	321,386
Fiat Chrysler Automobiles NV	83,018	567,802
Ford Motor Company	460,501	5,760,868
Ford Otomotiv Sanayi AS	14,299	167,831
Fuji Heavy Industries Limited	96,700	3,163,716

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Geely Automobile Holdings Limited	1,395,000	$516,453
General Motors Company	171,693	5,054,642
Ghabbour Auto †	25,801	7,546
Hero Honda Motors Limited	29,463	1,076,946
Honda Motor Company Limited	275,900	7,095,835
Honda Motor Company Limited ADR	25	643
Hyundai Motor Company	24,353	2,904,361
Isuzu Motors Limited	93,700	937,433
Kia Motors Corporation	43,683	1,627,085
Mahindra & Mahindra Limited	74,466	1,335,942
Mahindra & Mahindra Limited GDR	10,726	192,022
Maruti Suzuki India Limited	36,529	1,730,792
Mazda Motor Corporation	89,900	1,251,114
Mitsubishi Motors Corporation	111,400	793,556
Nissan Motor Company Limited	379,000	3,437,402
Nissan Shatai Company Limited	17,000	169,808
Oriental Holdings Bhd	46,320	74,905
Peugeot SA †	32,543	488,261
PT Astra International Tbk	6,419,940	3,260,611
Renault SA	19,824	1,807,635
Suzuki Motor Corporation	66,100	1,654,052
Tata Motors Limited †	222,094	971,816
Tata Motors Limited ADR †	10,643	236,594
Tata Motors Limited Class A (Differential Voting Rights) †	132,940	454,700
Tesla Motors Incorporated «†	18,700	3,589,091
Thor Industries Incorporated	64,120	3,550,966
Tofas Turk Otomobil Fabrikasi AS	25,253	170,902
Toyota Motor Corporation	437,214	22,795,278
UMW Holdings Bhd	137,800	231,957
Volkswagen AG	3,151	437,944
Yamaha Motor Company Limited	45,300	674,269
Yulon Motor Company Limited	230,929	203,529

		91,569,814

Distributors: 0.25%
Canon Marketing Japan Incorporated	10,300	173,402
D’ieteren SA NV	1,530	56,366
DOSHISHA Company Limited	4,400	82,919
Genuine Parts Company	91,400	8,239,710
Imperial Holdings Limited	47,334	357,919
Inchcape plc	38,717	395,713
Jardine Cycle & Carriage Limited	21,598	592,069
LKQ Corporation †	180,700	4,987,320
Pacific Brands Limited †	177,242	114,787
Paltac Corporation	4,300	66,678
Pool Corporation	59,900	4,808,173
Uni-Select Incorporated	432	18,337

		19,893,393

4	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Diversified Consumer Services: 0.21%
Apollo Education Group Incorporated †	134,600	$1,102,374
Benesse Corporation	14,400	438,061
DeVry Incorporated «	78,000	1,424,280
Educomp Solutions Limited †	5,295	916
Grand Canyon Education Incorporated †	63,020	2,456,520
H&R Block Incorporated	141,811	4,662,746
Houghton Mifflin Harcourt Company †	155,100	2,917,431
InvoCare Limited	18,207	161,956
Navitas Limited «	46,793	156,098
New Oriental Education & Technology Group Incorporated	38,053	1,184,590
Raffles Education Corporation Limited	55,177	8,830
Sotheby’s	85,000	1,933,750

		16,447,552

Hotels, Restaurants & Leisure: 2.23%
Accor SA	17,394	737,268
Accordia Golf Company Limited	14,600	138,798
Ajisen China Holdings Limited	200	73
Amax International Holdings Limited †	4,175	354
Amaya Incorporated †	9,782	141,488
Aramark	137,600	4,323,392
Ardent Leisure Group	61,511	86,931
Aristocrat Leisure Limited	88,978	632,862
Autogrill SpA †	9,260	72,837
Banyan Tree Holdings Limited	13,000	4,346
Berjaya Land Bhd †	408,500	68,002
Berjaya Sports Toto Bhd	168,499	128,228
Brinker International Incorporated	83,700	4,168,260
Buffalo Wild Wings Incorporated †	26,800	4,251,820
Cafe de Coral Holdings Limited	52,000	141,021
Carnival Corporation	53,500	2,565,860
Carnival plc	20,101	993,014
Chipotle Mexican Grill Incorporated †	5,494	2,797,325
Choice Hotels International Incorporated	47,740	2,474,364
Colowide Company Limited	10,000	152,055
Compass Group plc	147,225	2,581,208
Cracker Barrel Old Country Store Incorporated «	33,600	4,974,480
Crown Limited	59,986	495,581
Darden Restaurants Incorporated	70,000	4,471,600
Domino’s Pizza Enterprises Limited	16,044	669,715
Domino’s Pizza Group plc	27,575	400,057
Domino’s Pizza Incorporated	76,800	10,217,472
Doutor Nichires Holdings Company Limited	5,200	81,738
Egyptian Resorts Company †	16,982	1,518
Flight Centre Limited «	11,645	342,600
Formosa International Hotels Corporation	19,491	125,318
Fu Ji Food & Catering Services †	1,669	120
Fuji Kyuko Company Limited	10,000	111,119
Fujita Kanko Incorporated	12,000	56,971
Galaxy Entertainment Group Limited	385,000	1,291,462

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Genting Bhd	624,500	$1,169,488
Genting Malaysia Bhd	1,046,115	1,026,273
Genting Singapore plc	1,113,320	597,211
Grand Korea Leisure Company Limited	4,800	101,487
Great Canadian Gaming Corporation †	676	9,298
Greene King plc	17,051	214,203
GVC Holdings plc	13,541	92,162
H.I.S. Company Limited	6,500	184,741
Hilton Worldwide Holdings Incorporated	90,087	1,872,008
Hong Kong & Shanghai Hotels Limited	95,101	94,269
Hotel Properties Limited	32,000	79,659
Hyatt Hotels Corporation Class A «†	20,526	947,275
Imperial Hotel Limited	6,400	135,709
Intercontinental Hotels Group plc	26,328	988,917
J D Wetherspoon plc	8,168	81,756
J. Alexander’s Holdings Incorporated †	20,074	208,368
Jack in the Box Incorporated	50,300	3,458,125
Jollibee Foods Corporation	94,580	435,418
Kangwon Land Incorporated	17,620	587,978
Kisoji Company Limited	3,500	67,972
Kuoni Reisen Holding AG	214	77,959
Ladbrokers plc	95,658	181,871
Las Vegas Sands Corporation	64,555	3,116,715
Macau Legend Development Limited †	840,000	106,816
Magnum Bhd	221,370	132,664
Marriott International Incorporated Class A	34,700	2,364,805
Marston’s plc	50,669	111,437
McDonald’s Corporation	170,114	19,935,660
McDonald’s Holdings Company Japan Limited	12,400	288,805
Melco Crown Entertainment Limited ADR «	32,470	512,701
Melco International Development Limited	180,000	209,814
Merlin Entertainment plc 144A	81,322	516,248
MGM China Holdings Limited	177,200	202,525
MGM Resorts International †	280,400	5,307,972
Millennium & Copthorne Hotels plc	18,690	108,503
Minor International PCL	480,587	488,225
Miramar Hotel & Investment Company Limited	48,000	78,950
Mitchells & Butlers plc	19,207	74,826
MOS Food Services Incorporated	6,100	169,846
Norwegian Cruise Line Holdings Limited †	94,111	4,623,673
Ohsho Food Service Corporation	1,600	55,559
OPAP SA	58,349	387,545
Oriental Land Company Limited	34,300	2,347,847
Paddy Power Betfair plc	3,017	453,644
Paddy Power plc	3,683	560,316
Panera Bread Company Class A †	33,449	6,930,633
Paradise Company Limited	11,315	133,856
Plenus Company Limited	4,100	67,061
Resorttrust Incorporated	14,700	338,825
Restaurant Brands International Incorporated «	19,733	692,478

6	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Restaurant Group plc	15,681	$117,826
REXLot Holdings Limited (a)(i)	16,544	936
Round One Corporation	8,500	54,414
Royal Caribbean Cruises Limited	104,970	7,806,619
Royal Holdings Company Limited	5,300	101,248
Saint Marc Holdings Company Limited	2,400	61,948
Saizeriya Company Limited	4,700	96,645
Sands China Limited	395,123	1,401,170
Shangri-La Asia Limited	274,166	259,447
Six Flags Entertainment Corporation	118,919	6,048,220
SJM Holdings Limited	390,000	237,252
SKYCITY Entertainment Group Limited	122,134	358,642
Skylark Company Limited	17,100	219,068
Sodexho Alliance SA	9,330	946,353
SSP Group plc	80,582	321,109
Star Entertainment Group Limited	140,622	521,715
Starbucks Corporation	275,100	16,013,571
Tabcorp Holdings Limited	160,020	488,868
Tatts Group Limited	233,609	646,467
The Cheesecake Factory Incorporated «	63,600	3,173,640
The Wendy’s Company	304,535	2,853,493
Thomas Cook Group plc †	117,612	169,895
Tokyo Dome Corporation	36,000	161,970
Tokyotokeiba Company Limited	32,000	60,159
TUI AG	12,319	182,988
TUI AG - BATS Exchange	24,427	362,034
Unibet Group plc	36,544	414,049
Vail Resorts Incorporated	51,420	6,551,422
Whitbread plc	16,280	883,630
William Hill plc	82,355	468,381
Wyndham Worldwide Corporation	70,000	5,098,800
Wynn Macau Limited	273,600	314,935
Wynn Resorts Limited «	48,237	3,978,588
Yoshinoya D&C Company Limited	11,800	147,144
Yum! Brands Incorporated	50,600	3,666,982
Zensho Company Limited	13,100	161,356

		176,980,337

Household Durables: 1.09%
Alpine Electronics Incorporated	7,900	89,237
Altek Corporation	436	378
Arcelik AS	78,008	502,441
Barratt Developments plc	86,863	709,627
Bellway plc	9,497	337,901
Berkeley Group Holdings plc	11,306	509,143
Bovis Homes Group plc	9,917	131,500
Casio Computer Company Limited «	39,600	729,393
Chofu Seisakusho Company Limited	3,500	74,906
Coway Company Limited	8,430	664,093
Crest Nicholson Holdings plc	42,434	329,445

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
D.R. Horton Incorporated	198,876	$5,313,967
Dorel Industries Incorporated Class B	2,467	58,457
Electrolux AB Class B	25,871	606,403
Foster Electric Company Limited	4,400	83,320
Fujitsu General Limited	11,000	149,886
Garmin Limited «	67,300	2,726,323
GoPro Incorporated Class A «†	96,000	1,140,480
GUD Holdings Limited	7,917	37,879
Haier Electronics Group Company	470,000	702,646
Hanssem Company Limited	1,940	399,350
Harman International Industries Incorporated	42,070	3,225,928
Haseko Corporation	44,800	387,735
Husqvarna AB Class A	1	6
Husqvarna AB Class B	37,065	234,838
Iida Group Holdings Company	25,700	470,397
Jarden Corporation †	126,675	6,698,574
JM AB	8,886	210,816
JVC Kenwood Holdings Incorporated	26,300	70,589
Leggett & Platt Incorporated	79,419	3,546,853
Lennar Corporation Class A	109,471	4,591,214
Lennar Corporation Class B	1,900	64,049
LG Electronics Incorporated	17,628	924,244
Mohawk Industries Incorporated †	37,800	6,793,794
Newell Rubbermaid Incorporated «	161,849	6,151,880
Nikon Corporation	59,000	897,884
NVR Incorporated †	2,134	3,493,358
Panahome Corporation	18,000	127,403
Panasonic Corporation	339,110	2,854,065
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	945,779
Pioneer Corporation †	54,900	125,390
Pulte Homes Incorporated	197,700	3,398,463
Rinnai Corporation	5,700	490,212
Sangetsu Company Limited	13,000	229,909
SEB SA	3,036	281,732
Sekisui Chemical Company Limited	68,900	763,118
Sekisui House Limited	95,100	1,547,744
Sharp Corporation «†	269,000	307,213
Skyworth Digital Holdings Limited	144	81
Sony Corporation	185,894	3,906,472
Steinhoff International Holdings H Shares	949,758	5,069,606
Sumitomo Foresting Company Limited	24,600	274,624
Tamron Company Limited	4,000	61,992
Taylor Woodrow plc	300,372	773,880
Techtronic Industries Company Limited	263,500	1,006,687
Tempur-Pedic International Incorporated †	87,400	5,040,358
Token Corporation	1,340	99,823
Toll Brothers Incorporated †	96,000	2,635,200
Tupperware Brands Corporation	68,100	3,402,276
Welling Holding Limited	800	108

		86,401,069

8	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Internet & Catalog Retail: 1.27%
Amazon.com Incorporated †	71,227	$39,354,342
Askul Corporation	4,000	121,933
ASOS plc †	7,672	311,568
CJ O Shopping Company Limited	949	143,720
Ctrip.com International Limited ADR †	81,926	3,352,412
Expedia Incorporated	71,984	7,494,254
Groupon Incorporated †	624,700	2,986,066
GS Home Shopping Incorporated	834	123,919
Home Retail Group plc	62,866	153,827
HSN Incorporated	44,987	2,388,360
Hyundai Home Shopping Network Corporation	1,833	188,349
JD.com Incorporated ADR †	262,763	6,755,637
Liberty Interactive Corporation Series A †	283,400	7,192,692
Liberty TripAdvisor Holdings Incorporated Class A †	93,232	1,901,000
N Brown Group plc	13,911	64,456
Netflix Incorporated †	79,182	7,396,391
Ocado Group plc †	44,034	158,611
Rakuten Incorporated	135,000	1,284,299
Senshukai Company Limited	7,500	45,755
Shutterfly Incorporated †	50,400	2,239,776
Start Today Company Limited	8,700	275,003
The Priceline Group Incorporated †	9,196	11,634,871
TripAdvisor Incorporated †	66,714	4,176,296
Vipshop Holdings Limited ADR †	89,052	989,368
Zalando SE †144A	12,774	398,154

		101,131,059

Leisure Products: 0.38%
Amer Sports Oyj	13,925	387,764
Bandai Namco Holdings Incorporated	32,700	651,675
Fields Corporation	2,900	42,444
Giant Manufacturing Company Limited	113,687	722,530
Hasbro Incorporated	65,321	4,955,904
Heiwa Corporation	9,000	185,606
Mattel Incorporated	205,695	6,689,201
Merida Industry Company Limited	47,250	214,828
Mizuno Corporation	17,000	75,631
Polaris Industries Incorporated «	36,456	3,204,847
Sankyo Company Limited	7,900	290,058
Sega Sammy Holdings Incorporated	30,200	319,362
Shimano Incorporated	12,800	2,001,664
The Brunswick Corporation	127,970	5,443,844
Tomy Company Limited	14,100	99,662
Universal Entertainment Corporation	4,400	68,210
Vista Outdoor Incorporated †	87,546	4,316,018
Yamaha Corporation	29,100	811,203

		30,480,451

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	9

Security name	Shares	Value

Media: 2.13%
Aimia Incorporated	16,463	$102,453
Altice NV Class A	24,543	352,057
Altice NV Class B †	8,181	119,667
AMC Networks Incorporated Class A †	35,932	2,354,983
Asatsu-DK Incorporated	5,100	132,556
Astro Malaysia Holdings Bhd	902,400	585,742
Avex Group Holdings Incorporated	7,200	83,223
Axel Springer AG	4,131	208,767
BEC World PCL	121,700	107,593
Cable One Incorporated	6,252	2,679,420
Cablevision Systems Corporation New York Group Class A	129,400	4,209,382
Charter Communication Incorporated Class A «†	46,684	8,382,579
Cheil Worldwide Incorporated	13,120	179,880
Cinemark Holdings Incorporated	146,800	4,859,080
Cineplex Incorporated	8,140	297,083
CJ E&M Corporation	3,006	180,893
Cogeco Communications Incorporated	1,258	58,976
Corus Entertainment Incorporated Class B «	12,391	98,542
CyberAgent Incorporated	7,300	299,589
Cyfrowy Polsat SA †	97,742	562,043
Daiichikosho Company Limited	6,700	280,224
Daily Mail & General Trust plc Class A	23,399	211,952
Dentsu Incorporated	37,600	1,747,631
Discovery Communications Incorporated Class A †	88,402	2,210,050
Discovery Communications Incorporated Class C †	152,748	3,765,238
DISH Network Corporation Class A †	24,770	1,167,410
DreamWorks Animation SKG Incorporated †	96,500	2,476,190
eSun Holdings Limited †	3,000	197
Eutelsat Communications SA	15,183	459,818
Event Hospitality and Entertainment Limited	22,965	256,695
Fairfax Media Limited	382,378	209,478
Fuji Television Network Incorporated	8,900	101,802
Gannett Company Incorporated	156,499	2,388,175
GFK SE	2,287	71,535
Grupo Televisa SA	670,102	3,448,087
Hakuhodo DY Holdings Incorporated	47,400	535,582
Havas SA	33,703	246,011
Informa plc	60,450	575,734
Ipsos	1,688	36,353
ITV plc	319,668	1,100,924
JC Decaux SA	5,375	210,829
Kabel Deutschland Holding AG	1,781	220,389
Kadokawa Dwango Corporation	4,900	80,239
Lagardere SCA	10,820	312,001
Liberty Broadband Corporation Class A †	34,892	1,754,719
Liberty Broadband Corporation Class C †	92,243	4,646,280
Liberty Global plc Class A	48,226	1,776,646
Liberty Global plc Class C	108,846	3,914,102
Liberty Global plc Liberty Latin America and Caribbean Group Class A †	16,106	546,799
Liberty Global plc Liberty Latin America and Caribbean Group Class C «†	37,387	1,371,729

10	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Media (continued)
Lions Gate Entertainment Corporation	57,200	$1,206,920
Live Nation Incorporated †	83,055	1,826,379
M6 Metropole Television SA	5,835	97,756
Madison Square Garden Company Class A †	28,729	4,452,995
Mediaset Espana Comunicacion SA	15,943	171,461
Mediaset SpA	67,736	240,592
Meredith Corporation	51,100	2,222,339
Modern Times Group Class B	4,115	111,075
MSG Networks Incorporated Class A	36,900	605,898
Naspers Limited	125,708	14,863,754
New York Times Company Class A	169,187	2,126,681
News Corporation Class A	229,175	2,479,674
News Corporation Class B	66,200	755,342
Nippon Television Network Corporation	10,000	170,960
NOS SGPS	7,553	52,339
Numericable Group SA	8,018	292,551
Omnicom Group Incorporated	146,800	11,422,508
Pearson plc	78,175	928,580
ProSiebenSat.1 Media AG	20,366	1,040,967
PT Media Nusantara Citra Tbk	1,052,000	146,114
Publicis Groupe SA	16,558	1,026,133
Quebecor Incorporated Class B	6,882	175,229
REA Group Limited	7,600	280,803
Regal Entertainment Group Class A «	92,193	1,815,280
RELX NV	100,662	1,653,552
RELX plc	99,643	1,714,485
RTL Group	1,962	164,181
Schibsted ASA Class A	8,244	226,292
Schibsted ASA Class B †	8,244	216,690
Scripps Networks Interactive Incorporated Class A	55,764	3,303,459
SES SA	43,074	1,129,456
Seven West Media Limited	254,688	178,407
Shaw Communications Incorporated Class B «	37,500	649,390
Shochiku Company Limited «	26,000	226,208
Sinclair Broadcast Group Incorporated Class A	94,574	2,919,499
Singapore Press Holdings Limited	289,000	764,227
Sirius XM Holdings Incorporated †	418,698	1,557,557
SKY Network Television Limited	62,990	178,476
Sky Perfect JSAT Holdings Incorporated	30,600	186,146
Sky plc	92,582	1,337,092
SM Entertainment Company †	3,747	121,596
Societe Television Francaise 1 SA	10,997	126,401
Starz Incorporated Class A †	113,043	2,847,553
Sun TV Network Limited	19,075	89,394
Technicolor	26,745	162,311
Tegna Incorporated	131,437	3,238,608
Telenet Group Holding NV †	5,930	311,062
Television Broadcasts Limited	55,000	216,341
Thomson Corporation	34,752	1,273,213
Time Incorporated	149,416	2,106,766

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Time Warner Cable Incorporated	52,500	$10,020,150
Toei Company Limited	16,000	125,056
Toho Company Limited Tokyo	23,300	570,173
Tokyo Broadcasting System Incorporated	5,700	90,975
Tribune Media Company Class A	110,200	3,956,180
TV Asahi Corporation	3,800	67,839
Twenty-First Century Fox Incorporated Class A	216,943	5,861,800
Twenty-First Century Fox Incorporated Class B	82,800	2,248,848
United Business Media plc	35,107	286,868
Viacom Incorporated Class B	39,263	1,446,842
Vivendi SA	113,848	2,361,576
Wolters Kluwer NV	33,251	1,252,824
WPP plc	120,952	2,547,540
Zee Entertainment Enterprises Limited	153,249	834,575
Zenrin Company Limited	5,000	80,785

		169,140,050

Multiline Retail: 0.60%
Aeon Company Bhd	165,600	101,578
B&M European Value Retail SA	75,912	301,020
Canadian Tire Corporation Limited Class A	7,500	729,157
Debenhams plc	147,783	163,636
Dollar General Corporation	52,200	3,875,850
Dollar Tree Incorporated †	143,586	11,522,777
Dollarama Incorporated	12,916	751,858
Don Quijote Company Limited	18,200	608,361
Far Eastern Department Stores Company Limited	185,584	96,135
Fuji Company Limited	5,100	90,613
H2O Retailing Corporation	14,100	242,942
Harvey Norman Holdings Limited	101,944	346,776
Hudson’s Bay Company	10,727	135,733
Hyundai Department Store Company Limited	3,673	401,828
Isetan Mitsukoshi Holdings Limited	58,100	675,413
Izumi Company Limited	6,700	252,658
J.Front Retailing Company Limited	42,500	495,864
Kintetsu Department Store Company Limited †	27,000	69,417
Kohl’s Corporation	115,033	5,368,590
Lifestyle International Holdings Limited	119,500	145,068
Lotte Shopping Company Limited	2,095	423,947
Macy’s Incorporated	40,912	1,767,808
Marks & Spencer Group plc	149,257	877,762
Marui Company Limited	38,500	527,705
Matsuya Company Limited	9,600	76,949
Metro Holdings Limited	163,200	110,197
Myer Holdings Limited «	108,425	89,113
New World Department Store China Limited	150,000	18,706
Next plc	15,421	1,444,867
Nordstrom Incorporated «	81,300	4,172,316
PT Matahari Department Store Tbk	650,500	899,276

12	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Multiline Retail (continued)
Ryohin Keikaku Company Limited	3,900	$794,461
SACI Falabella	339,045	2,175,288
Seria Company Limited	3,700	201,108
Shinsegae Company Limited	1,463	251,257
Takashimaya Company Limited	52,000	416,082
Target Corporation	74,800	5,868,060
Warehouse Group Limited	10,254	18,072
Woolworths Holdings Limited	273,894	1,392,220

		47,900,468

Specialty Retail: 2.61%
ABC-Mart Incorporated	4,200	241,409
Abercrombie & Fitch Company Class A «	94,600	2,748,130
Adastria Company Limited	5,000	129,654
Advance Auto Parts Incorporated	44,796	6,649,518
Alpen Company Limited	2,900	45,802
American Eagle Outfitters Incorporated «	245,002	3,738,731
AOKI Holdings Incorporated	6,600	74,265
Aoyama Trading Company Limited	8,300	306,503
Asbury Automotive Group Incorporated †	34,080	1,990,272
Autobacs Seven Company Limited	11,400	193,232
AutoNation Incorporated †	46,300	2,383,061
AutoZone Incorporated †	5,500	4,260,135
Best Buy Company Incorporated	180,819	5,856,727
BIC Camera Incorporated	22,100	181,659
Burlington Stores Incorporated †	106,720	5,982,723
Cabela’s Incorporated «†	69,200	3,320,216
CarMax Incorporated †	123,900	5,731,614
Chico’s FAS Incorporated	189,595	2,419,232
Chiyoda Company Limited	4,900	124,241
Chow Sang Sang Holdings International Limited	81,000	113,945
Chow Tai Fook Jewellery Company Limited «	230,800	137,921
CST Brands Incorporated	103,137	3,345,764
DCM Holdings Company Limited	16,300	119,955
Dixons Carphone plc	119,075	718,303
Dufry Group Register Shares †	3,543	369,669
Edion Corporation	14,400	112,533
Esprit Holdings Limited	355,658	317,923
Fast Retailing Company Limited	9,500	2,635,735
FF Group	17,878	293,004
Fielmann AG	1,552	106,860
Foot Locker Incorporated	81,935	5,120,938
Gamestop Corporation Class A «	146,800	4,524,376
Geo Holdings Corporation	5,700	85,174
Giordano International Limited	338,000	126,927
GNC Holdings Incorporated Class A	108,204	3,081,650
Group 1 Automotive Incorporated	30,700	1,711,832
Guess? Incorporated	88,900	1,898,015
Gulliver International Company Limited «	11,100	112,239

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
Halfords Group plc	10,381	$57,334
Hennes & Mauritz AB Class B	89,703	2,906,956
Hikari Tsushin Incorporated	3,600	254,214
Home Product Center PCL	1,192,700	240,818
Hotai Motor Company Limited	116,000	1,194,066
Hotel Shilla Company Limited «	5,410	276,908
Howden Joinery Group plc	55,350	377,656
Industria de Diseno Textil SA	106,685	3,291,760
JB Hi-Fi Limited «	17,769	280,054
JIN Company Limited «	2,300	93,351
Joshin Denki Company Limited	10,000	76,443
Jumbo SA †	24,601	300,244
K’s Holdings Corporation	6,700	218,062
Kingfisher plc	235,574	1,088,187
Kohnan Shoji Company Limited	4,900	66,501
Komeri Company Limited	6,500	123,107
L Brands Incorporated	46,038	3,903,562
Lithia Motors Incorporated Class A	33,300	3,087,576
LOTTE Himart Company Limited	2,142	92,249
Luk Fook Holdings International Limited	65,000	128,775
Mr. Price Group Limited	65,912	686,896
Nafco Company Limited	1,400	20,253
Nishimatsuya Chain Company Limited	8,400	73,370
Nitori Company Limited	12,300	944,710
O’Reilly Automotive Incorporated †	60,306	15,698,858
OSIM International Limited	55,515	43,824
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	20
Premier Investments Limited	16,893	158,403
Restoration Hardware Holdings Incorporated †	52,532	1,995,691
RONA Incorporated	10,259	178,793
Ross Stores Incorporated	247,688	13,617,886
Sa Sa International Holdings Limited «	188,740	58,248
Sally Beauty Holdings Incorporated †	213,400	6,739,172
Sanrio Company Limited «	11,000	215,368
Shimachu Company Limited	7,100	150,682
Shimamura Company Limited	3,500	387,201
Signet Jewelers Limited	47,300	5,127,320
Sports Direct International plc †	23,788	133,195
Staples Incorporated	376,745	3,560,240
Super Cheap Auto Group Limited	27,099	156,904
The Foschini Limited	45,009	329,989
The Gap Incorporated	136,500	3,774,225
The Home Depot Incorporated	234,970	29,164,476
The TJX Companies Incorporated	124,100	9,195,810
Tiffany & Company	66,700	4,334,166
Tractor Supply Company	80,372	6,797,060
Trinity Limited	202,000	25,704
Truworths International Limited	104,568	564,577
ULTA Salon, Cosmetics and Fragrance Incorporated †	39,100	6,458,929
United Arrows Limited	4,100	188,864

14	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Specialty Retail (continued)
Urban Outfitters Incorporated †	122,013	$3,232,124
USS Company Limited	36,600	576,062
WH Smith plc	12,180	305,028
Williams-Sonoma Incorporated	50,100	2,610,711
Xebio Company Limited	4,100	65,033
Yamada Denki Company Limited	99,900	490,650

		207,428,152

Textiles, Apparel & Luxury Goods: 1.35%
Adidas AG	19,806	2,110,896
ASICS Corporation	27,900	507,662
Belle International Holdings Limited	1,590,000	1,035,337
Billabong International Limited †	11,336	11,301
Burberry Group plc	41,524	758,172
Carter’s Incorporated	31,800	3,231,834
CCC SA	3,479	130,197
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	845,677
Coach Incorporated	168,200	6,549,708
Compagnie Financiere Richemont SA	49,685	3,155,030
Daphne International Holdings Limited †	130,000	16,049
Deckers Outdoor Corporation †	43,698	2,471,559
Descente Limited	9,000	134,323
Eclat Textile Company Limited	70,965	892,566
Feng Tay Enterprise Company Limited	91,052	492,293
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	189,842
Fossil Group Incorporated «†	53,410	2,505,463
Fujibo Holdings Incorporated	23,000	45,844
G-III Apparel Group Limited †	56,300	2,969,825
Gildan Activewear Incorporated	21,862	565,213
Global Brands Group Holding Limited †	1,128,530	133,538
Gunze Limited	36,000	94,454
Hermes International	1,835	626,148
Hugo Boss AG	5,926	337,055
Jaybharat Textiles & Real Estate Limited †	15,488	5,376
Kate Spade & Company †	179,424	3,556,184
Kering	7,111	1,237,263
Kurabo Industries Limited	43,000	73,126
Li & Fung Limited	1,128,530	636,870
LPP SA	207	262,209
lululemon athletica Incorporated «†	66,195	4,152,412
Luxottica Group SpA	12,870	734,680
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,335,521
Makalot Industrial Company Limited	41,663	258,871
Michael Kors Holdings Limited †	109,253	6,189,182
Moncler SpA	21,572	333,491
Nike Incorporated Class B	250,100	15,403,659
Onward Kashiyama Company Limited	27,000	164,003

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Pacific Textiles Holdings Limited	106,000	$154,600
Pandora AS	11,925	1,505,387
Pou Chen Corporation	853,600	1,052,668
Prada SpA	47,800	137,352
PVH Corporation	48,664	3,851,756
Rajesh Exports Limited	41,060	422,402
Ralph Lauren Corporation	35,517	3,223,523
Ruentex Industries Limited	153,911	270,397
Sanyo Shokai Limited	23,000	48,495
Seiko Holdings Corporation Class C	23,000	82,477
Seiren Company Limited	9,500	92,148
Shenzhou International Group Holdings Limited	201,000	1,029,015
Skechers U.S.A. Incorporated Class A †	182,600	6,011,192
Stella International	100,000	246,257
Steven Madden Limited †	78,150	2,750,880
Tainan Spinning Company Limited	361,640	151,163
Texwinca Holdings Limited	100,000	95,161
The Japan Wool Textile Company Limited	13,000	87,388
The Swatch Group AG - Bearer Shares	2,953	1,022,573
The Swatch Group AG - Regular Shares	4,901	340,382
Titan Industries Limited	93,936	435,095
Tod’s SpA	810	61,154
TSI Holdings Company Limited	20,900	134,211
Under Armour Incorporated Class A †	110,192	9,221,968
Unitika Limited †	168,000	74,435
VF Corporation	61,016	3,972,752
Wacoal Corporation	21,000	241,549
Wolverine World Wide Incorporated	144,580	2,736,899
Youngone Corporation	5,630	231,200
Yue Yuen Industrial Holdings Limited	151,500	538,599

		107,375,911

Consumer Staples: 7.54%

Beverages: 1.75%
Ambev SA	1,304,585	5,730,941
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	242,384
Anheuser-Busch InBev NV	75,959	8,498,040
Anheuser-Busch InBev NV Strip Voter-Verified Paper Record †(a)	6,960	0
Arca Continental SAB de CV	95,500	582,640
Asahi Breweries Limited	72,400	2,127,626
Britvic plc	18,843	181,052
Brown-Forman Corporation Class A «	16,600	1,769,394
Brown-Forman Corporation Class B	60,321	5,939,809
C&C Group plc	40,928	152,962
Carlsberg AS Class B	10,130	873,565
Carlsberg Brewery Malaysia Bhd	27,300	81,413
Coca-Cola Amatil Limited	99,451	602,286
Coca-Cola East Japan Company Limited	8,300	143,439
Coca-Cola Enterprises Incorporated	123,319	5,982,205

16	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Beverages (continued)
Coca-Cola HBC AG	17,518	$333,078
Coca-Cola Icecek Uretim AS	15,881	176,784
Coca-Cola West Japan Company Limited	14,900	333,401
Compania Cervecerias Unidas SA	59,871	588,259
Constellation Brands Incorporated Class A	105,859	14,971,638
Cott Corporation	9,100	111,581
Davide Campari-Milano SpA	22,742	178,456
Diageo plc	232,673	5,979,781
Distell Group Limited	26,980	272,401
Dr Pepper Snapple Group Incorporated	114,485	10,478,812
Fomento Economico Mexicano Sab de CV	640,600	6,003,196
Fraser & Neave Holdings	12,000	56,504
Guinness Anchor Bhd	33,500	110,573
Heineken Holding NV	9,870	714,832
Heineken NV	20,410	1,637,967
Hite Jinro Company Limited	6,516	155,210
ITO EN Limited	11,400	323,578
Kirin Brewery Company Limited	130,100	1,713,791
Lotte Chilsung Beverage Company Limited	132	221,715
Molson Coors Brewing Company Class B	95,542	8,146,866
Monster Beverage Corporation †	27,167	3,409,459
PepsiCo Incorporated	176,719	17,286,653
Pernod Ricard SA	18,977	2,018,660
Remy Cointreau SA	1,992	137,480
SABMiller plc	91,828	5,314,503
Sapporo Holdings Limited	58,000	263,659
Suntory Beverage & Food Limited	18,634	789,498
Takara Holdings Incorporated	29,500	216,664
Thai Beverage PCL	2,812,000	1,399,734
The Coca-Cola Company	474,674	20,472,690
Treasury Wine Estates Limited	129,793	890,980
Tsingtao Brewery Company Limited H Shares	70,000	252,885
United Breweries Limited	33,308	390,990
United Spirits Limited †	17,882	692,028

		138,952,062

Food & Staples Retailing: 1.25%
Aeon Company Limited «	130,600	1,712,646
Ain Holdings Incorporated	4,400	199,855
Alimentation Couche-Tard Incorporated Class B	39,729	1,797,642
ARCS Company Limited	9,300	187,310
Axfood AB	6,336	106,100
BGF Retail Company Limited	2,571	337,514
Big C Supercenter PCL ADR	174,400	1,218,793
Bim Birlesik Magazalar AS	67,584	1,245,813
Booker Group plc	194,495	447,932
Carrefour SA	52,245	1,381,958
Casey’s General Stores Incorporated	54,810	5,786,292
Casino Guichard Perrachon SA «	5,420	244,019

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	17

Security name	Shares	Value

Food & Staples Retailing (continued)
Cencosud SA	443,098	$960,748
China Resources Enterprise Limited	407,836	660,817
Cocokara Fine Incorporated	4,000	165,640
Colruyt SA	6,243	334,680
Cosmos Pharmaceutical Corporation	1,400	215,427
Costco Wholesale Corporation	81,027	12,156,481
CP ALL PCL	1,232,200	1,495,724
Dairy Farm International Holdings Limited	52,200	321,154
Delhaize Group SA	10,066	1,017,932
Distribuidora Internacional SA	61,010	305,781
Dongsuh Company Incorporated	12,182	290,554
E-MART Company Limited	3,311	470,905
Empire Company Limited Class A	14,916	288,619
Eurocash SA	15,296	189,772
FamilyMart Company Limited	8,800	422,580
George Weston Limited	5,500	447,764
GS Retail Company Limited	7,588	312,414
Heiwado Company Limited	8,100	150,838
Hyundai Greenfood Company Limited	13,680	218,716
ICA Gruppen AB «	11,898	353,896
Inageya Company Limited	5,500	62,278
J Sainsbury plc	119,290	419,869
Jeronimo Martins SA	20,490	289,208
Kato Sangyo Company Limited	5,600	133,924
Kesko Oyj Class A	1,500	59,560
Kesko Oyj Class B	7,559	295,397
Koninklijke Ahold NV	74,144	1,623,559
Lawson Incorporated	10,000	771,043
Life Corporation	4,000	85,665
Loblaw Companies Limited	20,909	1,062,140
Magnit OJSC Sponsored GDR	68,877	2,297,582
Matsumotokiyoshi Holdings Company Limited	7,200	320,476
Metcash Limited «†	174,566	208,073
Metro AG «	12,722	311,330
Metro Incorporated	29,037	927,982
Mitsubishi Shokuhin Company Limited	4,200	111,209
OKUWA Company Limited	6,000	52,784
President Chain Store Corporation	194,032	1,311,893
Puregold Price Club Incorporated	289,300	206,860
Rallye SA	2,005	32,611
Rite Aid Corporation †	624,680	4,966,206
Seven & I Holdings Company Limited	117,480	4,684,061
Shoprite Holdings Limited	105,840	1,026,449
Sligro Food Group NV	1,429	54,927
Sonae SGPS SA	93,661	96,659
Sprouts Farmers Market Incorporated †	202,862	5,777,510
Sugi Pharmacy Company Limited	6,100	287,080
Sun Art Retail Group Limited	518,000	312,989
Sundrug Company Limited	5,100	337,046
Sysco Corporation	64,848	2,861,742

18	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Food & Staples Retailing (continued)
Tesco plc †	770,024	$1,921,992
The Jean Coutu Group PJC Incorporated Class A	9,211	138,880
Tsuruha Holdings Incorporated	5,800	490,509
United Natural Foods Incorporated †	70,579	2,178,068
United Super Markets Holdings Incorporated	11,000	93,275
UNY Group Holdings Company Limited	34,400	222,787
Valor Company Limited	9,100	196,727
Wal-Mart de Mexico SAB de CV	1,629,328	3,836,515
Walgreens Boots Alliance Incorporated	105,636	8,338,906
Welcia Holdings Company	3,500	172,977
Wesfarmers Limited	170,613	4,748,104
Whole Foods Market Incorporated	202,561	6,342,185
Wm Morrison Supermarkets plc	218,799	602,484
Woolworths Limited	199,634	3,253,180
Yaoko Company Limited	4,600	177,329
Yokohama Reito Company	7,100	62,982

		99,211,328

Food Products: 2.42%
Ajinomoto Company Incorporated	89,000	2,180,914
Archer Daniels Midland Company	71,600	2,503,136
Ariake Japan Company Limited	2,900	159,547
Aryzta AG	9,603	456,420
Associated British Foods plc	34,117	1,607,132
B&G Foods Incorporated	79,000	2,732,610
Barry Callebaut AG	233	244,236
BRF SA	191,200	2,447,406
Britannia Industries Limited	8,705	350,044
Bunge Limited	84,878	4,220,134
CALBEE Incorporated	17,300	700,244
Campbell Soup Company	108,900	6,724,575
Charoen Pokphand Food PCL	866,900	462,282
China Agri-Industries Holdings Limited †	700	193
China Huishan Dairy Holdings Company Limited «	1,506,000	565,352
China Mengniu Dairy Company	922,000	1,324,629
CJ Cheiljedang Corporation	1,371	400,901
ConAgra Foods Incorporated	262,377	11,035,577
Dairy Crest Group plc	6,886	55,958
Danone SA	57,249	3,981,550
Darling Ingredients Incorporated †	225,100	2,028,151
Dean Foods Company «	128,600	2,480,694
Dydo Drinco Incorporated	1,900	86,451
Ebro Puleva SA	6,042	123,303
Elders Limited †	3,653	10,388
Ezaki Glico Company Limited	8,600	459,325
Felda Global Ventures Holdings Bhd	469,000	170,565
Flowers Foods Incorporated	104,950	1,797,794
Fuji Oil Company Limited	9,500	160,973
General Mills Incorporated	69,700	4,101,845
Genting Plantations Bhd	46,000	118,583

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products (continued)
Glanbia plc	16,206	$322,785
GlaxoSmithKline Consumer Healthcare Limited	4,898	398,108
Golden Agri-Resources Limited	1,248,045	328,406
GrainCorp Limited Class A	43,413	242,553
Greencore Group plc	38,147	201,240
Gruma SAB de CV Class B	60,100	961,534
Grupo Bimbo Sab de CV Series A †	390,400	1,116,290
Grupo Lala SAB de CV	239,043	558,910
Hain Celestial Group Incorporated †	144,666	5,348,302
Hokuto Corporation	5,200	93,531
Hormel Foods Corporation	163,600	6,954,636
House Foods Corporation	12,000	228,585
Indofood Agri Resources Limited	39,000	12,202
Ingredion Incorporated	43,943	4,447,910
IOI Corporation Bhd	1,011,046	1,129,903
Itoham Foods Incorporated	23,000	146,558
J-Oil Mills Incorporated	19,000	55,738
JBS SA	274,223	778,509
Kagome Company Limited	11,600	218,015
KAMEDA SEIKA Company Limited	2,900	114,591
Kellogg Company	28,700	2,124,374
Kerry Group plc Class A	15,076	1,314,933
Keurig Green Mountain Incorporated	68,955	6,339,723
Kewpie Corporation	18,700	418,703
Kikkoman Corporation	29,000	954,243
Kuala Lumpur Kepong Bhd	99,100	560,796
Kulim (Malaysia) Bhd	101,600	93,455
Lancaster Colony Corporation	25,969	2,642,865
Lindt & Spruengli AG	10	687,281
Lindt & Spruengli AG - Participation Certificate	96	548,324
Lotte Confectionery Company Limited	228	442,099
Maple Leaf Foods Incorporated	14,491	244,301
Marine Harvest ASA	25,295	361,226
Marudai Food Company Limited	19,000	69,709
Maruha Nichiro Corporation	8,700	173,435
McCormick & Company Incorporated	71,100	6,630,786
Mead Johnson Nutrition Company	120,620	8,896,931
Megmilk Snow Brand Company Limited	9,100	216,158
Meiji Holdings Company Limited	22,900	1,837,181
Mitsui Sugar Company Limited	17,000	72,335
Mondelez International Incorporated Class A	192,729	7,811,306
Morinaga & Company Limited	40,000	223,907
Morinaga Milk Industry Company Limited	43,000	202,247
Nestle India Limited	8,749	640,456
Nestle Malaysia Bhd	10,000	176,457
Nestle SA	295,993	20,699,070
NH Foods Limited	30,000	631,211
Nichirei Corporation	44,000	333,976
Nippon Flour Mills Company Limited	25,000	182,771
Nippon Suisan Kaisha Limited	41,400	191,830

20	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Food Products (continued)
Nisshin Seifun Group Incorporated	42,400	$692,893
Nissin Food Products Company Limited	14,900	683,877
Nong Shim Company Limited	901	295,991
Orion Corporation	539	399,763
Orkla ASA	72,715	599,837
Osem Investment Limited	3,453	71,233
Pioneer Foods Group Limited	36,864	301,159
Post Holdings Incorporated †	87,229	6,058,926
PPB Group Bhd	119,200	453,434
PT Astra Agro Lestari Tbk	71,500	79,318
PT Charoen Pokphand Indonesia Tbk	1,636,000	412,916
PT Indofood CBP Sukses Makmur Tbk	384,000	451,786
PT Indofood Sukses Makmur Tbk	993,924	523,438
Riken Vitamin Company Limited	2,000	70,483
Sakata Seed Corporation	5,700	138,717
Saputo Incorporated «	25,208	734,069
Showa Sangyo Company Limited	27,000	108,389
Standard Foods Corporation	78,648	194,904
Suedzucker AG	5,793	87,028
Tate & Lyle plc	44,144	358,698
Thai Union Group PCL	984,976	550,127
The J.M. Smucker Company	72,500	9,248,825
The Kraft Heinz Company	69,778	5,374,302
The Nisshin Oillio Group Limited	21,000	84,099
The WhiteWave Foods Company †	104,000	4,026,880
Tiger Brands Limited	53,732	988,722
Tingyi Holding Corporation	498,000	468,941
Toyo Suisan Kaisha Limited	16,600	594,732
TreeHouse Foods Incorporated †	60,523	5,109,352
Ulker Biskuvi Sanayi AS	81,281	493,324
Uni-President Enterprises Corporation	1,489,925	2,565,641
United Plantations Bhd	17,000	104,709
Universal Robina Corporation	238,100	990,910
Viscofan SA	4,011	238,742
Vitasoy International Holdings Limited	188,000	310,292
Want Want China Holdings Limited	2,237,000	1,480,788
WH Group Limited †144A	2,469,618	1,433,934
Wilmar International Limited	474,930	1,049,903
Yakult Honsha Company Limited	24,800	1,183,851
Yamazaki Baking Company Limited	28,000	530,188

		192,616,428

Household Products: 0.78%
Colgate-Palmolive Company	108,816	7,142,682
Earth Chemical Company Limited	2,900	107,442
Energizer Holdings Incorporated	84,700	3,298,218
Henkel AG & Company KGaA	11,153	984,589
Hindustan Unilever Limited	225,127	2,731,622
Kimberly-Clark Corporation	42,616	5,552,865
Kimberly-Clark de Mexico SAB de CV Class A	424,300	931,447

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	21

Security name	Shares	Value

Household Products (continued)
Lion Corporation	40,000	$422,744
Pigeon Corporation	17,000	396,252
PT Unilever Indonesia Tbk	402,000	1,337,452
PZ Cussons plc	28,166	101,403
Reckitt Benckiser Group plc	60,855	5,543,265
Spectrum Brands Holdings Incorporated	38,191	3,657,552
Svenska Cellulosa AB Class A	7,500	224,091
Svenska Cellulosa AB Class B	56,712	1,690,774
The Procter & Gamble Company	329,968	26,493,131
Unicharm Corporation	67,000	1,456,623

		62,072,152

Personal Products: 0.53%
Aderans Company Limited	6,500	32,534
Amorepacific Corporation	5,000	1,487,081
Amorepacific Group	4,680	534,485
Avon Products Incorporated	593,000	2,259,330
Beiersdorf AG	10,132	878,179
Blackmores Limited	1,922	217,292
Ci:Z Holdings Company Limited	4,000	65,515
Colgate-Palmolive Company India Limited	13,598	163,154
Dabur India Limited	131,061	454,691
Edgewell Personal Care Company	35,766	2,734,311
Emami Limited	9,988	143,928
Euglena Company Limited «†	10,800	141,638
FANCL Corporation	7,300	90,022
Godrej Consumer Products Limited	45,847	796,706
Hengan International Group Company Limited	250,000	1,980,589
Kao Corporation	74,100	3,738,514
Kobayashi Pharmaceutical Company Limited	4,200	358,950
Korea Kolmar Company Limited	4,292	279,315
Kose Corporation	4,900	421,269
L’Oreal SA	22,921	3,857,834
LG Household & Health Care Limited H Shares	1,529	1,073,309
Mandom Corporation	3,200	134,619
Marico Limited	140,176	484,913
Milbon Company Limited	2,000	74,965
NU Skin Enterprises Incorporated Class A «	76,100	2,320,289
Oriflame Holding AG †	2,947	45,074
Pola Orbis Holdings Incorporated	3,800	279,355
Shiseido Company Limited	59,900	1,302,345
The Estee Lauder Companies Incorporated Class A	40,020	3,655,027
Unilever NV	159,186	6,865,347
Unilever plc	119,149	5,090,348

		41,960,928

Tobacco: 0.81%
Altria Group Incorporated	237,769	14,639,437
British American Tobacco Malaysia Bhd	28,400	378,351

22	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Tobacco (continued)
British American Tobacco plc	173,081	$9,416,338
Eastern Company	2,662	61,195
Imperial Tobacco Group plc	88,482	4,567,072
ITC Limited	605,692	2,618,146
Japan Tobacco Incorporated	176,700	7,026,458
KT&G Corporation	24,086	2,074,197
Philip Morris International Incorporated	187,943	17,108,451
PT Gudang Garam Tbk	106,500	506,952
PT Hanjaya Mandala Sampoerna Tbk	28,000	230,077
Reynolds American Incorporated	96,618	4,872,446
Swedish Match AB	21,840	702,989

		64,202,109

Energy: 4.89%

Energy Equipment & Services: 0.76%
Amec Foster Wheeler plc	31,672	166,841
Amec Foster Wheeler plc ADR «	4,290	23,080
Atwood Oceanics Incorporated «	77,700	534,576
Baker Hughes Incorporated	78,100	3,348,147
Bristow Group Incorporated	46,600	708,786
Bumi Armada Bhd	340,600	78,012
Calfrac Well Services Limited	3,918	3,475
Compagnie Generale de Geophysique Veritas †	65,748	41,444
Core Laboratories NV «	24,284	2,548,363
Diamond Offshore Drilling Incorporated «	88,000	1,760,880
Dril-Quip Incorporated †	53,910	2,924,618
Enerflex Limited	4,043	30,898
Ensco plc Class A	327,839	2,842,364
Ensign Energy Services Incorporated	11,978	44,353
Ezra Holdings Limited †	377,000	17,082
Fugro NV	7,340	126,461
Halliburton Company	1	32
Helmerich & Payne Incorporated «	62,300	3,300,031
Hunting plc	13,249	64,552
John Wood Group plc	30,475	263,476
KNM Group Bhd †	14	2
Modec Incorporated «	3,100	40,713
Mullen Group Limited	6,400	68,683
Nabors Industries Limited	375,500	2,688,580
Noble Corporation plc «	329,653	2,746,009
Oceaneering International Incorporated	137,468	3,796,866
Oil States International Incorporated †	70,000	1,827,700
Pason Systems Incorporated	10,745	130,957
Petrofac Limited	25,283	316,390
Petroleum Geo-Services ASA	19,980	45,326
Precision Drilling Corporation	20,412	65,475
Prosafe ASA	26,130	32,394
Rowan Companies plc Class A «	169,800	2,261,736
Saipem SpA †	1,047,510	430,497

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	23

Security name	Shares	Value

Energy Equipment & Services (continued)
Sapurakencana Petroleum Bhd	640,922	$288,581
SBM Offshore NV †	17,972	227,407
Schlumberger Limited	233,705	16,761,323
Schoeller-Bleckmann Oilfield Equipment AG	1,839	104,429
Seadrill Limited «†	33,756	69,147
Shawcor Limited Class A	4,528	92,099
Shinko Plantech Company Limited	7,600	55,555
Subsea 7 SA †	26,952	170,514
Technip SA	10,664	528,334
Tecnicas Reunidas SA	2,168	58,642
Tenaris SA	45,222	490,734
TGS Nopec Geophysical Company ASA «	10,707	156,603
Transocean Limited «	475,924	4,116,743
Trican Well Service Limited †	16,245	15,969
Trinidad Drilling Limited	7,400	8,149
U.S. Silica Holdings Incorporated «	71,435	1,370,838
Vallourec SA «	11,805	62,391
Weatherford International plc †	459,156	2,938,598
WorleyParsons Limited	36,573	108,789

		60,903,644

Oil, Gas & Consumable Fuels: 4.13%
Advantage Oil & Gas Limited †	8,522	43,334
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc «†(a)	100,824	0
Altagas Limited «	11,048	262,686
Antero Resources Corporation «†	45,900	1,048,815
Apache Corporation	45,800	1,753,224
ARC Resources Limited «	29,540	391,902
Athabasca Oil Corporation †	28,194	20,630
Australian Worldwide Exploration Limited †	77,909	26,689
Bankers Petroleum Limited †	23,555	15,843
Banpu PCL	142,000	72,933
Bayan Resources Group †	170,500	102,004
Baytex Energy Corporation	11,349	25,919
Beach Petroleum Limited	252,019	94,381
Bharat Petroleum Corporation Limited	64,424	726,038
Birchcliff Energy Limited †	4,522	16,912
Bonavista Energy Corporation «	16,745	29,084
BP plc	1,665,444	8,082,724
Brightoil Petroleum Holdings Limited «	514,000	131,372
Cabot Oil & Gas Corporation	244,954	4,930,924
Cairn Energy plc †	48,348	109,449
Cairn India Limited	136,030	232,244
California Resources Corporation	437,936	246,164
Caltex Australia Limited	41,964	1,089,966
Cameco Corporation	37,200	450,359
Canadian Natural Resources Limited	103,154	2,156,094
Carrizo Oil & Gas Incorporated †	71,500	1,537,250

24	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Incorporated	72,271	$826,870
Cheniere Energy Incorporated †	139,733	4,995,455
Chesapeake Energy Corporation «	704,132	1,837,785
Chevron Corporation	228,216	19,042,343
China Petroleum & Chemical Corporation H Shares	7,833,600	4,444,243
China Shenhua Energy Company Limited H Shares	1,109,500	1,557,529
Cimarex Energy Company	55,800	4,688,874
CNOOC Limited	4,913,000	5,117,822
Coal India Limited	421,834	1,918,242
Cobalt International Energy Incorporated †	456,800	1,215,088
Columbia Pipeline Group Incorporated	235,852	4,280,714
Concho Resources Incorporated †	79,028	7,131,487
Connacher Oil and Gas Limited †	28	4
ConocoPhillips	148,356	5,018,883
CONSOL Energy Incorporated «	311,700	2,689,971
Continental Resources Incorporated †	48,734	1,129,654
Corridor Resources Incorporated †	1,363	544
Cosmo Energy Holdings Company Limited †	12,900	138,247
Crescent Point Energy Corporation «	49,703	605,767
Crew Energy Incorporated †	7,839	18,540
Delek Group Limited	312	50,010
Denbury Resources Incorporated «	484,300	619,904
Diamondback Energy Incorporated †	99,477	7,087,736
Ecopetrol SA Sponsored ADR «	63,212	441,220
Empresas Copec SA	168,585	1,415,207
Enbridge Income Fund Holdings Incorporated	5,200	110,995
Enbridge Incorporated	77,200	2,726,820
Encana Corporation	70,534	304,970
Energy Absolute PCL Class A	511,600	304,404
Enerplus Corporation	20,247	58,661
Eni SpA	247,150	3,456,446
EOG Resources Incorporated	100,196	6,486,689
EQT Corporation	90,300	5,033,322
Exxon Mobil Corporation	504,852	40,463,888
Formosa Petrochemical Corporation	593,590	1,500,650
Galp Energia SGPS SA	56,016	614,363
Gazprom ADR	1,577,489	5,776,421
Gibson Energy Incorporated «	11,458	145,744
Golar LNG Limited (a)	2,733	50,036
Gran Tierra Energy Incorporated †	23,505	55,592
Grupa Lotos SA †	14,414	91,724
GS Holdings Corporation	8,189	350,063
Gulfport Energy Corporation †	152,100	3,650,400
Hindustan Petroleum Corporation Limited	24,569	245,457
HollyFrontier Corporation	111,154	3,759,228
Husky Energy Incorporated	27,170	296,199
Idemitsu Kosan Company Limited	16,500	249,764
Igas Energy plc †	2,782	633
Imperial Oil Limited «	23,700	756,543
Indian Oil Corporation Limited	146,800	788,696

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Inpex Holdings Incorporated	162,100	$1,168,640
Inter Pipeline Limited «	28,473	522,321
IRPC PCL	4,652,021	571,873
Itochu Enex Company Limited	6,000	44,166
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	7,300	156,538
JX Holdings Incorporated	373,800	1,451,968
Karoon Gas Australia Limited †	31,102	31,384
Keyera Corporation	14,048	389,461
Kinder Morgan Incorporated	213,500	3,862,215
Koninklijke Vopak NV	6,083	276,882
Kunlun Energy Company Limited	1,270,000	905,707
Long Run Exploration Limited †	449	148
Lukoil PJSC ADR	138,293	4,884,555
Lundin Petroleum AB †	23,462	364,624
Marathon Oil Corporation	396,261	3,253,303
Marathon Petroleum Corporation	63,915	2,189,089
MEG Energy Corporation †	12,100	38,008
Mitsuuroko Holdings Company Limited	10,000	48,048
MOL Hungarian Oil & Gas plc	18,943	922,724
Motor Oil (Hellas) Corinth Refineries SA	18,029	182,400
Murphy Oil Corporation	97,000	1,666,460
Neste Oil Oyj	15,503	485,336
New Hope Corporation Limited	33,755	31,977
Niko Resource Limited †	5,137	323
Nippon Gas Company Limited	6,300	116,274
NovaTek OAO	6,672	574,351
NovaTek OAO Sponsored GDR	27,002	2,324,142
NuVista Energy Limited †	3,905	12,757
Oasis Petroleum Incorporated «†	178,800	963,732
Occidental Petroleum Corporation	90,285	6,213,414
Oil & Natural Gas Corporation Limited	582,446	1,653,146
Oil India Limited	23,455	105,805
Oil Search Limited	194,808	921,355
OMV AG	14,891	390,760
ONEOK Incorporated	128,600	3,086,400
Ophir Energy plc †	50,585	54,305
Origin Energy Limited	288,382	905,998
PA Resources AB †(a)	1,136	5
Pacific Exploration and Production Corporation †	30,807	30,283
Paramount Resources Limited Class A «†	12,300	53,000
Parkland Fuel Corporation	7,600	116,556
Paz Oil Company Limited	173	26,220
PBF Energy Incorporated Class A	135,876	4,103,455
Pembina Pipeline Corporation «	37,455	933,745
Pengrowth Energy Corporation	42,515	31,737
Penn West Petroleum Limited «	42,170	39,895
PetroChina Company Limited H Shares	6,464,000	4,163,220
Petroleo Brasileiro SA †	943,645	1,727,233
Petronas Dagangan Bhd	125,000	734,245

26	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petronet LNG Limited	37,495	$128,660
Peyto Exploration & Development Corporation «	13,213	271,877
Phillips 66	56,934	4,519,990
Pioneer Natural Resources Company	29,900	3,603,847
Polish Oil & Gas	592,108	737,567
Polski Koncern Naftowy Orlen SA «	100,002	1,592,927
PrairieSky Royalty Limited «	13,744	223,784
Premier Oil plc †	62,107	34,086
PT Adaro Energy Tbk	4,031,000	182,176
PTT Exploration & Production PCL	388,971	739,624
PTT PCL	239,900	1,750,603
Range Resources Corporation «	100,245	2,378,814
Reliance Industries Limited	473,711	6,677,341
Reliance Industries Limited GDR 144A	2,006	56,770
Repsol YPF SA	98,472	1,013,265
Rosneft Oil Company OJSC Sponsored GDR	64,216	239,764
Rosneft OJSC GDR	256,180	981,810
Royal Dutch Shell plc Class A - Amsterdam Exchange	71,421	1,629,400
Royal Dutch Shell plc Class A - London Exchange	293,485	6,685,659
Royal Dutch Shell plc Class B	365,375	8,296,052
S-Oil Corporation	8,742	556,640
Santos Limited	290,523	679,167
Sasol Limited	156,208	4,203,609
Semirara Mining and Power Corporation	100,160	258,955
Seven Generations Energy Limited Class A †	16,242	186,429
Showa Shell Sekiyu KK	28,800	225,169
SK Innovation Company Limited	9,812	1,146,564
SM Energy Company «	87,500	791,000
Southwestern Energy Company «†	227,917	1,317,360
Spectra Energy Corporation	76,049	2,220,631
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	99,008	1,441,283
Storm Resources Limited †	281	696
Suncor Energy Incorporated	149,319	3,650,756
Surgutneftegas SP ADR	257,109	1,313,678
Targa Resources Corporation	62,899	1,690,725
Tatneft PAO ADR	78,690	2,011,425
Thai Oil PCL	365,200	650,862
The Williams Companies Incorporated	84,900	1,357,551
TonenGeneral Sekiyu KK	42,000	318,765
Total SA	226,385	10,146,679
Touchstone Exploration Incorporated †	3,067	408
Tourmaline Oil Corporation †	13,128	242,087
TransCanada Corporation	66,600	2,443,969
Tullow Oil plc †	85,595	199,342
Tupras Turkiye Petrol Rafinerileri AS †	43,221	1,104,350
Ultrapar Participacoes SA	138,300	2,164,624
Valero Energy Corporation	58,666	3,524,653
Veresen Incorporated «	41,157	241,832
Vermilion Energy Incorporated «	9,494	258,226

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Washington H. Soul Pattinson & Company Limited	25,619	$286,665
Western Refining Incorporated	90,800	2,421,636
Whitecap Resources Incorporated	23,314	131,820
Whitehaven Coal Limited †	113,230	44,287
Whiting Petroleum Corporation †	262,485	1,052,565
Woodside Petroleum Limited	112,217	2,016,497
World Fuel Services Corporation	99,489	4,657,080
WPX Energy Incorporated †	318,782	1,310,194
Yanchang Petroleum International Limited †	280,000	5,841

		327,895,006

Financials: 21.45%

Banks: 7.66%
Abu Dhabi Commercial Bank PJSC	680,446	1,255,952
Affin Holdings Bhd	93,730	47,910
Agricultural Bank of China Limited H Shares	7,519,000	2,471,696
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,362,920
Alior Bank SA †	10,058	150,517
Alliance Financial Group Bhd	96,700	84,107
Alpha Bank AE †	22,810	39,169
AMMB Holdings Bhd	186,100	191,654
Aozora Bank Limited	186,000	605,994
Associated Banc-Corp	204,805	3,522,646
Australia & New Zealand Banking Group Limited	436,485	6,963,371
Axis Bank Limited	367,572	2,020,424
Banca Carige SpA †	332	187
Banca Monte dei Paschi di Sien SpA «†	340,385	180,103
Banca Popolare dell’Emilia Romagna Scarl	38,724	197,010
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	333,422
Banca Popolare di Sondrio Scarl	27,109	95,162
Banco Bilbao Vizcaya Argentaria SA	584,026	3,692,083
Banco Bradesco SA	217,504	1,260,430
Banco Comercial Portugues SA †	3,424,278	127,305
Banco de Brasil SA	363,485	1,225,632
Banco de Chile	10,026,880	1,023,012
Banco de Credito e Inversiones	10,160	408,222
Banco de Sabade SA	418,172	662,240
Banco Popolare Societa Cooperativa †	39,538	322,796
Banco Popular Espanol SA	153,010	365,070
Banco Santander Brasil SA	131,500	489,578
Banco Santander Central Hispano SA	1,222,466	4,944,863
Banco Santander Central Hispano SA ADR	87,065	347,389
Banco Santander Chile SA	22,027,452	950,796
Bancolombia SA ADR	36,000	1,082,880
BancorpSouth Incorporated	110,736	2,205,861
Bangkok Bank PCL	31,000	144,230
Bangkok Bank PCL - Non-voting	152,500	690,640
Bank BPH SA †	309	2,282
Bank Handlowy w Warszawie SA	8,631	172,885

28	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Banks (continued)
Bank Hapoalim Limited	105,587	$515,790
Bank Leumi Le-Israel †	148,085	494,021
Bank Millennium SA †	93,393	137,006
Bank of America Corporation	1,262,745	15,809,567
Bank of Ayudhya PCL	470,600	405,700
Bank of Baroda	81,560	157,444
Bank of China Limited H Shares	22,557,100	8,466,108
Bank of Communications Limited H Shares	6,984,350	3,990,562
Bank of East Asia Limited	282,890	897,261
Bank of Hawaii Corporation «	59,117	3,753,930
Bank of Ireland †	2,392,830	678,543
Bank of Kyoto Limited	60,000	375,402
Bank of Montreal	62,035	3,422,700
Bank of Nova Scotia	111,405	4,508,897
Bank of Queensland Limited	59,740	448,735
Bank of the Ozarks Incorporated	113,200	4,283,488
Bank of the Philippine Islands	560,676	986,755
Bank of the Ryukyus Limited	7,500	79,101
Bank of Yokohama Limited	188,000	852,427
Bank Pekao SA	43,062	1,603,304
Bank Zachodni WBK SA †	11,565	792,305
Bankia SA	318,040	269,718
Bankinter SA	39,803	262,317
BankUnited Incorporated	144,100	4,628,492
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	156,778
Barclays Africa Group Limited	90,379	772,441
Barclays plc	1,415,118	3,361,917
BDO Unibank Incorporated	514,398	1,071,304
Bendigo Bank Limited	73,124	445,378
Berner Kantonalbank AG	648	123,305
BNP Paribas SA	98,106	4,575,374
BOC Hong Kong Holdings Limited	659,000	1,712,214
BOK Financial Corporation «	29,362	1,434,921
Branch Banking & Trust Corporation	96,227	3,094,660
BS Financial Group Incorporated	51,437	358,121
CaixaBank SA	211,455	603,342
Canadian Imperial Bank of Commerce «	38,100	2,532,960
Canadian Western Bank «	8,239	121,241
Canara Bank	13,142	30,464
Capitec Bank Holdings Limited	15,169	450,839
Cathay General Bancorp	104,509	2,789,345
Chang Hwa Commercial Bank	1,918,943	937,550
Chiba Bank Limited	125,000	586,204
China CITIC Bank H Shares †	3,722,000	2,054,749
China Construction Bank H Shares	29,798,990	17,413,007
China Development Financial Holding Corporation	4,863,338	1,163,200
China Merchants Bank Company Limited H Shares	1,435,022	2,681,190
China Minsheng Banking Corporation Limited H Shares	2,085,780	1,711,077
Chong Hing Bank Limited	5,771	11,119
CIMB Group Holdings Bhd	760,541	817,295

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
CIT Group Incorporated	101,742	$3,032,929
Citigroup Incorporated	361,282	14,035,806
Citizens Financial Group Incorporated	319,813	6,150,004
Comerica Incorporated	103,109	3,483,022
Commerce Bancshares Incorporated	116,653	4,955,419
Commercial International Bank	194,543	831,337
Commerzbank AG †	110,488	892,748
Commonwealth Bank of Australia	259,141	12,927,780
Corpbanca	35,444,248	287,369
Credicorp Limited	20,258	2,375,048
Credit Agricole SA	111,138	1,161,502
Credito Valtellinese Scarl †	9,849	6,903
CTBC Financial Holding Company Limited	5,375,759	2,603,447
Cullen Frost Bankers Incorporated «	76,353	3,659,599
CYBG plc †	102,609	265,851
Dah Sing Banking Group Limited	36,901	61,251
Dah Sing Financial Holdings Limited	32,795	172,979
Danske Bank AS	76,789	2,095,751
DBS Group Holdings Limited	288,837	2,781,940
DGB Financial Group Incorporated	34,107	229,091
DnB Nor ASA	85,061	980,509
E.SUN Financial Holding Company Limited	2,393,012	1,232,352
East West Bancorp Incorporated	83,320	2,497,100
EnTie Commercial Bank	238,977	100,509
Erste Bank Der Oesterreichischen Sparkassen AG †	26,833	690,709
Eurobank Ergasias SA †	25,114	15,627
Far Eastern International Bank	649,775	184,138
Fifth Third Bancorp	470,100	7,173,726
First Financial Bankshares Incorporated «	87,500	2,310,875
First Financial Holding Company Limited	3,133,732	1,457,175
First Gulf Bank PJSC	306,590	1,065,078
First Horizon National Corporation	318,720	3,831,014
First Niagara Financial Group Incorporated	493,845	4,563,128
First Republic Bank	86,420	5,318,287
FirstMerit Corporation	225,546	4,427,468
FNB Corporation PA	238,816	2,932,660
Fukuoka Financial Group Incorporated	126,000	399,295
Fulton Financial Corporation	238,340	3,005,467
Glacier Bancorp Incorporated	103,118	2,456,271
Grupo Elektra SA de CV	16,094	296,492
Grupo Financiero Banorte SAB de CV	858,900	4,335,242
Grupo Financiero Inbursa SAB de CV	637,564	1,134,463
Grupo Financiero Santander SAB de CV Class B	551,179	884,987
Gunma Bank Limited	75,000	329,550
Hana Financial Group Incorporated	47,314	797,520
Hancock Holding Company	106,432	2,455,386
Hang Seng Bank Limited	113,100	1,912,074
HDFC Bank Limited	245,309	3,474,521
HDFC Bank Limited ADR	4,473	236,264
Higashi-Nippon Bank Limited	24,000	58,181

30	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Banks (continued)
Hokuhoku Financial Group Incorporated	219,000	$325,962
Hong Leong Bank Bhd	113,401	354,865
Hong Leong Financial Group Bhd	75,101	249,807
HSBC Holdings plc	1,811,499	11,519,932
Hua Nan Financial Holdings Company Limited Class C	2,628,735	1,222,739
Huishang Bank H Shares	240,374	105,372
Huntington Bancshares Incorporated	469,996	4,112,465
IBERIABANK Corporation	45,900	2,188,512
ICICI Bank Limited	868,490	2,457,778
ICICI Bank Limited ADR	21,140	119,864
Indusind Bank Limited	81,278	986,158
Industrial & Commercial Bank of China Limited H Shares	23,352,442	11,551,948
Industrial Bank of Korea	44,220	416,753
ING Bank Slaski SA	7,363	212,341
ING Groep NV	364,202	4,341,774
International Bancshares Corporation	76,140	1,716,957
Intesa Sanpaolo RSP	86,693	203,969
Intesa Sanpaolo SpA	1,335,380	3,372,997
Israel Discount Bank Limited Class A †	70,341	112,996
Itau Unibanco Holding SA	64,447	364,481
Itausa Investimentos Itau SA	58,216	101,483
Japan Post Bank Company Limited †	61,600	670,954
Jimoto Holdings Incorporated	34,300	42,646
Joyo Bank Limited	106,000	367,152
JPMorgan Chase & Company	446,393	25,131,926
Jyske Bank AS †	7,244	315,462
Kansai Urban Banking Corporation	7,600	69,806
Kasikornbank PCL - Non-voting	392,700	1,874,923
KB Financial Group Incorporated	63,082	1,510,348
KBC Groep NV	30,404	1,610,067
KeyCorp	492,113	5,191,792
Kiatnakin Finance	6,000	7,578
King’s Town Bank Company Limited	212,000	135,097
Komercni Banka AS	5,312	990,014
Kotak Mahindra Bank Limited	234,016	2,160,609
Krung Thai Bank PCL ADR	937,725	463,204
Kwangju Bank	5,204	33,359
Kyushu Financial Group Incorporated †	68,236	396,584
Laurentian Bank of Canada	1,861	62,790
Lloyds Banking Group plc	5,340,207	5,359,027
M&T Bank Corporation	96,940	9,941,197
Malayan Banking Bhd	957,954	1,938,127
Masraf Al Rayan	100,153	937,286
mBank SA †	3,102	250,228
Mega Financial Holding Company Limited	3,458,916	2,271,136
Metropolitan Bank & Trust Company	486,081	772,531
Mitsubishi UFJ Financial Group Incorporated	2,157,870	9,311,868
Miyazaki Bank Limited	34,000	82,925
Mizrahi Tefahot Bank Limited	8,324	91,897
Mizuho Financial Group Incorporated	3,787,800	5,587,903

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
National Australia Bank Limited	410,439	$7,059,650
National Bank of Abu Dhabi PJSC	354,945	792,962
National Bank of Canada	30,600	833,641
National Bank of Greece SA †	608,097	133,924
National Bank of Greece SA ADR †	32	7
Natixis	85,430	457,167
Nedbank Group Limited	70,250	803,840
Nishi-Nippon City Bank Limited	117,000	211,410
Nordea Bank AB	282,459	2,809,390
North Pacific Bank Limited	60,600	150,140
OTP Bank	66,278	1,378,822
Oversea-Chinese Banking Corporation Limited	436,514	2,504,847
PacWest Bancorp	157,300	5,061,914
People’s United Financial Incorporated «	431,841	6,309,197
Piraeus Bank SA †	4,331	745
PKO Bank Polski SA †	285,823	1,745,194
PNC Financial Services Group Incorporated	60,902	4,951,942
PrivateBancorp Incorporated	111,100	3,817,396
PT Bank Central Asia Tbk	4,214,500	4,243,285
PT Bank Danamon Indonesia Tbk	786,234	236,482
PT Bank Mandiri Persero Tbk	3,037,712	2,158,783
PT Bank Negara Indonesia Persero Tbk	2,701,500	1,024,686
PT Bank Pan Indonesia Tbk †	506,500	21,813
PT Bank Rakyat Indonesia Tbk	3,377,500	2,793,956
Public Bank Bhd	324,251	1,424,210
Punjab National Bank	87,525	90,808
Qatar National Bank	68,128	2,530,500
Raiffeisen Bank International AG «†	3,869	51,256
Regions Financial Corporation	791,312	5,950,666
Resona Holdings Incorporated	325,100	1,140,159
RHB Capital Bhd	197,954	249,638
Royal Bank of Canada	137,200	7,003,994
Royal Bank of Scotland Group plc †	193,158	598,598
Sberbank of Russia ADR	663,511	4,037,618
Sberbank Sponsored ADR	137,254	830,387
Senshu Ikeda Holdings Incorporated	45,180	154,061
Seven Bank Limited	119,800	512,620
Shiga Bank	39,000	159,241
Shimizu Bank Limited	1,000	18,425
Shinhan Financial Group Company Limited	75,949	2,341,314
Shinsei Bank Limited	305,000	362,187
Shizuoka Bank Limited	93,000	679,788
Siam Commercial Bank PCL	437,100	1,699,084
Signature Bank †	30,300	3,925,365
Sinopac Financial Holdings Company Limited	3,059,395	834,742
Skandinaviska Enskilda Banken AB Class A	159,842	1,561,732
Sociedad Matriz Banco de Chile Class B	1,087,348	293,340
Societe Generale SA	75,627	2,656,095
St. Galler Kantonalbank Class A	210	81,708
Standard Bank Group Limited	370,798	2,541,380

32	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Banks (continued)
Standard Chartered plc	248,820	$1,480,292
State Bank of India	472,910	1,097,301
State Bank of India Limited GDR 144A	3,576	83,321
Sumitomo Mitsui Financial Group Incorporated	215,384	6,043,711
Sumitomo Mitsui Trust Holdings Incorporated	585,000	1,704,534
SunTrust Banks Incorporated	63,600	2,110,248
Suruga Bank Limited	37,600	602,292
SVB Financial Group †	30,246	2,687,357
Svenska Handelsbanken AB Class A	140,664	1,798,793
Swedbank AB Class A	92,146	1,861,331
Sydbank AG	8,747	237,851
Synovus Financial Corporation	181,788	4,833,743
Ta Chong Bank Limited †	403,291	156,723
Taishin Financial Holdings Company Limited	3,331,892	1,096,843
Taiwan Business Bank †	842,576	212,085
Taiwan Cooperative Financial Holdings	2,410,400	1,022,890
TCF Financial Corporation	230,298	2,611,579
Texas Capital Bancshares Incorporated †	59,100	1,910,703
Thanachart Capital PCL	15,516	16,548
The 77 Bank Limited	56,000	198,397
The Aichi Bank Limited - Tokai	1,900	72,603
The Akita Bank Limited - Akita	37,000	91,960
The Aomori Bank Limited	40,000	109,514
The Awa Bank Limited	34,000	154,098
The Bank of Iwate Limited	3,600	117,922
The Bank of Nagoya Limited	35,000	109,945
The Bank of Okinawa Limited	4,000	118,410
The Bank of Saga Limited	25,000	45,003
The Chiba Kogyo Bank Limited	4,700	18,994
The Chugoku Bank Limited	33,000	348,305
The Daisan Bank Limited	49,000	61,691
The Daishi Bank Limited	53,000	175,688
The Ehime Bank Limited	27,000	51,200
The Eighteenth Bank Limited	34,000	76,207
The Fukui Bank Limited	32,000	51,391
The Hachijuni Bank Limited	81,000	371,516
The Hiroshima Bank Limited	99,000	368,929
The Hokkoku Bank Limited	58,000	147,540
The Hokuetsu Bank Limited	48,000	75,283
The Hyakugo Bank Limited	49,000	176,666
The Hyakujushi Bank Limited	60,000	169,508
The Iyo Bank Limited	51,300	354,874
The Juroku Bank Limited	69,000	215,680
The Kanto Tsukuba Bank Limited	15,600	40,370
The Keiyo Bank Limited	41,000	155,426
The Kiyo Bank Limited	10,800	118,773
The Michinoku Bank Limited	27,000	40,232
The Minato Bank Limited	79,000	108,356
The Musashino Bank Limited	6,600	169,011
The Nanto Bank Limited	51,000	133,406

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
The Ogaki Kyoritsu Bank Limited	52,000	$162,293
The Oita Bank Limited	32,000	98,383
The San-in Godo Bank Limited	30,000	178,200
The Shikoku Bank Limited	41,000	75,207
The Tochigi Bank Limited	22,000	81,665
The Toho Bank Limited	37,000	107,020
The Towa Bank Limited	58,000	44,892
Tisco Financial Group PCL	6,820	9,172
TMB Bank PCL	5,991,165	427,100
Tokyo TY Financial Group Incorporated	4,800	109,133
Tomony Holdings Incorporated	27,500	79,532
Toronto-Dominion Bank	172,162	6,671,437
Trustmark Corporation	95,267	2,084,442
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,598,998
Turkiye Halk Bankasi AS	227,219	763,019
Turkiye Is Bankasi Class C	549,429	834,447
Turkiye Vakiflar Bankasi Tao	219,660	304,782
Umpqua Holdings Corporation	306,531	4,610,226
UniCredit SpA	539,724	2,004,855
Unione di Banche SpA	86,040	330,252
United Bankshares Incorporated «	87,993	3,083,275
United Overseas Bank Limited	213,421	2,597,984
US Bancorp	195,578	7,533,665
Valiant Holding AG	1,769	178,855
Valley National Bancorp	292,449	2,632,041
VTB Bank OJSC «	780,769	1,463,811
Webster Financial Corporation	127,641	4,290,014
Wells Fargo & Company (l)	563,684	26,448,053
Western Alliance Bancorp †	127,900	3,801,188
Westpac Banking Corporation	504,323	10,314,785
Woori Bank	46,055	323,731
Yamagata Bank Limited	33,000	110,874
Yamaguchi Financial Group	36,000	338,910
Yamanashi Chou Bank Limited	35,000	124,004
Yapi Ve Kredi Bankasi AS «	184,289	232,294
Yes Bank Limited	56,788	572,633
Zions Bancorporation	118,200	2,520,024

		609,039,787

Capital Markets: 1.32%
3i Group plc	93,011	563,249
Aberdeen Asset Management plc	107,379	358,167
Affiliated Managers Group Incorporated †	32,186	4,463,876
Allied Properties (Hong Kong) Limited	297,208	52,355
Apollo Investment Corporation	1	5
Ashmore Group plc «	39,880	127,815
Azimut Holding SpA	9,036	173,384
Bank of New York Mellon Corporation	131,056	4,638,072

34	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Capital Markets (continued)
BlackRock Incorporated	22,974	$7,166,969
Brait SE «	75,105	729,473
Brewin Dolphin Holding plc	23,817	85,687
Canaccord Financial Incorporated	5,064	13,961
Capital Securities Corporation	362,713	94,391
China Cinda Asset Management Company Limited H Shares	3,330,000	997,048
CI Financial Corporation «	21,303	471,878
CITIC Securities Company Limited H Shares	685,500	1,318,311
Close Brothers Group plc	13,950	256,095
Credicorp Capital Peru SAA (a)	112	77
Credit Suisse Group AG	153,342	2,052,359
Daewoo Securities Company Limited	41,552	267,647
Daiwa Securities Group Incorporated	262,000	1,546,531
Deutsche Bank AG	127,306	2,188,703
Dundee Corporation Class A †	3,983	14,513
E*TRADE Financial Corporation †	172,100	4,037,466
Egyptian Financial Group-Hermes Holding Company †	57,952	52,473
Federated Investors Incorporated Class B	129,614	3,391,998
Financial Engines Incorporated «	74,023	1,806,161
Financiere de Tubize «	2,881	173,638
GAM Holding AG	21,185	302,693
GIMV NV	1,389	67,022
Grupo BTG Pactual	71,900	354,527
Guoco Group Limited	14,000	146,528
Haitong Securities Company Limited H Shares	1,127,600	1,639,408
Hargreaves Lansdown plc	24,237	415,505
Henderson Group plc	106,112	344,509
Hyundai Securities Company Limited	27,692	144,298
ICAP plc	54,134	325,917
Ichiyoshi Securities Company Limited	7,400	69,411
IGM Financial Incorporated	10,400	276,027
Intermediate Capital Group plc	35,724	285,895
Investec plc	47,156	308,792
IOOF Holdings Limited	40,299	239,497
JAFCO Company Limited	5,300	146,000
Janus Capital Group Incorporated	200,996	2,598,878
Julius Baer Group Limited	19,658	784,347
Jupiter Fund Management plc	46,400	256,744
Kabu.com Securities Company Limited	18,800	56,490
Kingston Financial Group Limited «†	1,024,000	324,752
Korea Investment Holdings Company Limited	9,034	303,127
Kyokuto Securities Company Limited	4,800	57,181
Lazard Limited	180,628	6,354,493
Legg Mason Incorporated	150,000	4,284,000
LPL Financial Holdings Incorporated «	114,791	2,322,222
Macquarie Group Limited	50,620	2,312,572
Man Group plc	173,995	371,031
Matsui Securities Company Limited	17,400	147,850
Mediobanca SpA	44,444	300,339
Mercantile Investment Company Limited †	5,857	563

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	35

Security name	Shares	Value

Capital Markets (continued)
Mirae Asset Securities Company Limited	14,204	$227,198
Monex Beans Holdings Incorporated	39,100	100,121
NH Investment & Securities Company Class C	32,427	256,279
Nihon M&A Center Incorporated	5,400	255,549
Nomura Holdings Incorporated	529,100	2,235,849
Northern Trust Corporation	131,700	7,820,346
NorthStar Asset Management Group Incorporated	266,699	2,915,020
Okasan Holdings Incorporated	33,000	156,698
Partners Group Holding AG	1,488	538,598
Perpetual Trustees Australia Limited	7,563	223,035
Pioneers Holding †	11,002	9,508
Platinum Asset Management Limited	43,875	185,415
Rathbone Brothers	6,015	187,951
Ratos AB Class B	21,869	117,560
Raymond James Financial Incorporated	76,607	3,358,451
Reinet Investments SCA	1,457	27,912
Samsung Securities Company Limited	13,029	411,181
SBI Holdings Incorporated	33,816	308,400
Schroders plc	11,497	415,932
Schroders plc - Non-Voting	4,395	122,571
State Street Corporation	47,700	2,613,006
Stifel Financial Corporation †	97,570	2,825,627
T. Rowe Price Group Incorporated	45,400	3,137,594
The Charles Schwab Corporation	214,500	5,373,225
Tokai Tokyo Securities Company Limited	40,900	198,862
Tullett Prebon plc	11,401	54,956
UBS Group AG	326,047	4,981,014
UOB-Kay Hian Holdings Limited	52,955	50,093
Value Partners Group Limited	67,000	56,211
Virtus Investment Partners Incorporated	1	92
Vontobel Holdings AG	3,142	136,723
Waterland Financial Holdings	701,197	155,286
WisdomTree Investments Incorporated «	147,600	1,749,060
Yuanta Financial Holding Company Limited	3,225,425	1,032,104
Yuanta Securities Korea Company Limited †	7,124	19,393

		104,839,740

Consumer Finance: 0.34%
Acom Company Limited †	65,700	292,715
Aeon Financial Service Company Limited	16,900	377,634
Aiful Corporation †	54,100	150,885
Bajaj Finance Limited	7,201	624,003
Capital One Financial Corporation	63,800	4,193,574
Credit Saison Company Limited	25,526	432,199
Discover Financial Services	51,226	2,377,911
Hitachi Capital Corporation	8,400	180,224
Hong Leong Singapore Finance Limited	46,000	72,612
International Personal Finance plc	23,636	87,785
J Trust Company Limited	11,400	82,349

36	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Consumer Finance (continued)
Jaccs Company Limited	22,000	$81,874
LendingClub Corporation «†	292,015	2,549,291
Mahindra & Mahindra Financial Services Limited	51,709	156,088
Navient Corporation	504,315	5,461,731
Orient Corporation †	93,000	163,863
Portfolio Recovery Associates Incorporated †	61,924	1,510,946
Provident Financial plc	12,082	543,673
Samsung Card Company Limited	9,337	270,013
Santander Consumer USA Holdings Incorporated †	55,356	567,399
Shriram Transport Finance Company Limited	46,998	554,107
SLM Corporation †	579,800	3,386,032
Synchrony Financial †	96,913	2,611,805

		26,728,713

Diversified Financial Services: 0.92%
Ackermans & Van Haaren NV	2,400	316,371
ASX Limited	5,334	159,627
Ayala Corporation	69,362	1,004,912
Bajaj Auto Limited	5,564	109,637
Banca Mediolanum SpA	18,176	128,523
BM&F Bovespa SA	566,694	1,639,871
Bolsas y Mercados Espanoles «	6,793	213,068
Bursa Malaysia Bhd	59,100	120,938
CBOE Holdings Incorporated	49,200	3,075,000
Century Leasing System Incorporated	8,000	272,941
Chailease Holding Company Limited	274,560	453,897
Challenger Financial Services Group Limited	104,111	556,905
Corporation Financiera Alba	1,616	57,134
D.Carnegie & Company AB †	1	8
Deutsche Boerse AG	18,044	1,483,561
ECM Libra Bhd †(a)	46,763	0
Element Financial Corporation	24,304	257,410
Eurazeo	3,667	214,789
Euronext NV 144A	10,368	398,092
Exor SpA	5,847	192,730
FactSet Research Systems Incorporated	24,641	3,708,224
First Pacific Company Limited	479,650	330,557
FirstRand Limited	996,648	2,768,750
FNFV Group	106,381	1,081,895
Fubon Financial Holding Company Limited	2,259,579	2,660,390
Fuyo General Lease Company Limited	4,100	173,947
Goldin Financial Holdings Limited «†	440,000	425,277
Groupe Bruxelles Lambert SA	7,755	591,661
GT Capital Holdings Incorporated	19,520	536,024
Haci Omer Sabanci Holding AS	362,072	1,062,263
Hankook Tire Worldwide Company Limited	3,596	58,420
Hong Kong Exchanges & Clearing Limited	180,699	3,921,351
IBJ Leasing Company Limited	6,500	113,819
IG Group Holdings plc	37,974	400,316

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	37

Security name	Shares	Value

Diversified Financial Services (continued)
Industrivarden AB Class A	18,200	$311,654
Industrivarden AB Class C	13,675	210,436
Intercontinental Exchange Incorporated	22,004	5,247,074
Investment AB Kinnevik Class B	21,989	545,583
Investor AB Class A	17,400	566,455
Investor AB Class B	40,618	1,345,553
Japan Exchange Group Incorporated	82,200	1,273,240
Japan Securities Finance Company Limited	17,700	73,585
Legend Holdings Corporation H Shares †	153,800	399,494
London Stock Exchange Group plc	29,389	1,088,821
Lundbergforetagen AB Class B	5,095	256,656
MarketAxess Holdings Incorporated	52,400	6,207,304
Markit Limited †	8,170	227,289
Metro Pacific Investments Corporation	2,050,000	250,079
Mitsubishi UFJ Lease & Finance Company Limited	85,100	367,061
Moody’s Corporation	105,196	9,341,405
Onex Corporation	8,400	494,191
ORIX Corporation	198,300	2,595,927
Pargesa Holding SA	2,020	118,805
Power Finance Corporation Limited	84,672	191,413
PSG Group Limited	28,452	311,415
Remgro Limited	146,437	2,217,682
Ricoh Leasing Company Limited	2,300	64,940
RMB Holdings Limited	252,615	906,335
Rural Electrification Corporation Limited	147,918	336,952
Singapore Exchange Limited	152,000	784,698
SNS REAAL NV «†(a)	4,259	0
Sofina SA	2,215	223,482
The NASDAQ OMX Group Incorporated	68,500	4,335,365
TMX Group Limited	2,056	61,315
Voya Financial Incorporated	133,994	3,934,064
Wendel	3,495	332,394
Zenkoku Hosho Company Limited	9,000	268,367

		73,377,342

Insurance: 4.34%
Admiral Group plc	19,943	478,892
Aegon NV	131,530	658,557
AFLAC Incorporated	51,200	3,047,424
Ageas NV	24,124	890,075
AIA Group Limited	1,929,000	9,848,156
Alleghany Corporation †	9,500	4,407,810
Allianz AG	42,233	6,264,293
Allianz AG ADR	5	74
Allied World Assurance Company	123,434	3,998,027
American Financial Group Incorporated	41,248	2,766,916
American International Group Incorporated	150,045	7,532,259
AMP Limited	475,526	1,799,901
AmTrust Financial Services Incorporated	112,600	2,753,070

38	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Insurance (continued)
Arch Capital Group Limited †	71,466	$4,855,400
Arthur J. Gallagher & Company	107,393	4,279,611
Aspen Insurance Holdings Limited	82,724	3,696,936
Assicurazioni Generali SpA	129,712	1,797,951
Assurant Incorporated	38,599	2,744,389
Assured Guaranty Limited	196,684	4,879,730
Aviva plc	368,601	2,236,523
AXA SA	176,076	3,871,299
Axis Capital Holdings Limited	56,222	3,019,684
Bajaj Finserv Limited	7,957	187,284
Baloise Holding AG	4,595	578,000
BB Seguridade Participacoes SA	221,952	1,333,188
Beazley plc	46,327	230,729
Brown & Brown Incorporated	162,855	5,261,845
Cathay Financial Holding Company Limited	2,622,719	2,920,695
China Insurance International Holdings Company Limited †	415,000	799,966
China Life Insurance Company - Taiwan Exchange	1,220,770	842,163
China Life Insurance Company H Shares	2,257,000	4,918,225
China Pacific Insurance Group Company Limited H Shares	836,200	2,707,203
Chubb Limited	55,890	6,456,972
Cincinnati Financial Corporation	86,934	5,489,013
CNO Financial Group Incorporated	258,800	4,510,884
CNP Assurances	18,792	277,905
Dai-Ichi Mutual Life Insurance Company Limited	176,400	2,135,174
Delta Lloyd NV	14,876	92,777
Direct Line Insurance Group plc	130,127	700,803
Discovery Holdings Limited	134,499	964,599
Dongbu Insurance Company Limited	5,940	323,998
E-L Financial Corporation Limited	200	96,074
Endurance Specialty Holdings Limited	82,278	5,123,451
Erie Indemnity Company Class A	33,700	3,168,137
Euler Hermes SA	1,281	106,327
Everest Reinsurance Group Limited	25,843	4,810,158
Fairfax Financial Holdings Limited «	1,900	1,004,472
First American Financial Corporation	151,379	5,605,564
FNF Group	165,023	5,442,459
Genworth Financial Incorporated Class A †	677,234	1,435,736
Gjensidige Forsikring ASA	20,511	322,068
Great Eastern Holdings Limited	10,000	149,502
Great-West Lifeco Incorporated «	23,800	615,669
Grupo Catalana Occidente SA	4,581	132,677
Hannover Rueckversicherung AG	5,268	540,652
Hanwha Life Insurance Company Limited	51,670	255,754
Helvetia Holding AG	513	271,034
Hiscox Limited	26,391	355,544
Hyundai Marine & Fire Insurance Company Limited	14,670	365,042
Industrial Alliance Insurance & Financial Services Incorporated	9,339	251,042
Insurance Australia Group Limited	382,174	1,405,539
Intact Financial Corporation	12,815	797,978
Japan Post Holdings Company Limited †	75,385	960,039

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	39

Security name	Shares	Value

Insurance (continued)
Japan Post Insurance Company Limited	10,000	$219,123
Jardine Lloyd Thompson Group plc	11,879	131,692
KB Insurance Company Limited	12,020	313,979
Kemper Corporation	66,180	1,778,918
Korea Reinsurance Company	11,222	118,164
Lancashire Holdings Limited	19,049	156,200
Legal & General Group plc	564,612	1,775,886
Liberty Holdings Limited	27,424	212,593
Lincoln National Corporation	149,953	5,477,783
Loews Corporation	167,900	6,103,165
Manulife Financial Corporation	175,200	2,345,064
Mapfre SA	59,378	115,606
Markel Corporation †	8,499	7,281,178
Medibank Private Limited	441,394	792,321
Mercury General Corporation	49,622	2,609,125
Meritz Fire & Marine Insurance Company Limited	13,130	166,946
MetLife Incorporated	133,845	5,294,908
MMI Holdings Limited	225,444	330,959
MPHB Capital Bhd †	85	30
MS&AD Insurance Group Holdings Incorporated	78,700	2,141,102
Muenchener Rueckversicherungs Gesellschaft AG	13,431	2,636,450
New China Life Insurance Company Limited H Shares	243,100	703,396
NIB Holdings Limited	69,823	179,174
NN Group NV	14,871	458,075
Old Mutual plc	447,204	1,052,575
Old Republic International Corporation	338,485	6,025,033
PartnerRe Limited	29,357	4,117,906
People’s Insurance Company Group of China Limited H Shares	2,502,000	904,588
Phoenix Group Holdings	18,917	222,828
PICC Property & Casualty Company Limited H Shares	1,448,435	2,187,041
Ping An Insurance (Group) Company of China Limited H Shares	1,525,000	6,453,511
Poste Italiane SpA †	42,438	283,420
Power Corporation of Canada	32,500	706,208
Power Financial Corporation «	24,500	570,942
Powszechny Zaklad Ubezpieczen SA	182,060	1,570,329
Primerica Incorporated	63,312	2,671,133
Principal Financial Group Incorporated	164,993	6,238,385
ProAssurance Corporation	73,298	3,614,324
Prudential Financial Incorporated	52,362	3,460,605
Prudential plc	237,335	4,132,995
QBE Insurance Group Limited	216,170	1,624,435
Rand Merchant Investment Holdings Limited	276,245	686,070
Reinsurance Group of America Incorporated	38,339	3,454,344
RenaissanceRe Holdings Limited	61,085	6,914,822
RLI Corporation	53,070	3,331,204
RSA Insurance Group plc	97,743	590,067
Sampo Oyj Class A	45,762	2,058,517
Samsung Fire & Marine Insurance Company Limited	5,879	1,443,875
Samsung Life Insurance Company	19,217	1,742,494
Sanlam Limited	488,659	1,642,135

40	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Insurance (continued)
Santam Limited	1	$13
SCOR SE	17,098	597,999
Shin Kong Financial Holding Company Limited	3,485,718	655,142
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	13,896
Sompo Japan Nipponkoa Holdings Incorporated	61,200	1,760,632
Sony Financial Holdings Incorporated	27,600	384,780
St. James’s Place plc	47,271	561,556
Standard Life plc	184,742	852,749
Storebrand ASA †	21,988	86,368
Sun Life Financial Incorporated	57,400	1,711,394
Suncorp Group Limited	209,986	1,673,469
Swiss Life Holding AG	2,683	653,352
Swiss Reinsurance AG	32,594	2,888,999
T&D Holdings Incorporated	102,100	1,007,226
The Allstate Corporation	46,427	2,946,257
The Hanover Insurance Group Incorporated	60,159	4,990,189
The Hartford Financial Services Group Incorporated	248,245	10,456,079
The Progressive Corporation	354,285	11,308,777
The Travelers Companies Incorporated	36,490	3,923,405
Tokio Marine Holdings Incorporated	111,400	3,883,626
Tong Yang Life Insurance Company	13,010	109,042
Topdanmark AS †	12,150	280,319
Torchmark Corporation	66,931	3,428,206
Tryg A/S	10,915	199,177
Unipol Gruppo Finanziario SpA	73,717	272,355
UnipolSai SpA	197,970	406,472
Unum Group	144,353	4,118,391
Validus Holdings Limited	114,047	5,121,851
Vienna Insurance Group AG	4,394	102,184
W.R. Berkley Corporation	56,812	2,925,818
Willis Towers Watson plc	83,325	9,442,389
XL Group plc	176,938	6,083,128
Zurich Insurance Group AG	13,809	2,924,897

		344,585,078

Real Estate Management & Development: 0.89%
Aeon Mall Company Limited	17,100	242,381
Africa Israel Investments Limited †	1,061	461
Aldar Properties PJSC	857,106	580,729
Ascendas India Trust	83,000	51,949
Atrium European Real Estate Limited	10,857	37,110
Ayala Land Incorporated	1,588,900	1,095,462
Brookfield Asset Management Incorporated Class A «	79,275	2,433,327
Bukit Sembawang Estates Limited	28,000	84,576
Buwog AG	5,071	104,583
C C Land Holdings Limited	511	163
CA Immobilien Anlagen AG	3,951	67,072
Capital & Counties Properties plc	89,133	398,718
CapitaLand Limited	485,500	1,028,213

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	41

Security name	Shares	Value

Real Estate Management & Development (continued)
Castellum AB	18,738	$282,926
Cathay Real Estate Development Company Limited	260,000	106,086
Central Pattana PCL	354,500	462,651
Cheung Kong Property Holding Limited	450,296	2,302,125
China Overseas Land & Investment Limited	1,286,480	3,818,427
China Resources Land Limited	808,888	1,929,120
China Vanke Company Limited H Shares	359,280	809,089
Chinese Estates Holdings Limited	69,696	152,843
City Developments Limited	83,000	420,016
Colliers International Group	2,138	73,479
Country Garden Holdings Company Limited	2,973,580	1,081,690
Daibiru Corporation	10,800	89,723
Daikyo Incorporated	67,000	106,227
Daito Trust Construction Company Limited	11,700	1,584,637
Daiwa House Industry Company Limited	98,100	2,684,666
Deutsche Euroshop AG	4,842	204,094
Deutsche Wohnen AG	27,669	730,441
DLF Limited	85,755	111,280
Dream Unlimited Class A †	3,983	22,579
Elbit Imaging Limited †	40	27
Emaar Properties PJSC	1,168,710	1,859,350
Emperor International Holdings Limited	200,000	31,118
Evergrande Real Estate Group Limited «	1,557,000	1,016,108
Fabege AB	13,162	203,577
Far East Consortium International Limited	155,987	44,131
Farglory Land Development Company Limited	52,252	53,476
First Capital Realty Incorporated	7,489	108,488
FirstService Corporation	2,138	83,355
Future Mall Management Limited †	504	162
Gazit Globe Limited	4,376	34,284
Global Logistic Properties Limited	470,000	590,933
Goldcrest Company Limited	3,340	46,575
Goldin Properties Holdings Limited «†	326,000	147,459
Grainger plc	37,054	111,352
Great Eagle Holdings Limited	70,196	204,422
Guocoland Limited	42,554	52,058
Hang Lung Group Limited	147,000	382,586
Hang Lung Properties Limited	439,000	770,288
Heiwa Real Estate Company Limited	10,100	110,446
Heliopolis Housing	1,417	7,322
Henderson Land Development Company Limited	155,012	836,961
Highwealth Construction Corporation	269,880	265,775
HKR International Limited	125,600	54,721
Hong Kong Land Holdings Limited	217,000	1,273,386
Hufvudstaden AB Class A	14,497	211,142
Hulic Company Limited	62,900	557,775
Hysan Development Company Limited	117,533	465,278
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG †	101,423	206,284
Immofinanz AG Interim Shares †(a)	19,870	0

42	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Real Estate Management & Development (continued)
IOI Properties Group Bhd	502,600	$244,891
Jones Lang LaSalle Incorporated	26,455	2,700,262
K Wah International Holdings Limited	169,116	59,772
Kenedix Incorporated	44,000	182,067
Kerry Properties Limited	145,053	340,220
Kowloon Development Company Limited	45,000	33,538
Kungsleden	25,316	169,523
Land & Houses PCL	456,840	108,280
LEG Immobilien AG	4,572	373,685
Lend Lease Corporation Limited	85,652	793,981
Leopalace21 Corporation †	45,200	262,256
Longfor Properties Company Limited	306,000	375,587
Medinet Nasr Housing †	10,023	23,604
Megaworld Corporation	2,758,000	208,656
Midland Holdings Limited †	56,000	19,301
Mitsubishi Estate Company Limited	204,189	3,793,086
Mitsui Fudosan Company Limited	146,000	3,392,654
Mobimo Holding AG	799	176,368
New World China Land Limited	526,000	501,637
New World Development Limited	736,193	616,978
Nexity SA	1,566	72,292
Nomura Real Estate Holding Incorporated	20,000	357,982
NTT Urban Development Corporation	20,600	200,934
Palm Hills Developments SAE †	75,415	21,960
Prelios SpA †	1,105	138
PSP Swiss Property AG	3,653	311,041
PT Bumi Serpong Damai Tbk	2,777,000	349,409
PT Lippo Karawaci Terbuka Tbk	4,995,500	382,777
Radium Life Tech Company Limited	1,634	504
Realogy Holdings Corporation †	87,031	2,782,381
Red Star Macalline Group Corporation H shares †	459,000	386,346
Relo Holdings Incorporated	2,000	245,153
Robinsons Land Company	372,100	205,246
Ruentex Development Company Limited	202,996	274,461
Savills plc	10,369	94,466
Shimao Property Holding Limited	283,500	366,384
Shree Precoated Steels Limited †	3,781	152
Sinarmas Land Limited	85,000	24,473
Sino Land Company	670,463	930,340
Sino-Ocean Land Holdings Limited	1,039,500	454,146
SM Prime Holdings Incorporated	3,478,354	1,512,896
SP Setia Bhd	251,138	179,171
Sumitomo Real Estate Sales Company Limited	4,700	86,059
Sumitomo Realty & Development Company Limited	71,000	1,952,385
Sun Hung Kai Properties Limited	247,284	2,772,133
Swire Pacific Limited Class A	97,500	952,278
Swire Pacific Limited Class B	195,000	352,806
Swire Properties Limited	200,183	514,378
Swiss Prime Site AG	5,716	476,773
Talaat Moustafa Group	108,625	67,311

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	43

Security name	Shares	Value

Real Estate Management & Development (continued)
The Howard Hughes Corporation †	20,246	$1,878,626
The RMR Group Incorporated Class A †	7,013	158,213
Tian An China Investment	224,097	110,990
TOC Company Limited	13,900	108,165
Tokyo Tatemono Company Limited	34,500	398,220
Tokyu Fudosan Holdings Corporation	83,200	526,003
UEM Land Holdings Bhd	413,675	96,833
United Industrial Corporation Limited	64,177	131,449
United Overseas Land Limited	106,331	427,907
Vonovia SE	40,491	1,257,604
Wharf Holdings Limited	203,500	1,020,795
Wheelock & Company Limited	145,000	572,261
Wheelock Properties (Singapore) Limited	39,000	38,810
Wing Tai Holdings Limited	88,730	98,404

		70,353,083

REITs: 5.72%
Abacus Property Group	40,905	84,464
Activia Properties Incorporated	88	472,683
Advance Residence Investment Corporation	206	496,430
Aeon REIT Investment Corporation «	168	190,689
Alexandria Real Estate Equities Incorporated	42,000	3,324,720
Allied Properties REIT	9,500	221,596
American Campus Communities Incorporated	156,400	6,845,628
American Capital Agency Corporation	202,200	3,653,754
American Homes 4 Rent Class A	212,324	2,972,536
American Tower Corporation	78,489	7,236,686
Annaly Capital Management Incorporated	554,553	5,617,622
Apartment Investment & Management Company Class A	90,337	3,307,238
Apple Hospitality REIT Incorporated «	217,315	4,131,158
Argosy Property Trust	142,120	106,167
Ascendas REIT	362,087	622,982
AvalonBay Communities Incorporated	24,900	4,273,836
Befimmo S.C.A. Sicafi	1,044	58,280
Blackstone Mortgage Trust Incorporated Class A	126,700	3,134,558
Boardwalk REIT	1,855	67,866
Boston Properties Incorporated	27,189	3,103,352
Brandywine Realty Trust	229,394	2,823,840
British Land Company plc	96,327	878,960
Brixmor Property Group Incorporated	104,500	2,448,435
Bunnings Warehouse Property Trust	74,476	171,823
Camden Property Trust	53,400	3,991,116
Canadian Apartment Properties	5,440	115,273
Canadian REIT	4,006	122,993
CapitaCommerical Trust	360,464	366,467
CapitaMall Trust	468,636	729,317
Care Capital Properties Incorporated	112,507	2,982,561
Cathay No.1 REIT	400,000	204,227
CBL & Associates Properties Incorporated	206,668	2,382,882

44	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

REITs (continued)
CDL Hospitality Trusts	121,000	$110,164
Champion REIT	571,653	277,768
Charter Hall Group	46,118	144,709
Charter Hall Retail REIT	61,163	187,690
Chimera Investment Corporation	263,098	3,428,167
Cofinimmo SA	2,555	280,192
Colony Financial Incorporated Class A	152,727	2,504,723
Columbia Property Trust Incorporated	170,235	3,450,663
Comforia Residential REIT Incorporated	72	145,443
Cominar REIT	20,000	225,868
Communications Sales & Leasing Incorporated	164,076	3,092,833
Corporate Office Properties Trust	128,600	3,009,240
Corrections Corporation of America	159,400	4,611,442
Cousins Properties Incorporated	280,487	2,429,017
Cromwell Group	285,800	206,746
Crown Castle International Corporation	61,849	5,349,939
CubeSmart REIT	240,149	7,180,455
CYS Investments Incorporated	209,539	1,642,786
Daiwa House REIT Investment Corporation	57	229,846
Daiwa House Residential Investment Corporation	99	206,204
Daiwa Office Investment Corporation	41	263,134
DCT Industrial Trust Incorporated	120,105	4,346,600
DDR Corporation	174,660	2,922,062
Derwent Valley Holdings plc	8,152	342,484
Dexus Property Group	143,410	768,497
DiamondRock Hospitality	273,381	2,433,091
Douglas Emmett Incorporated	194,055	5,208,436
Duke Realty Corporation	201,178	4,160,361
DuPont Fabros Technology Incorporated	88,900	3,169,285
Emlak Konut Gayrimenkul Yati	469,570	407,368
EPR Properties	83,174	5,175,918
Equinix Incorporated	770	233,841
Equinix Incorporated	41,147	12,495,932
Equity Commonwealth †	175,873	4,683,498
Equity Lifestyle Properties Incorporated	112,550	7,896,508
Equity Residential	42,500	3,165,825
Essex Property Trust Incorporated	40,409	8,456,796
Eurocommercial Properties NV	3,299	138,047
Extra Space Storage Incorporated	75,500	6,202,325
Federal Realty Investment Trust	42,501	6,292,698
Fibra Uno Administracion SAB de CV	718,045	1,498,666
Fonciere des Regions	3,503	287,120
Fortune REIT	246,000	258,707
Four Corners Property Trust Incorporated	53,580	879,248
Frontier Real Estate Investment Corporation	73	333,828
Fukuoka REIT Corporation	100	172,114
Gaming and Leisure Properties Incorporated	124,900	3,271,131
Gecina SA	2,316	286,478
General Growth Properties Incorporated	75,100	2,066,752
Geo Group Incorporated	101,695	2,953,223

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	45

Security name	Shares	Value

REITs (continued)
Global One Real Estate Investment Corporation	36	$147,016
GLP J-REIT	383	408,037
Goodman Group	252,674	1,165,817
Goodman Property Trust	181,257	150,272
GPT Group	275,271	963,981
Granite Real Estate Investment Trust	4,243	119,952
Great Portland Estates plc	28,410	274,843
Growthpoint Properties Limited	698,432	1,062,854
H&R REIT	11,358	157,652
Hammerson plc	65,021	494,408
Hankyu REIT Incorporated	115	138,586
Hatteras Financial Corporation	118,498	1,629,348
HCP Incorporated	54,204	1,603,354
Healthcare Realty Trust Incorporated	136,675	3,964,942
Healthcare Trust of America Incorporated Class A	176,833	4,917,726
Heiwa Real Estate REIT Incorporated	149	122,060
Hospitality Properties Trust	210,921	5,121,162
Host Hotels & Resorts Incorporated	451,800	6,917,058
Hulic REIT Incorporated	121	194,819
ICADE	3,119	217,171
Ichigo Real Estate Investment Corporation	189	141,396
Industrial & Infrastructure Fund Investment Corporation	64	300,613
Intu Properties plc	88,750	368,682
Invesco Mortgage Capital Incorporated	167,878	1,898,700
Investa Office Fund	109,870	310,396
Invincible Investment Corporation	360	236,723
Iron Mountain Incorporated	118,225	3,473,451
Japan Excellent Incorporated	231	317,690
Japan Hotel REIT Investment Corporation	503	439,019
Japan Logistics Fund Incorporated	129	279,887
Japan Prime Realty Investment Corporation	128	525,724
Japan Real Estate Investment Corporation	203	1,225,160
Japan Rental Housing Investment Incorporated	139	111,854
Japan Retail Fund Investment Corporation	385	877,616
Kenedix Realty Investment	52	301,945
Kenedix Residential Investment Corporation	43	113,477
Keppel REIT	206,614	138,018
Kilroy Realty Corporation	54,895	2,979,152
Kimco Realty Corporation	250,480	6,700,340
Kite Realty Group Trust	113,500	3,055,420
Kiwi Property Group Limited	201,240	180,889
KLCC Property Holdings Bhd	105,300	175,291
Klepierre	21,292	886,541
Lamar Advertising Company Class A	50,638	2,892,949
Land Securities Group plc	74,578	1,042,104
LaSalle Hotel Properties	154,152	3,753,601
Lexington Corporate Properties Trust	289,858	2,243,501
Liberty Property Trust	205,732	5,941,540
Link REIT	358,655	2,021,235
Mack-Cali Realty Corporation	124,334	2,474,247

46	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

REITs (continued)
Mapletree Industrial Trust	180,600	$198,381
Mapletree Logistics Trust	301,210	208,751
MCUBS MidCity Investment Corporation	33	101,903
Merlin Properties Socimi SA	44,472	464,291
MFA Mortgage Investments Incorporated	504,566	3,436,094
Mirvac Group	619,201	806,040
Mori Hills REIT Corporation	189	284,635
Mori Trust Sogo REIT Incorporated	165	295,044
National Retail Properties Incorporated	189,554	8,336,585
New Residential Investment Corporation	314,000	3,676,940
Nippon Accommodations Fund Incorporated	76	278,485
Nippon Building Fund Incorporated	208	1,233,635
Nippon Prologis REIT Incorporated	255	540,994
NIPPON REIT Investment Corporation	47	115,649
Nomura Real Estate Master Fund Incorporated	558	775,057
NorthStar Realty Europe Corporation	86,405	843,313
NorthStar Realty Finance Corporation	263,028	3,285,220
Omega Healthcare Investors Incorporated	99,774	3,198,754
ORIX JREIT Incorporated	355	539,654
Outfront Media Incorporated	187,320	3,830,694
Paramount Group Incorporated	227,900	3,445,848
Parkway Life REIT	64,000	107,377
Pebblebrook Hotel Trust	97,940	2,660,050
Piedmont Office Realty Trust Incorporated Class A	202,500	3,719,925
Post Properties Incorporated	76,046	4,238,044
Potlatch Corporation	49,922	1,319,938
Precinct Properties New Zealand Limited	145,054	118,439
Premier Investment Corporation «	215	270,377
Public Storage Incorporated	26,697	6,660,635
Rayonier Incorporated	172,300	3,761,309
Realty Income Corporation «	151,262	8,854,877
Redefine Properties Limited	1,288,919	832,839
Redwood Trust Incorporated	101,434	1,206,050
Regency Centers Corporation	54,583	3,852,468
Resilient REIT Limited	102,685	795,553
Retail Properties of America Incorporated Class A	330,263	4,851,563
RioCan REIT	14,088	266,974
RLJ Lodging Trust	164,591	3,451,473
Scentre Group	843,224	2,621,733
Segro plc	78,987	455,018
Sekisui House SI Investment Corporation	125	130,169
Senior Housing Properties Trust	330,589	5,160,494
Shaftesbury plc	24,082	286,823
Shopping Centres Australasia Property Group	117,209	189,394
SIA REIT Incorporated	14	52,669
Simon Property Group Incorporated	57,286	10,868,873
Smart REIT	5,367	127,650
Sovran Self Storage Incorporated	50,868	5,414,390
Spirit Realty Capital Incorporated	614,398	6,567,915
Starhill Global REIT	254,000	134,559

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	47

Security name	Shares	Value

REITs (continued)
Starwood Property Trust Incorporated	136,400	$2,392,456
Stockland Australia	394,290	1,170,156
Sunstone Hotel Investors Incorporated	293,050	3,780,345
Suntec REIT	384,000	455,757
Taubman Centers Incorporated	84,673	5,996,542
Tokyu REIT Incorporated	182	262,555
Top REIT Incorporated	29	111,951
Two Harbors Investment Corporation	506,786	3,927,592
UDR Incorporated	154,500	5,303,985
Unibail-Rodamco SE	8,909	2,216,579
United Urban Investment Corporation	405	636,759
Urban Edge Properties REIT	125,824	3,060,040
Vastned Retail NV	1,059	45,260
VEREIT Incorporated	529,001	4,242,588
Vicinity Centres	633,196	1,401,870
Washington Real Estate Investment Trust	92,675	2,397,502
Weingarten Realty Investors	158,700	5,591,001
Welltower Incorporated	41,258	2,631,435
Wereldhave NV	4,146	210,142
Westfield Corporation	311,997	2,218,935
Weyerhaeuser Company	471,434	12,247,855
WP Carey Incorporated	56,142	3,182,690
WP Glimcher Incorporated	252,569	2,182,196
Xenia Hotels & Resorts Incorporated	152,300	2,333,236
Yuexiu Real Estate Investment Trust	325,000	170,081

		454,845,279

Thrifts & Mortgage Finance: 0.26%
Capitol Federal Financial Incorporated	173,515	2,181,084
Genworth Mortgage Insurance Canada Incorporated	2,068	41,895
Home Capital Group Incorporated «	4,758	119,565
Housing Development Finance Corporation Limited	476,930	7,398,341
Indiabulls Housing Finance Limited	89,088	748,126
MGIC Investment Corporation †	462,474	3,163,322
New York Community Bancorp Incorporated	293,938	4,447,282
Paragon Group of Companies plc	26,738	116,777
Washington Federal Incorporated	128,209	2,716,749

		20,933,141

Health Care: 10.59%

Biotechnology: 2.32%
3-D Matrix Limited †	3,100	19,863
AbbVie Incorporated	198,257	10,826,815
ACADIA Pharmaceuticals Incorporated †	123,481	2,131,282
Actelion Limited	11,077	1,534,377
Agios Pharmaceuticals Incorporated «†	33,600	1,288,560
Alexion Pharmaceuticals Incorporated †	40,508	5,703,526
Alkermes plc †	88,400	2,852,668
Alnylam Pharmaceuticals Incorporated †	103,619	6,068,965

48	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Biotechnology (continued)
Amgen Incorporated	91,500	$13,018,620
Anacor Pharmaceuticals Incorporated †	61,999	3,954,296
Baxalta Incorporated	61,329	2,362,393
Biogen Incorporated †	41,307	10,715,862
BioMarin Pharmaceutical Incorporated †	98,649	8,076,394
bluebird bio Incorporated †	51,535	2,381,948
Celgene Corporation †	145,624	14,683,268
Cepheid Incorporated †	101,654	3,017,091
CK Life Sciences International Holdings Incorporated	702,000	54,148
Clovis Oncology Incorporated †	42,600	793,212
CSL Limited	70,561	5,159,781
Dyax Corporation (a)	188,200	0
Genmab AS †	5,982	731,314
Gilead Sciences Incorporated	267,100	23,304,475
Green Cross Corporation	1,207	177,347
Grifols SA	28,508	621,472
Incyte Corporation †	103,480	7,605,780
Intercept Pharmaceuticals Incorporated †	24,274	2,703,638
Intrexon Corporation «	63,400	1,962,230
Ionis Pharmaceuticals Incorporated †	168,778	5,832,968
Juno Therapeutics Incorporated «†	97,016	3,412,053
Karo Bio AB «†	85,948	275,798
Kite Pharma Incorporated «†	59,112	2,643,489
Medivation Incorporated †	100,086	3,580,076
Medy-Tox Incorporated	1,142	410,011
Mesoblast Limited «†	31,890	43,498
Myriad Genetics Incorporated «†	98,000	3,430,000
NanoCarrier Company Limited †	6,400	53,587
Neurocrine Biosciences Incorporated †	111,400	4,097,292
Novavax Incorporated «†	344,800	1,503,328
OBI Pharma Incorporated †	50,000	690,846
OPKO Health Incorporated «†	447,727	4,163,861
Portola Pharmaceuticals Incorporated †	78,448	2,209,880
Puma Biotechnology Incorporated «†	27,884	1,248,646
Radius Health Incorporated «†	43,500	1,274,550
Regeneron Pharmaceuticals Incorporated †	14,113	5,419,674
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	62,400	1,883,856
Sirtex Medical Limited	15,755	358,438
Swedish Orphan Biovitrum AB †	15,061	181,655
Takara Bio Incorporated	6,300	58,277
Ultragenyx Pharmaceutical Incorporated †	49,656	3,028,519
United Therapeutics Corporation †	27,005	3,292,990
Vertex Pharmaceuticals Incorporated †	43,738	3,739,162

		184,581,779

Health Care Equipment & Supplies: 1.67%
Abbott Laboratories	180,894	7,007,834
Abiomed Incorporated †	54,800	4,384,548

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	49

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology Incorporated †	93,605	$6,180,738
Ansell Limited	26,316	322,551
Asahi Intecc Company Limited	9,200	428,230
Baxter International Incorporated	62,422	2,466,293
bioMerieux SA	1,765	224,607
Biosensors International Group Limited †	247,000	144,001
Boston Scientific Corporation †	815,378	13,845,118
C.R. Bard Incorporated	45,194	8,694,422
Cochlear Limited	10,052	733,747
Coloplast Class B	10,575	799,107
Cooper Companies Incorporated	28,808	4,118,392
DexCom Incorporated †	114,260	7,433,756
DiaSorin SpA	1,623	85,660
Edwards Lifesciences Corporation †	131,982	11,482,434
Elekta AB Class B	35,308	311,944
Essilor International SA Cie Generale d’Optique	17,616	2,092,492
Fisher & Paykel Healthcare Corporation	89,568	517,857
Fukuda Denshi Company Limited	2,200	120,771
Getinge AB Class B	18,499	409,552
GN Store Nord A/S	17,550	351,032
Halyard Health Incorporated †	63,366	1,617,100
Hartalega Holdings Bhd	183,500	213,829
Hogy Medical Company Limited	2,000	97,180
Hoya Corporation	62,400	2,254,935
IDEXX Laboratories Incorporated †	54,374	3,978,002
Intuitive Surgical Incorporated †	6,942	3,908,763
Nagaileben Company Limited	3,800	66,289
Nakanishi Incorporated	4,000	138,911
Nihon Kohden Corporation	13,200	322,651
Nikkiso Company Limited	14,000	101,568
Nipro Corporation	22,400	209,872
NuVasive Incorporated †	69,000	2,884,200
Olympus Corporation	46,200	1,684,520
Paramount Bed Holdings Company Limited	3,500	120,851
ResMed Incorporated	83,251	4,737,814
Sirona Dental Systems Incorporated †(a)	78,581	8,690,558
Smith & Nephew plc	83,542	1,355,712
Sonova Holding AG	4,488	537,451
St. Jude Medical Incorporated	34,745	1,865,459
Straumann Holding AG	989	320,117
Sysmex Corporation	25,000	1,542,001
Teleflex Incorporated	58,490	8,353,542
Terumo Corporation	54,000	1,844,857
Top Glove Corporation Bhd	366,800	490,848
Varian Medical Systems Incorporated †	58,676	4,589,637
West Pharmaceutical Services Incorporated	101,273	6,280,951
William Demant Holding AS †	3,503	304,284
Zimmer Holdings Incorporated	21,800	2,110,458

		132,777,446

50	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Health Care Providers & Services: 2.27%
Acadia Healthcare Company Incorporated †	97,564	$5,406,021
Alfresa Holdings Corporation	34,600	625,947
AmerisourceBergen Corporation	119,500	10,351,090
AmSurg Corporation †	75,800	5,158,190
Anthem Incorporated	30,813	4,026,951
Apollo Hospitals Enterprise Limited	21,420	458,671
AS ONE Corporation	2,400	84,163
Bangkok Chain Hospital PCL	87	24
Bangkok Dusit Medical Services PCL Class F	1,509,100	914,863
Brookdale Senior Living Incorporated †	109,200	1,569,204
Bumrungrad Hospital PCL	107,400	654,106
Cardinal Health Incorporated	38,200	3,120,940
Celesio AG	9,643	266,792
Centene Corporation †	167,464	9,538,749
Chemed Corporation	23,751	3,052,004
Cigna Corporation	47,700	6,659,397
DaVita HealthCare Partners Incorporated †	101,943	6,725,180
Express Scripts Holding Company †	125,316	8,819,740
Fresenius Medical Care AG & Company KGaA	19,133	1,606,420
Fresenius SE & Company KGaA	36,249	2,380,886
Health Net Incorporated †	108,582	6,755,972
Healthscope Limited	321,200	567,264
HealthSouth Corporation	124,400	4,382,612
Henry Schein Incorporated †	50,682	8,385,337
Humana Incorporated	26,428	4,676,963
IHH Healthcare Bhd	615,700	937,094
Korian SA	11,431	315,852
Laboratory Corporation of America Holdings †	61,885	6,797,448
Life Healthcare Group Holdings Limited	241,508	533,550
LifePoint Hospitals Incorporated †	61,156	3,813,688
Magellan Health Services Incorporated †	36,157	2,277,349
McKesson Corporation	41,600	6,473,792
Mediclinic International plc	78,796	915,922
Medipal Holdings Corporation	30,400	465,884
MEDNAX Incorporated †	55,756	3,737,882
Miraca Holdings Incorporated	9,300	400,690
Molina Healthcare Incorporated †	57,500	3,567,300
Netcare Limited	414,008	842,372
Nichii Gakkan Company	7,200	49,356
Orpea	3,644	300,733
Owens & Minor Incorporated	85,600	3,373,496
Patterson Companies Incorporated	116,300	5,052,072
Primary Health Care Limited	92,654	210,534
Quest Diagnostics Incorporated	84,000	5,588,520
Ramsay Health Care Limited	20,419	962,834
Rhoen Klinikum AG	4,591	135,612
Ryman Healthcare Limited	72,433	382,340
Ship Healthcare Holdings Incorporated	6,600	175,169
Sigma Pharmaceuticals Limited	257,710	152,207
Sinopharm Group Company Limited H Shares	367,600	1,343,295

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	51

Security name	Shares	Value

Health Care Providers & Services (continued)
Sonic Healthcare Limited	71,288	$936,550
Suzuken Company Limited	14,800	480,954
Team Health Holdings Incorporated †	102,000	4,546,140
Tenet Healthcare Corporation †	140,045	3,475,917
Toho Pharmaceutical	9,400	194,909
TOKAI Corporation	2,600	69,540
UDG Healthcare plc	34,039	264,319
UnitedHealth Group Incorporated	115,563	13,763,553
Universal Health Services Incorporated Class B	54,200	5,982,054
Vital KSK Holdings Incorporated	9,000	80,580
WellCare Health Plans Incorporated †	62,000	5,571,940

		180,358,933

Health Care Technology: 0.16%
Allscripts Healthcare Solutions Incorporated †	257,300	3,221,396
athenahealth Incorporated †	22,663	2,925,113
Cerner Corporation †	55,424	2,829,949
M3 Incorporated	28,600	680,796
Medidata Solutions Incorporated †	77,800	2,684,100

		12,341,354

Life Sciences Tools & Services: 0.61%
Bio Techne Corporation	52,257	4,485,741
Bio-Rad Laboratories Incorporated Class A †	29,167	3,927,045
Charles River Laboratories International Incorporated †	65,520	4,811,134
Divi’s Laboratories Limited	25,894	359,635
Eurofins Scientific SE	812	288,836
Gerresheimer AG	3,694	262,822
ICON plc ADR †	5,230	372,167
Illumina Incorporated †	27,057	4,065,044
Lonza Group AG	5,820	881,265
Mettler-Toledo International Incorporated †	16,560	5,214,910
Parexel International Corporation †	74,796	4,389,777
QIAGEN NV †	22,655	480,273
Quintiles Transnational Holdings Incorporated †	56,762	3,559,545
Tecan Group AG	803	123,960
Thermo Fisher Scientific Incorporated	74,000	9,560,060
Waters Corporation †	48,665	5,854,886

		48,637,100

Pharmaceuticals: 3.56%
Akorn Incorporated †	112,600	2,994,034
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	73,032	21,187,314
Aspen Pharmacare Holdings Limited	82,217	1,453,042
Astellas Pharma Incorporated	326,800	4,701,957
AstraZeneca plc	115,906	6,590,030
Aurobindo Pharma Limited	73,202	701,530
Bayer AG	76,769	7,958,488

52	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	202,285	$12,527,510
BTG plc †	29,198	252,198
Cadila Healthcare Limited	101,725	467,483
Celltrion Incorporated «†	19,040	1,532,999
China Medical System Holding Limited	329,000	414,542
Chugai Pharmaceutical Company Limited	31,300	927,143
Cipla Limited India	112,548	844,279
Daiichi Sankyo Company Limited	100,900	2,106,647
Dong-A ST Company Limited	1,090	138,795
Dr. Reddys Laboratories Limited	23,358	1,036,046
Eisai Company Limited	44,400	2,736,691
Eli Lilly & Company	118,319	8,518,968
Endo International plc †	127,318	5,323,166
Galenica AG	419	627,970
GlaxoSmithKline Pharmaceuticals Limited	4,235	195,556
GlaxoSmithKline plc	452,021	8,760,190
Glenmark Pharmaceuticals Limited	35,144	377,113
H. Lundbeck AS †	7,172	268,712
Hanmi Pharm Company Limited	750	393,550
Hanmi Science Company Limited	4,294	506,747
Haw Par Corporation Limited	27,500	155,771
Hikma Pharmaceuticals plc	10,618	276,729
Hisamitsu Pharmaceutical Company Incorporated	12,600	550,122
Horizon Pharma plc «†	203,679	3,495,132
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	4,987	512
Indivior plc	61,638	143,859
Innoviva Incorporated «	100,500	1,177,860
Ipsen SA	2,572	148,040
Jazz Pharmaceuticals plc †	36,390	4,424,296
Johnson & Johnson	335,596	35,308,055
Kaken Pharmaceutical Company Limited	6,500	431,495
Kissei Pharmaceutical Company Limited	7,200	167,713
Kyorin Company Limited	8,900	168,763
Kyowa Hakko Kogyo Company Limited	41,000	610,260
Lupin Limited	66,388	1,701,570
Luye Pharma Group Limited †	418,000	335,618
Meda AB Class A	27,508	487,230
Merck & Company Incorporated	338,785	17,010,395
Merck KGaA	12,492	1,058,784
Mitsubishi Tanabe Pharma Corporation	39,100	702,156
Mochida Pharmaceutical Company Limited	2,200	165,482
Mylan NV †	75,136	3,386,380
Nichi-Iko Pharmaceutical Company Limited	10,000	249,616
Nippon Shinyaku Company Limited	9,000	308,486
Novartis AG	248,517	17,701,474
Novo Nordisk AS Class B	176,159	9,069,482
Ono Pharmaceutical Company Limited	15,900	2,944,034
Orion Oyj Class A	3,628	128,893
Orion Oyj Class B	8,702	294,013
Otsuka Holdings Company Limited	83,600	2,954,792

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	53

Security name	Shares	Value

Pharmaceuticals (continued)
Pacira Pharmaceuticals Incorporated †	49,031	$2,550,102
Perrigo Company plc	27,394	3,458,493
Pfizer Incorporated	748,671	22,213,069
Piramal Enterprises Limited	18,361	243,677
PT Kalbe Farma Tbk	7,442,000	723,867
Recordati SpA	6,569	157,950
Roche Holding AG	2,539	642,365
Roche Holding AG Genusschein	65,222	16,723,913
Rohto Pharmaceutical Company Limited	16,300	295,993
Sanofi-Aventis SA	110,160	8,728,884
Santen Pharmaceutical Company Limited	60,900	935,062
Sawai Pharmaceutical Company Limited	5,200	359,313
Seikagaku Corporation	7,900	96,261
Shionogi & Company Limited	45,800	1,963,821
Shire Limited plc	56,561	2,950,764
Sino Biopharmaceutical Limited	1,218,000	890,576
Sosei Group Corporation	2,300	320,598
Stada Arzneimittel AG	5,207	176,145
Sumitomo Dainippon Pharma Company Limited	25,200	285,816
Sun Pharmaceutical Industries Limited	343,927	4,292,546
Taisho Pharmaceutical Holding Company Limited	8,200	647,030
Takeda Pharmaceutical Company Limited	109,400	5,207,654
Teva Pharmaceutical Industries Limited	94,247	5,288,074
The United Laboratories International Holdings Limited †	500	182
Torrent Pharmaceuticals Limited	20,280	374,391
Towa Pharmaceutical Company Limited	1,900	90,511
Tsumura & Company	10,400	263,730
TTY Biopharm Company Limited	65,000	215,445
UCB SA	13,970	1,033,791
Valeant Pharmaceuticals International Incorporated †	30,257	2,113,070
Yuhan Corporation	1,877	391,483
Zeria Pharmaceutical Company Limited	9,000	114,521

		282,848,809

Industrials: 10.92%

Aerospace & Defense: 1.35%
Airbus Group NV	54,584	3,522,674
B/E Aerospace Incorporated	60,600	2,643,372
BAE Systems plc	307,386	2,179,166
Bharat Electronics Limited	27,081	407,652
Bombardier Incorporated Class B †	143,159	112,157
BWX Technologies Incorporated	148,182	4,727,006
CAE Incorporated	24,800	273,478
Chemring Group plc	12,198	21,181
Cobham plc	107,360	383,835
Dassault Aviation SA	313	363,517
Elbit Systems Limited	1,785	147,749
Embraer SA	217,900	1,638,774
Finmeccanica SpA †	34,904	359,198
General Dynamics Corporation	35,626	4,854,755

54	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Aerospace & Defense (continued)
Hexcel Corporation	132,800	$5,488,624
Huntington Ingalls Industries Incorporated	66,006	8,650,746
KLX Incorporated †	67,600	1,892,124
Korea Aerospace Industries Limited	7,520	428,958
L-3 Communications Holdings Incorporated	46,685	5,476,617
Lockheed Martin Corporation	31,600	6,818,964
MacDonald Dettwiler & Associates Limited	2,966	195,190
Meggitt plc	77,064	445,816
Moog Incorporated Class A †	43,540	1,880,057
MTU Aero Engines AG	4,407	400,728
Northrop Grumman Corporation	21,851	4,200,199
Orbital ATK Incorporated	82,661	6,923,685
Qinetiq Group plc	51,946	167,536
Raytheon Company	35,300	4,371,905
Rockwell Collins Incorporated	79,696	6,978,979
Rolls-Royce Holdings plc	181,553	1,704,237
Saab AB Class B	5,318	170,008
Safran SA	31,081	1,925,726
Singapore Technologies Engineering Limited	264,000	561,092
Teledyne Technologies Incorporated †	49,776	4,239,920
Thales SA	9,751	774,255
TransDigm Group Incorporated †	32,840	7,013,967
Ultra Electronics Holdings	5,405	134,435
United Technologies Corporation	152,859	14,769,237
Zodiac Aerospace SA «	17,330	288,644

		107,536,163

Air Freight & Logistics: 0.29%
Bollore Investissement	95,623	368,597
Bollore SA †	439	2,065
Bpost SA	9,098	225,771
Deutsche Post AG	84,258	1,997,602
Expeditors International of Washington Incorporated	111,400	5,099,892
FedEx Corporation	48,700	6,666,056
Freightways Limited	37,588	148,315
Hub Group Incorporated Class A †	48,101	1,775,889
Hyundai Glovis Company Limited	2,877	448,837
Kerry Logistics Network Limited	72,526	106,916
Kintetsu World Express Incorporated	9,200	122,867
Mainfreight Limited	9,747	94,106
Mitsui-Soko Company Limited	20,000	50,003
Oesterreichische Post AG	4,954	177,801
Panalpina Welttransport Holdings AG	1,522	137,443
PostNL †	25,238	97,985
Royal Mail plc	51,790	326,218
Singapore Post Limited	260,000	267,080
TNT Express NV	40,256	344,269
XPO Logistics Incorporated «†	124,867	3,091,707
Yamato Holdings Company Limited	57,600	1,168,234

		22,717,653

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	55

Security name	Shares	Value

Airlines: 0.55%
Air Canada †	26,372	$140,729
Air China H Shares	534,000	317,040
Air France-KLM †	16,025	145,677
All Nippon Airways Company Limited	184,000	520,423
Allegiant Travel Company	18,500	3,031,780
Asiana Airlines †	21,610	77,876
Cathay Pacific Airways Limited	167,000	266,044
China Airlines †	594,775	205,184
Chorus Aviation Incorporated	63	277
Deutsche Lufthansa AG †	24,014	357,615
easyJet plc	22,179	463,309
Eva Airways Corporation †	407,476	218,052
International Consolidated Airlines	72,922	554,404
Japan Airlines Company Limited	17,605	629,934
JetBlue Airways Corporation †	442,692	9,739,224
Korean Air Lines Company Limited †	7,538	156,616
LANTAM Airlines Group SA †	79,059	448,453
Qantas Airways Limited	191,247	525,332
Ryanair Holdings plc	15,795	1,313,670
Singapore Airlines Limited	90,200	746,072
Southwest Airlines Company	118,300	4,962,685
Spirit Airlines Incorporated †	100,521	4,799,878
Turk Hava Yollari Anonim Ortakligi †	270,807	666,082
United Continental Holdings Incorporated †	228,000	13,055,280
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	32,660	430,880

		43,772,516

Building Products: 0.43%
A.O. Smith Corporation	105,200	7,403,976
Aica Kogyo Company Limited	12,200	232,050
Armstrong World Industries Incorporated †	66,100	2,679,033
Asahi Glass Company Limited	175,000	847,076
Assa Abloy AB Class B	92,949	1,782,001
Bunka Shutter Company Limited	12,000	96,125
Central Glass Company Limited	41,000	234,175
Compagnie de Saint-Gobain SA	45,570	1,760,519
Daikin Industries Limited	43,900	2,942,854
Geberit AG	3,718	1,338,485
GWA International Limited	44,009	72,349
KCC Corporation	841	290,522
Kingspan Group plc	16,453	414,153
Lennox International Incorporated	56,358	7,282,017
LIXIL Group Corporation	42,000	862,532
Nibe Industrier AB Class B	13,413	419,265
Nichias Corporation	22,000	122,256
Nichiha Corporation	5,800	78,369
Nippon Sheet Glass Company Limited †	171,000	109,213
Nitto Boseki Company Limited	38,000	123,217
Noritz Corporation	8,300	132,451

56	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Building Products (continued)
Okabe Company Limited	8,500	$52,319
Owens Corning Incorporated	72,400	3,107,408
Rockwool International AS Class B	400	58,118
Sankyo Tateyama Incorporated	4,600	53,619
Sanwa Holdings Corporation	35,900	228,981
Sekisui Jushi Corporation	6,000	71,272
Taiwan Glass Industrial Corporation †	343,581	132,090
Takara Standard Company Limited	24,000	202,929
Takasago Thermal Engineering Company	13,300	180,091
TOTO Limited	23,400	673,227
Uponor Oyj	2,800	37,353
Wienerberger AG	10,742	189,865

		34,209,910

Commercial Services & Supplies: 1.00%
AA plc	52,430	206,545
Aeon Delight Company Limited	3,500	109,153
Aggreko plc	24,032	294,125
Babcock International Group plc	46,368	586,685
Berendsen plc	15,297	245,437
Bilfinger SE	4,408	189,946
Brambles Limited	258,898	2,301,002
Cabcharge Australia Limited «	26,928	56,732
China Everbright International Limited	717,000	762,276
Civeo Corporation †	59,549	53,005
Clean Harbors Incorporated †	73,604	3,135,530
Cleanaway Waste Management Limited	162,245	94,650
Copart Incorporated †	140,890	5,318,598
Covanta Holding Corporation	181,600	2,529,688
Dai Nippon Printing Company Limited	94,000	808,422
Daiseki Company Limited	6,700	103,024
De La Rue plc	11,470	66,914
Deluxe Corporation	68,534	3,934,537
Dorma+Kaba Holding AG Class B	280	167,507
Downer EDI Limited	82,141	194,503
Duskin Company Limited	11,300	210,015
Edenred «	14,465	253,247
Essendant Incorporated	46,662	1,375,129
G4S plc	126,965	365,541
HomeServe plc	12,155	68,568
Intrum Justitia AB	10,031	306,404
ISS A/S	13,842	481,895
KEPCO Plant Service & Engineering Company Limited	3,274	188,550
Kokuyo Company Limited	21,900	217,536
Loomis AB Class B	8,827	283,920
Mineral Resources Limited	31,646	129,607
Mitie Group plc	40,984	158,645
Mitsubishi Pencil Company Limited	5,700	213,565
MSA Safety Incorporated	42,476	1,854,927
Nissha Printing Company Limited	7,200	109,924

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	57

Security name	Shares	Value

Commercial Services & Supplies (continued)
Okamura Corporation	20,000	$174,729
Oyo Corporation	3,900	40,345
Park24 Company Limited	16,100	421,690
Pilot Corporation	5,800	218,495
Pitney Bowes Incorporated	274,300	4,970,316
Progressive Waste Solutions Limited	12,017	359,089
Prosegur Compania de Seguridad SA	26,730	132,908
Recall Holdings Limited	54,476	266,689
Regus plc	55,194	221,443
Relia Incorporated	8,300	73,073
Rentokil Initial plc	173,799	399,630
Republic Services Incorporated	140,900	6,439,130
Ritchie Bros. Auctioneers Incorporated	6,229	149,072
RR Donnelley & Sons Company	284,222	4,314,490
S1 Corporation Incorporated	2,828	209,922
Sato Corporation	4,000	87,390
Secom Company Limited	31,100	2,217,473
Securitas AB Class B	25,461	380,601
Serco Group plc †	97,398	126,044
Societe BIC SA	2,766	383,639
Sohgo Security Services Company Limited	13,000	674,294
Spotless Group Holdings Limited	290,919	249,249
Stericycle Incorporated †	51,931	5,916,499
Taiwan Secom Company Limited	64,960	180,814
Tetra Tech Incorporated	81,800	2,251,954
The ADT Corporation	98,155	3,962,517
Tomra Systems ASA	7,776	74,477
Toppan Forms Company Limited	6,500	76,169
Toppan Printing Company Limited	95,000	802,243
Transcontinental Incorporated Class A	3,424	48,589
Tyco International plc	256,242	9,014,594
Waste Connections Incorporated	73,348	4,523,371
Waste Management Incorporated	52,253	2,918,330

		79,655,020

Construction & Engineering: 0.57%
Abengoa SA Class A	2,071	1,142
Actividades de Construccion y Servicios SA	17,786	459,779
AECOM Technology Corporation †	210,800	5,788,568
Aecon Group Incorporated	8,690	89,598
Arcadis NV	6,755	97,268
Balfour Beatty plc †	61,174	212,990
Bouygues SA	16,989	663,264
Budimex SA	6,367	326,750
Cardno Limited «	27,551	21,798
Carillion plc «	47,881	182,519
China Communications Construction Company Limited H Shares	1,454,779	1,305,669
China State Construction International Holdings Limited	438,000	672,011
Chiyoda Corporation	33,000	259,805
Chudenko Corporation	6,500	134,574

58	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Construction & Engineering (continued)
CIMIC Group Limited	17,730	$398,153
Comsys Holdings Corporation	16,700	249,220
CTCI Corporation	123,000	138,700
Daelim Industrial Company Limited	6,425	417,435
Daewoo Engineering & Construction Company Limited †	31,654	137,604
Dialog Group Bhd	784,124	292,525
Eiffage SA	4,842	343,220
EverChina International Holdings Company Limited †	960,000	33,918
Ferrovial SA	41,316	795,990
Flsmidth & Company AS «	5,428	200,612
Fluor Corporation	84,400	3,885,776
Gamuda Bhd	710,100	749,785
GS Engineering & Construction Corporation †	11,855	240,203
Hanison Construction Holding Limited	30,555	4,756
Hazama Ando Corporation	30,100	136,541
Hibiya Engineering Limited	6,000	83,084
HKC Holdings Limited †	217,196	3,885
Hochtief AG	4,214	456,741
Hyundai Development Company	9,673	307,693
Hyundai Engineering & Construction Company Limited	11,463	352,549
IJM Corporation Bhd	1,039,140	847,422
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	407,640	478,241
Interserve plc	12,112	73,187
Jacobs Engineering Group Incorporated †	76,100	2,941,265
JGC Corporation	38,000	597,995
Kajima Corporation	145,000	832,897
Kandenko Company Limited	21,000	154,893
KBR Incorporated	196,700	2,720,361
KEPCO Engineering & Construction Company Incorporated	1,785	39,162
Kinden Corporation	23,000	286,802
Koninklijke Bam Groep NV †	28,776	130,005
Kumagai Gumi Company Limited	61,000	134,084
Kumho Industrial Company Limited †	9	80
Kyowa Exeo Corporation	14,600	160,863
Larsen & Toubro Limited	54,392	855,087
Larsen & Toubro Limited GDR	8,011	126,574
Maeda Corporation	31,000	213,781
Maeda Road Construction Company Limited	12,000	178,631
Malaysian Resources Corporation Bhd	50	13
Mirait Holdings Corporation	11,700	86,158
Monadelphous Group Limited «	19,272	86,665
NCC AB Class B	8,600	289,351
Nippo Corporation	8,000	119,367
Nippon Densetsu Kogyo Company Limited	8,000	155,286
Nippon Koei Company Limited	15,000	47,327
Nishimatsu Construction Company Limited	45,000	176,287
Obayashi Corporation	106,200	967,698
Obrascon Huarte Lain SA	10,626	61,041
Okumura Corporation	38,000	196,619
Outotec Oyj	15,988	51,841

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	59

Security name	Shares	Value

Construction & Engineering (continued)
Peab AB	21,523	$187,817
Penta-Ocean Construction Company Limited	55,000	223,161
Quanta Services Incorporated †	224,500	4,555,105
Royal Boskalis Westminster NV	7,715	280,669
Samsung Engineering Company Limited «†	30,682	236,851
Sanki Engineering Company Limited	10,000	79,861
Shimizu Corporation	107,000	813,293
Sho-Bond Holdings Company Limited	4,700	156,484
Sino Thai Engineering & Construction PCL	374,529	183,953
Skanska AB Class B	34,816	740,056
SNC-Lavalin Group Incorporated	14,400	452,009
Socam Development Limited †	63	35
Sumitomo Mitsui Construction Company Limited	150,200	123,444
Taikisha Limited	5,400	122,161
Taisei Corporation	172,000	1,042,524
Takamatsu Corporation	3,600	71,053
Toa Corporation	31,000	65,888
Toda Corporation	37,000	152,464
Tokyu Construction Company Limited	80	572
Toshiba Plant Systems & Services Corporation	6,000	66,691
Totetsu Kogyo Company Limited	5,900	159,324
Toyo Engineering Corporation	28,000	68,455
United Engineers Limited	59,000	84,782
Vinci SA	43,394	2,997,280
WSP Global Incorporated	5,250	140,078
YIT Oyj	11,040	60,455
Yokogawa Bridge Holdings Corporation	8,000	75,578

		45,593,151

Electrical Equipment: 0.71%
ABB Limited	183,256	3,268,193
ABB Limited - Natl India Exchange	14,757	218,663
Acuity Brands Incorporated	25,962	5,437,222
AMETEK Incorporated	145,468	6,751,170
Bharat Heavy Electricals limited	223,538	296,610
Cosel Company Limited	4,900	47,364
Daihen Corporation	18,000	78,104
Denyo Company Limited	3,200	32,741
Doosan Heavy Industries & Construction Company Limited	13,384	178,506
Eaton Corporation plc	54,392	3,084,570
Elswedy Cables Holding Company	9,692	46,529
Emerson Electric Company	77,304	3,774,754
FDG Electric Vehicles Limited †	1,480,000	77,046
Fuji Electric Holdings Company Limited	102,000	349,410
Fujikura Limited	46,000	212,629
Furukawa Electric Company Limited	104,000	222,014
Futaba Corporation	6,900	89,605
Gamesa Corporación Tecnologica SA	31,855	599,142
GS Yuasa Corporation	61,000	248,998
Havells India Limited	71,752	284,974

60	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Electrical Equipment (continued)
Johnson Electric Holdings Limited	54,750	$163,359
Legrand SA	23,684	1,177,360
LS Corporation	7,178	242,919
LS Industrial Systems Company Limited	3,641	115,089
Mabuchi Motor Company Limited	9,600	420,978
Mitsubishi Electric Corporation	316,000	3,199,138
Nidec Corporation	39,900	2,672,525
Nitto Kogyo Corporation	4,900	80,188
Nordex AG †	816	23,687
Osram Licht AG	7,623	356,134
Prysmian SpA	18,370	372,869
Rockwell Automation Incorporated	80,700	8,400,063
Sanyo Denki Company Limited	6,000	26,834
Schneider Electric SE	52,663	3,139,002
Schneider Electric SE - London Exchange	1,614	92,664
Sensata Technologies Holding NV †	100,700	3,434,877
SGL Carbon AG «†	3,056	31,910
Shihlin Electric	118,000	141,185
SolarCity Corporation «†	83,645	1,541,577
Sumitomo Electric Industries Limited	118,900	1,425,811
Teco Electric & Machinery Company Limited	774,000	630,775
Ushio Incorporated	18,700	257,074
Vestas Wind Systems AS	23,748	1,601,421
Voltronic Power Technology Corporation	13,000	198,241
Walsin Lihwa Corporation †	600,000	147,858
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	738,008

		55,929,790

Industrial Conglomerates: 1.30%
Aboitiz Equity Ventures Incorporated	814,780	978,173
Alfa SA de CV Class A	1,170,200	2,117,074
Alliance Global Group Incorporated	970,700	294,509
Antarchile SA	32,607	292,383
Beijing Enterprises Holdings Limited	135,000	628,098
Bidvest Group Limited	93,694	2,103,821
Boustead Holdings Bhd	80,800	78,415
CITIC Pacific Limited	1,930,000	2,626,173
CJ Corporation	1,980	380,980
CK Hutchison Holdings Limited	416,296	5,019,226
Danaher Corporation	110,494	9,863,799
DCC plc	9,251	722,975
DMCI Holdings Incorporated	2,121,900	570,934
Doosan Corporation	2,425	148,129
Enka Insaat Ve Sanayi AS	326,311	525,149
Far Eastern New Century Corporation	1,360,496	1,030,733
Fosun International	445,000	571,029
General Electric Company	1,144,638	33,354,751
Grupo Carso SAB de CV	111,000	448,592
Hanwha Corporation (Korea)	11,460	313,994

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	61

Security name	Shares	Value

Industrial Conglomerates (continued)
Hanwha Techwin Company Limited	9,105	$288,347
HAP Seng Consolidated Bhd	197,100	359,983
Hopewell Holdings	123,000	377,833
Industries Qatar	18,137	521,149
Jardine Matheson Holdings Limited	43,585	2,539,310
Jardine Strategic Holdings Limited	39,394	1,161,779
JG Summit Holdings	966,992	1,360,014
Katakura Industries Company Limited	5,400	53,366
Keihan Electric Railway Company Limited	90,000	623,236
Keppel Corporation Limited	270,051	992,700
Koc Holding AS	227,557	990,930
Koninklijke Philips NV	92,466	2,347,692
LG Corporation	21,404	1,242,499
LT Group Incorporated	735,600	249,022
MMC Corporation Bhd	109,200	42,349
Nisshinbo Industries Incorporated	21,600	202,780
NWS Holdings Limited	295,894	419,619
Quinenco SA	62,686	119,952
Rheinmetall AG	3,555	252,491
Roper Industries Incorporated	61,693	10,360,105
Samsung C&T Corporation	14,897	1,861,536
San Miguel Corporation	214,380	337,172
Seibu Holdings Incorporated	32,708	643,468
SembCorp Industries Limited	165,000	313,724
Shun Tak Holdings Limited	294,250	91,830
Siemens AG	76,880	7,107,146
Siemens India Limited	21,727	312,912
Sime Darby Bhd	699,391	1,243,665
SK Company Limited	6,119	1,228,666
SM Investments Corporation	107,288	1,849,938
Smiths Group plc	35,162	486,900
Tokai Holdings Corporation	26,800	129,680
Top Frontier Investment Holdings Incorporated †	8	27
Toshiba Corporation †	624,000	965,275
Turk Sise Ve Cam Fabrikalari AS	140,595	159,972
Yazicilar Holding AS Class A	9,222	36,623

		103,342,627

Machinery: 2.25%
Aalberts Industries NV	11,130	344,803
AG Growth International Incorporated	1,000	18,544
AGCO Corporation	102,400	5,067,776
Aida Engineering Limited	11,300	91,042
Airtac International Group	16,852	86,050
Alfa Laval AB	28,699	449,769
Allison Transmission Holdings Incorporated	108,764	2,575,532
Alstom SA †	20,310	443,691
Amada Company Limited	51,500	477,446
Andritz AG	7,071	337,151
Asahi Diamond Industrial Company Limited	12,000	106,186

62	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Machinery (continued)
Ashok Leyland Limited	330,303	$422,729
Atlas Copco AB Class A	61,897	1,394,891
Atlas Copco AB Class B	37,370	785,222
ATS Automation Tooling Systems Incorporated †	4,800	35,335
Bando Chemical Industries Limited	15,000	57,067
Bodycote plc	18,289	144,841
Bucher Industries AG	862	190,665
Cargotec Oyj Corporation Class B	3,652	113,279
Caterpillar Incorporated	67,893	4,596,356
China Conch Venture Holdings Limited	543,000	847,927
CKD Corporation	12,000	86,560
CLARCOR Incorporated	70,138	3,376,443
CNH Industrial NV	78,164	518,912
Colfax Corporation †	141,364	3,577,923
Cosco Corporation Singapore Limited	190,000	41,183
CRRC Corporation Limited H Shares	1,315,000	1,198,991
CSBC Corporation Taiwan	102	47
Cummins India Limited	13,858	164,002
Daewoo Shipbuilding & Marine Engineering Company Limited «	16,970	58,383
Daifuku Company Limited	16,700	263,698
Deere & Company	37,400	2,998,732
DMG Mori Seiki AG	3,643	149,968
DMG Mori Seiki Company Limited	22,100	195,966
Donaldson Company Incorporated	171,700	4,848,808
Doosan Infracore Company Limited †	19,520	64,499
Ebara Corporation	69,000	265,825
Eicher Motors Limited	4,371	1,207,575
FANUC Corporation	28,800	4,228,999
Fuji Machine Manufacturing Company Limited	17,200	173,345
Fujitec Company Limited	13,000	131,913
Furukawa Company Limited	61,000	88,021
GEA Group AG	16,445	723,616
Georg Fischer AG	456	310,014
Glory Limited	10,100	340,256
Graco Incorporated	78,600	6,155,952
Hanjin Heavy Industries & Construction Company Limited †	14,343	37,350
Hillenbrand Incorporated	85,586	2,406,678
Hino Motors Limited	46,600	470,363
Hitachi Construction Machinery Company Limited	18,600	258,429
Hitachi Koki Company Limited	9,300	58,802
Hitachi Zosen Corporation	30,600	145,787
Hiwin Technologies Corporation	58,514	234,089
Hong Leong Asia Limited	11,000	5,558
Hoshizaki Electric Company Limited	7,700	595,919
Hyundai Heavy Industries Company Limited †	7,814	650,583
Hyundai Mipo Dockyard Company Limited †	2,652	136,622
Hyundai Rotem Company Limited «†	9,250	110,329
IDEX Corporation	44,663	3,356,871
IHI Corporation	228,000	405,956
Illinois Tool Works Incorporated	38,600	3,638,050

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	63

Security name	Shares	Value

Machinery (continued)
IMI plc	29,234	$344,216
Ingersoll-Rand plc	155,500	8,639,580
Iseki & Company Limited	44,000	73,673
ITT Corporation	121,561	4,286,241
Japan Steel Works	55,000	181,691
Joy Global Incorporated «	132,900	1,717,068
JTEKT Corporation	39,100	533,802
Kawasaki Heavy Industries Limited	246,000	666,385
Kennametal Incorporated	108,300	2,180,079
King Slide Works Company Limited	17,000	209,327
Kion Group AG	5,692	282,838
Kitz Corporation	21,100	88,420
Komatsu Limited	145,630	2,225,927
Komori Corporation	11,000	115,968
Kone Oyj Class B «	38,458	1,702,696
Konecranes Oyj	3,753	82,385
Krones AG	626	67,027
Kubota Corporation	176,865	2,264,097
Kurita Water Industries Limited	17,900	390,030
Kyokuto Kaihatsu Kogyo Company	6,900	64,258
Lincoln Electric Holdings Incorporated	92,700	5,058,639
Makino Milling Machine Company Limited	16,000	97,559
Makita Corporation	21,000	1,233,508
Makita Corporation ADR	1	60
MAN SE	3,130	321,080
Manitowoc Company Incorporated «	185,346	2,937,734
Max Company Limited	6,000	62,202
Meidensha Corporation	41,000	171,010
Melrose Industries plc	13,114	59,724
Metso Oyj	12,945	285,872
Minebea Company Limited	62,000	455,227
Mitsubishi Heavy Industries Limited	505,000	1,796,734
Mitsuboshi Belting Company Limited	10,000	74,491
Mitsui Engineering & Shipbuilding Company Limited	152,000	200,545
Miura Company Limited	16,600	267,081
Morgan Advanced Materials plc	21,935	64,724
Morita Holdings Corporation	7,000	74,011
Nabtesco Corporation	20,300	387,948
Nachi-Fujikoshi Corporation	45,000	150,174
Navistar International Corporation «†	88,321	742,780
NGK Insulators Limited	42,000	747,063
Nippon Sharyo Limited †	14,000	30,386
Nippon Thompson Company Limited	13,000	42,476
Nitta Corporation	3,300	83,393
NKT Holding AS	1,131	60,509
Nordson Corporation	73,742	5,285,089
Noritake Company Limited	17,000	36,302
NSK Limited	79,000	720,898
NTN Corporation	84,000	264,570
OILES Corporation	5,900	89,495
Okuma Corporation	29,000	206,381

64	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Machinery (continued)
OSG Corporation	14,100	$237,984
Oshkosh Corporation	104,100	3,591,450
Paccar Incorporated	62,956	3,242,234
Pentair plc	106,922	5,101,249
Rotork plc	77,250	170,746
Ryobi Limited	20,000	70,515
Samsung Heavy Industries Company Limited	28,640	243,001
Sandvik AB	105,184	956,088
Schindler Holding AG	2,474	420,235
Schindler Holding AG - Participation Certificate	5,042	842,194
SembCorp Marine Limited «	147,200	159,685
Shima Seiki Manufacturing Limited	4,400	66,988
Shinmaywa Industries Limited	17,000	120,413
Singamas Container Holding	180,000	15,285
Sintokogio Limited	10,700	87,282
SKF AB Class A	976	16,061
SKF AB Class B	35,091	578,201
SMC Corporation	10,100	2,335,563
Snap-on Incorporated	34,500	4,991,115
Spirax-Sarco Engineering plc	7,515	327,517
Star Micronics Company Limited	6,100	64,391
Sulzer AG	2,037	191,940
Sumitomo Heavy Industries Limited	97,000	400,065
Tadano Limited	23,000	196,907
Takuma Company Limited	14,000	122,323
Terex Corporation	147,600	3,303,288
The Middleby Corporation †	80,500	7,454,300
The Timken Company	100,300	2,991,949
The Toro Company	76,970	6,134,509
THK Company Limited	19,500	331,928
Toshiba Machine Company Limited	18,000	57,036
Trelleborg AB Class B	21,858	362,612
Tsubakimoto Chain Company	30,000	175,339
Tsugami Corporation	18,000	63,756
Tsukishima Kikai Company Limited	5,000	42,266
United Tractors	352,380	408,525
Valmet Corporation	12,945	134,392
Valmont Industries Incorporated	32,377	3,660,220
Vesuvius plc	23,880	99,174
Volvo AB Class A	43,600	440,298
Volvo AB Class B	132,230	1,324,539
WABCO Holdings Incorporated †	32,200	3,036,460
Wabtec Corporation	57,180	4,036,908
Wartsila Oyj	17,118	688,203
WEG SA	209,260	687,363
Weir Group plc	19,255	254,698
Woodward Governor Company	79,900	3,751,305
Xylem Incorporated	105,652	3,952,441
Yangzijiang Shipbuilding Holdings Limited	789,000	507,445
Zardoya Otis SA	15,737	167,572

		179,006,650

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	65

Security name	Shares	Value

Marine: 0.11%
A.P. Moller Maersk AS Class A	200	$256,160
A.P. Moller Maersk AS Class B	645	847,661
DS Norden AS †	1,300	18,242
Evergreen Marine Corporation (Taiwan) Limited	336,630	120,999
Hanjin Shipping Company Limited †	16,787	38,542
Hyundai Merchant Marine Company Limited †	17,778	42,247
Iino Kaiun Kaisha Limited	15,900	58,175
Kawasaki Kisen Kaisha Limited «	149,000	249,349
Kirby Corporation †	75,918	4,297,718
Kuehne & Nagel International AG	5,401	700,530
MISC Bhd	427,800	890,190
Mitsui OSK Lines Limited	191,000	356,855
Neptune Orient Lines Limited «†	184,000	164,205
Nippon Yusen Kabushiki Kaisha	250,000	460,730
Orient Overseas International Limited	30,500	110,768
Pacific Basin Shipping Limited	252,000	33,039
Pan Ocean Company Limited †	159	434
U-Ming Marine Transport Corporation	113,000	90,725
Wan Hai Lines Limited	209,212	115,214
Yang Ming Marine Transport †	285,357	75,150

		8,926,933

Professional Services: 0.37%
Adecco SA	17,602	1,019,464
ALS Limited	74,573	197,325
Bureau Veritas SA	23,580	469,743
Capita plc	61,090	847,108
CEB Incorporated	46,498	2,523,446
Experian Group Limited	96,629	1,581,436
Hays plc	95,742	152,382
IHS Incorporated Class A †	40,623	4,224,386
Intertek Group plc	15,050	608,274
Meitec Corporation	4,600	158,334
Michael Page International plc	20,623	105,393
Randstad Holdings NV	9,424	485,933
Recruit Holdings Company Limited	68,594	2,037,432
Robert Half International Incorporated	79,500	3,131,505
SAI Global Limited	32,441	86,553
SEEK Limited	58,955	650,765
SGS SA	519	1,044,078
Stantec Incorporated	7,070	147,461
Teleperformance SE	6,495	501,436
Temp Holdings Company Limited	26,400	336,565
The Advisory Board Company †	58,608	1,728,350
Verisk Analytics Incorporated †	95,324	6,943,400
WS Atkins plc	8,888	157,520

		29,138,289

Road & Rail: 0.99%
Asciano Group	170,137	1,075,028
Aurizon Holdings Limited	59,294	171,749

66	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Road & Rail (continued)
Avis Budget Group Incorporated †	140,500	$3,602,420
BTS Group Holdings PCL	1,605,700	374,047
Canadian National Railway Company	73,500	4,269,845
Canadian Pacific Railway Limited	14,300	1,742,740
Central Japan Railway Company	31,400	5,617,981
China Auto Rental Incorporated «†	323,000	368,078
CJ Korea Express Corporation †	2,016	318,585
ComfortDelGro Corporation Limited	275,000	588,134
Container Corporation of India	13,018	219,959
CSX Corporation	114,900	2,773,686
DSV AS	17,460	713,990
East Japan Railway Company	57,800	5,061,521
Firstgroup plc †	137,119	175,415
Fukuyama Transporting Company Limited «	37,000	173,868
Genesee & Wyoming Incorporated Class A †	79,925	4,533,346
Go-Ahead Group plc	3,179	114,453
Hankyu Hanshin Holdings Incorporated	190,000	1,216,112
Hitachi Transport System Limited	8,700	126,145
J.B. Hunt Transport Services Incorporated	54,414	4,151,244
Kansas City Southern	64,918	5,304,450
Keikyu Corporation	87,000	771,197
Keio Corporation	94,000	863,306
Keisei Electric Railway Company Limited	51,000	700,873
Kintetsu Corporation	286,000	1,226,020
Landstar System Incorporated	60,694	3,593,085
Maruzen Showa Unyu Company Limited	16,000	56,326
MTR Corporation Limited	252,026	1,163,451
Nagoya Railroad Company Limited	144,000	688,980
Nankai Electric Railway Company Limited	83,000	491,018
National Express Group plc	29,635	135,025
Nikkon Holdings Company Limited	12,800	219,448
Nippon Express Company Limited	139,000	615,839
Nishi-Nippon Railroad Company Limited	58,000	423,776
Norfolk Southern Corporation	34,800	2,546,316
Odakyu Electric Railway Company Limited	94,000	1,082,104
Old Dominion Freight Line Incorporated †	41,613	2,686,535
PKP Cargo SA	18,354	215,044
Sankyu Incorporated	56,000	263,398
SEINO Holdings Company Limited	25,400	259,898
Senko Company Limited	15,000	89,682
SMRT Corporation Limited	98,000	112,826
Sotetsu Holdings Incorporated	68,000	422,265
Stagecoach Group plc	49,321	185,481
Tobu Railway Company Limited	158,000	822,566
Tokyu Corporation	176,000	1,472,586
TransForce Incorporated	6,211	99,064
Transport International Holdings Limited	45,600	122,245
Union Pacific Corporation	158,300	12,483,538
West Japan Railway Company	29,000	1,696,574

		78,201,262

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	67

Security name	Shares	Value

Trading Companies & Distributors: 0.76%
AerCap Holdings NV †	20,019	$715,279
Ashtead Group plc	48,201	615,401
Brenntag AG	14,433	696,641
Bunzl plc	31,676	847,755
Daewoo International Corporation	7,912	121,992
Fastenal Company «	177,224	8,026,475
Finning International Incorporated «	16,500	228,415
GATX Corporation	58,634	2,521,848
Grafton Group plc	18,582	171,473
Hanwa Company Limited	40,000	164,609
iMarketKorea Incorporated	5,870	93,424
Inaba Denki Sangyo Company Limited	4,100	123,325
Inabata & Company Limited	8,900	91,962
Itochu Corporation	232,400	2,739,809
Iwatani International Corporation	36,000	198,657
Japan Pulp & Paper Company Limited	25,000	71,331
Kanamoto Company Limited	6,000	127,755
Kanematsu Corporation	81,000	107,679
Kloeckner & Company «	8,856	75,173
Kuroda Electric Company Limited	5,800	78,865
LG International Corporation	5,460	146,632
Marubeni Corporation	260,300	1,304,150
Misumi Group Incorporated	40,400	538,906
Mitsubishi Corporation	233,900	3,743,224
Mitsui & Company Limited	269,100	3,102,156
MonotaRO Company Limited	11,800	277,426
MRC Global Incorporated †	139,000	1,661,050
MSC Industrial Direct Company Class A	67,925	4,726,222
Nagase & Company Limited	17,600	179,135
Nichiden Corporation	3,600	86,347
Noble Group Limited «	918,576	224,989
NOW Incorporated «†	146,100	2,363,898
Reece Australia Limited	7,414	173,196
Rexel SA	26,522	324,694
Russel Metals Incorporated	4,649	59,547
Seven Group Holdings Limited «	22,953	96,028
SIG plc	78,253	150,994
SK Networks Company Limited	31,860	153,690
Sojitz Corporation	187,500	360,771
Spicers Limited †	60,182	1,289
STX Corporation Company Limited †	116	287
Sumitomo Corporation	187,300	1,843,857
Tat Hong Holdings Limited	7,000	2,066
Toromont Industries Limited	6,843	160,783
Toyota Tsusho Corporation	34,900	704,303
Travis Perkins plc	23,342	578,515
Trusco Nakayama Corporation	3,400	121,536
United Rentals Incorporated †	56,245	2,900,555
W.W. Grainger Incorporated «	35,380	7,673,922
Wakita & Company Limited	7,000	51,017

68	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Trading Companies & Distributors (continued)
Watsco Incorporated	36,080	$4,602,004
WESCO International Incorporated †	55,824	2,459,047
Wolseley plc	26,144	1,340,725
Yamazen Corporation	18,000	142,841
Yuasa Trading Company Limited	3,800	83,449

		60,157,119

Transportation Infrastructure: 0.24%
Abertis Infraestructuras SA	41,491	621,772
Adani Ports & Special Economic Zone Limited	277,615	797,701
Aena SA †144A	6,720	760,999
Aeroports de Paris	3,323	389,851
Airports of Thailand PCL	115,000	1,287,819
Ansaldo STS SpA	6,620	71,872
Atlantia SpA	40,773	1,006,595
Auckland International Airport Limited	167,179	670,441
BBA Aviation plc	82,297	221,063
Beijing Capital International Airport Company Limited H Shares	426,000	370,538
CCR SA	296,720	933,265
China Merchants Holdings International Company Limited	489,709	1,356,585
China Resources and Transportation Group Limited †	130,000	1,306
COSCO Pacific Limited	416,669	435,646
DP World Limited	45,239	768,073
Flughafen Zuerich AG	455	360,957
Fraport AG	3,869	223,316
Groupe Eurotunnel SE	53,575	537,647
Grupo Aeroportuario del Pacifico SAB de CV Class B	97,400	771,195
Grupo Aeroportuario del Sureste SAB de CV Class B	61,000	853,394
Hong Kong Aircraft Engineering Company Limited	10,000	64,633
Hopewell Highway Infrastructure Limited	173,650	81,427
Hutchison Port Holdings Trust	977,000	459,087
International Container Term Services Incorporated	175,300	228,608
Japan Airport Terminal Company Limited «	11,500	404,158
Kamigumi Company Limited	38,000	355,916
Macquarie Atlas Roads Limited	53,146	178,533
Malaysia Airports Holdings Berhad	104,804	145,850
Mitsubishi Logistics Corporation	24,000	310,040
Nissin Corporation	18,000	44,358
Port of Tauranga Limited	9,453	112,114
PT Jasa Marga Tbk	395,500	156,706
SIA Engineering Company	42,000	103,046
Singapore Airport Terminal Services Limited	108,666	303,575
Sumitomo Warehouse Company Limited	29,000	137,993
Sydney Airport Holdings Limited	170,285	782,191
TAV Havalimanlari Holding AS	40,981	240,638
Transurban Group	317,021	2,563,044
Westshore Terminals Investment Corporation	8,100	87,166

		19,199,118

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	69

Security name	Shares	Value

Information Technology: 16.63%

Communications Equipment: 0.93%
Arista Networks Incorporated «†	49,506	$3,393,141
Brocade Communications Systems Incorporated	577,136	5,730,960
Ciena Corporation †	175,380	3,595,290
Cisco Systems Incorporated	615,650	16,117,717
Comba Telecom Systems Holdings Limited	281	43
CommScope Holdings Incorporated †	70,160	1,767,330
D-Link Corporation †	801	259
Denki Kogyo Company Limited	13,000	60,813
F5 Networks Incorporated †	42,138	4,052,411
Harris Corporation	75,377	5,880,914
Hitachi Kokusai Electric Incorporated	9,000	99,672
Infinera Corporation †	183,500	2,879,115
Juniper Networks Incorporated	215,152	5,314,254
Lumentum Holdings Incorporated †	25,793	619,806
NetScout Systems Incorporated †	139,300	2,879,331
Nokia Oyj	354,521	2,147,388
Nokia Oyj - BATS Exchange	294,187	1,788,335
Palo Alto Networks Incorporated †	44,662	6,466,611
Plantronics Incorporated	45,400	1,702,500
Spirent plc	75,771	89,115
Telefonaktiebolaget LM Ericsson Class B	289,375	2,657,701
Viasat Incorporated «†	62,500	4,563,125
Viavi Solutions Incorporated	320,600	2,093,518
VTech Holdings Limited	27,900	312,734
Zinwell Corporation	446	864

		74,212,947

Electronic Equipment, Instruments & Components: 1.55%
AAC Technologies Holdings Incorporated	252,500	1,750,047
Alps Electric Company Limited	28,800	472,623
Amano Corporation	12,600	182,821
Anixter International Incorporated †	36,248	1,552,502
Anritsu Corporation	27,600	157,925
Arrow Electronics Incorporated †	57,614	3,293,216
AU Optronics Corporation	3,247,319	882,849
Avnet Incorporated	77,838	3,203,034
Azbil Corporation	10,300	255,652
Canon Electronics Incorporated	3,800	53,961
CDW Corporation of Delaware	90,775	3,592,875
Celestica Incorporated †	1,675	17,245
Cheng Uei Precision Industry Company Limited	71,855	92,923
Chroma ATE Incorporated	84,624	178,619
Chunghwa Picture Tubes Limited †	75	2
Citizen Holdings Company Limited	52,300	287,192
Corning Incorporated	141,900	2,596,770
Daiwabo Company Limited	29,000	51,166
Delta Electronics Incorporated	611,015	2,454,322
Delta Electronics Thailand PCL	212,000	483,441

70	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Electrocomponents plc	44,350	$145,713
Enplas Corporation	2,000	69,979
FEI Company	57,400	4,663,176
FIH Mobile Limited	528,000	188,615
Flextronics International Limited †	106,400	1,155,504
FLIR Systems Incorporated	192,300	5,953,608
Halma plc	39,753	488,907
Hamamatsu Photonics	23,600	579,234
Hexagon AB Class B	23,900	811,439
Hirose Electric Company Limited	4,600	518,939
Hitachi High Technologies Corporation	9,700	257,693
Hitachi Limited	711,000	3,007,642
Hon Hai Precision Industry Company Limited	4,157,660	9,687,860
Horiba Limited	5,900	193,343
Hosiden Corporation	12,200	72,402
Ibiden Company Limited «	22,000	267,124
Ingenico SA	5,435	548,968
Ingram Micro Incorporated Class A	216,873	7,764,053
Innolux Display Corporation	3,328,666	960,465
IPG Photonics Corporation †	51,200	4,221,952
Jabil Circuit Incorporated	253,400	5,283,390
Japan Aviation Electronics Industry Limited	13,000	135,157
Japan Display Incorporated †	62,500	125,650
Keyence Corporation	6,600	3,411,158
Keysight Technologies Incorporated †	236,631	6,173,703
Kingboard Chemicals Holdings Limited	140	204
Knowles Corporation «†	120,100	1,366,738
KOA Corporation	3,700	27,375
Kyocera Corporation	53,200	2,342,351
Laird Group plc	37,748	176,133
Largan Precision Company Limited	31,244	2,362,264
LG Display Company Limited	36,210	722,846
LG Innotek Company Limited	2,021	142,558
Littelfuse Incorporated	29,451	3,346,223
Mitsumi Electric Company Limited	16,600	75,742
Murata Manufacturing Company Limited	31,100	3,731,955
National Instruments Corporation	141,300	4,076,505
Nichicon Corporation	13,600	87,821
Nippon Chemi-Con Corporation	32,000	43,342
Nippon Electric Glass Company Limited	62,000	294,870
Nippon Signal Company Limited	10,900	85,931
Oki Electric Industry Company Limited	138,000	178,429
Omron Corporation	32,004	845,255
Optex Company Limited	30	768
Pan-International Industrial Coporation	770	289
Premier Farnell plc	32,868	53,753
Ryosan Company Limited	6,500	166,458
Samsung Electro-Mechanics Company Limited	8,990	393,506
Samsung SDI Company Limited	8,978	723,853
Shimadzu Corporation	44,000	685,158

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	71

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Silitech Technology Corporation	381	$217
Simplo Technology Company Limited	67,000	214,110
Spectris plc	9,963	248,893
Synnex Technology International Corporation	261,462	265,147
Taiyo Yuden Company Limited	21,700	222,298
TDK Corporation	19,100	995,668
Tech Data Corporation †	48,200	3,393,762
Topcon Corporation	14,800	159,527
Toyo Corporation	3,700	35,016
TPK Holding Company Limited	58,033	121,983
Trimble Navigation Limited †	351,918	8,185,613
Tripod Technology Corporation	120,261	212,094
Truly International	250,000	57,479
Unimicron Technology Corporation	312,402	157,605
Venture Corporation Limited	49,000	284,269
Vishay Intertechnology Incorporated	180,954	2,142,495
WPG Holdings Company Limited	352,227	357,895
Yageo Corporation	124,325	204,972
Yaskawa Electric Corporation	40,000	479,727
Yokogawa Electric Corporation	36,200	349,340
Zebra Technologies Corporation Class A †	73,200	4,522,296
Zhen Ding Technology Holding	195,750	419,745

		123,205,337

Internet Software & Services: 3.05%
58.com Incorporated ADR †	8,944	474,032
Akamai Technologies Incorporated †	105,148	5,674,838
Alibaba Group Holding Limited ADR †	339,490	23,360,307
Alphabet Incorporated Class A †	53,984	38,718,404
Alphabet Incorporated Class C †	55,060	38,419,216
Auto Trader Group plc 144A	101,594	510,820
Baidu.com Incorporated ADR †	81,698	14,168,067
Carsales.com Limited	34,942	289,952
Cimpress NV «†	2,740	241,613
CoStar Group Incorporated †	19,400	3,434,964
Criteo SA ADR †	9,221	342,099
Demandware Incorporated «†	43,000	1,491,670
Dena Company Limited	19,400	283,162
Facebook Incorporated Class A †	420,721	44,983,489
GMO Internet Incorporated	12,000	137,355
Gree Incorporated	21,300	100,517
HC International Incorporated †	66,000	36,119
IAC/InterActive Corporation	45,900	2,038,878
Internet Initiative Japan Incorporated	6,600	134,400
J2 Global Incorporated	64,771	4,733,465
Just Eat plc †	40,457	215,774
Kakaku.com Incorporated	21,300	374,414
Kakao Corporation	6,754	518,393
LinkedIn Corporation Class A †	21,482	2,517,476
Mixi Incorporated	5,800	194,431

72	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Internet Software & Services (continued)
Moneysupermarket.com Group plc	76,188	$357,043
Naver Corporation	4,844	2,246,838
NetEase Incorporated ADR	23,883	3,214,891
Pandora Media Incorporated «†	281,880	2,880,814
PChome Online Incorporated	23,000	241,357
Qihoo 360 Technology Company Limited ADR «†	29,623	2,129,301
Rackspace Hosting Incorporated †	155,604	3,350,154
Rightmove plc	11,307	615,232
Tencent Holdings Limited	1,619,978	29,641,581
Twitter Incorporated †	99,174	1,797,033
United Internet AG	13,768	670,448
VeriSign Incorporated «†	59,100	4,993,359
Yahoo! Japan Corporation	184,500	726,947
Yahoo! Incorporated †	156,100	4,962,419
Yelp Incorporated «†	70,900	1,435,016

		242,656,288

IT Services: 3.23%
Accenture plc Class A	75,800	7,599,708
Alliance Data Systems Corporation †	37,428	7,864,746
Amadeus IT Holding SA Class A	39,511	1,585,995
Amdocs Limited	90,903	5,159,654
Atos Origin SA	9,417	685,925
Automatic Data Processing Incorporated	55,200	4,674,888
Booz Allen Hamilton Holding Corporation	159,022	4,389,007
Broadridge Financial Solutions Incorporated	68,713	3,856,861
Cap Gemini SA	14,926	1,240,090
CGI Group Incorporated Class A †	24,400	1,020,905
Cielo SA	256,046	1,977,310
Cognizant Technology Solutions Corporation Class A †	112,674	6,420,165
Computer Sciences Corporation	85,096	2,451,616
Computershare Limited	80,644	522,259
Convergys Corporation	133,877	3,451,349
Corelogic Incorporated †	122,716	4,244,746
CSRA Incorporated	191,623	4,972,617
DH Corporation	7,953	219,486
Digital Garage Incorporated	7,000	108,474
DST Systems Incorporated	45,700	4,779,306
DTS Corporation	4,200	78,499
EPAM Systems Incorporated †	58,980	4,033,052
Euronet Worldwide Incorporated †	70,480	4,619,259
Fidelity National Information Services Incorporated	168,200	9,797,650
Fiserv Incorporated †	139,828	13,371,752
FleetCor Technologies Incorporated †	45,917	5,863,142
Fujitsu Limited	289,000	1,057,312
Gartner Incorporated †	49,200	4,054,080
Genpact Limited †	89,800	2,373,414
Global Payments Incorporated	77,600	4,729,720
HCL Technologies Limited	170,968	2,028,523
Indra Sistemas SA †	6,012	54,761

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	73

Security name	Shares	Value

IT Services (continued)
Infosys Limited ADR	11,028	$185,491
Infosys Technologies Limited	592,641	9,442,995
International Business Machines Corporation	165,346	21,665,286
Iress Market Technology Limited «	16,055	122,724
IT Holdings Corporation	15,406	354,026
Itochu Techno-Science Corporation	7,100	141,954
Jack Henry & Associates Incorporated	46,800	3,848,832
Leidos Holdings Incorporated «	89,311	3,860,021
MasterCard Incorporated Class A	183,500	15,949,820
Maximus Incorporated	91,770	4,512,331
NEC Networks & System Integration Corporation	5,800	91,265
Net One Systems Company Limited	17,400	92,649
NeuStar Incorporated Class A «†	70,000	1,740,900
Nihon Unisys Limited «	9,400	119,338
Nomura Research Institute Limited	18,200	621,121
NS Solutions Corporation	5,200	96,464
NTT Data Corporation	19,000	950,851
OBIC Company Limited	10,600	526,692
Otsuka Corporation	8,700	429,714
Paychex Incorporated	194,500	9,995,355
PayPal Holdings Incorporated †	206,008	7,857,145
Paysafe Group plc †	44,072	242,402
Sabre Corporation	101,853	2,765,309
Science Applications International Corporation	53,239	2,377,121
SCSK Corporation	7,600	291,685
Tata Consultancy Services Limited	143,879	4,575,304
Tech Mahindra Limited	160,321	973,563
TietoEnator Oyj	8,394	219,229
TKC Corporation	2,200	62,293
Transcosmos Incorporated	4,400	97,733
Visa Incorporated Class A	360,644	26,107,019
Western Union Company	299,348	5,466,094
WEX Incorporated †	54,296	3,545,529
Wipro Limited	178,082	1,357,744
Wipro Limited ADR «	13,142	146,928
Wirecard AG	9,255	365,126
Worldpay Group plc †144A	79,838	318,792
Xerox Corporation	576,784	5,542,894

		256,346,010

Semiconductors & Semiconductor Equipment: 2.92%
Advanced Micro Devices Incorporated «†	890,886	1,906,496
Advanced Semiconductor Engineering Incorporated	2,046,821	2,315,940
Advantest Corporation «	25,500	232,905
Aixtron AG †	8,010	29,076
Ams AG	10,795	323,061
Analog Devices Incorporated	189,100	10,020,409
Applied Materials Incorporated	133,959	2,527,806
ARM Holdings plc	132,795	1,824,810
ASM International NV	4,894	206,124

74	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ASM Pacific Technology	46,000	$368,857
ASML Holdings NV	38,883	3,542,157
Atmel Corporation	585,000	4,726,800
Broadcom Limited	48,570	6,506,902
Cavium Incorporated †	78,583	4,674,903
Chipbond Technology Corporation	155,000	240,573
Cree Incorporated «†	144,763	4,594,778
Cypress Semiconductor Corporation «	464,686	3,708,194
Dialog Semiconductor plc †	11,319	371,444
Disco Corporation	5,400	497,470
Epistar Corporation	213,210	168,572
Everlight Electronics Company Limited	83,210	148,384
Fairchild Semiconductor International Incorporated †	156,982	3,149,059
Faraday Technology Corporation	316	439
First Solar Incorporated †	46,000	3,306,020
Gintech Energy Corporation †	8	8
Global PVQ SE †	3,594	27
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Hermes Microvision Incorporated	21,000	515,239
Himax Technologies Incorporated «	29,262	289,401
Infineon Technologies AG	102,520	1,244,328
Inotera Memories Incorporated †	1,007,888	858,056
Intel Corporation	572,302	16,934,416
King Yuan Electronics Company Limited	341,063	266,884
Kinsus Interconnect Technology Corporation	53,582	123,139
KLA-Tencor Corporation	95,370	6,460,364
Lam Research Corporation	96,900	7,102,770
Linear Technology Corporation	145,000	6,324,900
Marvell Technology Group Limited	266,000	2,540,300
Maxim Integrated Products Incorporated	172,300	5,834,078
Media Tek Incorporated	467,531	3,296,314
Microchip Technology Incorporated	123,100	5,476,719
Micron Technology Incorporated †	206,200	2,191,906
Microsemi Corporation †	155,900	5,398,817
Nanya Technology Corporation	199,734	245,784
Novatek Microelectronics Corporation Limited	224,790	924,248
NVIDIA Corporation	309,800	9,715,328
NXP Semiconductors NV †	26,126	1,861,216
ON Semiconductor Corporation †	574,500	4,820,055
Phison Electronics Corporation	34,000	262,627
Powertech Technology Incorporated	181,914	393,132
PV Crystalox Solar plc †	3,180	417
Qorvo Incorporated †	196,739	8,868,994
QUALCOMM Incorporated	278,497	14,144,863
Radiant Opto-Electronics Corporation	114,735	225,047
Realtek Semiconductor Corporation	99,440	249,127
Renesas Electronics Corporation «†	33,400	205,797
Richtek Technology Corporation	11,651	67,490
Rohm Company Limited	15,800	674,225
Sanken Electric Company Limited	24,000	64,619

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	75

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SCREEN Holdings Company Limited	35,000	$259,909
Seoul Semiconductor Company Limited	9,698	111,101
Shindengen Electric Manufacturing Company Limited	9,000	28,620
Shinko Electric Industries	12,800	73,410
Silicon Laboratories Incorporated †	55,165	2,275,556
Silicon Motion Technology Corporation	12,675	427,021
Siliconware Precision Industries Company	885,534	1,358,188
Sino-American Silicon Products Incorporated	122,000	150,417
SK Hynix Incorporated	91,427	2,217,389
Skyworks Solutions Incorporated	116,900	7,768,005
Solarworld AG †	26	297
STMicroelectronics NV	66,138	378,358
Sumco Corporation	21,800	138,494
SunEdison Incorporated «†	405,259	802,413
Synaptics Incorporated †	50,900	4,133,589
Taiwan Semiconductor Manufacturing Company Limited	5,752,298	25,735,417
Teradyne Incorporated	286,035	5,457,548
Texas Instruments Incorporated	121,267	6,429,576
Tokyo Electron Limited	27,100	1,633,519
Tokyo Seimitsu Company Limited	7,800	146,037
Tower Semiconductor Limited †	470	6,335
Transcend Information Incorporated	68,130	207,019
ULVAC Incorporated	6,800	205,110
United Microelectronics Corporation	4,087,301	1,639,274
Vanguard International Semiconductor Corporation	191,000	291,177
VIA Technologies Incorporated †	485	128
Windbond Electronics Corporation †	630,000	178,016
Xilinx Incorporated	155,800	7,356,876
Xinyi Solar Holdings Limited	149	42

		232,380,656

Software: 2.76%
ACI Worldwide Incorporated †	166,200	3,101,292
Ansys Incorporated †	53,445	4,437,004
Aspen Technology Incorporated †	117,024	3,858,281
Asseco Poland SA	17,110	244,427
Autodesk Incorporated †	134,298	6,948,579
AVEVA Group plc	4,997	105,255
Blackbaud Incorporated	64,800	3,663,144
CA Incorporated	183,400	5,371,786
Capcom Company Limited	7,500	156,339
CDK Global Incorporated	224,012	10,055,899
Check Point Software Technologies Limited «†	13,229	1,098,933
Citrix Systems Incorporated †	91,300	6,450,345
Colopl Incorporated	5,900	99,530
CommVault Systems Incorporated †	58,100	2,177,007
Constellation Software Incorporated	1,591	663,822
Dassault Systemes SA	12,679	960,410
Fair Isaac Corporation	40,200	4,000,704
Fidessa Group plc	2,334	73,984
FireEye Incorporated «†	200,792	3,401,416

76	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Software (continued)
Fortinet Incorporated †	86,100	$2,445,240
Fuji Soft Incorporated	4,700	95,475
Gemalto NV	6,728	428,677
Guidewire Software Incorporated †	100,423	4,943,824
GungHo Online Entertainment Incorporated «	66,800	159,258
IGG Incorporated	195,000	83,250
Intuit Incorporated	48,042	4,642,779
Koei Techmo Holdings Company Limited	9,600	148,009
Konami Corporation	15,600	378,574
Manhattan Associates Incorporated †	102,620	5,670,781
Micro Focus International plc	13,826	282,559
Microsoft Corporation	968,773	49,291,170
NCsoft Corporation	2,292	445,666
NetSuite Incorporated «†	22,200	1,341,324
Nexon Company Limited	22,300	334,966
NHN Entertainment Corporation †	4,635	204,273
Nice Systems Limited	6,731	403,691
Nintendo Company Limited	17,100	2,393,556
Nippon System Development Company Limited	8,000	119,142
Nuance Communications Incorporated †	149,000	2,906,990
Open Text Corporation	11,200	556,854
Oracle Corporation (Japan)	5,800	283,669
Oracle Financials Services	4,122	193,811
Playtech plc	18,069	211,907
Proofpoint Incorporated †	56,748	2,658,076
PTC Incorporated †	160,925	4,974,192
Qlik Technologies Incorporated †	130,700	3,034,854
Red Hat Incorporated †	109,011	7,123,869
Salesforce.com Incorporated †	113,468	7,687,457
SAP SE	88,957	6,707,652
ServiceNow Incorporated †	91,351	5,023,391
Software AG	6,805	239,902
Splunk Incorporated †	78,578	3,426,001
Square Enix Company Limited	12,400	291,858
SS&C Technologies Holdings	112,900	6,580,941
Symantec Corporation	409,500	7,907,445
Tableau Software Incorporated Class A †	32,132	1,466,826
Take-Two Interactive Software Incorporated †	117,740	4,237,463
Temenos Group AG	5,073	248,475
The Sage Group plc	119,600	986,899
Trend Micro Incorporated	17,600	640,494
Tyler Technologies Incorporated †	45,624	5,489,480
Ubisoft Entertainment SA †	8,390	240,046
Ultimate Software Group Incorporated †	40,285	6,919,352
V1 Group Limited	1,400	74
Verint Systems Incorporated †	87,280	3,101,058
VMware Incorporated Class A «†	16,511	833,640
Workday Incorporated Class A †	67,890	4,103,951
Xero Limited «†	14,012	138,098

		218,895,096

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	77

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 2.19%
3D Systems Corporation «†	136,700	$1,458,589
Acer Incorporated †	679,311	240,637
Advantech Company Limited	130,836	899,923
Apple Incorporated	1,033,143	99,894,597
Asustek Computer Incorporated	229,601	1,881,875
Blackberry Limited †	42,015	327,922
Brother Industries Limited	38,400	419,427
Canon Incorporated	161,100	4,540,530
Canon Incorporated ADR	7	197
Catcher Technology Company Limited	222,614	1,721,052
Chicony Electronics Company Limited	116,539	252,788
Clevo Company	125,978	120,236
Compal Electronic Incorporated	1,550,754	903,320
Diebold Incorporated	88,436	2,194,982
Eizo Nanao Corporation	3,500	89,737
Electronics For Imaging Incorporated †	67,000	2,653,870
Foxconn Technology Company Limited	274,505	537,515
FUJIFILM Holdings Corporation	72,500	2,717,314
Gigabyte Technology Company Limited	100,000	107,754
Hewlett Packard Enterprise Company	209,351	2,778,088
Hewlett-Packard Incorporated	209,690	2,241,586
HTC Corporation	165,691	397,802
Inventec Company Limited	871,583	618,817
Jess Link Products Company Limited	143	121
Konica Minolta Holdings Incorporated	74,000	620,442
Lenovo Group Limited	2,090,000	1,741,710
Lexmark International Incorporated Class A	83,700	2,596,374
Lite-On Technology Corporation	533,177	611,172
Logitech International SA	18,355	283,345
Micro-Star International Company Limited	406,218	540,891
NCR Corporation †	164,100	3,833,376
NEC Corporation	390,149	988,029
Neopost SA	3,201	68,092
NetApp Incorporated	177,826	4,417,198
Pegatron Corporation	620,150	1,460,030
Qisda Corporation	171,392	53,709
Quanta Computer Incorporated	913,766	1,534,819
Ricoh Company Limited	111,565	1,101,774
Riso Kagaku Corporation	7,400	110,251
Ritek Corporation †	159	13
Samsung Electronics Company Limited	18,651	17,780,315
Samsung SDS Company Limited	6,077	911,919
Seagate Technology plc «	178,507	5,597,980
Seiko Epson Corporation	50,400	810,334
Stratasys Limited «†	3,967	74,778
Toshiba TEC Corporation	25,000	78,200
Wacom Company Limited	32,000	138,397
Western Digital Corporation	26,600	1,157,898
Wincor Nixdorf AG †	2,644	134,093
Wistron Corporation	549,400	325,074

		173,968,892

78	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Materials: 4.75%

Chemicals: 2.21%
Adeka Corporation	15,200	$201,347
Agrium Incorporated	14,300	1,231,407
Air Liquide SA	32,542	3,387,756
Air Water Incorporated	30,000	424,771
Akzo Nobel NV	24,630	1,446,169
Albemarle Corporation	69,000	3,879,180
Alexandria Mineral Oils Company	1,424	4,163
Arkema SA	6,977	425,967
Asahi Kasei Corporation	196,000	1,109,145
Ashland Incorporated	37,300	3,554,317
Asian Paints Limited	98,719	1,220,727
Axalta Coating Systems Limited †	81,300	2,110,548
Axiall Corporation	95,500	1,900,450
BASF SE	83,164	5,392,184
Batu Kawan Bhd	35,500	149,869
Cabot Corporation	85,607	3,812,080
Castrol India Limited	27,072	145,198
Celanese Corporation Series A	88,900	5,364,226
China Steel Chemical Corporation	35,000	122,105
Christian Hansen Holding AS	8,826	544,668
Chugoku Marine Paints Limited	12,000	79,098
Ciech SA †	645	11,858
Clariant AG	25,999	433,590
Corbion NV	9,177	203,903
Croda International plc	12,671	521,269
Daicel Chemical Industries Limited	54,700	697,968
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	60,935
Dainippon Ink & Chemicals Incorporated	135,000	290,423
Denka Company Limited	69,000	244,423
Dow Chemical Company	134,844	6,554,767
DuluxGroup Limited	61,858	287,411
E.I. du Pont de Nemours & Company	102,899	6,263,462
Ecolab Incorporated	49,238	5,049,357
EMS-Chemie Holdings AG	754	349,633
Essentra plc	22,982	265,535
Eternal Chemical Company Limited	145,041	142,346
Evonik Industries AG	10,659	320,215
Formosa Chemicals & Fibre Corporation	1,130,495	2,532,686
Formosa Plastics Corporation	1,521,709	3,597,410
Frutarom Industries Limited	1,818	93,768
Fufeng Group Limited	200	64
Fujimori Kogyo Company Limited	3,100	66,499
GCP Applied Technologies Incorporated †	43,035	763,011
Givaudan SA	948	1,770,219
Grupa Azoty SA †	20,022	469,463
Hanwha Chem Corporation	19,613	379,251
Hexpol AB	40,678	407,941
Hitachi Chemical Company Limited	15,000	244,107
Huntsman Corporation	277,600	3,014,736

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	79

Security name	Shares	Value

Chemicals (continued)
Hyosung Corporation	5,120	$515,983
Incitec Pivot Limited	260,881	539,942
Indorama Ventures PCL	398,233	240,303
International Flavors & Fragrances Incorporated	47,800	4,937,262
Ishihara Sangyo Kaisha Limited †	110,000	70,210
Israel Chemicals Limited	39,013	150,048
Johnson Matthey plc	18,533	654,417
JSR Corporation	32,000	448,583
K&S AG	16,172	338,045
Kaneka Corporation	51,000	381,930
Kansai Paint Company Limited	44,000	603,810
Kemira Oyj	9,572	109,453
Kolon Industries Incorporated	3,691	200,706
Koninklijke DSM NV	19,457	957,145
Kumho Petrochemical Company Limited	2,618	130,612
Kuraray Company Limited	57,100	624,360
Kureha Corporation	28,000	91,249
LANXESS AG	8,492	351,493
LG Chem Limited	7,139	1,735,373
Linde AG	17,717	2,452,870
Lintec Corporation	9,300	172,331
Lotte Chemical Corporation	3,390	876,892
LyondellBasell Industries NV Class A	43,900	3,521,219
Methanex Corporation «	12,000	379,601
Mexichem SAB de CV	342,879	714,315
Minerals Technologies Incorporated	44,784	2,275,923
Mitsubishi Chemical Holdings Corporation	225,600	1,138,320
Mitsubishi Gas Chemical Company Incorporated	66,000	307,995
Mitsui Chemicals Incorporated	162,000	529,316
Monsanto Company	81,508	7,334,905
Nan Ya Plastics Corporation	1,624,125	3,098,124
NewMarket Corporation	14,178	5,176,955
Nihon Nohyaku Company Limited	10,000	54,672
Nihon Parkerizing Company Limited	19,000	152,578
Nippon Kayaku Company Limited	27,000	264,431
Nippon Paint Company Limited	29,200	584,499
Nippon Shokubai Company Limited	5,100	254,685
Nippon Soda Company Limited	28,000	125,913
Nippon Synthetic Chemical Industry Company Limited	7,000	41,280
Nissan Chemical Industries Limited	22,900	516,448
Nitto Denko Corporation	24,700	1,308,341
NOF Corporation	27,000	192,550
Novozymes AS Class B «	23,343	1,000,725
Nufarm Limited	41,407	201,585
Nuplex Industries Limited	34,891	115,630
OIC Company Limited	2,946	217,926
Okamoto Industries Incorporated	14,000	116,220
Olin Corporation	176,648	2,677,984
Orica Limited	58,314	591,484
Oriental Union Chemical Corporation	186,626	120,848

80	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Chemicals (continued)
Osaka Soda Company Limited	20,000	$72,483
Petkim Petrokimya Holding SA	123,111	144,940
Petronas Chemicals Group Bhd	692,200	1,111,466
PolyOne Corporation	114,000	3,067,740
Potash Corporation of Saskatchewan	82,800	1,403,255
PPG Industries Incorporated	47,900	4,623,787
PTT Global Chemical PCL	620,523	936,096
RPM International Incorporated	77,318	3,158,440
Sakai Chemical Industry Company Limited	13,000	33,844
Samsung Fine Chemicals Company	4,271	128,296
Sanyo Chemical Industries Limited	13,000	84,584
Scotts Miracle-Gro Company Class A	61,992	4,278,688
Shikoku Chemicals Corporation	9,000	65,246
Shin-Etsu Chemical Company Limited	60,800	3,052,865
Showa Denko KK	209,000	207,519
Sidi Kerir Petrochemcials Company	9,866	13,849
Sika AG	199	755,687
SK Chemicals Company Limited	4,328	279,530
SK Materials Company Limited	682	65,107
SKC Company Limited	4,380	110,019
Solvay SA	7,552	697,511
Sumitomo Bakelite Company Limited	36,000	148,039
Sumitomo Chemical Company Limited	248,000	1,085,958
Symrise AG	9,598	612,018
Syngenta AG	8,855	3,546,249
Synthos SA	150,781	148,870
T. Hasegawa Company Limited	4,600	57,078
Taekwang Industrial Company Limited	176	144,477
Taiwan Fertilizer Company Limited	147,000	197,032
Taiyo Holdings Company Limited	3,100	97,918
Taiyo Nippon Sanso Corporation	28,000	254,630
Takasago International Corporation	2,600	52,773
Teijin Limited	145,000	467,132
The Chemours Company	246,399	1,264,027
The Israel Corporation Limited	200	28,355
The Mosaic Company	197,313	5,258,391
The Sherwin-Williams Company	14,800	4,003,400
The Valspar Corporation	42,700	3,340,848
Toagosei Company Limited	25,500	192,163
Tokai Carbon Company Limited	40,000	94,925
Tokuyama Corporation †	66,000	92,338
Tokyo Ohka Kogyo Company Limited	6,600	172,993
Toray Industries Incorporated	244,000	1,949,458
Tosoh Corporation	95,000	361,115
Toyo Ink Manufacturing Company Limited	45,000	168,666
Toyobo Company Limited	171,000	248,400
UBE Industries Limited Japan	156,000	263,944
Umicore SA	12,219	551,266
United Phosphorus Limited	115,943	647,037
Victrex plc	9,279	198,922

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	81

Security name	Shares	Value

Chemicals (continued)
W.R. Grace & Company	43,035	$2,958,226
Wacker Chemie AG	1,172	92,762
Westlake Chemical Corporation	21,000	905,520
Yara International ASA	16,864	653,512
Zeon Corporation	32,000	203,607

		175,892,115

Construction Materials: 0.46%
Adelaide Brighton Limited	81,546	287,359
Ambuja Cements Limited	238,447	654,573
Anhui Conch Cement Company Limited H Shares	341,000	685,849
Asia Cement Corporation	875,058	724,712
Associated Cement Companies Limited	9,386	163,783
Boral Limited	121,372	504,376
Brickworks Limited	11,048	115,431
Buzzi Unicem SpA	3,462	52,672
Cemex SAB de CV †	4,016,903	2,213,396
China Resources Cement Holdings Limited	336,369	83,357
CRH plc	73,433	1,883,596
CSR Limited	85,052	179,220
Eagle Materials Incorporated	64,800	3,915,216
Fletcher Building Limited - Australia Exchange	8,657	40,657
Fletcher Building Limited - New Zealand Exchange	120,402	565,660
Grasim Industries Limited	9,932	482,803
Heidelbergcement AG	13,467	985,152
Imerys SA	3,080	186,349
Italcementi SpA	33,149	372,151
James Hardie Industries NV	75,959	965,627
Lafarge Malayan Cement Bhd	55,470	119,778
LafargeHolcim Limited	16,849	667,147
LafargeHolcim Limited - Switzerland Exchange	23,023	905,842
Martin Marietta Materials Incorporated	39,717	5,664,439
PT Indocement Tunggal Prakarsa Tbk	408,500	611,214
PT Semen Gresik Persero Tbk	663,500	508,266
RHI AG «	2,303	38,390
Shree Cement Limited	2,671	390,645
Siam City Cement PCL	10,000	83,357
Suez Cement Company	4,510	9,519
Sumitomo Osaka Cement Company Limited	74,000	270,343
Taiheiyo Cement Corporation	196,000	416,523
Taiwan Cement Corporation	1,183,746	1,063,507
TCC International Holdings Limited	121,000	18,047
The Siam Cement PCL	102,934	1,275,087
Titan Cement Company SA	8,513	148,351
Ultra Tech Cement Limited	22,119	894,328
Ultratech Cement Limited GDR	1,352	54,704
Vicat SA	887	51,787
Vulcan Materials Company	81,500	8,030,195

		36,283,408

82	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Containers & Packaging: 0.53%
Amcor Limited	200,297	$1,997,187
AptarGroup Incorporated	87,782	6,470,411
Avery Dennison Corporation	52,900	3,444,848
Bemis Company Incorporated	133,614	6,556,439
BillerudKorsnas AB	28,295	445,136
CCL Industries Incorporated Class B	1,924	294,274
DS Smith plc	99,241	534,365
FP Corporation	4,200	160,504
Fuji Seal International Incorporated	4,300	136,987
Huhtamaki Oyj	10,786	356,645
International Paper Company	47,100	1,681,470
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	66,837
Orora Limited	243,074	395,195
Owens-Illinois Incorporated †	219,000	3,276,240
Packaging Corporation of America	57,700	2,798,450
Rengo Company Limited	36,000	175,868
Rexam plc	67,076	567,955
RPC Group plc	28,420	291,096
Smurfit Kappa Group plc	16,584	382,511
Sonoco Products Company	140,539	6,141,554
Toyo Seikan Kaisha Limited	26,100	443,601
WestRock Company	153,180	5,172,889

		41,790,462

Metals & Mining: 1.41%
Acerinox SA	8,018	87,277
Aeris Resources Limited †	7,674	230
African Minerals Limited «†(a)	22,055	0
Agnico-Eagle Mines Limited	19,266	677,941
Aichi Steel Corporation	18,000	67,300
Alacer Gold Corporation †	17,005	34,060
Alamos Gold Incorporated Class A	24,548	112,489
Alcoa Incorporated «	776,800	6,936,824
Allegheny Technologies Incorporated «	148,500	1,991,385
Alumina Limited «	478,202	457,793
Anglo American Platinum Limited †	11,072	228,151
Anglo American plc	133,132	883,382
Anglogold Ashanti Limited †	103,958	1,350,361
Antofagasta plc	33,519	228,821
ArcelorMittal «	92,503	358,866
Asahi Holdings Incorporated	8,000	104,072
Aurubis AG	3,804	171,643
B2Gold Corporation †	55,517	61,959
Barrick Gold Corporation	107,200	1,489,549
Bekaert SA	3,186	113,728
BHP Billiton Limited	487,146	5,492,800
BHP Billiton plc	191,237	1,923,557
BlueScope Steel Limited	113,681	443,615
Boliden AB	25,134	376,435

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	83

Security name	Shares	Value

Metals & Mining (continued)
Centerra Gold Incorporated	13,776	$75,753
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	4
China Steel Corporation	3,740,348	2,311,456
Chung Hung Steel Corporation †	954	173
Commercial Metals Company	157,505	2,313,748
Daido Steel Company Limited	74,000	278,515
Delong Holdings Limited †(a)	1,400	349
Detour Gold Corporation †	15,148	238,584
Dominion Diamond Corporation	10,250	107,727
Dongkuk Steel Mill Company Limited †	6,732	31,992
Dowa Mining Company Limited	49,000	280,251
El Ezz Aldekhela Steel Alexandria	164	4,005
Eldorado Gold Corporation	67,207	201,174
Eregli Demir Ve Celik Fabrikalari Tas	657,512	762,643
Ezz Steel †	15,612	12,685
Feng Hsin Iron & Steel Company	115,690	135,907
First Majestic Silver Corporation †	10,800	50,129
First Quantum Minerals Limited	56,722	206,681
Fortescue Metals Group Limited «	312,131	453,002
Franco-Nevada Corporation	13,507	806,127
Freeport-McMoRan Incorporated «	683,900	5,218,157
Fresnillo plc	15,690	217,536
G-Resources Group Limited	6,447,000	182,375
Glencore International plc	1,001,463	1,838,431
Goldcorp Incorporated	77,180	1,108,928
Grupo Mexico SAB de CV Class B	1,380,356	2,903,849
Hindalco Industries Limited	159,435	160,244
Hindalco Industries Limited GDR 144A	47,917	48,142
Hindustan Zinc Limited	43,032	101,029
Hitachi Metals Limited	32,000	340,476
Hudbay Minerals Incorporated	14,987	44,197
Hyundai Steel Company	13,240	595,539
IAMGOLD Corporation †	35,249	85,452
Iluka Resources Limited	79,595	380,792
Independence Group NL	42,669	77,789
Industrias Penoles SAB de CV	28,068	328,982
JFE Holdings Incorporated	86,492	1,035,101
JSW Steel Limited	25,023	411,579
KGHM Polska Miedz SA	48,720	826,323
Kinross Gold Corporation †	113,307	331,630
Kobe Steel Limited	556,000	427,688
Korea Zinc Company Limited	2,063	746,408
Koza Altin Isletmeleri AS	13,742	75,058
Kurimoto Limited	22,000	29,997
Kyoei Steel Limited	5,200	79,521
Labrador Iron Ore Royalty Company	2,785	20,707
Lundin Mining Corporation †	45,155	125,486
Maruichi Steel Tube Limited	12,300	334,552
Mercator Minerals Limited †(a)	33,385	0

84	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Metals & Mining (continued)
Midas Holdings Limited	65,000	$12,238
Mitsubishi Materials Corporation	193,000	543,296
Mitsubishi Steel Manufacturing Company Limited	27,000	41,595
Mitsui Mining & Smelting Company Limited	112,000	172,722
MMC Norilsk Nickel PJSC	187,999	2,267,524
Mongolian Mining Corporation †	408,750	2,470
Mytilineos Holdings SA	1,209	4,352
Neturen Company Limited	6,900	44,240
Nevsun Resources Limited	18,400	59,837
New Gold Incorporated †	45,386	153,635
Newcrest Mining Limited †	120,892	1,517,708
Newmont Mining Corporation	311,564	8,047,698
Nippon Denko Company Limited	10,000	14,702
Nippon Light Metal Holdings Company Limited	103,200	160,826
Nippon Steel Corporation	142,400	2,457,439
Nisshin Steel Holdings Company Limited	17,264	204,376
Nittetsu Mining Company Limited	12,000	44,630
NMDC Limited	207,319	247,065
Norsk Hydro ASA	97,893	388,677
Northern Dynasty Minerals †	2,200	764
Northern Star Resources Limited	87,386	243,961
NovaCopper Incorporated †	2,136	710
NovaGold Resources Incorporated †	12,820	63,484
Novolipet Steel GDR Register Shares	18,613	182,221
Nucor Corporation	193,610	7,616,617
Nyrstar Strip Voter-Verified Paper Record †(a)	3,073	0
OSAKA Titanium Technologies Company	3,700	58,680
Osisko Gold Royalties Limited	3,915	40,423
Outokumpu Oyj «†	8,348	28,258
OZ Minerals Limited	56,980	204,213
Pacific Metals Company Limited «†	27,000	75,783
Pan American Silver Corporation	16,145	155,006
Petropavlovsk plc †	9,120	872
Philex Mining Corporation	24	3
POSCO	12,853	2,072,715
PT Aneka Tambang Tbk †	186	5
Randgold Resources Limited	8,688	789,212
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	164,235
Reliance Steel & Aluminum Company	99,700	6,070,733
Rio Tinto Limited	71,120	2,040,557
Rio Tinto plc	117,359	3,086,876
Royal Gold Incorporated	91,785	4,256,070
Salzgitter AG	2,771	63,141
Sandfire Resources NL	24,651	99,689
Sanyo Special Steel Company Limited	26,000	121,295
Semafo Incorporated †	21,405	75,938
Silver Standard Resources Incorporated †	5,023	29,106
Silver Wheaton Corporation	32,641	514,826
Sims Group Limited	28,188	134,644

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	85

Security name	Shares	Value

Metals & Mining (continued)
Sociedad Minera Cerro Verde SA †	3,244	$55,472
South32 Limited - Athens Exchange †	525,142	467,279
South32 Limited - London Exchange †	191,237	170,383
Southern Copper Corporation «	55,608	1,331,256
SSAB Svenskt Stal AB Class A «†	20,546	55,533
SSAB Svenskt Stal AB Class B †	4,150	9,605
Steel Authority of India Limited	105,948	54,137
Steel Dynamics Incorporated	337,000	6,130,030
Sumitomo Metal Mining Company Limited	81,000	870,505
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	178,285
Teck Resources Limited Class B «	45,708	264,519
Thyssenkrupp AG	36,326	613,712
Toho Titanium Company Limited	7,700	64,598
Toho Zinc Company Limited	26,000	68,383
Tokyo Steel Manufacturing Company Limited	16,100	102,992
Ton Yi Industrial Corporation	243,350	112,514
Topy Industries Limited	36,000	69,492
Trans Hex Group Limited	3,465	611
Turquoise Hill Resources Limited †	57,728	127,573
UACJ Corporation	44,000	91,802
United States Steel Corporation «	199,100	1,815,792
Vale SA	502,846	1,478,904
Vedanta Limited	301,698	312,403
Viohalco SA †	1,430	1,631
Voestalpine AG	9,874	285,049
Worthington Industries Incorporated	64,239	1,998,475
Yamana Gold Incorporated	78,246	221,495
Yamato Kogyo Company Limited	7,200	148,638
Yieh Phui Enterprise	14,220	3,422
Yodogawa Steel Works Limited	6,200	132,046
Young Poong Corporation	239	204,080

		111,954,794

Paper & Forest Products: 0.14%
Canfor Corporation †	8,208	84,931
Daio Paper Corporation «	22,000	172,834
Domtar Corporation	85,600	3,012,264
Empresas CMPC SA	458,328	1,039,151
Fibria Celulose SA	78,215	857,033
Hokuetsu Paper Mills Limited	29,500	164,750
Holmen AB Class B	6,246	182,774
Kapstone Paper & Packaging Corporation	117,800	1,206,272
Mitsubishi Paper Mills Limited †	65,000	45,523
Mondi Limited	35,625	635,764
Mondi plc	33,273	593,634
Nippon Paper Industries Company Limited	17,100	288,871
OJI Paper Company Limited	146,000	551,673
Stella-Jones Incorporated	9,800	346,296
Stora Enso Oyj	69,844	575,048

86	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Paper & Forest Products (continued)
Tokushu Tokai Holdings Company Limited	24,000	$79,461
UPM-Kymmene Oyj	55,974	946,839
West Fraser Timber Company Limited	6,150	190,136
YFY Incorporated	433,565	131,301

		11,104,555

Telecommunication Services: 2.81%

Diversified Telecommunication Services: 1.78%
AT&T Incorporated	745,977	27,563,850
BCE Incorporated	28,401	1,226,722
Bezeq Israeli Telecommunication Corporation Limited	178,458	400,079
BT Group plc	777,324	5,234,622
Cable & Wireless Communication plc	241,619	253,225
Cellnex Telecom SAU	24,087	384,940
CenturyLink Incorporated	327,060	10,004,765
China Telecom Corporation Limited H Shares	4,440,000	2,128,230
China Unicom Limited	1,731,688	1,990,330
Chorus Limited †	60,850	157,080
Chunghwa Telecom Company Limited	1,185,602	3,721,347
Citic 1616 Holdings Limited	481	192
Deutsche Telekom AG	295,083	4,935,852
Elisa Oyj	17,138	610,673
Frontier Communications Corporation «	719,341	3,891,635
Hellenic Telecommunications Organization SA	66,898	557,584
Hong Kong Broadband Network Limited	153,000	204,163
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	715,364	989,620
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	66,004
Iliad SA	1,823	446,573
Inmarsat plc	40,614	550,733
Koninklijke KPN NV	274,617	1,011,978
KT Corporation	20,261	472,982
Level 3 Communications Incorporated †	176,481	8,568,153
LG Uplus Corporation	33,879	291,413
Manitoba Telecom Services Incorporated	5,945	148,208
Nippon Telegraph and Telephone Corporation	101,800	4,310,957
Ooredoo QSC	33,164	810,319
Orange Polska SA	132,850	208,660
Orange SA	204,770	3,546,703
PCCW Limited	819,477	520,422
Proximus SA	15,466	486,674
PT Telekomunikasi Indonesia Persero Tbk	15,507,084	3,758,113
PT Xl Axiata Tbk †	521,500	152,007
Rostelecom Sponsored ADR	3,611	25,638
SBA Communications Corporation Class A †	75,698	7,182,983
Singapore Telecommunications Limited	1,162,100	3,078,039
Spark New Zealand Limited	198,250	447,646
Swisscom AG	2,129	1,037,395
Taicom PCL	188,600	154,829
TalkTalk Telecom Group plc «	57,843	191,294

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	87

Security name	Shares	Value

Diversified Telecommunication Services (continued)
TDC AS	101,735	$431,644
Telecom Egypt Company	36,313	31,218
Telecom Italia SpA †	885,010	859,962
Telecom Italia SpA RSP	592,709	457,189
Telecom Malaysia Bhd	653,250	1,025,108
Telefonica Brasil SA	8,717	73,699
Telefonica Deutschland Holding AG	91,645	442,872
Telefonica SA	386,950	3,858,342
Telenor ASA	70,077	1,046,173
Telesites SAB de CV †	465,117	247,823
TeliaSonera AB	284,399	1,305,940
Telstra Corporation Limited	677,674	2,533,216
Telus Corporation	19,486	567,586
Tiscali SpA †	588	33
TPG Telecom Limited	71,200	532,045
True Corporation PCL †	2,296,967	454,494
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	227,885
Verizon Communications Incorporated	493,497	25,035,103
Vocus Communications Limited	44,393	259,246

		141,112,210

Wireless Telecommunication Services: 1.03%
Advanced Info Service PCL - Foreign Register	353,800	1,693,037
America Movil SAB de CV Class L	9,302,336	6,331,540
Axiata Group Bhd	922,734	1,298,667
Bharti Airtel Limited	447,901	2,065,789
Bharti Infratel Limited	191,564	997,430
China Mobile Limited	1,671,500	17,834,065
Digi.com Bhd	901,400	1,056,628
Drillisch AG	7,270	293,753
Empresa Nacional de Telecomunicaciones SA	22,604	190,080
Far Eastone Telecommunications Company Limited	553,722	1,155,109
Freenet AG	9,566	284,202
Global Telecom Holding †	313,006	82,348
Globe Telecom Incorporated	8,330	309,669
Idea Cellular Limited	292,014	444,620
Intouch Holdings PCL	282,100	460,969
Intouch Holdings PCL Class F	137,100	224,139
KDDI Corporation	282,800	7,224,968
M1 Limited	94,400	169,770
Maxis Bhd	514,200	748,148
MegaFon OAO	49,841	582,114
Millicom International Cellular SA	6,159	295,008
Mobile Telesystems ADR	144,012	1,008,084
MTN Group Limited «	468,308	3,937,067
NTT DOCOMO Incorporated	204,300	4,755,427
Okinawa Cellular Telephone Company	2,400	67,872
Orascom Telecom Media & Technology Holding SAE	313,006	23,585
Philippine Long Distance Telephone Company	24,955	957,765

88	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Wireless Telecommunication Services (continued)
PT Indonesian Satellite Corporation Tbk †	241,500	$93,441
PT Tower Bersama Infrastructure Tbk †	565,500	243,892
Reliance Communications Limited †	442,880	333,996
Reliance Communications Limited GDR †144A	32,828	24,828
Rogers Communications Incorporated Class B	35,000	1,295,492
SK Telecom Company Limited	6,460	1,217,830
SmarTone Telecommunications Holding Limited	53,688	88,361
SoftBank Group Corporation	146,245	7,186,593
Sprint Corporation «†	113,174	389,319
StarHub Limited	109,000	264,245
Taiwan Mobile Company Limited	554,202	1,705,417
Tele2 AB Class B	29,579	244,268
Telephone & Data Systems Incorporated	128,176	3,424,863
Tim Participacoes SA	177,415	307,065
Total Access Communication PCL	81,100	72,838
Total Access Communication PCL Non-voting	111,100	99,526
Turkcell Iletisim Hizmetleri AS	272,349	1,015,185
VimpelCom Limited ADR	49,963	176,869
Vodacom Group Proprietary Limited	171,634	1,622,518
Vodafone Group plc	2,460,756	7,463,225
Vodafone Qatar	126,716	357,254

		82,118,878

Utilities: 4.48%

Electric Utilities: 1.81%
Acciona SA	2,541	193,130
ALLETE Incorporated	61,932	3,283,635
American Electric Power Company Incorporated	57,180	3,530,865
AusNet Services	355,680	371,114
CEZ AS	55,424	816,823
Cheung Kong Infrastructure Holdings Limited	104,000	1,060,629
Chubu Electric Power Company Incorporated	107,900	1,422,393
Cleco Corporation	82,296	3,778,209
CLP Holdings Limited	308,000	2,684,982
Contact Energy Limited	167,998	495,226
Duke Energy Corporation	82,021	6,092,520
Edison International	39,968	2,724,219
El Paso Electric Company	54,000	2,205,900
Electricite de France SA	26,434	278,492
Emera Incorporated	12,523	416,878
Endesa SA	29,051	523,618
Enea SA	23,564	65,082
Enel SpA	620,103	2,478,203
Energa SA	97,841	310,355
Energias de Portugal SA	245,535	760,419
Enersis SA	5,359,575	1,351,670
Entergy Corporation	108,146	7,809,223
Eversource Energy	192,257	10,439,555
Exelon Corporation	109,271	3,440,944

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	89

Security name	Shares	Value

Electric Utilities (continued)
FirstEnergy Corporation	256,446	$8,583,248
Fortis Incorporated	25,374	703,458
Fortum Oyj	40,768	540,176
Great Plains Energy Incorporated	214,546	6,294,780
Hawaiian Electric Industries Incorporated	146,177	4,291,757
HK Electric Investments Limited 144A	614,500	513,527
Hokkaido Electric Power Company Incorporated †	30,100	255,008
Hokuriku Electric Power Company	29,400	438,254
Iberdrola SA	537,383	3,461,932
IDACORP Incorporated	70,044	4,970,322
Infratil Limited	115,574	236,580
Kansai Electric Power Company Incorporated †	120,900	1,328,383
Korea Electric Power Corporation	41,924	1,988,927
Kyushu Electric Power Company Incorporated †	69,700	700,867
Manila Electric Company	106,140	725,496
Nextera Energy Incorporated	54,811	6,183,777
OGE Energy Corporation	114,596	2,851,148
Pepco Holdings Incorporated	147,288	3,856,000
Pinnacle West Capital Corporation	64,604	4,446,693
PNM Resources Incorporated	108,337	3,458,117
Polska Grupa Energetyczna SA	252,746	816,006
Portland General Electric Company	123,535	4,700,507
Power Assets Holdings Limited	203,605	1,928,332
Power Grid Corporation of India Limited	426,776	810,824
PPL Corporation	83,366	2,916,976
Public Power Corporation SA	10,093	34,451
Red Electrica Corporacion SA	10,670	843,814
Scottish & Southern Energy plc	99,473	1,905,289
Shikoku Electric Power Company Incorporated	32,900	472,342
Spark Infrastructure Group	255,559	380,223
Tata Power Company Limited	384,258	321,688
Tauron Polska Energia SA	210,484	133,193
Tenaga Nasional Bhd	752,837	2,348,923
Terna SpA	126,682	659,158
The Chugoku Electric Power Company Incorporated	50,000	668,313
The Okinawa Electric Power Company Incorporated	3,900	95,977
The Southern Company	106,645	5,138,156
Tohoku Electric Power Company Incorporated	74,100	947,130
Tokyo Electric Power Company Incorporated †	127,300	644,827
Trustpower Limited	3,817	18,390
Westar Energy Incorporated	85,613	3,720,741
Xcel Energy Incorporated	57,438	2,271,099

		144,138,893

Gas Utilities: 0.80%
AGL Resources Incorporated	70,169	4,536,426
APA Group	176,480	1,094,058
Atmos Energy Corporation	58,766	4,078,948
Aygaz AS	12,972	46,570
China Gas Holdings Limited	654,000	870,886

90	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name	Shares	Value

Gas Utilities (continued)
China Resources Gas Group Limited	210,000	$547,822
Enagas SA	21,486	603,111
ENN Energy Holdings Limited	136,000	621,198
Gail India Limited	63,415	282,879
Gas Natural SDG SA «	33,541	584,092
Hong Kong & China Gas Company Limited	1,139,366	2,002,383
Infraestructura Energetica Nova SAB de CV	107,712	421,818
Korea Gas Corporation	5,695	176,813
National Fuel Gas Company	117,800	5,381,104
New Jersey Resources Corporation	116,300	4,026,306
ONE Gas Incorporated	72,597	4,209,174
Osaka Gas Company Limited	307,000	1,170,001
Petronas Gas Bhd	166,800	872,864
Piedmont Natural Gas Company	110,472	6,563,142
PT Perusahaan Gas Negara Persero Tbk	2,360,000	464,433
Questar Corporation	243,403	6,029,092
Rubis SCA	5,279	390,076
Saibu Gas Company Limited	65,000	140,042
Shizuoka Gas Company Limited	11,500	73,303
Snam SpA	230,938	1,244,526
South Jersey Industries Incorporated	93,200	2,371,940
Southwest Gas Corporation	64,307	3,922,727
Superior Plus Corporation «	9,992	64,029
Toho Gas Company Limited	76,000	529,775
Tokyo Gas Company Limited	337,000	1,555,504
Towngas China Company Limited	127,000	64,599
UGI Corporation	99,958	3,694,448
WGL Holdings Incorporated	67,611	4,610,394

		63,244,483

Independent Power & Renewable Electricity Producers: 0.25%
Aboitiz Power Corporation	386,100	348,545
AES Corporation	392,500	3,846,500
AES Gener SA	472,711	209,604
Algonquin Power & Utilities Corporation	41,900	322,379
Calpine Corporation †	196,300	2,465,528
Capital Power Corporation	7,700	98,626
China Longyuan Power Group Corporation H Shares	1,165,000	637,182
China Power International Development Limited	969,000	404,298
China Renewable Energy Investment Limited †	15,871	384
China Resources Power Holdings Company	617,185	996,667
Colbun SA	1,637,920	416,017
Drax Group plc «	35,738	115,263
EDP Renovaveis SA	9,632	69,132
Electric Power Development Company Limited	27,700	855,149
Electricity Generating PCL	111,800	522,445
Empresa Nacional de Electricidad SA	1,148,063	1,515,501
Enel Green Power SpA	152,321	295,066
Energy Development Corporation	1,562,250	187,274
Etrion Corporation †	2,567	549

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	91

Security name	Shares	Value

Independent Power & Renewable Electricity Producers (continued)
Glow Energy PCL	209,800	$475,480
Huaneng Power International Incorporated H Shares	1,186,000	930,036
Malakoff Corporation Bhd	1,131,300	430,157
Neyveli Lignite Corporation Limited	4,901	4,589
NHPC Limited	186,049	54,668
Northland Power Incorporated «	23,700	333,166
NRG Energy Incorporated	186,589	2,011,429
NTPC Limited	682,862	1,191,760
Ratchaburi Electricity Generating Holding PCL ADR	20,700	29,775
Talen Energy Corporation †	87,512	556,576
Tractebel Energia SA	78,129	686,818
Transalta Corporation «	24,700	108,256

		20,118,819

Multi-Utilities: 1.38%
A2A SpA	134,739	154,131
AGL Energy Limited	109,173	1,424,905
Alliant Energy Corporation	66,018	4,485,923
Ameren Corporation	147,062	6,904,561
ATCO Limited Class I	8,258	218,932
Avista Corporation	84,620	3,198,636
Black Hills Corporation	71,242	3,990,264
Canadian Utilities Limited Class A	11,598	279,021
CenterPoint Energy Incorporated	251,210	4,680,042
Centrica plc	513,840	1,477,605
CMS Energy Corporation	167,921	6,642,955
Consolidated Edison Incorporated	33,215	2,325,382
Dominion Resources Incorporated	72,245	5,051,370
DTE Energy Company	108,781	9,150,658
Duet Group	354,371	573,548
E.ON SE	187,516	1,694,254
Engie SA	147,526	2,283,169
Hera SpA	43,571	122,727
Just Energy Group Incorporated «	8,403	49,188
Keppel Infrastructure Trust	56,761	18,770
MDU Resources Group Incorporated	271,803	4,949,533
National Grid plc	359,866	4,806,295
NiSource Incorporated	184,287	3,958,485
Northwestern Corporation	64,317	3,818,500
PG&E Corporation	56,765	3,220,278
Public Service Enterprise Group Incorporated	57,702	2,461,567
RWE AG	45,697	517,821
SCANA Corporation	86,657	5,634,438
Sempra Energy	27,179	2,623,045
Suez Environnement Company SA	28,095	485,310
TECO Energy Incorporated	144,664	3,973,920
Vector Limited	28,886	61,899
Vectren Corporation	115,119	5,240,217
Veolia Environnement SA	45,364	1,024,438

92	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name		Shares	Value

Multi-Utilities (continued)
WEC Energy Group Incorporated		191,343	$10,782,178
YTL Corporation Bhd		1,978,309	738,549
YTL Power International Bhd		1,409,368	489,316

			109,511,830

Water Utilities: 0.24%
Aguas Andinas SA Class A		613,482	316,929
American Water Works Company Incorporated		108,778	7,050,990
Aqua America Incorporated		245,612	7,508,359
Beijing Enterprises Water Group Limited		1,732,000	907,317
Guangdong Investment Limited		804,000	975,995
Hyflux Limited		81,500	31,553
Pennon Group plc		35,570	401,109
Severn Trent plc		25,380	750,684
United Utilities Group plc		65,169	835,638

			18,778,574

Total Common Stocks (Cost $6,646,971,979)			7,793,199,919

	Dividend yield

Preferred Stocks: 0.35%

Consumer Discretionary: 0.05%

Automobiles: 0.04%
Bayerische Motoren Werke AG ±	4.93%	4,593	309,717
Hyundai Motor Company ±	4.25	4,236	353,016
Hyundai Motor Company ±	4.26	2,744	225,329
Porsche Automobile Holding SE ±	5.18	14,496	655,604
Volkswagen AG ±	2.70	13,751	1,599,063

			3,142,729

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.83	196,650	974,055

Consumer Staples: 0.02%

Beverages: 0.00%
ITO EN Limited ±	2.72	4,600	74,231

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.63	17,027	1,711,049

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
Petroleo Brasileiro SA †	0.00	1,282,258	1,641,321
Surgutneftegaz SP ADR ±	21.80	269,016	1,576,434

			3,217,755

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	93

Security name	Dividend yield		Shares	Value

Financials: 0.15%

Banks: 0.15%
Banco Bradesco SA ±	6.44%		773,740	$4,111,918
Itau Unibanco Holding SA ±	7.32		918,085	5,807,264
Itausa Investimentos Itau SA ±	7.20		1,013,403	1,721,161
Shinkin Central Bank Class A ±	2.86		104	207,806

				11,848,149

Health Care: 0.01%

Biotechnology: 0.01%
Grifols SA Class B ±	1.87		22,412	349,858

Health Care Equipment & Supplies: 0.00%
Sartorius AG Vorzug ±	0.45		791	203,079

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00		612	198

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Samsung Electronics Company Limited ±	2.26		3,621	2,891,876

Materials: 0.02%

Chemicals: 0.01%
Fuchs Petrolub AG ±	2.24		6,432	262,868
LG Chem Limited ±	2.39		846	137,736
Sociedad Quimica y Minera de Chile SA Class B ±	2.75		12,021	212,815

				613,419

Metals & Mining: 0.01%
Vale SA ±	13.81		553,330	1,179,541

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Telefonica Brasil SA ±	4.28		131,152	1,247,651

Utilities: 0.00%

Multi-Utilities: 0.00%
RWE AG ±	1.69		3,735	32,023

Total Preferred Stocks (Cost $59,406,695)				27,485,613

		Expiration date

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Banco Popular Espanol SA †		3-10-2016	153,010	3,495

94	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—February 29, 2016

Security name		Expiration date	Shares	Value

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)		5-16-2016	1,885	$0

Industrials: 0.00%

Construction & Engineering: 0.00%
Gamuda Bhd †(a)		3-1-2016	118,350	118,783

Utilities: 0.00%

Independent Power & Renewable Electricity Producers: 0.00%
Enel Green Power SpA †(a)		3-21-2016	152,321	7

Total Rights (Cost $3,368)				122,285

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †		4-29-2017	32,389	93,477

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †		11-3-2017	5,790	829

Media: 0.00%
Seat Pagine Gialle SpA †		4-29-2016	147	0
Yellow Pages Limited †		12-20-2022	128	371

				371

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	47,262	899

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Discount Investment Corporation †		12-21-2016	276	69
Discount Investment Corporation †		12-21-2017	276	76
Discount Investment Corporation †		12-21-2018	276	92

				237

Total Warrants (Cost $112,266)				95,813

	Yield
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%		295,890,586	295,890,586
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43		85,441,780	85,441,780

Total Short-Term Investments (Cost $381,332,366)				381,332,366

Total investments in securities (Cost $7,087,826,674) *	103.23%	8,202,235,996
Other assets and liabilities, net	(3.23)	(256,496,917)

Total net assets	100.00%	$7,945,739,079

Portfolio of investments—February 29, 2016	Wells Fargo Diversified Stock Portfolio	95

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,155,338,924 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,026,679,580
Gross unrealized losses	(979,782,508)

Net unrealized gains	$1,046,897,072

The following table shows percent of total long-term investments by geographic locations as of February 29, 2016:

United States	64.79%
Japan	6.61
United Kingdom	3.13
China	2.60
Taiwan	1.73
Australia	1.66
Switzerland	1.56
Hong Kong	1.48
Ireland	1.39
France	1.36
Canada	1.34
India	1.33
Germany	1.23
South Korea	1.22
Other	8.57

100.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio (formerly known as the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), two of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”) as of February 29, 2016, and the related statements of operations for the year then ended, the statements of changes in the net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments as of February 29, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments in securities based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments in securities. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of February 29, 2016, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

April 26, 2016

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 27, 2016

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 27, 2016